   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 28, 1999

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933/X/

                         POST-EFFECTIVE AMENDMENT NO. 17

                                     AND/OR
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940/X/

                                AMENDMENT NO. 18

                        (CHECK APPROPRIATE BOX OR BOXES)
                             NATIONWIDE MUTUAL FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


NATIONWIDE MID CAP GROWTH FUND
NATIONWIDE GROWTH FUND
NATIONWIDE FUND
NATIONWIDE S&P 500 INDEX FUND
NATIONWIDE BOND FUND
NATIONWIDE TAX-FREE INCOME FUND
NATIONWIDE LONG-TERM U.S. GOVERNMENT BOND FUND
NATIONWIDE INTERMEDIATE U.S. GOVERNMENT BOND FUND
NATIONWIDE MONEY MARKET FUND
NATIONWIDE FOCUS FUND
NATIONWIDE SMALL CAP VALUE FUND II
NATIONWIDE HIGH YIELD BOND FUND
NATIONWIDE SMALL CAP INDEX FUND
NATIONWIDE MID CAP INDEX FUND II
NATIONWIDE INTERNATIONAL INDEX FUND
NATIONWIDE BOND INDEX FUND
MORLEY CAPITAL ACCUMULATION FUND
MORLEY ENHANCED INCOME FUND
PRESTIGE LARGE CAP VALUE FUND
PRESTIGE LARGE CAP GROWTH FUND
PRESTIGE SMALL CAP FUND
PRESTIGE BALANCED FUND
PRESTIGE INTERNATIONAL FUND
THE AGGRESSIVE FUND
THE MODERATELY AGGRESSIVE FUND
THE MODERATE FUND
THE MODERATELY CONSERVATIVE FUND
THE CONSERVATIVE FUND


                             THREE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43216
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (614) 249-7855
                                            SEND COPIES OF COMMUNICATIONS TO:
                                                 MS. ELIZABETH A. DAVIN
                                            DIETRICH, REYNOLDS AND KOOGLER
                                                 ONE NATIONWIDE PLAZA
                                                 COLUMBUS, OHIO 43215
                                        (NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective:


[X]  60 days after filing pursuant to paragraph (a) (2) of Rule 485.

                                Explanatory Note



This filing includes Prospectus for The Nationwide Small Cap Index Fund, the Nationwide Mid Cap Market Index Fund, the Nationwide International Index Fund and the Nationwide Bond Index Fund and the Statement of Additional Information for the funds listed above as well as for the prospectuses for each of the Focus Fund, the High Yield Bond Fund, the Morley Enhanced Income Fund, and the Value Opportunities Fund and the combined Statement of Additional Information for these Funds.

The Prospectuses and Statements of Additional Information for the Mid Cap Growth Fund, Growth Fund, Nationwide Fund, Bond Fund, Tax-Free Income Fund, Long-Term U.S. Government Bond Fund, Intermediate U.S. Government Bond Fund, and Money Market Fund-Prime Shares Prestige Large Cap Value Fund, Prestige Large Cap Growth Fund, Prestige Small Cap Growth Fund, Prestige Balanced Fund, Prestige International Fund, Nationwide, Morley Capital Accumulation Fund, are included in Post-Effective Amendment No. 15 and are incorporated by reference into this filing of Post-Effective Amendment No. 17 to the Registration Statement.

                                                                  DRAFT 12/24/99

                                   PROSPECTUS



                               December 29, 1999




                            NATIONWIDE MUTUAL FUNDS



                        Nationwide Small Cap Index Fund
                      Nationwide Mid Cap Market Index Fund
                      Nationwide International Index Fund
                           Nationwide Bond Index Fund







As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares as an investment or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

                                TABLE OF CONTENTS



FUND SUMMARIES...................................................1


     Nationwide Small Cap Index Fund.............................1



     Nationwide MidCap Market Index Fund ........................5



     Nationwide International Index Fund.........................8



     Nationwide Bond Index Fund.................................11



MORE ABOUT THE FUNDS............................................15



INVESTMENT RISKS................................................19



MANAGEMENT......................................................25



BUYING, SELLING AND EXCHANGING FUND SHARES......................27



DISTRIBUTIONS AND TAXES.........................................38


ADDITIONAL INFORMATION..........................................Back Cover

                                                                  DRAFT 12/24/99

FUND SUMMARIES


This Prospectus provides information about four of the Nationwide Mutual Funds:
Nationwide Small Cap Index Fund, Nationwide MidCap Market Index Fund, Nationwide International Index Fund and Nationwide Bond Index Fund (together the "Funds"). "You" and "your" refer to potential investors and current shareholders of one or more of the Funds.


This section summarizes key information about the Funds. Use these summaries to compare the Funds with other mutual funds. More detailed information about the risks and investment techniques of each Fund can be found in "MORE ABOUT THE FUNDS."

A QUICK NOTE ABOUT SHARE CLASSES


Each Fund has three different share classes -- Class A, Class B and Institutional Class. The fees, sales charges and expenses for each share class are different, but each share class of a particular Fund represents an investment in the same assets of that Fund.



The fees and expenses for each Fund are set forth below. For more information about which share class is right for you, see "BUYING, SELLING AND EXCHANGING FUND SHARES -- Choosing a Share Class."


ABOUT EACH FUND GENERALLY


Each Fund employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of that Fund's index. Each Fund will be substantially invested in securities in the applicable index, and will invest at least 80% of its assets in securities or other financial instruments in, or correlated with, the applicable index. Each Fund's investment objective may be changed without shareholder approval if the series in which the Fund invests changes its investment objective or if the Fund invests in another series. A Fund may change its target index if Fund management believes a different index would better enable the Fund to match the performance of the market segment represented by the current index.



Each Fund invests all of its assets in a Series of Quantitative Master Series Trust that has the same goals as the Fund. All investments will be made at the level of the Series. This structure is sometimes called a "master/feeder" structure. Each Fund's investment results will correspond directly to the investment results of the underlying Series it invests in. For simplicity, this Prospectus uses the term "Fund" to include the underlying Series a Fund invests in. There is no guarantee that the Funds will achieve their objectives.


NATIONWIDE SMALL CAP INDEX FUND

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks to match the performance of the Russell 2000 Index (the "Russell 2000") as closely as possible before the deduction of Fund expenses. The Russell 2000 is a market-weighted index composed of approximately 2,000 common stocks issued by smaller-capitalization U.S. companies in a wide range of businesses. Market capitalization is a common way to measure the size of a company based on the price of its common stock; it is simply the number of outstanding shares of the company multiplied by the current share price. [Inset Box]

Market-weighted index is an index in which the weighting of each security is based on its market capitalization. In a market-weighted index, changes in the price of a company with a large capitalization affect the level of the index more than changes in the price of a company with smaller market capitalization. [Inset Box]


The Small Cap Index Fund invests in a statistically selected sample of stocks included in the Russell 2000 and in derivative instruments linked to the Russell 2000. The Fund may not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. The Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 as a whole. Because the Fund seeks to invest in assets whose performance matches the performance of the Russell 2000, it may concentrate more assets in fewer companies and is considered a non-diversified fund. The Fund may also engage in securities lending.


PRINCIPAL RISKS

As with any mutual fund, the value of the Fund's investments -- and therefore the value of the Fund's shares -- may go up or down. And because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Individual stocks and other equity investments in the Small Cap Index Fund - as well as the stock market as a whole -- could lose value. Individual stocks can lose value if investors lose confidence in a company's ability to grow or sustain profits. Investor confidence in stocks, economic developments in the U. S. and foreign countries, interest rate changes and other factors can also affect the broader stock market.
Typically, stocks are more volatile than bonds.

The Fund is also subject to selection risk, which is the risk that the Fund's investments, which may not fully replicate the index, may perform differently from the securities in the index. The Fund will attempt to be fully invested at all times and will not hold a significant portion of its assets in cash. The Fund will generally not attempt to hedge against adverse market movements. Therefore, the Fund might go down in value more than other mutual funds in the event of a general market decline. In addition, an index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the Russell 2000 as closely as possible, it will tend to underperform the index to some degree over time.


The Fund is a non-diversified fund, which means that it may invest more of its assets in fewer companies than if it were a diversified fund. By concentrating more assets in a smaller number of investments, the Fund's risk is increased because some investments have a greater effect on the Fund's performance. This helps the Fund's performance when its investments are successful, but also hurts the Fund's performance when its investments are unsuccessful.

PERFORMANCE


 The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility - or variability - of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.



Annual returns - Nationwide Small Cap Index Fund



                              [add bar chart here]



Best Quarter:  ___% ___% qtr of 19__     Worst Quarter:  ___% ___ qtr of 19__



Average annual returns - as of December 31, 1999 (1)



                                                           One Year        Since Inception (2)

The Fund - Class A shares                                          %                 %
The Fund - Class B shares                                          %                 %
The Fund - Institutional Class shares                              %                 %



Such fees and expenses will be in addition to the fees and expenses borne by the Series. therefore, had the Fund been invested in the Series for the time periods indicated, its performance would have been less because of the additional fees and expenses incurred at the Fund level.



(1) These returns reflect performance after sales charges (for Class A and Class B shares) and expenses are deducted, and include the performance of the Series prior to commencement on December 29, 1999.



(2) The Series began operation on _____________, 199_. These returns include performance based on the Series, which was achieved prior to the creation of the Fund (12/29/99). the returns have been restated for the sales charges but not for fees applicable to each class of the Fund. Had the Fund been in existence for the time periods presented, the performance of each class of the Fund would have been lower as a result of their additional expenses.



(3) The Russell 2000 is an unmanaged index of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies. These returns do not include the effect of any sales charges or expenses. If sales do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual return of this Index would be lower.

FEES AND EXPENSES

THIS TABLE DESCRIBED THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING SHARES OF THE SMALL CAP INDEX FUND.



      Shareholder Fees(1)                       Class A Shares         Class B Shares           Institutional
                                                                                                 Class Shares
(paid directly from your
  investment)
Maximum Sales Charge (Load)                       5.75%(2)                    None                      None
imposed upon purchases
(as a percentage of offering price)
Maximum Deferred Sales Charge                      None(3)                   5.00%(4)                   None
(Load) imposed on redemptions
(as a percentage of original purchase
price or sale proceeds, as applicable)

Annual Fund Operating Expenses
(deducted from Fund assets)(5)
Management Fees(6)                                0.08%                     0.08%                     0.08%
Distribution and/or Service
     (12b-1) Fees(7)                              0.25                      1.00                        none
Other Expenses(8)                                 0.48                      0.33                      0.23

Total Annual Fund
   Operating Expenses(9)                          0.81%                     1.41%                     0.31%


(1) If you buy and sell shares through a broker or agent, they may also charge you a transaction fee.
(2) As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "BUYING, SELLING AND EXCHANGE FUND SHARES -- Buying Shares -- Class A sales charges."
(3) A contingent deferred sales charge (CDSC) of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge.

(4) A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Shares - Selling Shares - Contingent deferred sales charge (CDSC) on Class A and Class B shares."

(5) Fees and expenses include the expenses of both the Fund and the Fund's pro rata share of the expenses of the Series it invests in.
(6) Paid by the Series. The investment adviser of the Series has entered into contractual arrangements to provide that the management fee for the Series, when combined with administrative fees of certain funds that invest in the Series, will not exceed specific amounts.

    As a result of these contractual arrangements,the investment adviser of the Series currently receives a management fee of 0.01%.
(7) Paid by the Fund.
(8) Because the Fund is new and does not yet have any operating history, "Other Expenses" are based upon estimates for the current fiscal year. "Other Expenses" include transfer agent, fund accounting and administration fees and expenses paid by the Funds and fund accounting fees and expenses paid by the Series.

(9) At least through ______________, 2000, Villanova SA Capital Trust ("VSA") has agreed to waive fees or otherwise reimburse expenses for the Fund so that the Total Annual Operating Expenses will not exceed 0.79% for Class A shares, 1.54% for Class B shares and 0.54% for Institutional Class shares. This waiver of fees and reimbursement of expenses is subject to a possible reimbursement of VSA by the Fund within five years of the Fund's commencement of operations if the reimbursement by the Fund can be implemented within the annual expense limitations described above.


EXAMPLE

THIS EXAMPLE SHOWS WHAT YOU COULD PAY IN EXPENSES OVER TIME. YOU CAN ALSO USE THIS EXAMPLE TO COMPARE THE COSTS OF THIS FUND WITH OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN SELL ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. IT ASSUMES A 5% RETURN EACH YEAR AND NO CHANGES IN EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:



                                                     1 Year                     3 Years

Class A Shares                                         $653                       $819

Class B Shares                                         $644                       $746

Institutional  Class Shares                            $ 32                       $100


You would pay the following expenses on the same investment if you did not sell your shares:



                                                     1 Year         3 Years

Class B Shares                                         $144           $446

THE NATIONWIDE MIDCAP MARKET INDEX FUND



OBJECTIVE AND PRINCIPAL STRATEGIES



The Fund seeks to match the performance of the Standard & Poor's Mid Cap 400 Index (the "S&P 400")* as closely as possible before the deduction of Fund expenses. The S&P 400 is composed of 400 common stocks issued by U.S. mid-capitalization companies in a wide range of businesses. The S&P 400 is a market-weighted index and is generally considered broadly representative of the performance of publicly traded U.S. mid-capitalization stocks.



The Mid Cap Index Fund invests in the common stocks represented in the S&P 400 in roughly the same proportions as their weightings in the S&P 400. The Fund may also invest in derivative instruments linked to the S&P 400. The Fund may not invest in all of the common stocks in the S&P 400, or in the same weightings as in the S&P 400. At those times, the Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the S&P 400 as a whole. Because the Fund seeks to invest in assets whose performance matches the performance of the S&P 400, it may concentrate more assets in fewer companies and is considered a non-diversified fund. The Fund may also engage in securities lending.



PRINCIPAL RISKS



As with any mutual fund, the value of the Fund's investments -- and therefore the value of the Fund's shares -- may go up or down. And because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Individual stocks and other equity investments in the Mid Cap Index Fund
- as well as the stock market as a whole -- could lose value. Individual stocks can lose value if investors lose confidence in a company's ability to grow or sustain profits. Investor confidence in stocks, economic developments in the U.S. and foreign countries, interest rate changes and other factors can also affect the broader stock market. Typically, stocks are more volatile than bonds.



The Fund is also subject to selection risk, which is the risk that the Fund's investments, which may not fully replicate the index, may perform differently from the securities in the index. The Fund will attempt to be fully invested at all times and will not hold a significant portion of its assets in cash. The Fund will generally not attempt to hedge against adverse market movements. Therefore, the Fund might go down in value more than other mutual funds in the event of a general market decline. In addition, an index fund has operating and other expenses while an



--------------

* "Standard & Poor's", "S&P", "S&P 400", "Standard & Poor's 400", and "400" are trademarks of The McGraw-Hill Companies, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. For further information regarding the trademark licenses, see the Statement of Additional Information.

index does not. As a result, while the Fund will attempt to track the S&P 400 as closely as possible, it will tend to underperform the index to some degree over time.



The Fund is a non-diversified fund, which means that it may invest more of its assets in fewer companies than if it were a diversified fund. By concentrating more assets in a smaller number of investments, the Fund's risk is increased because some investments have a greater effect on the Fund's performance. This helps the Fund's performance when its investments are successful, but also hurts the Fund's performance when its investments are unsuccessful.



PERFORMANCE



No performance information is provided because the Mid Cap Index Fund will not begin operations until on or about January 1, 2000.



FEES AND EXPENSES



THIS TABLE DESCRIBED THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING SHARES OF THE MID CAP INDEX FUND.




Shareholder Fees(1)                          Class A Shares        Class B Shares        Institutional
                                                                                          Class Shares
(paid directly from your
  investment)
Maximum Sales Charge (Load)                      5.75%(2)              None                     None
imposed upon purchases
(as a percentage of offering price)
Maximum Deferred Sales Charge                    None(3)              5.00%(4)                  None
(Load) imposed on redemptions
(as a percentage of original purchase
price or sale proceeds, as applicable)

Annual Fund Operating Expenses
(deducted from Fund assets)(5)
Management Fees(6)                              0.101%                 0.101%                   0.10%
Distribution and/or Service
     (12b-1) Fees(7)                             0.25%                  1.00%                   None
Other Expenses(8)                                0.48%                  0.33%                   0.23%

Total Annual Fund
   Operating Expenses(9)                         0.83%                  1.43%                   0.33%




(1) If you buy and sell shares through a broker or agent, they may also charge you a transaction fee.

(2) As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "BUYING, SELLING AND EXCHANGE FUND SHARES -- Buying Shares -- Class A sales charges."



(3) A contingent deferred sales charge (CDSC) of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge.



(4) A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Shares - Selling Shares - Contingent deferred sales charge (CDSC) on Class A and Class B shares."



(5) Fees and expenses include the expenses of both the Fund and the Fund's pro rata share of the expenses of the Series it invests in.



(6) Paid by the Series.



(7) Paid by the Fund.



(8) Because the Fund is new and does not yet have any operating history, "Other Expenses" are based upon estimates for the current fiscal year. "Other Expenses" include transfer agent, fund accounting and administration fees and expenses paid by the Funds and fund accounting fees and expenses paid by the Series.



(9) At least through ______________, 2000, Villanova SA Capital Trust ("VSA") has agreed to waive fees or otherwise reimburse expenses for the Fund so that the Total Annual Operating Expenses will not exceed 0.__% for Class A shares, ____% for Class B shares and ____% for Institutional Class shares. This waiver of fees and reimbursement of expenses is subject to a possible reimbursement of VSA by the Fund within five years of the Fund's commencement of operations if the reimbursement by the Fund can be implemented within the annual expense limitations described above.



EXAMPLE



THIS EXAMPLE SHOWS WHAT YOU COULD PAY IN EXPENSES OVER TIME. YOU CAN ALSO USE THIS EXAMPLE TO COMPARE THE COSTS OF THE FUND WITH OTHER MUTUAL FUNDS.



THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN SELL ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. IT ASSUMES A 5% RETURN EACH YEAR AND NO CHANGES IN EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:



                                                     1 Year          3 Years

Class A Shares                                         $655            $825

Class B Shares                                         $646            $752

Institutional Class Shares                             $ 34            $106

You would pay the following expenses on the same investment if you did not sell your shares:




                                                     1 Year          3 Years

Class B Shares                                         $146            $452

THE NATIONWIDE INTERNATIONAL INDEX FUND

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Asia and Far East Capitalization Weighted Index (the "EAFE Index") as closely as possible before the deduction of Fund expenses. The EAFE Index is composed of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the EAFE Index are selected from among the larger capitalization companies in these markets. The weighting of the EAFE index is based on the market capitalization of each of the countries in the index.


The International Index Fund invests in a statistically selected sample of equity securities included in the EAFE Index and in derivative instruments linked to the EAFE Index. The Fund may not invest in all of the countries, or all of the companies within a country, represented in the EAFE Index, or in the same weightings as in the EAFE Index. The Fund will choose investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the EAFE Index as a whole. Because the Fund seeks to invest in assets whose performance matches the performance of the EAFE Index, it may concentrate more assets in fewer companies and is considered a non-diversified fund. The Fund may also engage in securities lending.


PRINCIPAL RISKS

As with any mutual fund, the value of the Fund's investments -- and therefore the value of the Fund's shares -- may go up or down. And because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Individual stocks and other equity investments in the International Index Fund - as well as a stock market as a whole -- could lose value. Individual stocks can lose value if investors lose confidence in a company's ability to grow or sustain profits. Investor confidence in stocks, economic developments in the U. S. and in foreign countries, interest rate changes and other factors can also affect the broader stock market. Typically, stocks are more volatile than bonds.

Since the Fund invests principally in foreign securities, including securities denominated in foreign currencies, the Fund's investments involve special risks, including the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. In addition, the securities in which the Fund invests are subject to significant changes in value due to exchange rate fluctuations.

The Fund is also subject to selection risk, which is the risk that the Fund's investments, which may not fully replicate the EAFE Index, may perform differently from the securities in the EAFE Index. The Fund will attempt to be fully invested at all times and will not hold a significant portion of its assets in cash. The Fund will generally not attempt to hedge against adverse market movements. Therefore, the Fund might go down in value more than other mutual funds in the event of a general market decline. In addition, an index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the EAFE Index as closely as possible, it will tend to underperform the index to some degree over time.


The Fund is a non-diversified fund, which means that it may invest more of its assets in fewer companies than if it were a diversified fund. By concentrating more assets in a smaller number of investments, the Fund's risk is increased because some investments have a greater effect on the Fund's performance. This helps the Fund's performance when its investments are successful, but also hurts the Fund's performance when its investments are unsuccessful.


PERFORMANCE

No performance information is provided because the International Index Fund will not begin operations until on or about January 1, 2000.

FEES AND EXPENSES

THIS TABLE DESCRIBED THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING SHARES OF THE INTERNATIONAL INDEX FUND.


Shareholder Fees(1)                            Class A Shares       Class B Shares    Institutional
                                                                                      Class Shares
(paid directly from your
  investment)
Maximum Sales Charge (Load)                          5.75%(2)            None                None
imposed upon purchases
(as a percentage of offering price)
Maximum Deferred Sales Charge                        None(3)             5.00%(4)            None
(Load) imposed on redemptions
(as a percentage of original purchase
price or sale proceeds, as applicable)

Annual Fund Operating Expenses
(deducted from Fund assets)(5)
Management Fees(6)                                   0.01%               0.01%               0.01%
Distribution and/or Service
    (12b-1) Fees(7)                                  0.25%               1.00%               None
Other Expenses(8)                                    0.48%               0.33%               0.21%

Total Annual Fund
   Operating Expenses(9)
                                                     0.88%               1.48%               0.36%

(1) If you buy and sell shares through a broker or agent, they may also charge you a transaction fee.

(2) As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "BUYING, SELLING AND EXCHANGE FUND SHARES -- Buying Shares -- Class A sales charges."

(3) A contingent deferred sales charge (CDSC) of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge.


(4) A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying and

Selling Shares - Contingent deferred sales charge (CDSC) on Class A and Class B shares."



(5) Fees and expenses include the expenses of both the Fund and the Fund's pro rata share of the expenses of the Series it invests in.



(6) Paid by the Series.


(7) Paid by the Fund.

(8) Because the Fund is new and does not yet have any operating history, "Other Expenses" are based upon estimates for the current fiscal year. "Other Expenses" include transfer agent, fund accounting and administration fees and expenses paid by the Funds and fund accounting fees and expenses paid by the Series.


(9) At least through ______________, 2000, Villanova SA Capital Trust ("VSA") has agreed to waive fees or otherwise reimburse expenses for the Fund so that the Total Annual Operating Expenses will not exceed 0.86% for Class A shares, 1.61% for Class B shares and 0.61% for Institutional Class shares. This waiver of fees and reimbursement of expenses is subject to a possible reimbursement of VSA by the Fund within five years of the Fund's commencement of operations if the reimbursement by the Fund can be implemented within the annual expense limitations described above.


EXAMPLE

THIS EXAMPLE SHOWS WHAT YOU COULD PAY IN EXPENSES OVER TIME. YOU CAN ALSO USE THIS EXAMPLE TO COMPARE THE COSTS OF THIS FUND WITH OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN SELL ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. IT ASSUMES A 5% RETURN EACH YEAR AND NO CHANGES IN EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:



                                                     1 Year     3 Years

Class A Shares                                         $660       $840

Class B Shares                                         $651       $768

Institutional Class Shares                             $ 39       $122


You would pay the following expenses on the same investment if you did not sell your shares:



                                                     1 Year      3 Years

Class B Shares                                        $151         $468

NATIONWIDE BOND INDEX FUND

OBJECTIVE AND PRINCIPAL STRATEGIES


The Fund seeks to match the performance of the Lehman Brothers Aggregate Bond Index (the "Aggregate Bond Index") as closely as possible before the deduction of Fund expenses. The Aggregate Bond Index is composed primarily of U.S. dollar-denominated investment grade bonds of different types.



The Bond Index Fund invests in a statistically selected sample of bonds that are included in or correlated with the Aggregate Bond Index, and in derivative instruments linked to the Aggregate Bond Index. The Fund may not invest in all of the bonds in the Aggregate Bond Index, or in the same weightings as in the Aggregate Bond Index. The Fund may invest in bonds not included in the index, but which are selected to reflect characteristics such as maturity, duration, or credit quality similar to bonds in the index. This may result in different levels of interest rate, credit or prepayment risks from the levels of risks in the Aggregate Bond Index. The Aggregate Bond Index is composed of a variety of U.S. dollar-denominated investment grade bonds, including bonds issued by the U.S. Government and foreign governments and their agencies, and bonds issued by the U.S. or foreign companies, among others. Because the Fund seeks to invest in assets whose performance matches the performance of the Aggregate Bond Index, it may concentrate more assets in fewer companies and is considered a non-diversified fund. The Fund may also engage in securities lending.


Maturity is the time at which the principal amount of a bond is scheduled to be repaid. [Inset Box]


Duration is the sensitivity of a bond or bond portfolio to changes in interest rates. [Inset Box]


Investment Grade Bonds are securities which have been rated within the four highest rating categories by a nationally recognized statistical rating organization ("rating agency"), such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The rating agency evaluates a debt security, measures the issuer's financial condition and stability, and assigns a rating to the security. By measuring the issuer's ability to pay back the debt, ratings help investors evaluate the safety of their bond investments.


PRINCIPAL RISKS

As with any mutual fund, the value of the Fund's investments -- and therefore the value of the Fund's shares -- may go up or down. And because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. The Fund's investments are subject to interest rate and credit risk. Interest rate risk is the risk that when interest rates go up, the value of debt instruments generally goes down. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than shorter term securities. Credit risk is the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

The Bond Index Fund may invest in foreign securities to the extent foreign securities are represented in the Aggregate Bond Index. Currently, the Aggregate Bond Index includes a portion of foreign securities. The Fund will invest only in dollar-denominated foreign securities. Because the Fund invests in foreign securities, an investment in the Fund involves special risks, including the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities.


The Fund is also subject to selection risk, which is the risk that the Fund's investments, which may not fully replicate the Aggregate Bond Index, may perform differently from the securities in the index. The Fund will attempt to be fully invested at all times and will not hold a significant portion of its assets in cash. The Fund will generally not attempt to hedge against adverse market movements. Therefore, the Fund might go down in value more than other mutual funds in the event of a general market decline. In addition, an index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track Aggregate Bond Index as closely as possible, it will tend to underperform the index to some degree over time.


The Fund is a non-diversified fund, which means that it may invest more of its assets in fewer companies than if it were a diversified fund. By concentrating more assets in a smaller number of investments, the Fund's risk is increased because some investments have a greater effect on the Fund's performance. This helps the Fund's performance when its investments are successful, but also hurts the Fund's performance when its investments are unsuccessful.


Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility - or variability - of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.



Annual returns - Nationwide Bond Index Fund



                              [add bar chart here]



         Best Quarter:  ___% ___% qtr of 19__        Worst Quarter:  ___% ___ qtr of 19__



Average annual returns - as of December 31, 1999 (1)

                                                                      One Year       Since Inception(2)

The Fund - Class A shares                                                     %                %
The Fund - Class B shares                                                     %                %
The Fund - Institutional Class shares                                         %                %



Such fees and expenses will be in addition to the fees and expenses borne by the Series. therefore, had the Fund been invested in the Series for the time periods indicated, its performance would have been less because of the additional fees and expenses incurred at the Fund level.



(1) These returns reflect performance after sales charges (for Class A and Class B shares) and expenses are deducted, and include the performance of the Series prior to commencement on December 29, 1999.



(2) The Series began operation on _____________, 199_. These returns include performance based on the Series, which was achieved prior to the creation of the Fund (12/29/99). The returns have been restated for the sales charges but not for fees applicable to each class of the Fund. Had the Fund been in existence for the time periods presented, the performance of each class of the Fund would have been lower as a result of their additional expenses.



(3) The Lehman Aggregate Bond Index is an unmanaged index comprised of U.S. government securities and corporate debt securities and is generally representative of the bond market as a whole. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual return of this Index would be lower.


FEES AND EXPENSES

THIS TABLE DESCRIBED THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING SHARES OF THE BOND INDEX FUND.



Shareholder Fees(1)                           Class A Shares    Class B Shares    Institutional
                                                                                  Class Shares
(paid directly from your
  investment)
Maximum Sales Charge (Load)                      5.75%(2)            None              None
imposed upon purchases
(as a percentage of offering price)
Maximum Deferred Sales Charge                    None(3)             5.00%(4)          None
(Load) imposed on redemptions
(as a percentage of original purchase
price or sale proceeds, as applicable)

Annual Fund Operating Expenses
(deducted from Fund assets)(5)


Management Fees(6)                               0.06%           0.06%           0.06%
Distribution and/or Service
    (12b-1) Fees(7)                              0.25%           1.00%           None
Other Expenses(8)                                0.48%           0.33%           0.23%

Total Annual Fund
   Operating Expenses(9)                         0.83%           1.43%           0.33%


(1) If you buy and sell shares through a broker or agent, they may also charge you a transaction fee.

(2) As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "BUYING, SELLING AND EXCHANGE FUND SHARES -- Buying Shares -- Class A sales charges."

(3) A contingent deferred sales charge (CDSC) of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge.


(4) A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Shares - Selling Shares - Contingent deferred sales charge (CDSC) on Class A and Class B shares."


(5) Fees and expenses include the expenses of both the Fund and the Fund's pro rata share of the expenses of the Series it invests in.

(6) Paid by the Series. The investment adviser of the Series has entered into contractual arrangements to provide that the management fee for the Series, when combined with administrative fees of certain funds that invest in the Series, will not exceed specific amounts. As a result of these contractual arrangements, the investment adviser of the Series currently receives a management fee of 0.01%.

(7) Paid by the Fund.

(8) Because the Fund is new and does not yet have any operating history, "Other Expenses" are based upon estimates for the current fiscal year. "Other Expenses" include transfer agent, fund accounting and administration fees and expenses paid by the Funds and fund accounting fees and expenses paid by the Series.


(9) At least through ______________, 2000, Villanova SA Capital Trust ("VSA") has agreed to waive fees or otherwise reimburse expenses for the Fund so that the Total Annual Operating Expenses will not exceed 0.81% for Class A shares, 1.56% for Class B shares and 0.56% for Institutional Class shares. This waiver of fees and reimbursement of expenses is subject to a possible reimbursement of VSA by the Fund within five years of the Fund's commencement of operations if the reimbursement by the Fund can be implemented within the annual expense limitations described above.

EXAMPLE

THIS EXAMPLE SHOWS WHAT YOU COULD PAY IN EXPENSES OVER TIME. YOU CAN ALSO USE THIS EXAMPLE TO COMPARE THE COSTS OF THIS FUND WITH OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN SELL ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. IT ASSUMES A 5% RETURN EACH YEAR AND NO CHANGES IN EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:



                                                     1 Year          3 Years

Class A Shares                                       $655              $825

Class B Shares                                       $646              $752

Institutional  Class Shares                          $ 34              $106


You would pay the following expenses on the same investment if you did not sell your shares:



                                                     1 Year       3 Years

Class B Shares                                        $146          $452

MORE ABOUT THE FUNDS

ALL FUNDS

The Funds will not attempt to buy or sell securities based on Fund management's economic, financial or market analysis, but will instead employ a "passive" investment approach. This means that Fund management will attempt to invest in a portfolio of assets whose performance is expected to match approximately the performance of the respective index before deduction of Fund expenses. A Fund will only buy or sell securities when Fund management believes it is necessary to do so in order to match the performance of the respective index. Accordingly, it is anticipated that a Fund's portfolio turnover and trading costs will be lower than "actively" managed funds. However, the Funds have costs operating and other expenses, while an index does not. Therefore, each Fund will tend to underperform its target index to some degree over time.




In addition to the investment strategies described below, each Fund may also invest in illiquid securities and repurchase agreements, and may engage in securities lending. Each Fund will also invest in short term money market instruments as cash reserves to maintain liquidity. These instruments may include obligations of the U.S. Government, its agencies or instrumentalities, highly rated bonds or comparable unrated bonds, commercial paper, bank obligations and repurchase agreements. To the extent a Fund invests in short term money market instruments, it will generally also invest in options, futures or other derivatives in order to maintain full exposure to the index. The Funds will not invest in options, futures, other derivative instruments or short term money market instruments in order to lessen the Funds' exposure to common stocks or bonds, as a defensive strategy, but will instead attempt to remain fully invested at all times. Each Fund may also invest in derivative instruments for the purposes described below.


THE SMALL CAP INDEX FUND


The Russell 2000 is composed of the common stocks of the 1001st through the 3000th largest U.S. companies by market capitalization, as determined by the Frank Russell Company. The stocks represented in the index are issued by small-capitalization (generally less than $1.5 billion) U.S. companies in a wide range of businesses. The Russell 2000 is a market-weighted index, which means that the largest stocks represented in the index have the most effect on the index's performance. The Russell 2000 is generally considered broadly representative of the performance of publicly traded U.S. smaller-capitalization stocks. Frank Russell Company selects a stock for the Russell 2000 based on the index's criteria; it does not evaluate whether any particular stock is an attractive investment.




The Frank Russell Company updates the Russell 2000 once each year, at which time there may be substantial changes in the composition of the index (and consequently, significant turnover in the Fund). Stocks of companies that merge, are acquired or otherwise cease to exist during the year are not replaced in the index.



The Fund may invest in derivative instruments, and will normally invest a substantial portion of its assets in options and futures contracts linked to the performance of the Russell 2000. Derivatives allow the Fund to increase or decrease its exposure to the Russell 2000 quickly and at less cost than buying or selling stocks. The Fund will invest in options and futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions to purchase shares of the Fund, to maintain liquidity in the event of redemptions and to keep trading costs low. In connection with the use of derivative instruments, the Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities' weightings in the target index.


THE MID CAP MARKET INDEX FUND



The S&P 400 is composed of 400 common stocks issued by U.S. mid-capitalization companies in a wide range of businesses. The S&P 400 is generally considered broadly representative of the performance of publicly traded U.S. mid-capitalization stocks. The S&P 400 is a market-weighted index, which means that the largest stocks represented in the index have the most effect on the index's performance. The stocks in the S&P 400 are chosen by Standard & Poor's Ratings Group ("S&P"). S&P chooses stocks for inclusion in the S&P 400 based on market capitalization, trading activity and the overall mix of industries represented in the index, among other factors.



The Fund may invest in all 400 stocks in the S&P 400 in roughly the same proportion as their weightings in the S&P 400. For example, if 2% of the S&P 400 is made up of the stock of a particular company, the Fund may invest approximately 2% of its assets in that company. This strategy is known as "full replication." However, when the investment manager of the series believes it would be cost efficient the Fund may deviate from full replication and instead invest in a sample of 400 stocks in the S&P 400 based on the investment manager's optimization process, a statistical sampling technique that aims to create a portfolio which has aggregate investment characteristics, such as average market capitalization and industry weightings, similar to the S&P 400 as a whole, but which involves fewer transactions costs than would be incurred through full replication. The Fund may also purchase stocks not included in the S&P 400 when its investment manager believes that it would be a cost efficient way of approximating the S&P

400's performance to do so. If the Fund uses these techniques, it may not track the S&P 400 as closely as it would if it were fully replicating the S&P 400.



The Fund may invest in derivative instruments, and will normally invest a substantial portion of its assets in options and futures contracts linked to the performance of the S&P 400. Derivatives allow the Fund to increase or decrease its exposure to the S&P 400 quickly and at less cost than buying or selling stocks. The Fund will invest in options and futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions to purchase shares of the Fund, to maintain liquidity in the event of redemptions and to keep trading costs low. In connection with the use of derivative instruments, the Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities' weightings in the target index.


THE INTERNATIONAL INDEX FUND

The EAFE Index is composed of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the EAFE Index are selected from among the larger capitalization companies in these markets. The countries currently included in the EAFE Index are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, The Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and United Kingdom. The weighting of the EAFE Index among these countries is based upon each country's relative market capitalizations. The stocks in the EAFE Index are chosen by Morgan Stanley Capital International Limited ("Morgan Stanley"). Morgan Stanley chooses stocks for inclusion in the EAFE Index based on market capitalization, trading activity and the overall mix of industries represented in the index, among other factors. The EAFE Index is generally considered broadly representative of the performance of stocks traded in the international markets. Morgan Stanley's selection of a stock for the EAFE Index does not mean that Morgan Stanley believes the stock to be an attractive investment.



The Fund may invest in derivative instruments, and will normally invest a substantial portion of its assets in options and futures contracts correlated with countries within the EAFE Index. Derivatives allow the Fund to increase or decrease its exposure to the EAFE Index quickly and at less cost than buying or selling stocks. The Fund will invest in options and futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions for shares of the Fund, to maintain liquidity in the event of redemptions and to keep trading costs low. In connection with the use of derivative instruments, the Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities' weightings in the target index.

THE BOND INDEX FUND

The Aggregate Bond Index is a market-weighted index comprised of 6,500 dollar-denominated investment grade bonds with maturities greater than one year. The Aggregate Bond Index includes:

     - U.S. government and government agency securities
     - Securities issued by supranational entities, such as the World Bank
     - Securities issued by foreign governments and U.S. and foreign corporations
     - Mortgage backed securities

Mortgage backed securities are securities that give their holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. [Inset Box]

Lehman Brothers' selection of a bond for the Aggregate Bond Index does not mean that Lehman Brothers believes the security to be an attractive investment.





The Bond Index Fund may trade securities to the extent necessary to maintain the duration of certain segments of the portfolio close to the duration of corresponding segments of the index, and, accordingly, the Bond Index Fund may have a higher portfolio turnover rate than the other Funds.





Medium-grade securities are obligations rated in the fourth highest rating category by any rating agency. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.



All ratings are determined at the time of investment. Any subsequent rating downgrade of a debt obligation will be monitored by Fund management to consider what action, if any, the Fund should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.


The Fund will usually invest a substantial portion of its assets in mortgage backed securities. Mortgage backed securities may be either pass through securities or collateralized mortgage obligations.

Pass through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders (less servicing costs). [Inset Box]

Collateralized Mortgage Obligations are mortgage backed securities that divide the principal and interest payments collected on a pool of mortgages into several revenue streams with different priority rights to various portions of the underlying mortgage payments. [Inset Box]

The Fund may also purchase securities on a when-issued basis, and it may purchase or sell securities for delayed delivery. This is when the Fund buys or sells securities with payment and delivery taking place in the future so that the Fund can lock in a favorable yield and price at the time of entering into the transaction. The Fund may also enter into dollar rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a future date from the same party. During the period between the Fund's sale of one security and purchase of a similar security, the Fund does not receive principal and interest on the securities sold. The Fund may also enter into standby commitment agreements in which the Fund is committed, for a stated period of time, to buy a stated amount of a fixed income security which may be issued and sold to the Fund at the option of the issuer. The price of the security is fixed at the time of the commitment, and the Fund is paid a commitment fee whether the security is issued or not.

The Fund may invest in derivative instruments, and will normally invest a substantial portion of its assets in options and futures contracts correlated with the performance of the Aggregate Bond Index. Derivatives may allow the Fund to increase or decrease its exposure to the Aggregate Bond Index quickly and at less cost than buying or selling bonds. The Fund may invest in options and futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions to purchase shares of the Fund, to maintain liquidity in the event of redemptions and to keep trading costs low. In connection with the use of derivative instruments, the Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities' weightings in the target index.

INVESTMENT RISKS

This section contains a summary discussion of the general risks of investing in a Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its goals or that a Fund's performance will be positive for any period of time.

SMALL CAP INDEX FUND, MID CAP INDEX FUND AND INTERNATIONAL INDEX FUND



STOCK MARKET RISK - Stock market risk is the risk that the stock markets will go down in value, including the possibility that the markets will go down sharply and unpredictably. The stock market is affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the U.S. and global economies, national and world social and political events, and the fluctuations of other stock markets around the world. There is also the risk that the types of companies in which each Fund invests could fall out of favor and investors may look to other types of investments.

BOND INDEX FUND

INTEREST RATE RISK - Interest rate risk is the risk that increases in market interest rates may decrease the value of the bonds in the Fund's portfolio. Usually the prices of bonds fall when interest rates increase, and rise when interest rates decrease. Typically, the longer the maturity of a bond, the more sensitive it is to price shifts as a result of interest rate changes. Likewise, the longer the Fund holds a bond, the greater the chance that interest rate changes will affect the bond's value.

INFLATION RISK - Inflation risk affects the value of fixed-rate investments such as bonds. If the Fund buys bonds when inflation and interest rates are low, the value of these bonds could fall as inflation rises and interest rates increase. This could happen as investors find the bonds with lower interest rates less attractive than bonds that pay higher interest rates.





EVENT RISK - Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events, which may be financed by increased debt. As a result of the added debt, the credit quality and market value of a company's bonds may decline significantly.

MORTGAGE BACKED SECURITIES - When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. When this happens, certain types of mortgage backed securities will be paid off more quickly than originally anticipated and owners of these securities have to invest the proceeds in securities with lower yields. This risk is known as "prepayment risk." When interest rates rise, however, fewer borrowers refinance and certain types of mortgage backed securities are paid off more slowly than originally anticipated, which causes the value of these securities to fall. This risk is known as "extension risk." Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may significantly reduce the value of certain mortgage backed securities.

DOLLAR ROLLS - Dollar Rolls involve the risk that the market value of the securities that the Fund is committed to buy may decline below the price of the securities the Fund has sold. These transactions may involve leverage. The Fund will engage in dollar rolls to enhance return and not for the purpose of borrowing.

STANDBY COMMITMENT AGREEMENTS - Standby commitment agreements involve the risk that the value of the security on the delivery date may be less than its purchase price.

WHEN ISSUED SECURITIES, DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS - When issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs the Fund loses both the investment opportunity for the assets it has set aside to pay for the security and any gain in the security's price.

FOREIGN GOVERNMENT DEBT - The Bond Index Fund may invest in debt securities issued or guaranteed by foreign governments or their agencies. Investments in these securities subject the Fund to the risk that a government entity may delay or refuse to pay interest or repayment of principal on its debt for various reasons, including cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no bankruptcy proceeding by which all or part of debt securities that a government entity has not repaid may be collected.

INTERNATIONAL INDEX FUND AND BOND INDEX FUND

FOREIGN MARKET RISK - Foreign security investment involves special risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, a Fund is subject to the risk that because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may make it difficult for a Fund to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S.

FOREIGN ECONOMY RISK - The economies of certain foreign markets often do not compare favorably with that of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Fund's ability to purchase or sell foreign securities or transfer a Fund's assets or income back into the U.S., or otherwise adversely affect a Fund's operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the U.S. or other foreign countries.

GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING STANDARDS - Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. does. Other countries may not have laws to protect investors the way that the U.S.' securities laws do. For example, some foreign countries may have no laws or rules against insider trading (this is when a person buys or sells a company's securities based on "inside" non-public information about that company). Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for a Fund's portfolio manager to completely and accurately determine a company's financial condition. Also, brokerage commissions and other costs of buying and selling securities often are higher in foreign countries than they are in the United States. This reduces the amount the fund can earn on its investments.

INTERNATIONAL INDEX FUND

CURRENCY RISK AND EXCHANGE RISK - Securities in which the International Index Fund invests are usually denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates will affect the value of the securities of the Fund. Generally, when the U.S. dollar rises in value against a foreign currency, your investment in a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, your investment in a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk is generally known as "currency risk" which is the possibility that a stronger U.S. dollar will reduce returns for U.S. investors investing overseas and a weak U.S. dollar will increase returns for U.S. investors investing overseas.

CERTAIN RISKS OF HOLDING FUND ASSETS OUTSIDE THE U.S. - The International Index Fund generally holds the foreign securities and cash in which it invests outside the U.S. in foreign banks and securities depositories. Certain of such foreign banks and securities depositories may be recently organized or new to the foreign custody business and/or may have operations subject to limited or no regulatory oversight. Also, the laws of certain countries may put limits on the Fund's ability to recover its assets if a foreign bank or depository or issuer of a security or any of their agents goes bankrupt. In addition, it can be expected that it will be more expensive for the Fund to buy, sell, and hold securities in certain foreign markets than in the U.S. market due to higher brokerage, transaction, custody and/or other costs. The increased expense to invest in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than investment companies invested only in the U.S.

Settlement and clearance procedures in certain foreign markets differ significantly from those in the U.S. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.

Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

EUROPEAN ECONOMIC AND MONETARY UNION ("EMU") - A number of European countries have entered into EMU in an effort to reduce trade barriers between themselves and eliminate fluctuations in their currencies. EMU has established a single European currency (the euro), which was introduced in January 1, 1999 and is expected to replace the existing national currencies of all initial EMU participants by July 1, 2002. Certain securities (beginning with government and corporate bonds) were redenominated in the euro. These securities trade and make dividend and other payments only in euros. Like other investment companies and business organizations, including the companies in which the Funds invest, the Funds could be adversely affected:

         - If the transition to euro, or EMU as a whole, does not proceed as planned.

         -        If a participating country withdraws from EMU.

         - If the computing, accounting and trading systems used by a Fund's service providers, or by other entities with which the Fund or its service providers do business, are not capable of recognizing the euro as a distinct currency.


SMALL CAP INDEX FUND AND MID CAP INDEX FUND



SMALL AND MID CAP COMPANIES - Small cap companies and some mid cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number key personnel. If a product fails, or if management changes, or there are other adverse developments, the Fund's investment in a small cap company may lose substantial value.



Smaller cap securities generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the stock market as a whole. Investing in small and mid cap securities requires a long-term view.


ALL FUNDS




DERIVATIVES - Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Each Fund may use the following types of derivative instruments including: futures, forwards and options, options on futures, swaps and indexed securities.

Futures are exchange-traded contracts involving the obligation of the seller to deliver, and the buyer to receive, certain assets (or a money payment based on the change in value of certain assets or an index) at a specified time. [Inset Box]

Forwards are private contracts involving the obligation of the seller to deliver, and the buyer to receive, certain assets (or a money payment based on the change in value of certain assets or an index) at a specified time. [Inset Box]

Options are exchange-traded or private contracts involving the right of a holder to deliver (a "put") or receive (a "call") certain assets (or a money payment based on the change in value of certain assets or an index) from another party at a specified price with a specified time period. [Inset Box]

Swaps are private contracts involving the obligation of each party to exchange specified payments, which may be based on the value of an index or asset, with the other party at specified times. [Inset Box]

Indexed Securities are debt obligations that return a variable amount of principal or interest based on the value of an index at a specified time. [Inset Box]

Derivatives are volatile and involve significant risks, which may include:

         LEVERAGE RISK - the risk associated with certain types of investments or trading strategies (such as borrowing money to increase the amount of investments) that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

         CREDIT RISK - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Fund.

         CURRENCY RISK - the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

         LIQUIDITY RISK - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

The Funds may use derivatives for anticipatory hedging. Anticipatory hedging is a strategy in which a Fund uses a derivative to offset the risk that securities in which the Fund intends to invest will increase in value before the Fund has an opportunity to purchase the securities. The Funds will use derivatives for anticipatory hedging in order to gain exposure efficiently to their underlying indexes in the event the Funds receive cash inflows.

BORROWING AND LEVERAGE - The Funds may borrow for temporary emergency purposes including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund's portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund's return.

Certain securities that a Fund buys may create leverage, including, for example, when issued securities, forwards commitments and options.

ILLIQUID SECURITIES - Each Fund may invest up to 15% of its net assets in illiquid securities that it cannot easily resell within seven days at current value or that have contractual or legal restrictions on resale. If a Fund buys illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value.

RESTRICTED SECURITIES - Restricted securities have contractual or legal restrictions on their resale. They include private placement securities that a Fund buys directly from the issuer. Private placement and other restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid. A Fund may be unable to sell them on a short notice or may be able to sell them only at a price below current value. A Fund may get only limited information about the issuer, so may be less able to predict a loss. In addition, if Fund management receives material adverse non public information about the issuer, a Fund will not be able to sell the security.


RULE 144A SECURITIES - Rule 144A securities are restricted securities that can be resold to qualified Institutional buyers but not to the general public. Rule 144A securities may have an active trading market but carry the risk that the active trading market may not continue.


SECURITIES LENDING - Each Fund may lend securities to financial institutions that provide cash or government securities as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and the value of the collateral falls. These events could trigger adverse tax consequences to a Fund.

SHORT SALES - A Fund may borrow the security sold short to make delivery to the buyer. The Fund must then replace the security it has borrowed. If the price of a security sold short goes up between the time of the short sale and the time the Fund must deliver the security to the lender, the Fund will incur a loss. The Fund must also pay the lender any interest accrued during the period of the loan.

MANAGEMENT

INVESTMENT MANAGER


Fund Asset Management, L.P., P.O. Box 9011, Princeton, New Jersey 08543-9011, manages the underlying Series' investments and their business operations under the overall supervision of the Board of Trustees of Quantitative Master Series Trust. Fund Asset Management has the responsibility for making all investment decisions for the Series.


The table below shows the fees payable to Fund Asset Management by each Series:

                  Series                                           Fee Rate (as a percentage of the Series average net assets)
                  ------                                           --------
         Master Small Cap Series                                         .08%
         Master Mid Cap Series                                          0.01%
         Master International (Capitalization
            Weighted) Series                                             .01%
         Master Aggregate Bond Series                                    .06%



Fund Asset Management has entered into contractual arrangements to provide that the management fee for each Series, when combined with administrative fees of certain funds that invest in such Series, will not exceed specified amounts. As a result of these contractual arrangements, Fund Asset Management currently receives a management fee of 0.01% from the Master Small Cap Series and the Master Aggregate Bond Series.


Fund Asset Management is a wholly-owned indirect subsidiary of Merrill Lynch & Co., Inc. and is part of the Merrill Lynch Asset Management Group, which had approximately $520 billion in investment company and other portfolio assets under management as of August 1999. This amount includes assets managed for Merrill Lynch affiliates.


The Funds do not have an investment adviser since each Fund's assets are invested in its corresponding Series. The Funds have hired VSA, Three Nationwide Plaza, Columbus, Ohio 43215, to provide administration Institutional s and to monitor the underlying Series.


The table below shows the fees payable to VSA by each Fund.


         Series                                Assets                      Fee Rate*
         ------                                ------                      --------
         Small Cap Index Fund       $0 up to $250 million                  0.27%
                                    $250 million and more                  0.24%

         Mid Cap Index Fund         $0 up to $250 million                  0.29%
                                    $250 million and more                  0.26%

         International Index Fund   $0 up to $250 million                  0.34%
                                    $250 million and more                  0.31%

         Bond Index Fund            $0 up to $250 million                  0.29%
                                    $250 million and more                  0.26%



*Subject to a minimum annual fee per Fund.

VSA has retained Fund Asset Management to provide certain sub-administration services to each Fund, and will compensate Fund Asset Management for providing such services from the fees paid to VSA by each Fund.


MASTER/FEEDER STRUCTURE


Unlike many other mutual funds, which directly buy and manage their own portfolio securities, the Funds seek to achieve their investment objectives by investing all their assets in the corresponding Series of the Quantitative Master Series Trust. Investors in each Fund will acquire an indirect interest in the underlying Series.


Other "feeder" funds may also invest in the "master" Series. This structure may enable the Funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from the master from different feeders may offset each other and produce a lower net cash flow.

A Fund may withdraw from the Series at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the Fund's assets directly.

Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a Fund over the operations of the Series.

Whenever the Series holds a vote of its feeder funds, a Fund will pass the vote through to its own shareholders.

BUYING, SELLING AND EXCHANGING FUND SHARES


In this section, "we" and "our" refer to Nationwide Advisory Services, Inc. ("NAS"), as distributor of the Funds' shares. "You" and "your" mean potential investors and current shareholders.


CHOOSING A SHARE CLASS


As noted in the Fund Summaries, we offer three different share classes to give investors different price and cost options. Class A and Class B shares of the Funds are available to all investors; Institutional Class shares are available to a limited group of Institutional investors, such as certain funds of funds offered by NAS.



With Class A shares, you pay a sales charge (known as a front-end sales charge) when you purchase the shares. With Class B shares, you pay a sales charge (known as a contingent deferred sales charge or CDSC) if you sell your shares within six years after purchase. There is no such charge on Institutional Class shares.



Class A, and Class B shares pay distribution and/or service fees under a Distribution Plan. These fees are retained by NAS or are paid by NAS to brokers for distribution and shareholder services. Class A and Class B shares also pay an administrative service fee. These fees are paid to brokers and other entities who provide administrative support services to the beneficial owners of the shares.


If you want lower annual fund expenses, Class A shares may be right for you, particularly if you qualify for a reduction or waiver of sales charges. If you do not want to pay an up-front sales charge, and you anticipate holding your shares for the long term, Class B shares may be more appropriate. NAS reserves the right to reject an order in excess of $100,000 for Class B shares and an order for Class B shares for Individual Retirement Accounts ("IRA accounts") for shareholders 70-1/2 years old and older. When choosing a share class, consider the following:


Class A shares                                       Class B shares
-------------------------------------------------------------------------------------------------
Front-end sales charge means that a portion          No front-end sales charge, so your full
of your initial investment goes toward the sales     investment immediately goes toward
charge, and is not invested                          buying shares
-------------------------------------------------------------------------------------------------
Reductions and waivers of the sales charges          No reductions of the contingent deferred
available                                            sales charge available, but waivers
                                                     available
-------------------------------------------------------------------------------------------------
Lower expenses than Class B shares means             Higher distribution and Service fees than
higher dividends per share                           Class A shares mean lower
                                                     dividends per share
-------------------------------------------------------------------------------------------------
Conversion features are not applicable               After seven years, Class B shares convert
                                                     into Class A shares, which reduces your
                                                     future fund expenses
-------------------------------------------------------------------------------------------------
No sales charges when shares are sold                Contingent deferred sales charges (CDSC)
back to the Fund*.                                   if shares sold within six years: 5% in the
                                                     first year, 4% in the second, 3% in the
                                                     third and fourth years, 2% in the fifth, and
                                                     1% in the sixth year



----------

*A CDSC of up to 1% may be charged on certain redemptions of Class A shares purchased without a sales charge.


         For investors who are eligible to purchase Service Class shares, the purchase of Institutional Class shares will be preferable to purchasing Class A or Class B Shares.


BUYING SHARES

PURCHASE PRICE


The purchase or "offering" price of each share of a Fund is its "net asset value" or NAV, next determined after the order is received, plus any applicable sales charge. A separate NAV is calculated for each class of a Fund. The NAV for a class is determined by dividing the total market value of the securities owned by a Fund, less liabilities, allocable to a class by the total number of that class' outstanding shares. NAV is determined at the earlier of the close of regular trading on the New York Stock Exchange or 4:15 p.m. Eastern Time on each day the Exchange is open for trading.



MINIMUM INVESTMENTS - CLASS A AND CLASS B SHARES



To open an account (per Fund)                                              $1000
Through the Automatic Asset                                                $  25
Accumulation plan
per transaction
Additional investments                                                     $ 100
(per Fund)


MINIMUM INVESTMENT - INSTITUTIONAL CLASS SHARES


To open an account                                                       $50,000
Additional investments                                                   $ 5,000



If you purchase Class A or Class B shares through an account at a broker (other than NAS), different minimum account requirements may apply. These minimum investment requirements for Class A shares do not apply to certain retirement plans. Call 1-800-848-0920 for more information.


To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

The Funds do not calculate NAV on the following days:

-        Christmas Day

-        New Year's Day

-        Martin Luther King, Jr. Day

-        Presidents' Day

-        Good Friday

-        Memorial Day

-        Independence Day

-        Labor Day

-        Thanksgiving Day

-        Other days when the New York Stock Exchange is not open.

The Funds reserve the right not to determine an NAV when:

-        We have not received any orders to purchase, sell or exchange shares

-        Changes in the value of that Fund's portfolio do not affect the NAV.

Bonds, foreign stocks and other securities owned by a Fund may trade on weekends or other days when the Fund does not price its shares. As a result, the Fund's net asset value may change on days when you will not be able to purchase or redeem the Fund's shares. If an event occurs after the close of a foreign exchange that is likely to affect significantly the Fund's net asset value, "fair value" pricing may be used. This means that the Fund may value its foreign holdings at prices other than their last closing prices, and the Fund's net asset value will reflect this.

When you purchase shares, your purchase price will be the offering price or NAV next determined after your order is received, plus any applicable sales load.

CLASS A SALES CHARGES

The charts below show the Class A sales charges, which decrease as the amount of your investment increases.

   Amount of purchase                   Sales charge as %        Sales charge as %
                                        of offering price        of amount invested
-----------------------------------------------------------------------------------
Less than $50,000                               5.75%                   6.10%
$50,000 to $99,999                              4.50                    4.71
$100,000 to $249,999                            3.50                    3.63
$250,000 to $499,999                            2.50                    2.56
$500,000 to $999,999                            2.00                    2.04
$1 million to $24,999,999                       0.50                    0.50
$25 million or more                             0.25                    0.25
-----------------------------------------------------------------------------------

REDUCTION AND WAIVER OF CLASS A SALES CHARGES

Shareholders can reduce or eliminate Class A shares' initial sales charge through one or more of the discounts described below:

- Increase the amount of your investment. The preceding table shows how the sales charge decreases as the amount of your investment increases.

- Family Member Discount. Members of your family who live at the same address can combine investments, possibly reducing the sales charge.

- Lifetime Additional Discount. You can add the value of any of the Nationwide Mutual Funds Class A shares you already own with the value of the shares you are purchasing, which may reduce the applicable sales charge.

- Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any member of the Nationwide Insurance Enterprise to purchase Class A shares, you will pay one-half of the published sales charge if you make your investment 60 days after receiving the proceeds.

- No sales charge on a repurchase. If you sell shares from your Nationwide account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A shares that you buy within 30 days of selling Class A shares of an equal or lesser amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and your reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.


- Letter of Intent Discount. State in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $50,000 in Class A shares and your sales charge will be based on the total amount you intend to invest. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of a Fund; it is merely a statement of intent. Call 1-800-0920 for more information.


WAIVER OF CLASS A SALES CHARGES

The Class A sales charges will be waived for purchases made by the following:

- Any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with NAS to waive sales charges for those persons;

- Directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with NAS;

- Any person who pays for the shares with the proceeds of mutual fund shares sold from an NAS brokerage account. To qualify, you must have paid an initial sales charge on the shares sold. You must purchase the Class A shares within 60 days of the sale, and you must request the waiver when you purchase the Class A shares (NAS may require evidence that you qualify for this waiver);

- Employer-sponsored retirement plans, including pension, profit sharing or deferred compensation plans which are qualified under sections 401(a), 403(b) or 457 of the Internal Revenue Code;

- Trustees and retired Trustees of Nationwide Mutual Funds (including its predecessor Trusts);


- Directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives (including mother, father, brothers, sisters, grandparents and grandchildren) and immediate relatives of deceased employees of any member of Nationwide Insurance and Nationwide Financial companies, or any investment advisory clients of VMF, VSA, NAS and their affiliates;

- Directors, officers, full-time employees, their spouses, children or immediate relatives and immediate relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time (including but not limited to, Farmland Insurance Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farmers' Association, Ruralite Services, Inc., and Southern States Cooperative).


Additional investors eligible for sales charge waivers may be found in the Statement of Additional Information.

CONVERSION OF CLASS B SHARES

After you have held your Class B shares for seven years, we will automatically convert them into Class A shares (without charge), which carry the lower 12b-1 fee. We will also convert any Class B shares that you purchased with reinvested dividends and other distributions for those shares at that time. Remember, because the NAV of Class A shares is usually higher than the NAV of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted, but the total dollar value will be the same. We do the conversion on the first business day of the month following the seventh anniversary of the date of your purchase.

HOW TO PLACE YOUR PURCHASE ORDER


If you wish to purchase shares, you may purchase the shares using one of the methods below. Eligible entities wishing to purchase Institutional Class shares should contact Nationwide Advisory Services, Inc. at 1-800-0920 for information regarding such purchases.



BY MAIL - Complete and mail the application with a check or money order made payable to: Nationwide Advisory Services, Inc., Three Nationwide Plaza, P.O. Box 1492, Columbus, Ohio 43216-1492. Payment must be made in U.S. dollars only and drawn on a U.S. bank. NAS will not accept third-party checks.



BY WIRE - You can request that your bank transmit funds ("federal funds") by wire to the Funds' custodian bank. In order to use this method, you must call NAS by 4 p.m. Eastern Standard Time, and the wire must be received by the custodian bank by the close of business on the day you placed your order or your order will be cancelled. You may be liable for any loss to the Funds resulting from the cancellation. Your bank may charge a fee to wire funds. If you choose this method to open your account, you must call our toll-free number before you wire your investment, and you must then complete and fax the application.


BY TELEPHONE (NAS NOW) - Call 1-800-637-0012, our automated voice-response system, 24 hours a day, seven days a week, for easy access to mutual fund information. You can choose from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions and other mutual fund information. You must complete the appropriate section of the application to use NAS NOW to make purchases.

THROUGH AN AUTHORIZED BROKER - NAS has relationships with certain brokers who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you purchase through such a broker, your order will be priced at the NAV next determined after your broker or its designated intermediary accepts it. Contact your broker to determine whether it has an established relationship with NAS.


BY ON-LINE ACCESS - Log on to our website http://www.nationwidefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can choose to receive information on all of our funds as well as your own personal accounts. You may also perform transactions such as purchases, redemptions and exchanges. The Funds may terminate the ability to buy Fund shares on its website at any time, in which case you may continue to buy shares by mail, wire or telephone pursuant to the Prospectus.


ADDITIONAL SHAREHOLDER SERVICES

Shareholders are entitled to a wide variety of services by contacting:


NAS NOW                            1-800-637-0012


Our customized voice-response system, available 24 hours a day, seven days a week


CUSTOMER SERVICE                   1-800-848-0920


Representatives are available to answer questions between 8 a.m. and 5 p.m. Eastern Standard Time

For additional information on buying shares and shareholder services, call our customer service number or contact your Nationwide representative.

SELLING SHARES

You can sell - also known as redeeming - your shares of the Funds at any time, subject to certain restrictions. The price you will receive when you sell your shares will be the NAV (less any applicable sales charges) next determined after NAS receives your properly completed order to sell in its offices in Columbus, Ohio. Of course, the value of the shares you sell depends upon the market value of the investments of the Fund at the time of the sale, and the value may be more or less than you paid for the shares.


Properly completed orders contain all necessary paperwork to authorize and complete the transaction. NAS may require all account holder signatures, updated account registration and bank account information and depending on circumstances, a signature guarantee.


Your order to sell shares can be made in writing or by telephone (if you authorized telephone transactions on your application). Generally, we will pay you for the shares that you sell within three days after receiving your order to sell. Payment for shares you recently purchased by check may be delayed until the check clears, which may take up to 12 calendar days from the date of your purchase.

RESTRICTIONS ON SALES

You may not be able to sell your shares of the Funds or we may delay paying you the proceeds from a sale when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists.


SIGNATURE GUARANTEE - CLASS A AND CLASS B SHARES


A signature guarantee is required under the following circumstances:


-        if a redemption is over $100,000,



-        if your account registration has changed within the last 30 days,



- if the redemption check is made payable to anyone other than the registered shareholder,



- if the proceeds are sent to a bank account not previously designated or changed within the past 30 days, or


- if the proceeds are mailed to an address other than the address of record

NAS reserves the right to require a signature guarantee in other circumstances, without notice.

CONTINGENT DEFERRED SALES CHARGE (CDSC) ON CLASS A AND CLASS B SHARES


You must pay a CDSC if you sell Class B shares within six years of purchase, unless you are entitled to a waiver. The sales charge applies if your sale causes the value of your account to fall below the total amount of all purchases you made during the preceding six years. The sales charge is applied to your original purchase price, or the current market value of the shares being sold, whichever is less. The amount of the sales charge will decrease as illustrated in the following chart:


Sale within       1 year   2 years   3 years   4 years   5 years   6 years   7 years or more
--------------------------------------------------------------------------------------------
Sales Charge        5%       4%        3%        3%        2%        1%            0%

All purchases during the month are grouped together and will be treated as if made on the last day of the preceding month.


We do not impose a CDSC on Class B shares purchased through reinvested dividends and distributions. If you sell your Class B shares and reinvest the proceeds in Class B shares within 30 days, NAS will deposit an amount equal to any CDSC you paid into your account. We will also waive the CDSC if you sell shares following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or a determination of disability and for mandatory withdrawals from IRA accounts after age 70-1/2 years. For more information, see the Statement of Additional Information.

Under certain circumstances, employer-sponsored retirement plans investing in Class A shares without a sales charge (other than those investing in the Funds through variable insurance products) may be charged a CDSC if shares are redeemed within three years after purchase. The CDSC will be 1% for the first year, 0.50% for the second year and 0.25% for the third year.


Under certain circumstances, employer-sponsored retirement plans investing in Class A shares without a sales charge (other than those investing in the Funds through variable insurance products) may be charged a CDSC if shares are redeemed within three years after purchase. The CDSC will be 1% for the first year, 0.50% for the second year and 0.25% for the third year.

HOW TO PLACE YOUR SALE ORDER


You can request the sale of your shares in any of the ways below. A signature guarantee may be required under certain circumstances. Please refer back to "Signature Guarantee" on page ____. Eligible entities wishing to sell Institutional Class shares should contact Nationwide Advisory Services, Inc. at 1-800-848-0920 for information regarding such purchases.


BY TELEPHONE (NAS NOW) - Calling 1-800-637-0012 connects you to our automated voice-response system, available 24 hours a day, seven days a week, for easy access to mutual fund information. You can sell shares and have the check mailed to your address of record, unless you declined this option on your application. Only the following types of accounts can use NAS NOW to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minor accounts. You can call 1-800-637-0012 after 7 p.m. Eastern Standard Time to learn the day's closing share price.

CAPITAL GAINS TAXES


If you sell Fund shares for more than you paid for them, you may have capital gains, which are subject to federal (and in some cases, state) income tax. For more information, see "Distributions and Taxes - Selling Fund Shares."



CUSTOMER SERVICE LINE - Unless you declined the telephone redemption privilege on your application, you can call and request a check payable to the shareholder of record be mailed to the address of record. NAS can wire the funds directly to your account at a commercial bank (a voided check must be attached to your application) unless you declined telephone privileges on your application. (This authorization will remain in effect until you give NAS written notice of its termination.) You can sell shares of your IRA by telephone if we receive the proper forms. The distribution from an IRA will be subject to a mandatory 10% federal withholding tax, unless you inform us in writing not to withhold taxes. For additional information or to request the forms, please call the customer service line at 1-800-848-0920. The Funds will use procedures to confirm that telephone instructions are genuine. If the Funds act on instructions it reasonably believed were genuine, it will not be liable for any loss, injury, damage or expense that occurs as a result, and the Funds will be held harmless for any loss, claims or liability arising from its compliance with the instructions. NAS may record telephone instructions to sell shares. The Funds reserve the right to revoke this privilege at any time, without notice to shareholders, and to request the sale in writing, signed by all shareholders on the account.


BY BANK WIRE - Your funds will be wired to your bank on the next business day after your order to sell shares has been processed. We will deduct a $20 fee from the proceeds of your sale for this Institutional. Your financial institution may also charge you a fee for receiving the wire. Funds sent outside the U.S. may be subject to a higher fee.


BY AUTOMATED CLEARING HOUSE ("ACH") - Your funds can be sent to your bank via ACH on the second business day after your order to sell has been received by NAS. Funds sent through ACH should reach your bank in two business days. There is no fee for this service. (This authorization will remain in effect until you give NAS written notice of its termination.)


BY MAIL OR FAX (No minimum) - Write a letter to Nationwide Advisory Services, Inc., Three Nationwide Plaza, P.O. Box 1492, Columbus, Ohio 43216-1492 or fax it to 614-249-8705. Please be sure your letter is signed by all account owners. Be sure to include your account number and the Fund from which you wish to make a redemption. For a distribution from an IRA, you must include your date of birth and indicate whether or not you want NAS to withhold federal income tax from your proceeds. Your sale of shares will be processed on the date NAS receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Standard Time, it will be processed the next business day. NAS reserves the right to require the original document if you fax your letter.



THROUGH AN AUTHORIZED BROKER - NAS has relationships with certain brokers who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you have an account with such a broker, your redemption order will be priced at the NAV next determined after your order has been accepted by your broker or its designated intermediary. Your broker or financial intermediary may charge a fee for this service.



BY ON-LINE ACCESS - Log on to our website http:\\www.nationwidefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to sell Fund shares on its website at any time, in which case you may continue to sell shares by mail or wire pursuant to the Prospectus.



ACCOUNTS WITH LOW BALANCES - CLASS A AND CLASS B SHARES


We may sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $250. Before the account is closed, we will give you notice and allow you 90 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts. This does not apply to Automatic Asset Accumulation accounts.

For additional information on selling your shares, call our customer service line at 1-800-848-0920 or see your Nationwide representative.

DISTRIBUTION PLAN

In addition to the sales charges which you may pay for Class A and Class B shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate NAS - as distributor - for expenses associated with distributing its shares and providing shareholder services.


Under the Distribution Plan, Class A and Class B shares of the Funds pay NAS compensation accrued daily and paid monthly. Class A shares of each Fund pay an amount not exceeding, on an annual basis, 0.25% of the Class A shares' average daily net assets. Class B shares of each Fund pay an amount not exceeding, on an annual basis, 1.00% of the Class B shares' average daily net assets. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


EXCHANGING SHARES


You can exchange the shares you own for shares of another Fund within Nationwide Mutual Funds (except the Morley Capital Accumulation Fund) as long as they are the same class of shares, both accounts have the same owner, and your first purchase in the new Fund meets the Fund's minimum investment requirement. For example, you can't exchange Class A shares for Class B shares.



There is no sales charge for exchanges of Class A shares or Institutional Class shares. If you exchange Shares of the Nationwide Money Market Fund into another Fund, you must pay the applicable sales charge, unless it has already been paid. If you exchange Class B shares for Prime Shares of the Nationwide Money Market Fund, the time you hold the shares in the Money Market Fund will not be counted for purposes of calculating any CDSC. If you then sell your Prime Shares of the Money Market Fund, you will pay the sales charge that would have been charged if the shares had been sold at the time they were exchanged into the Money Market Fund. If you exchange your Prime Shares of the Money Market Fund back into Class B shares, the time you hold Class B shares prior to the exchange will be counted for purposes of calculating the CDSC.


CAPITAL GAINS TAXES


Exchanging shares is considered a sale and purchase of shares for federal and state income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have to pay federal and/or state income taxes. For more information, see "Distribution and Taxes - Exchanging Fund Shares."


HOW TO PLACE YOUR EXCHANGE ORDER

You can request an exchange of shares in writing, by fax, by phone or by on-line access (see "Buying Shares - How to place your purchase order" or the back cover for contact information). If you make your request in writing, please be sure all account holders sign the letter. Your exchange will processed on the date NAS receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Standard Time, it will be processed the next day. If you fax your request, we reserve the right to ask for the original. You can automatically request an exchange 24 hours a day, seven days a week, by calling NAS NOW, our automated voice-response system or on our website. You will have automatic exchange privileges unless you request not to on your application. The Trust reserves the right to amend or discontinue these exchange privileges upon 60 days written notice to shareholders.


EXCESSIVE TRADING


The Trust reserves the right to reject any exchange request it believes will increase transaction costs, or otherwise adversely affect other shareholders. Specifically, exchange activity may be limited to ____ exchanges within a one year period. A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund.



YEAR 2000 [TO BE DELETED AFTER 1/1/2000]



VSA and NAS have developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999. VSA and NAS have completed an inventory and assessment of all computer systems and have implemented a plan to renovate or replace all applications that were identified as not Year 2000 compliant. VSA and NAS have also tested each application for its Year 2000 compliance.



Systems supporting the Funds' infrastructure, such as telecommunications, voice and networks, have also been tested, renovated or replaced, and are compliant. VSA's and NAS' assessment of Year 2000 issues has included non-information technology systems with embedded computer chips. VSA's and NAS' building systems such as fire, security, elevators and escalators supporting facilities in Columbus, Ohio, have been tested and are Year 2000 compliant.



In addition to resolving internal 2000 readiness issues, VSA and NAS are surveying significant external organizations (business partners) to assess if they will be Year 2000 compliant. VMF, VSA, and NAS continue their efforts to identify external risk factors and have developed contingency plans as part of their ongoing risk-management strategy.

DISTRIBUTIONS AND TAXES

The following information is provided to help you understand the income and capital gains you can earn from owning Fund shares, as well as the federal taxes you may have to pay on this income. For up-to-date tax advice, please speak with your tax adviser. In this section, "we" and "our" refer to "NAS". "You" and "your" mean shareholders and potential investors.

DISTRIBUTIONS OF INCOME DIVIDENDS


The Small Cap Index, Mid Cap Index and International Index Funds distribute any available income dividends to shareholders at least annually. The Bond Index Fund distributes any available income dividends to shareholders on a monthly basis. Income dividends are taxable to you as ordinary income for federal income tax purposes, unless you hold your shares in a qualified tax-deferred plan or account, or are otherwise not subject to federal income tax. The amount of income dividends distributed to you will be reported in a Form 1099, which we will send to you during the tax season each year (unless you hold your shares in a qualified tax-deferred plan or account). For corporate shareholders, a portion of each year's distributions may be eligible for the corporate dividend-received deduction.


DISTRIBUTIONS OF CAPITAL GAINS


If a Fund has net realized capital gains at the end of the calendar year (meaning the gains from sales of securities exceed any losses from sales), it will distribute this capital gain to shareholders annually. You must pay federal income taxes on any capital gains distributed to you, unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal excise tax. On Form 1099, we will report the amount of net short-term capital gains and net long-term capital gains distributed to you during the year. Currently, for individuals, long-term capital gains are taxed at a maximum rate of 20%; short-term capital gains are taxed as ordinary income, such as interest or dividends. For the current capital gains tax rates, speak with your tax adviser.


REINVESTING DISTRIBUTIONS


All income and capital gains distributions will be reinvested in shares of the Fund. You may request a payment in cash if distributions are in excess of $5. If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in our account. Checks that remain uncashed for six months will be canceled and the money reinvested in the applicable Fund as of the cancellation date. No interest is paid during the time the check is outstanding. You are subject to tax on reinvested distributions.


You may be subject to federal backup withholding at a rate of 31% of each distribution unless you certify that the taxpayer identification number you gave us is correct, and that you are not subject to withholding. (We will, however, withhold taxes if the Internal Revenue Service notifies us that such certificates are not accurate, or as may otherwise be required under the Internal Revenue Code.)

CHANGING YOUR DISTRIBUTION OPTION


If you want to change your distribution option, you must notify us by the record date for a dividend or distribution in order for it to be effective for that dividend or distribution


STATE AND LOCAL TAXES

Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser.

SELLING FUND SHARES


Selling Fund shares for more than you paid for them gives you a capital gain, which is subject to federal income tax. The amount of tax depends on how long you held your shares. For individuals, long-term capital gains are currently taxed at a maximum rate of 20%; and short-term capital gains are taxed as ordinary income, such as interest or dividends. Capital gains from your sale of Fund shares is not reported on Form 1099; you or your tax adviser should keep track of your purchases, sales, and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset any capital gains you have.


EXCHANGING FUND SHARES

Exchanging your shares of one Fund for another Fund is considered a sale for income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you have capital gains, which are subject to the federal income taxes described above. If you exchange Fund shares for a loss, you may be able to use this capital loss to offset any capital gains you have.

                                  [BACK COVER]

INFORMATION FROM NATIONWIDE

Please read this Prospectus before you invest, and keep it with your records. The following document contains additional information about the Funds. To obtain a document free of charge, contact us at the address or number listed below.

- Statement of Additional Information (SAI) (incorporated by reference into this Prospectus)

FOR ADDITIONAL INFORMATION CONTACT:

Nationwide Advisory Services, Inc.


P.O. Box 1492
Three Nationwide Plaza
Columbus, OH  43216-1492
(614) 249-8705 (fax)

FOR INFORMATION, ASSISTANCE AND WIRE ORDERS:
1-800-848-0920 (toll free, 8 a.m. - 5 p.m. Eastern Standard Time)
FOR 24-HOUR ACCOUNT ACCESS:
1-800-637-0012 (toll free)


Also, visit the Nationwide Mutual Funds' Web site at www.nationwidefunds.com


INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION
You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (for their hours of operation, call 1-202-942-8090)


BY MAIL:
Securities and Exchange Commission
Public Reference Section
Washington, D.C.  20549-6009
(The SEC charges a fee to copy any documents.)


ON THE EDGAR DATABASE VIA THE INTERNET:


http://www.sec.gov


BY ELECTRONIC REQUEST:


publicinfo@sec.gov.


Investment Company Act File No. 811-08495
Nationwide Mutual Funds
Three Nationwide Plaza
Columbus, Ohio  43215-2220

NATIONWIDE(R) MUTUAL FUNDS                                     December 29, 1999




MORLEY ENHANCED INCOME FUND



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this fund's shares as an investment or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

TABLE OF CONTENTS

FUND SUMMARY................................................................ 3
Objectives and Principal Strategies......................................... 4
Principal Risks............................................................. 4
Performance................................................................. 5
Fees and Expenses........................................................... 5

MORE ABOUT THE FUND......................................................... 6
Principal Investments and Techniques........................................ 6
Other Investment Techniques................................................. 7

MANAGEMENT.................................................................. 8
Investment Manager.......................................................... 8
Portfolio Manager........................................................... 8

BUYING, SELLING AND EXCHANGING FUND SHARES..................................
Choosing a Share Class...................................................... 9
Buying Shares............................................................... 9
Selling Shares.............................................................. 12
Distribution Plan........................................................... 14
Exchanging Shares .......................................................... 14
Year 2000................................................................... 15

DISTRIBUTIONS AND TAXES.....................................................
Distributions of Income Dividends........................................... 16
Distributions of Capital Gains.............................................. 16
Reinvesting Distributions................................................... 16
State and Local Taxes....................................................... 16
Selling Fund Shares......................................................... 16
Exchanging Fund Shares...................................................... 16

ADDITIONAL INFORMATION...................................................... BACK COVER

FUND SUMMARY



This prospectus provides information about the Morley Enhanced Income Fund (the "Fund"), a series of the Nationwide(R) Mutual Funds. "You" and "your" refers to potential investors and current shareholders of the Fund.


A QUICK NOTE ABOUT SHARE CLASSES

The Fund has three different share classes--Class A, Class Y and Institutional Class shares. The fees, sales charges and expenses for each share class are different, but each share class of the Fund represents an investment in the same assets of the Fund. Having different share classes simply lets you choose the cost structure that's right for you.


The fees and expenses for the Fund are set forth below. For more information about which share class is right for you, see "Buying, Selling and Exchanging Fund Shares - Choosing a Share Class."

This section summarizes key information about the Fund. Use the summary to compare the Fund with other mutual funds. More detailed information about the risks and investment techniques of the Fund can be found in "More About the Fund."

OBJECTIVES AND PRINCIPAL STRATEGIES

The Fund seeks to provide a high level of current income while preserving capital and minimizing market fluctuations in your account value. The Fund's investment objectives can be changed without shareholder approval.

To achieve its goals, under normal conditions, the Fund invests primarily in high-grade debt securities issued by the U.S. government and its agencies, as well as by corporations. The Fund also purchases mortgage-backed and asset-backed securities. The debt securities in which the Fund invests pay interest on either a fixed-rate or variable-rate basis. The Fund will be managed so that its duration will be between 0.5 and 2.0 years. The Fund may also enter into futures or options contracts solely for the purpose of adjusting the duration of the Fund to minimize fluctuation of the Fund's market value. Depending on market conditions, the Fund may also enter into book value maintenance agreements ("wrap contracts") with one or more highly rated financial institutions for the purpose of maintaining some of the Fund's assets at a stable book value.


DURATION IS THE SENSITIVITY OF THE NET ASSET VALUE OF THE FUND TO CHANGES IN INTEREST RATES.


When selecting securities for the Fund, the Fund's portfolio managers will consider expected changes in interest rates and in the price relationships among various types of securities. They will attempt to identify and purchase securities offering the best combination of yield, maturity and relative price performance. The Fund's portfolio managers may elect to sell securities in order to buy others which they believe will better serve the objectives of the Fund.

The Fund's portfolio managers expect that careful selection of securities, relatively short portfolio duration, and the potential availability and use of wrap contracts will enable the Fund to meet its investment objective of limited fluctuation of the Fund's net asset value, although there can be no guarantee that the Fund will meet its objective.

PRINCIPAL RISKS

Because the value of the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of shares will also be impacted in part by the adviser's ability to assess economic conditions and investment opportunities.

Credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the Fund. The Fund limits this risk by purchasing high - grade debt securities.

Interest rate risk. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. Because the Fund invests primarily in fixed-rate debt securities with short-to-moderate maturities or variable-rate debt securities with frequent interest rate resets, this risk is lower than for funds with longer maturities. The Fund may also use wrap contracts to limit the impact of interest rate changes on the Fund's net asset value.

Prepayment risk. The issuers of mortgage- and asset-backed securities may be able to repay principal in advance, and are especially likely to do so when interest rates fall. Changes in prepayment rates can make the price and yield of mortgage- and asset-backed securities volatile. When mortgage- and asset-backed securities are prepaid, the Fund may also fail to recover premiums paid for the securities, resulting in an unexpected capital loss. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate thereby effectively lengthening the maturity of the securities and making them more sensitive to interest rate changes.

Risk of Using Wrap Contracts. If the Fund elects to use wrap contracts, it will incur certain additional risks associated with these contracts and their providers. The credit standing of certain wrap providers may deteriorate over time, impairing the value of their contracts, and the Fund may not be able to renegotiate, replace, or provide for successor contracts in a timely or economical manner.


If either or both of these events were to occur, the duration of the Fund could be affected, and the net asset value of the Fund could be subject to increased fluctuation.



Liquidity risk. Liquidity risk is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price. The Fund will limit liquidity risk by investing primarily in relatively short-term, high-grade securities, and by maintaining a reasonable cash balance to fund redemptions and investment purchase opportunities.


For more detailed information about the Fund's investment and risks, see "More About the Funds."


PERFORMANCE



No performance information is provided because the Fund will not begin operations until on or about December 29, 1999.


FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND SELLING SHARES OF THE FUND.

                                       Institu-
Shareholder Fees(1)          Class     tional
(paid directly from your     A         Class     Class Y
investment)                  shares    shares    shares
---------------------------- --------  --------  ----------
Maximum Sales Charge         4.50%(2)  None      None
(Load) imposed on
purchases (as a percentage
of offering price)
---------------------------- --------  --------  ----------
                             None(3)   None      None

------------------

(1) If you buy and sell shares through a broker or agent, they may also charge you a transaction fee.

(2) As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares - Buying Shares - Class A sales charges."

Maximum Deferred Sales Charge (Load) imposed on redemptions (as a percentage of original purchase price or sale proceeds, as applicable)


                                       Institu-
Annual Fund Operating        Class     tional
Expenses (deducted from      A         Class     Class Y
Fund assets)                 shares    shares    shares
---------------------------- --------  --------  ----------
Management Fees               0.35%    0.35%     0.35%
---------------------------- --------  --------  ----------
Distribution and/or           0.25%    None      None
Service (12b-1) Fees
---------------------------- --------  --------  ----------
Other Expenses                0.38%    0.16%     0.41%
---------------------------- --------  --------  ----------
TOTAL ANNUAL FUND             0.98%    0.51%     0.76%
OPERATING EXPENSES(4)


EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                 1 year    3 years
---------------- --------- ---------
Class A shares   $545      $748
---------------- --------- ---------
Institutional    $52       $164
Class shares
---------------- --------- ---------
Class Y shares   $78       $243


-------------------------------------------------------------------------------
(3) A contingent deferred sales charge (CDSC) of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge.


(4) Because the Fund will commence operations on or about December 29, 1999 and has no operating history, the management fee is the fee to which the adviser is entitled under its contract with the Fund, and any applicable distribution and service fees are the maximum rates that can be charged under the Distribution and Service Plan. "Other Expenses" are estimates of the other operating expenses (without taking into account any expense limitation arrangement between the adviser and the Fund) based on estimates for the Fund's first fiscal year ending October 31, 2000. At least through October 31, 2000, the adviser has agreed to waive management fees and, if necessary, to reimburse "Other Expense" so that Total Annual Fund Operating Expenses will not exceed 0.90% for Class A, 0.45% for the Institutional Class shares and 0.70% for Class Y shares. This waiver of management fees or reimbursement of other expenses is subject to a possible reimbursement by the Fund within 5 years of the Fund's commencement of operations if the reimbursement by the Fund can implemented within the annual expense limitations described above.

MORE ABOUT THE FUND



PRINCIPAL INVESTMENTS AND TECHNIQUES

The Fund may use the following investments and techniques to increase its returns, protect its assets or diversify its investments.

U.S. GOVERNMENT SECURITIES. These securities include Treasury bills, notes and bonds issued or guaranteed by the U.S. government and securities issued by U.S. government agencies, including:

- The Federal Housing Administration, the Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, which are backed by the full faith and credit of the United States government

-    The Federal Home Loan Banks

-    The Federal National Mortgage Association ("FNMA")

- The Student Loan Marketing Association and Federal Home Loan Mortgage Corporation ("FHLMC")

-    The Federal Farm Credit Banks


Although there is virtually no credit risk with these U.S. government securities, neither the U.S. government nor its agencies guarantee the market value of their securities. Interest rate changes, prepayments and other factors may affect the value of these securities.



MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. U.S. Government mortgage-backed securities are securities that are secured by and paid from a pool of mortgage loans on real property and are issued or guaranteed by the U.S. Government or one of its agencies. Mortgage-backed securities may also be issued by private issuers. Collateralized mortgage obligations (CMOs) are securities that have mortgage loans or mortgage pass-through securities, such as GNMA, FNMA or FHLMC certificates, as their collateral. CMOs can be issued by the U.S. Government or its agencies or by private lenders.



They are subject to interest rate risk even if issued by the U.S. Government. These securities are subject to and credit risk if they are issued by private issuers. CMOs and other mortgage-backed securities are also subject to prepayment risk. With respect to prepayment risk, when interest rates fall, homeowners may refinance their loans and mortgage-backed securities may be paid off sooner than anticipated. Reinvesting the returned principal in a lower interest rate market would reduce the Fund's income. Mortgage-backed securities are also subject to extension risk if rates increase and prepayments slow, and the possibility of losing principal as a result of faster than anticipated prepayment of securities purchased at a premium.


Asset-backed securities are securities that are secured by and paid from a pool of underlying assets, such as automobile installment sales contracts, home equity loans, property leases and credit card receivables. Asset-backed securities are generally issued by private issuers.


FLOATING AND VARIABLE RATE SECURITIES. Floating- and variable-rate securities are securities that do not have fixed interest rates; the rates change periodically. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable-rate securities changes at preset times based upon underlying index. Some of the floating- or variable-rate securities will be callable by the issuer, which means they can be paid off before their stated maturity date.



These securities are subject to interest rate risk like other securities. They are also subject to basis risk, which is the risk that the value of the security may deteriorate relative to the underlying index. In addition, because they may be callable, these securities are also subject to the risk that they will be repaid prior to their stated maturity and that the repaid principal will be reinvested in a lower interest rate market, reducing the Fund's income. The Fund will only purchase floating- and variable-rate securities of the same quality as the securities it would otherwise purchase.


WRAP CONTRACTS. Wrap contracts may cover certain assets of the Fund and are intended to reduce the volatility of the Fund's net asset value. A wrap contract is an agreement between the Fund and a financial institution, typically a highly-rated bank or insurance company (a "wrap provider"), to maintain certain Fund assets at their purchase price plus accrued interest. Under normal circumstances, the value of a wrap contract is the difference between the aggregate book value and the current market value of covered assets. A wrap contract therefore gains value when the market price of covered assets declines, and decreases in value when the market price of the covered assets increases. The Fund expects to pay an annual premium of between 0.08% and 0.15% on the book value of any assets in the Fund which are covered by wrap contracts. The Fund does not anticipate purchasing contracts on more than 50% of the Fund's assets.


Wrap contracts are considered illiquid assets of the Fund. In addition to liquidity risk, wrap contracts are subject to the credit risk of the wrap provider, and also to the risk that the Fund may be unable to replace a wrap contract that is maturing or subject to termination. Although wrap contracts are designed to reduce the volatility of the Fund's net asset value, they may not always be able to do so.



DERIVATIVES. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. For example, an option is a derivative because its value changes in relation to the performance of an underlying security. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives are available based on the performance of assets, interest rates, currency exchange rates, and various domestic foreign indexes. The Fund may use derivatives to hedge its portfolio.


TEMPORARY DEFENSIVE POSITIONS

In response to economic, political or unusual market conditions, the Fund may invest up to 100% of its assets in cash or money market obligations. Should this occur, the Fund will not meet its investment objectives, and may miss potential market upswings.

OTHER INVESTMENT TECHNIQUES


The Statement of Additional Information (SAI) contains additional information about the Fund, including the Fund's other investment techniques. To obtain a copy of the SAI, see the back cover.

MANAGEMENT



INVESTMENT MANAGER

Union Bond & Trust Company ("UBT"), 5665 S.W. Meadows Road, Lake Oswego, OR 97035, manages the investment of the assets and supervises the daily business affairs of the Fund. UBT is a state bank and trust company chartered in 1913 and reorganized in 1992 under the laws of the state of Oregon. UBT provides a range of investment and fiduciary services to institutional clients. UBT maintains and manages common and pooled trust funds invested primarily in fixed income assets whose principal value is believed to be relatively stable. As of December ___, 1999, UBT and its affiliates has approximately $_____billion in assets under management.

The Fund pays UBT an annual management fee of 0.35% for its investment advisory services. The management fee is based on the Fund's average daily net assets.

PORTFOLIO MANAGERS

Taylor E. Drake and Thomas F. Mitchell co-manage the Fund.


Mr. Drake, Vice President and Portfolio Manager, joined Morley Capital Management, Inc. ("MCM"), an affiliate of UBT, in 1995 and has managed corporate stable value portfolios beginning in 1995 and the Morley Capital Accumulation Fund since February 1999 when it began operations. Prior to joining MCM in 1995, he was Associate Director of Investment Banking at US Bancorp.


Mr. Mitchell, Senior Portfolio Manager, joined UBT in 1999. He began managing the Morley Capital Accumulation Fund in February 1999 when the fund began operations. Mr. Mitchell has over twenty years' experience with taxable and tax-exempt securities. From 1978 to 1996 he managed investment portfolios for commercial bank affiliates of First Interstate Bancorp. In 1997 and 1998, following First Interstate's merger with Wells Fargo & Co., he was a fixed income trader with Wells Fargo's Institutional Securities Sales and Trading Division.

BUYING, SELLING AND EXCHANGING FUND SHARES

CHOOSING A SHARE CLASS

As noted in the Fund Summary, the Fund offers different share classes to give investors different price and cost options. Class A shares are available to all investors; Institutional Class and Class Y shares are available to a limited group of investors as described below.


With Class A shares, you pay a sales charge (known as a front-end sales charge) when you purchase the shares. Class A shares also pay distribution and/or service fees under a Distribution Plan. These fees are either retained by the Fund's Distributor, Nationwide Advisory Services, Inc. ("NAS") or paid by NAS to brokers for distribution and shareholder services. Class A and Class Y shares may pay administrative service fees. These fees are paid to brokers and other entities that provide administrative support services to the beneficial owners of the shares.


WHO CAN BUY CLASS Y SHARES

The Class Y shares are available for purchase by the following:

- retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans

- tax-exempt employee benefit plans for which third party administrators provide recordkeeping services and are compensated by the Fund for such services


- a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Class Y shares, where the investment is part of a program that collects an administrative service fee


- registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by the Fund for services it provides

- life insurance separate accounts to fund the benefits of variable life insurance policies and variable annuity contracts


WHO CAN BUY INSTITUTIONAL CLASS SHARES

The Institutional Class shares are available for purchase by the following:

-        fund of funds offered by NAS or other affiliate of the Trust

- tax-exempt employee benefit plans if no third party administrator for the plan receives compensation from the Fund


- institutional advisory accounts of UBT, or its affiliates and those having client relationships with an affiliate of Villanova Mutual Fund Capital Trust ("VMF"), or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts


- a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Institutional Class shares, except where the investment is part of a program that requires payment to the financial institution of a Administrative Service or Rule 12b-1 Plan fee

- registered investment advisers investing on behalf of institutions and high net-worth individuals, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services


BUYING SHARES

PURCHASE PRICE


The purchase or "offering" price of one share of the Fund is its "net asset value" or NAV next determined after the order is received, plus any applicable sales charge. A separate NAV is calculated for each class of shares of the Fund. Generally, NAV is based on the market value of the securities owned by the Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities owned by the Fund allocable to that class, less the liabilities allocable to that class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Standard Time) on each day the Exchange is open for trading.

MINIMUM INVESTMENTS - CLASS A SHARES
To open an account                                         $  1000
Through the Automatic Asset Accumulation plan
(per transaction)                                          $    25
Additional investments                                     $   100

MINIMUM INVESTMENTS - INSTITUTIONAL CLASS AND CLASS Y
SHARES
To open an account                                         $50,000
Additional investments                                     $ 5,000

THESE MINIMUM INVESTMENT REQUIREMENTS DO NOT APPLY TO CERTAIN RETIREMENT PLANS. CALL 1-800-848-0920 FOR MORE INFORMATION. IF YOU PURCHASE SHARES THROUGH AN ACCOUNT AT A BROKER (OTHER THAN NAS), DIFFERENT MINIMUM ACCOUNT REQUIREMENTS MAY APPLY.


The Fund does not calculate NAV on the following days:

-        Christmas Day
-        New Year's Day
-        Martin Luther King, Jr. Day
-        Presidents' Day
-        Good Friday
-        Memorial Day
-        Independence Day
-        Labor Day
-        Thanksgiving Day
-        other days when the New York Stock Exchange is not open.

The Fund reserves the right not to determine an NAV for the Fund when:

-        It has not received any orders to purchase, sell or exchange shares
-        Changes in the value of the Fund's portfolio do not affect the NAV


If current prices are not available, or if Villanova SA Capital Trust("VSA"), the Fund's administrator or its agent determines a price does not represent fair value, the Fund's investments may be valued at fair market value in accordance with procedures adopted by the Board of Trustees. To the extent that the Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.


When you purchase Class A shares, your purchase price will be the offering price or NAV next determined after your order is received, plus any applicable sales load.

CLASS A SALES CHARGES

The chart below shows the Class A sales charges, which decrease as the amount of your investment increases.

CLASS A SHARES

                             Sales         Sales charge
                             charge as %   as % of
                             of offering   amount
Amount of purchase           price         invested
-------------------------------------------------------
less than $50,000            4.50%         4.71%
-------------------------------------------------------
$50,000 to $99,999           4.00          4.17
-------------------------------------------------------
$100,000 to $249,999         3.00          3.09
-------------------------------------------------------
$250,000 to $499,999         2.50          2.56
-------------------------------------------------------
$500,000 to $999,999         2.00          2.04
-------------------------------------------------------
$1 million to $24,999,999    0.50          0.50
-------------------------------------------------------
$25 million or more          0.25          0.25

REDUCTION AND WAIVER OF CLASS A SALES CHARGES

Shareholders can reduce or eliminate the Class A initial sales charge through one or more of the discounts described below:

- Increase the amount of your investment. The preceding table shows how the sales charge decreases as the amount of your investment increases.

- Family Member Discount. Members of your family who live at the same address can combine investments, possibly reducing the sales charge.

- Lifetime Additional Discount. You can add the value of any of the Nationwide Mutual Funds Class A shares you already own with the value of the shares you are purchasing, which may reduce the applicable sales charge.

- Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any member of the Nationwide Insurance Enterprise to purchase Class A shares, you will pay one-half of the published sales charge if you make your investment 60 days after receiving the proceeds.

- No sales charge on a repurchase. If you sell shares from your Nationwide account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A shares that you buy within 30 days of selling Class A shares of an equal or lesser amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.

- Letter of Intent Discount. State in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $50,000 in Class A shares and your sales charge will be based on the total amount you intend to invest. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of the Fund; it is merely a statement of intent. Call 1-800-848-0920 for more information.

WAIVER OF CLASS A SALES CHARGES

The Class A sales charges will be waived for the following purchases:

Class A shares sold to:

- Any person purchasing through an account with a unaffiliated brokerage firm that has an agreement with NAS to waive sales charges for those persons;

- Directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with NAS;

- Any person who pays for the share with proceeds of mutual fund shares sold from an NAS brokerage account. To qualify, you must have paid an initial sales charge or CDSC on the shares sold. You must purchase the Class A shares within 60 days of the sale, and you must request the waiver when you purchase the Class A shares (NAS may require evidence that you qualify for this waiver);

- Employer-sponsored retirement plans, including pension, profit sharing or deferred compensation plans which are qualified under sections 401(a), 403(b) or 457 of the Internal Revenue Code.

- Trustees and retired Trustees of Nationwide Mutual Funds (including its predecessor Trusts).

- Directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives (including mother, father, brothers, sisters, grandparents and grandchildren) and immediate relatives of deceased employees of any member of Nationwide Insurance and Nationwide Financial companies, or any investment advisory clients of VMF, VSA, NAS and their affiliates.

- Directors, officers, full-time employees, their spouses, children or immediate relatives and immediate relatives of deceased employees of any sponsor group which may be affiliated with Nationwide Insurance and Nationwide Financial companies from time to time, (including, but not limited to, Farmland Insurance Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farmers' Association, Ruralite Services, Inc., and Southern States Cooperative.

Additional investors eligible for sales charge waivers may be found in the Statement of Additional Information.

HOW TO PLACE YOUR PURCHASE ORDER

If you wish to purchase Class A shares, you may purchase the shares using one of the methods below. Eligible entities wishing to purchase Institutional Class or Class Y shares should contact NAS at 1-800-848-0920 for information regarding such purchases.

BY MAIL - Complete and mail the application with a check or money order made payable to: Nationwide Advisory Services, Inc., Three Nationwide Plaza, P.O. Box 1492, Columbus, Ohio 43216-1492. Payment must be made in U.S. dollars only and drawn on a U.S. bank. NAS will not accept third-party checks.

BY WIRE - You can request that your bank transmits funds ("federal funds") by wire to the Fund's custodian bank. In order to use this method, you must call NAS by 4 p.m. Eastern Standard Time, and the wire must be received by the custodian bank by the close of business on the day you placed your order or your order will be cancelled. You may be liable for any loss to the Fund resulting from the cancellation. Your bank may charge a fee to wire the funds. If you choose this method to open your account, you must call our toll-free number before you wire your investment, and you must then complete and fax the application.

BY TELEPHONE (NAS NOW) - Call 1-800-637-0012, our automated voice-response system, 24 hours a day, seven days a week, for easy access to mutual fund information. You can choose from a menu of choices to conduct transactions and hear Fund price information, mailing and wiring instructions and other mutual fund information. You must complete the appropriate section of the application to use NAS NOW to make purchases.

THROUGH AN AUTHORIZED BROKER - NAS has relationships with certain brokers who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Fund. If you purchase through such a broker, your order will be priced at the NAV next determined after your broker or its designated intermediary accepts it. Contact your broker to determine whether it has an established relationship with NAS.


BY ON-LINE ACCESS - Log on to our website http:\\www.nationwidefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can choose to receive information on all of our funds as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Fund may terminate the ability to buy Fund shares on its website at any time, in which case you may continue to buy shares by mail, wire or telephone pursuant to the Prospectus.


ADDITIONAL SHAREHOLDER SERVICES

Shareholders are entitled to a wide variety of services by contacting:

NAS NOW                                                          1-800-637-0012

Our customized voice-response system, available 24 hours a day, seven days a week
--------------------------------------------------------------------------------

CUSTOMER SERVICE                                                 1-800-848-0920


Representatives are available to
answer questions between 8 a.m.
and 5 p.m. Eastern Standard Time


For additional information on buying shares and shareholder services, call the customer service number listed above or contact your Nationwide representative.


SELLING SHARES

You can sell - also known as redeeming - your shares of the Fund at any time, subject to certain restrictions. The price you will receive when you sell your shares will be the NAV (less any applicable sales charges) next determined after NAS receives your properly completed order to sell in its offices in Columbus, Ohio. Of course, the value of the shares you sold may be more or less than their original purchase price depending upon the market value of the Fund's investments at the time of sale.


Properly completed orders contain all necessary paperwork to authorize and complete the transaction. They may require all account holder signatures, updated account registration and bank account information and depending on circumstances, a signature guarantee.


Your order to sell shares can be made in writing or by telephone (if you authorized telephone transactions on your application). Generally, we will pay you for shares that you sell within three days after receiving your order to sell. Payment for shares you recently purchased by check may be delayed until the check clears, which may take up to 12 calendar days from the date of your purchase.

RESTRICTIONS ON SALES

You may not be able to sell your shares of the Fund or the Fund may delay paying you the proceeds from a sale when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists.

SIGNATURE GUARANTEE - CLASS A SHARES

A signature guarantee is required under the following circumstances:

-        if a redemption is over $100,000,

-        if your account registration has changed within the last 30 days,

- if the redemption check is made payable to anyone other than the registered shareholder,

- if the proceeds are sent back to a bank account not previously designated or changed within the past 30 days, or

- if the proceeds are mailed to an address other than the address of record

NAS reserves the right to require a signature guarantee in other circumstances, without notice.

CONTINGENT DEFERRED SALES CHARGE (CDSC) ON CLASS A SHARES

Under certain circumstances, employer-sponsored retirement plans investing in Class A shares without a sales charge (other than those investing in the Fund through variable insurance products) may be charged a CDSC if shares are redeemed within three years after purchase. The CDSC will be 1% for the first year, 0.50% for the second year and 0.25% for the third year.

HOW TO PLACE YOUR SALE ORDER - CLASS A SHARES


You can request the sale of your shares in any of the ways below. A signature guarantee may be required under certain circumstances. Please refer back to "Signature Guarantee - Class A shares" above. Eligible entities wishing to sell Institutional Class or Class Y shares should contact Nationwide Advisory Services, Inc. at 1-800-848-0920 for information regarding such purchases.


BY TELEPHONE (NAS NOW) - Calling 1-800-637-0012 connects you to our automated voice-response system, available 24 hours a day, seven days a weeks, for easy access to mutual fund information. You can sell shares and have the check mailed to your address of record, unless you declined this option on your application. Only the following types of accounts can use NAS NOW to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minor accounts. You can call 1-800-637-0012 after 7 p.m. Eastern Standard Time to learn the day's closing share price.



CAPITAL GAINS TAXES

If you sell Fund shares for more than you paid for them, you may have capital gains, which are subject to federal (and in some cases, state) income tax. For more information, see "Distributions and Taxes - Selling Fund Shares."


CUSTOMER SERVICE LINE - Unless you declined the telephone redemption privilege on your application, you can call and request a check payable to the shareholder of record be mailed to the address of record. NAS can wire the funds directly to your account at a commercial bank (a voided check must be attached to your applications) unless you declined telephone privileges on your application. (This authorization will remain in effect until you give NAS written notice of its termination.) You can sell shares of your IRA by telephone if we receive the proper forms. The distribution from an IRA will be subject to a mandatory 10% federal withholding tax, unless you inform us in writing not to withhold taxes. For additional information or to request the forms, please call the customer service line at 1-800-637-0012. The Fund will use procedures to confirm that telephone instructions are genuine. If the Fund acts on instructions it reasonably believed were genuine, it will not be liable for any loss, injury, damage or expense that occurs as a result, and the Fund will be held harmless for any loss, claims, or liability arising from its compliance with the instructions. NAS may record telephone instructions to sell shares. The Fund reserves the right to revoke this privilege at any time, without notice to shareholders, and to request the sale in writing, signed by all shareholders on the account.


BANK BY WIRE - Your funds will be wired to your bank on the next business day after your order to sell shares has been processed. We will deduct a $20 fee from the proceeds of your sale for this service. Your financial institution may also charge you a fee for receiving the wire. Funds sent outside the U.S. may be subject to a higher fee.

BY AUTOMATED CLEARING HOUSE ("ACH") - Your funds can be sent to your bank via ACH on the second business day after your order to sell has been reviewed by NAS. Funds sent through ACH should reach your bank in two business days. There is no fee for this service. (This authorization will remain in effect until you give NAS written notice of its termination.)

BY MAIL OR FAX (No minimum) - Write a letter to Nationwide Advisory Services, Inc., Three Nationwide Plaza, P.O. Box 1492, Columbus, Ohio 43216-1492 or fax it to 614-249-8705. Please be sure your letter is signed by all account owners. Be sure to include your account number and the Fund from which you wish to make a redemption. For a distribution from an IRA, you must include your date of birth and indicate whether or not you want NAS to withhold federal income tax from your proceeds. Your sale of shares will be processed on the date NAS receives your signed letter or FAX. If your FAX is received after 4:00 p.m. Eastern Standard Time, it will be processed the next business day. NAS reserves the right to require the original document if you fax your letter.


THROUGH AN AUTHORIZED BROKER - NAS has relationships with certain brokers who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Fund. If you have an account with such a broker, your redemption order will be priced at the NAV next determined after your order has been accepted by your broker or its designated intermediary.
Your broker or financial intermediary may charge a fee for this service.



BY ON-LINE ACCESS - Log on to our website http://www.nationwidefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can choose to receive information on all of our funds as well as our own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Fund may terminate the ability to sell Fund shares on its website at any time, in which case you may continue to sell shares by mail or wire pursuant to the Prospectus.


ACCOUNTS WITH LOW BALANCES

We may sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $250. Before the account is closed, we will give you notice and allow you 90 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts. This does not apply to Automatic Asset Accumulation accounts.

For additional information concerning your ability to sell your shares, call our customer service line at 1-800-848-0920 or see your Nationwide representative.


DISTRIBUTION PLAN - CLASS A SHARES



In addition to the sales charges which you may pay for Class A shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Fund to compensate NAS - as distributor - for expenses associated with distributing the Fund's shares and providing shareholder services.


DISTRIBUTION AND SERVICE FEES


Under the Distribution Plan, Class A shares of the Fund pays NAS compensation accrued daily and paid monthly. The Fund shall pay amounts not exceeding an annual amount of:




Class                           As a % of daily net assets
---------------------------------------------------------
Class A shares          0.25% (distribution or service fee)
---------------------------------------------------------


Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


EXCHANGING SHARES


You can exchange the shares you own for shares of another fund within Nationwide Mutual Funds (except the Morley Capital Accumulation Fund) as long as they are the same class of shares, both accounts have the same owner, and your first purchase in the new fund meets the fund's minimum investment requirement. For example, you cannot exchange Class A shares for shares of another class.

CAPITAL GAINS TAXES

Exchanging shares is considered a sale and purchase of shares for federal and state income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have to pay federal and/or state income taxes. For more information, see ""Distribution and Taxes - Exchanging Fund Shares-Class A Shares."

If your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies.

HOW TO PLACE YOUR EXCHANGE ORDER


You can request an exchange of shares in writing, by fax, by phone or by online access (see "Buying Shares - How to place your purchase order" or the back cover for contact information). If you make your request in writing, please be sure all account owners sign the letter. Your exchange will be processed on the date NAS receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Standard Time, it will be processed the next day. If you fax your request, we reserve the right to ask for the original. You can automatically request an exchange 24 hours a day, seven days a week, by calling NAS NOW, our automated voice-response system or on our website. You will have automatic exchange privileges unless you request not to on your application. The Trust reserves the right to amend or discontinue these exchange privileges upon 60 days written notice to shareholders


EXCESSIVE TRADING


The Trust reserves the right to reject any exchange request it believes will increase transaction costs, or otherwise adversely affect other shareholders. Specifically, exchange activity may be limited to ___ exchanges within a one year period. The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund.




YEAR 2000 [TO BE DELETED AFTER 1/1/2000]



UBT, VSA and NAS have developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999.UBT, VSA and NAS have completed an inventory and assessment of all computer systems and have implemented a plan to renovate or replace all applications that were identified as not Year 2000 compliant. UBT, VSA and NAS have also tested each application for their Year 2000 compliance.



Systems supporting the Fund's infrastructure, such as telecommunications, voice and networks, have also been tested, renovated or replaced, and are compliant. UBT, VSA and NAS' assessment of Year 2000 issues has included non-information technology systems with embedded computer chips. UBT, VSA and NAS' building systems such as fire, security, elevators and escalators supporting facilities in Columbus, Ohio, have been tested and are Year 2000 compliant.



In addition to resolving internal Year 2000 readiness issues, UBT, VSA and NAS are surveying significant external organizations (business partners) to assess if they will be Year 2000 compliant. UBT, VSA and NAS continue their efforts to identify external risk factors and have developed contingency plans as part of their ongoing risk-management strategy.

DISTRIBUTIONS AND TAXES


The following information is provided to help you understand the income and capital gains you can earn from owning Fund shares, as well as the federal taxes you may have to pay on this income. For tax advice regarding your personal tax situation, please speak with your tax adviser.


DISTRIBUTIONS OF INCOME DIVIDENDS

The Fund declares dividends daily and distributes them monthly. Income dividends are taxable to you as ordinary income for federal income tax purposes, unless you hold your shares in a qualified tax-deferred plan or account, or are otherwise not subject to federal income tax. The amount of income dividends distributed to you will be reported in a Form 1099, which we will send to you during the tax season each year (unless you hold your shares in a qualified tax-deferred plan or account). For corporate shareholders, a portion of each year's distributions may be eligible for the corporate dividend-received deduction.

DISTRIBUTIONS OF CAPITAL GAINS


If the Fund has net realized capital gains at the end of the calendar year (meaning the gains from sale of securities exceed any losses from sales), it will distribute this capital gain to shareholders annually. You must pay federal income taxes on any capital gains distributed to you, unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax. On Form 1099, we will report the amount of net short-term capital gains and net long-term capital gains distributed to you during the year. Currently, for individuals, long-term capital gains are taxed at a maximum rate of 20%; short-term capital gains are taxed as ordinary income, such as interest or dividends. For the current capital gains tax rates, speak with your tax adviser.


REINVESTING DISTRIBUTIONS


All income and capital gains distributions will be reinvested in shares of the Fund. You may request a payment in cash if distributions are in excess of $5. You are subject to tax on reinvested distributions. If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund as of the cancellation date. No interest is paid during the time the check is outstanding.


You may be subject to federal backup withholding at a rate of 31% of each distribution unless you certify that the taxpayer identification number you gave us is correct, and that you are not subject to withholding. (We will, however, withhold taxes if the Internal Revenue Service notifies us that such certifications are not accurate, or as may otherwise be required under the Internal Revenue Code.



CHANGING YOUR DISTRIBUTION OPTION


If you want to change your option, you must notify us by the record date for a dividend or distribution in order for it to be effective for that dividend or distribution.


STATE AND LOCAL TAXES

Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser.

SELLING FUND SHARES

Selling Fund shares for more than you paid for them gives you a capital gain, which is subject to federal income tax. The amount of the tax depends on how long you held your shares. For individuals, long-term capital gains are currently taxed as ordinary income, such as interest or dividends. Capital gains from your sale of Fund shares is not reported on Form 1099; you or your tax adviser should keep track of your purchases, sales, and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset any capital gains you have.


EXCHANGING FUND SHARES


Exchanging your shares of the Fund is considered a sale for income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you have capital gains, which are subject to the federal income taxes described above. If you exchange Fund shares for a loss, you may be able to use this capital loss to offset any capital gains you have.

INFORMATION FROM NATIONWIDE

Please read this Prospectus before you invest, and keep it with your records. The following documents contain additional information about the Fund. To obtain a document free of charge, contact us at the address or number listed below.


Statement of Additional Information (SAI) (incorporated by reference in this Prospectus)


FOR ADDITIONAL INFORMATION CONTACT:

Nationwide Advisory Services, Inc.
P.O. Box 1492
Three Nationwide Plaza
Columbus, Ohio 43216-1492
(614) 249-8705 (fax)

FOR INFORMATION, ASSISTANCE AND WIRE ORDERS:

1-800-848-0920 (toll free, 8 a.m. - 5 p.m. Eastern Standard Time)

FOR 24-HOUR ACCOUNT ACCESS:

1-800-637-0012 (toll free)


Also, visit the Nationwide Funds' Web Site at www.nationwidefunds.com.


INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION


You can obtain copies of the Fund's documents from the SEC as follows:


IN PERSON:


Public Reference Room in Washington, D.C. (for their hours of operation, call 1-202-942-8090)


BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-6009
(The SEC charges a fee to copy any documents.)


ON THE EDGAR DATABASE VIA THE INTERNET:



http://www.sec.gov
BY ELECTRONIC REQUEST:
publicinfo@sec.gov
Investment Company Act File No. 811-08495

NATIONWIDE(R) MUTUAL FUNDS                        December 29, 1999



NATIONWIDE VALUE OPPORTUNITIES FUND

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this fund's shares as an investment or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

TABLE OF CONTENTS
FUND SUMMARY .......................................
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

MORE ABOUT THE FUND ................................
Principal Risks
Principal Techniques

MANAGEMENT
Investment Manager
Subadviser
Historical Performance of the Portfolio Manager

BUYING, SELLING AND EXCHANGING FUND SHARES
Choosing a Share Class
Buying Shares
Selling Shares
Distribution Plan
Exchanging Shares
Year 2000

DISTRIBUTIONS AND TAXES ............................
Distributions of Income Dividends
Distributions of Capital Gains
Reinvesting Distributions
State and Local Taxes
Selling Fund Shares
Exchanging Fund Shares

ADDITIONAL INFORMATION .................   BACK COVER

FUND SUMMARY

This prospectus provides information about the Nationwide Value Opportunities Fund (the "Fund"), a series of the Nationwide(R) Mutual Funds. "You" and "your" refers to potential investors and current shareholders of the Fund.

A QUICK NOTE ABOUT SHARE CLASSES

The Fund has three different share classes--Class A, Class B and Institutional Class shares. The fees, sales charges and expenses for each share class are different, but each share class of the Fund represents an investment in the same assets of the Fund. Having different share classes simply lets you choose the cost structure that's right for you.


The fees and expenses for the Fund are set forth below. For more information about which share class is right for you, see "Buying, Selling and Exchanging Fund Shares - Choosing a Share Class."

FUND SUMMARY

This section summarizes key information about the Fund. Use the summary to compare the Fund with other mutual funds. More detailed information about the risks and investment techniques of the Fund can be found in "More About the Fund."

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks long-term capital appreciation through investment in common stocks or their equivalent. The Fund's investment objective can be changed without shareholder approval.

The Fund intends to pursue its investment objective by investing, under normal market conditions, at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index, known as small cap companies. The Russell 2000, published by the Frank Russell Company, is an index consisting of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies. As of the last update of the index, the market capitalizations of companies in the Russell 2000 range from $178.2 million to $1,350 million. The market capitalization range for companies in the Russell 2000 is updated annually.

WHAT IS MARKET CAPITALIZATION?
Market capitalization is a common way to measure the size of a company based on the price of its common stock; it's simply the number of outstanding shares of the company multiplied by the current share price.

The Fund may invest up to 35% of its total assets in larger capitalization companies. The Fund may invest in securities of foreign issuers regardless of the issuer's size. [THE FUND MAY ALSO ENGAGE IN CURRENCY HEDGING TRANSACTIONS, REITS AND RULE 144A SECURITIES. CONFIRM AMOUNTS.]

WHAT IS THE FUND'S VALUE APPROACH?

The Fund invests primarily in stocks of U.S. and foreign companies, which it considers to be "value" companies. These companies have good earnings growth potential and the Fund's subadviser believes that the market has undervalued them. The core of the Fund's portfolio will consist of stocks of solid companies with reasonable growth prospects when the stocks are attractively priced in relation to the company's earnings. The Fund will also invest in unrecognized stocks and stocks of special situation companies and turnarounds (companies that have experienced significant business problems but which the subadviser believes have favorable prospects for recovery).

Smaller capitalization companies are often undervalued for one of the following reasons: (1) institutional investors, which currently represent a majority of the trading volume in the shares of publicly traded companies, are often less interested in smaller capitalization companies because of the difficulty of acquiring a meaningful position without purchasing a large percentage of the company's outstanding equity securities; and (2) such companies may not be regularly researched by securities analysts, which could result in greater discrepancies in valuation.

PRINCIPAL RISKS

The Fund is subject to the risk that individual stocks or the stock market could lose value.

Stock market risk. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock market goes down. Individual stocks and the overall stock market may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. The stock market is affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

Small cap risk. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of small capitalization companies are usually less stable in price and less liquid than the stocks of larger companies.

Risks related to investing for value. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Fund generally focuses on value-style stocks, the Fund's performance at times may be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

Foreign risk. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. In addition, the "Euro" began serving as a new common currency for participating European nations on January 1, 1999. It is unclear whether the newly created accounting, clearing, settlement and payment systems for the new currency will be adequate.


For more detailed information about the Fund's investments and risks, see "More About the Funds."

PERFORMANCE


No performance information is provided because the Fund will not begin operations until on or about December 29, 1999.


For the performance of a comparable mutual fund for which the Fund's portfolio manager previously noted as portfolio manager, please refer to "Management" on page __.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees(1)                     Class A    Class B     Institutional
(paid directly from your investment)     shares     shares     Class shares
---------------------------------------------------------------------------
Maximum Sales Charge
(Load) imposed on
purchases (as a percentage              5.75%(2)     None         None
of offering price)
---------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) imposed on
redemptions (as a
percentage of original                   None(3)   5.00%(4)       None
purchase price or sale
proceeds, as applicable)

Annual Fund Operating
Expenses (deducted from                 Class A    Class B    Institutional
Fund assets)                             shares    shares     Class shares
---------------------------------------------------------------------------
Management Fees                           0.70%    0.70%         0.70%
---------------------------------------------------------------------------
Distribution and/or                       0.25%    1.00%         None
Service (12b-1) Fees
---------------------------------------------------------------------------
Other Expenses                            0.90%    0.75%          0.82%
---------------------------------------------------------------------------
TOTAL ANNUAL FUND                         1.85%    2.45%          1.52%
OPERATING EXPENSES(5)

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                              1 year   3 years
----------------------------------------------
Class A shares                 $752      $1123
----------------------------------------------
Class B shares                 $748      $1064
----------------------------------------------
Institutional Class shares     $155      $ 480
----------------------------------------------


You would pay the following expenses on the same investment if you did not sell your shares:


                        1 year    3 years
-----------------------------------------
Class B shares          $248      $  764


1 If you buy and sell shares through a broker or agent, they may also charge you a transaction fee.

2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares - Buying Shares - Class A sales charges."

3 A contingent deferred sales charge (CDSC) of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge.


4 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares - Selling Shares - Contingent deferred sales charge (CDSC) on Class A and Class B shares."



5 Because the Fund will be established on or about December 29, 1999 and has no operating history, the management fee is the fee to which the adviser is entitled under its contract with the Fund, and any applicable distribution and service fees are the maximum rates that can be charged under the Distribution and Service Plan. "Other Expenses" are estimates of the other operating expenses (without taking into account any expense limitation arrangement between the adviser and the
         Fund) based on estimates for the Fund's first calendar year ending October 31, 2000. At least through October 31, 2000, the adviser has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 1.35% for Class A shares, 1.85% for Class B shares and 1.00% for Institutional Class shares. This waiver of management fees or reimbursement of other expenses is subject to a possible reimbursement by the Fund within five years of the Fund's commencement of operations if the reimbursement by the Fund can be implemented within the annual expense limitations described above.

MORE ABOUT THE FUND

PRINCIPAL RISKS AND TECHNIQUES

The Fund may use the principal investment techniques to increase returns, protect assets or diversify investments. These techniques are subject to certain risks. For additional information about the Fund's investment strategies and techniques, see the Statement of Additional Information.

PRINCIPAL RISKS

SMALL CAP RISK. Historically, the securities of small companies have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of small companies, the lower degree of liquidity in the markets for such securities, the greater impact caused by changes in investor perception of value, and the greater sensitivity of small cap companies to changing economic conditions. In addition, small cap companies may:

-        lack depth of management


-        lack a proven track record


-        be unable to generate funds necessary for growth or development

- be developing or marketing new products or services for which markets are not yet established and may never become established

-        market products or services which may become quickly obsolete

Small cap companies in the technology and biotechnology industries may be subject to abrupt or erratic price movements. Therefore, while small cap companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

FOREIGN RISK

- COUNTRY. General securities market movements in any country in which the Fund has investments are likely to affect the value of the Fund's securities that trade in that country. These movements will affect the Fund's share price and the Fund's performance. The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

- COMPANY. Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Foreign stock exchanges, trading systems, brokers and companies generally have less government supervision and regulation than in the U.S. The Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Generally, the Fund can decrease in value when the individual stocks and other assets it owns decrease in value. A company's stock can lose value for various reasons, including poor profits, weakened finances, changes in management, a downturn in the economy, or any other reason that leads investors to lose faith in that stock.

- CURRENCY. Some of the Fund's investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund's share price. Generally, when the U.S. rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency.

PRINCIPAL TECHNIQUES

The Fund may use the following investment techniques to increase its returns, protect its assets or diversify its investments.

VALUE STOCKS. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and their price may be less directly linked to market developments than a growth stock's. Value stocks also depend less on price changes, and more on dividend yields, for returns than do growth funds. Accordingly, they might not participate in upward market movements, but may be less adversely affected in a down market compared to lower yielding stocks.


CONVERTIBLE SECURITIES. Convertible securities -- also known as convertibles -- include bonds, debentures, and notes, preferred stocks, and other securities. Convertibles are hybrid securities that have characteristics of both bonds and stocks. Like bonds, they pay interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stocks.


Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible's market value. For example, as an underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than the common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with bonds as a good source of dependable income. Therefore, if interest rates increase and "newer," better-paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies must generally pay holders of convertibles before they pay holders of common stock), but they are typically less secure than similar non-convertible securities such as bonds (bondholders must generally be paid before holders of convertibles and common stock). Because convertibles are usually subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a nationally recognized rating agency, or they are not rated at all.

PREFERRED STOCK. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate but do not participate in other amounts available for distribution by the issuer. Dividends on preferred stock may be cumulative, and cumulative dividends must be paid before common shareholders receive any dividends. Because preferred stock dividends usually must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par on stated value, and are senior in right of payment to common stock. Preferred stocks do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible securities may be subordinated to other preferred stock of the same issuer.

WARRANTS. A warrant is a security that gives the holder of the warrant the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

REITS. The Fund may invest in real estate investment trusts ("REITS"). REITS are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs.

REITS involve certain risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others, possible declines in the value of real estate, possible lack of availability of mortgage funds, and explained vacancies of properties.

RULE 144A SECURITIES. Rule 144A securities are privately offered securities that can be resold only to qualified institutional buyers. Rule 144A securities are treated as illiquid, unless the Fund has determined, under guidelines established by the Trust's trustees, that the particular issue is liquid.

FOREIGN CURRENCY HEDGING TRANSACTIONS. The Fund may engage in foreign currency exchange transactions to protect the value of specific portfolio positions or in anticipation of changes in relative values of currencies in which Fund portfolio holdings are denominated. For example, to protect against a change in the foreign currency exchange rate, between the date on which the Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, the Fund might purchase or sell a foreign currency on a spot (cash) basis at the prevailing spot rate. If conditions warrant, the Fund may also enter into private contracts to purchase or sell foreign currencies at a future date and/or purchase exchange-listed and over-the-counter call and put options on foreign currencies. Over-the-counter currency options are generally less liquid than exchange-listed options, and will be treated as illiquid assets. The Fund may not be able to dispose of over-the-counter options quickly.

TEMPORARY DEFENSIVE POSITIONS. In response to economic, political or unusual market conditions, the Fund may invest up to 100% of its assets in cash or money market obligations. Should this occur, the Fund will not meet its investment objectives, and may miss potential market upswings.

MANAGEMENT

INVESTMENT MANAGER


Villanova Mutual Fund Capital Trust ("VMF"), Three Nationwide Plaza, Columbus, Ohio 43215, manages the investment of the assets and supervises the daily business affairs of the Fund. Subject to the supervision and direction of the Trustees, VMF also monitors the performance of the subadviser. VMF is authorized to select and place portfolio investments on behalf of the Fund; however, VMF does not intend to do so at this time. VMF was organized in 1999 and manages mutual fund assets. As of September 30, 1999, it had approximately $12.65 billion in assets under management.


The Fund pays VMF a management fee as set forth below. The management fee is based on the Fund's average daily net assets and includes breakpoints, so fees decrease as assets increase.

           Assets                        Fee
------------------------------------------------
     up to $250 million                0.70%
 $250 million - $1 billion             0.675%
  $1 billion - $2 billion              0.65%
  $2 billion - $5 billion              0.625%
        $5 billion +                   0.60%

SUBADVISER


Villanova Value Investors, LLC ("VVI"), 56767 Mt. Vernon, Shelby Township, Michigan 48316, is the Fund's subadviser. Subject to the supervision of VMF and the Trustees, VVI will manage the Fund's assets in accordance with the Fund's investment objective and strategies. VVI will make investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities. VVI was organized in 1999 and manages the Fund, as well as institutional accounts.


HISTORICAL PERFORMANCE OF THE PORTFOLIO MANAGERS


The Fund is managed by a management team. Prior to managing the Fund, the team managed the ______ Fund (the "Prior Fund") from ________ to ________. Average annual returns for the entire period during which the team managed the Prior Fund compared with the performance of the ______ Index for the same periods, are as follows:


                           INSERT PERFORMANCE FIGURES


Although the Fund has been operating for only a limited time, the portfolio managers of the subadviser managed the Prior Fund previously. The Prior Fund has investment objectives and strategies that are substantially similar, but not necessarily identical, to those of the Fund. We have included performance information about the Prior Fund for comparison purposes, but the Prior Fund is separate and distinct from the Fund. Its performance does not guarantee similar results for the Fund and should not be viewed as a substitute for the Fund's own performance.



The performance of the Prior Fund previously managed by the portfolio managers may not be comparable to the performance of the Fund because of the following differences:


-        brokerage commissions and dealer spreads

-        expenses (including management fees)

- the size of the investment in a particular security in relation to the portfolio size

- the timing of purchases and sales (including the affect of market conditions at that time)

-        the timing of cash flows into the portfolio

-        the availability of cash for new investments.

Average annual total return represents the average change over a specified period of time in the value of an investment after reinvesting all income and capital gains distributions.

The historical performance information has been provided by _________. The Fund believes that it is reliable, but the Fund has not independently verified it.

The historical investment performance of the _________ reflects the deduction of total annual operating expenses of ____% as of December 31, 1999, which are lower than the total operating expenses of the Fund before fee waivers.

BUYING, SELLING AND EXCHANGING FUND SHARES

CHOOSING A SHARE CLASS

As noted in the Fund Summary, the Fund offers different share classes to give investors different price and cost options. Class A and Class B shares are available to all investors; Institutional Class shares are available to a limited group of investors.

With Class A shares, you pay a sales charge (known as a front-end sales charge) when you purchase the shares; and with Class B shares you pay a sales charge (known as a contingent deferred sales charge, or CDSC) if you sell your shares within six years after purchase.


Class A and Class B shares both pay distribution and/or service fees under a Distribution Plan. These fees are either retained by NAS or paid by NAS to brokers for distribution and shareholder services. Class A and Institutional Class shares may pay administrative service fees. These fees are paid to brokers and other entities who provide administrative support services to the beneficial owners of the shares.


If you want to lower annual fund expenses, Class A shares may be right for you, particularly if you qualify for a reduction or waiver of sales charges. If you do not want to pay an up-front sales charge, and you anticipate holding your shares for the long term, Class B shares may be more appropriate.

As the Fund's principal distributor, Nationwide Advisory Services, Inc. ("NAS") reserves the right to reject an order in excess of $100,000 for Class B shares and an order for Class B shares for Individual Retirement Accounts ("IRA accounts") for shareholders 70-1/2 years and older. When choosing a share class, consider the following:

Class A shares                               Class B shares
-------------------------------------------------------------------------------------
Front-end sales charge means                 No front-end sales charge, so your
that a portion of your initial               full investment immediately  goes toward
investment goes toward                       buying shares
the sales charge, and is not invested

-------------------------------------------------------------------------------------

Reductions and waivers                       No reductions of the contingent deferred
of the sales charge                          sales charge available, but waivers
available                                    available

-------------------------------------------------------------------------------------
Lower expenses than                          Higher distribution and service fees than
Class B shares mean                          Class A shares mean lower dividends
higher dividends per                         per share
share
-------------------------------------------------------------------------------------
Conversion features are                      After seven years, Class B shares convert
not applicable                               into Class A shares, which reduces your
                                             future Fund expenses
-------------------------------------------------------------------------------------
No sales charge when                         Contingent deferred sales charge (CDSC)
shares are sold back to                      if shares sold within six years:  5% in the
the Fund                                     first year, 4% in the second, 3% in the
                                             third and fourth years, 2% in the fifth, and
                                             1% in the sixth year


WHO CAN BUY INSTITUTIONAL CLASS SHARES

The Institutional Class shares are available for purchase only by the following:

- retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans


- tax-exempt employee benefit plans of VMF, the Fund's investment adviser, or its affiliates and securities dealer firms with selling agreements with NAS


- institutional advisory accounts of VMF, or its affiliates and those having client relationships with an affiliate of VMF, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts


- a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Institutional Class shares, where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan or Administrative Service fee


- registered investment advisers investing on behalf of institutions and high net-worth individuals entrusted to the adviser for investment purposes, if the adviser is affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services


-        investments of at least $50,000


BUYING SHARES

PURCHASE PRICE


The purchase or "offering" price of each share of the Fund is its "net asset value" (or NAV) next determined after the order is received, plus any applicable sales charge. A separate NAV is calculated for each class of the Fund. Generally, NAV is based on the market value of the securities owned by the Fund allocable to such class less its liabilities. The NAV for a class is determined by dividing the total market value of the securities owned by the Fund, less the liabilities allocable to that class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Standard Time) on each day the Exchange is open for trading.


MINIMUM INVESTMENTS -- CLASS A AND B SHARES
To open an account                                              $  1000
Through the Automatic Asset Accumulation plan
(per transaction)                                               $    25
Additional investments                                          $   100

MINIMUM INVESTMENTS - INSTITUTIONAL CLASS SHARES
To open an account                                              $50,000
Additional investments                                          $ 5,000



These minimum investment requirements do not apply to certain retirement plans. Call 1-800-848-0920 for more information. If you purchase shares through an account at a broker (other than NAS), different minimum account requirements may apply.

The Fund does not calculate NAV on the following days:

-        Christmas Day
-        New Year's Day
-        Martin Luther King, Jr. Day
-        Presidents' Day
-        Good Friday
-        Memorial Day
-        Independence Day
-        Labor Day
-        Thanksgiving Day
-        other days when the New York Stock Exchange is not open.

The Fund reserves the right not to determine an NAV for the Fund when:

-        It has not received any orders to purchase, sell or exchange shares;


-        Changes in the value of the Fund's portfolio do not affect the NAV.



If current prices are not available, or if Villanova SA Capital Trust ("VSA"), as the Fund's administrator or its agent, determines a price does not represent fair value, the Fund's investments may be valued at fair market value in accordance with procedures adopted by the Board of Trustees. To the extent that the Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.


When you purchase shares, your purchase price will be the offering price or NAV next determined after your order is received, plus any applicable sales load.

CLASS A SALES CHARGES

The chart below shows the Class A sales charges, which decrease as the amount of your investment increases.


CLASS A SHARES

                             Sales         Sales charge
                             charge as %   as % of
                             of offering   amount
Amount of purchase           price         invested
------------------------------------------------------
less than $50,000            5.75%         6.10%
------------------------------------------------------
$50,000 to $99,999           4.50          4.71
------------------------------------------------------
$100,000 to $249,999         3.50          3.63
------------------------------------------------------
$250,000 to $499,999         2.50          2.56
------------------------------------------------------
$500,000 to $999,999         2.00          2.04
------------------------------------------------------
$1 million to $24,999,999    0.50          0.50
------------------------------------------------------
$25 million or more          0.25          0.25

REDUCTION AND WAIVER OF CLASS A SALES CHARGES

Shareholders can reduce or eliminate the Class A initial sales charge through one or more of the discounts described below:

- Increase the amount of your investment. The preceding table shows how the sales charge decreases as the amount of your investment increases.

- Family Member Discount. Members of your family who live at the same address can combine investments, possibly reducing the sales charge.


- Lifetime Additional Discount. You can add the value of any of the Nationwide Mutual Funds Class A shares you already own with the value of the shares you are purchasing, which may reduce the applicable sales charge.


- Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by

- any member of the Nationwide Insurance Enterprise to purchase Class A shares, you will pay one-half of the published sales charge if you make your investment 60 days after receiving the proceeds.

     No sales charge on a repurchase. If you sell shares from your Nationwide account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A shares that you buy within 30 days of selling Class A shares of an equal or lesser amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.

- Letter of Intent Discount. State in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $50,000 in Class A shares and your sales charge will be based on the total amount you intend to invest. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of the Fund; it is merely a statement of intent. Call 1-800-848-0920 for more information.

WAIVER OF CLASS A SALES CHARGES


The Class A sales charges will be waived for the following purchases:


Class A shares sold to:

- Any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with NAS to waive sales charges for those persons;

- Directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with NAS;

- Any person who pays for the share with proceeds of mutual fund shares sold from an NAS brokerage account. To qualify, you must have paid an initial sales charge or CDSC on the shares sold. You must purchase the Class A shares within 60 days of the sale, and you must request the waiver when you purchase the Class A shares (NAS may require evidence that you qualify for this waiver);

- Employer-sponsored retirement plans, including pension, profit sharing or deferred compensation plans which are qualified under sections 401(a), 403(b) or 457 of the Internal Revenue Code;

- Trustees and retired Trustees of Nationwide Mutual Funds (including its predecessor Trusts);

- Directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives (including mother, father, brothers, sisters, grandparents and grandchildren) and immediate relatives of deceased employees of any member of Nationwide Insurance and Nationwide Financial companies, or any investment advisory clients of VMF, VSA, NAS and their affiliates;

- Directors, officers, full-time employees, their spouses, children or immediate relatives and immediate relatives of deceased employees of any sponsor group which may be affiliated with Nationwide Insurance and Nationwide Financial companies from time to time, (including but not limited to, Farmland Insurance Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farmers' Association, Ruralite Services, Inc., and Southern States Cooperative).

Additional investors eligible for sales charge waivers may be found in the Statement of Additional Information.

CONVERSION OF CLASS B SHARES

After you have held your Class B shares for seven years, we will automatically convert them into Class A shares (without charge), which carry the lower 12b-1 fee. We will also convert any Class B shares that you purchased with reinvested dividends and other distributions for those shares at that time. Remember, because the NAV of Class A shares is usually higher than the NAV of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted, but the total dollar value will be the same. We do the conversion on the first business day of the month following the seventh anniversary of the date of your purchase.

If you wish to purchase shares, you may purchase the shares using one of the methods below. Eligible entities wishing to information regarding such purchases.

purchase Institutional Class shares should contact Nationwide Advisory Services, Inc., at 1-800-848-0920 for information regarding such purchases.

BY MAIL - Complete and mail the application with a check or money order made payable to: Nationwide Advisory Services, Inc., Three Nationwide Plaza, P.O. Box 1492, Columbus, Ohio 43216-1492. Payment must be made in U.S. dollars only and drawn on a U.S. bank. NAS will not accept third-party checks.

BY WIRE - You can request that your bank transmits funds ("federal funds") by wire to the Fund's custodian bank. In order to use this method, you must call NAS by 4 p.m. Eastern Standard Time, and the wire must be received by the custodian bank by the close of business on the day you placed your order or your order will be cancelled. You may be liable for any loss to the Fund resulting from the cancellation. Your bank may charge a fee to wire the funds. If you choose this method to open your account, you must call our toll-free number before you wire your investment, and you must then complete and fax the application.

BY TELEPHONE (NAS NOW) - Call 1-800-637-0012, our automated voice-response system, 24 hours a day, seven days a week, for easy access to mutual fund information. You can choose from a menu of choices to conduct transactions and hear Fund price information, mailing and wiring instructions and other mutual fund information. You must complete the appropriate section of the application to use NAS NOW to make purchases.

THROUGH AN AUTHORIZED BROKER - NAS has relationships with certain brokers who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Fund. If you purchase through such a broker, your order will be priced at the NAV next determined after your broker or its designated intermediary accepts it. Contact your broker to determine whether it has an established relationship with NAS.


BY ON-LINE ACCESS - Log on to our website http://www.nationwidefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can choose to receive information on all of our funds as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Fund may terminate the ability to buy Fund shares on its website at any time, in which case you may continue to buy shares by mail, wire or telephone pursuant to the Prospectus.


ADDITIONAL SHAREHOLDER SERVICES

Shareholders are entitled to a wide variety of services by contacting:


NAS NOW                                                          1-800-637-0012
Our customized voice-response system, available 24 hours a day, seven days a week
--------------------------------------------------------------------------------
CUSTOMER SERVICE                                                  1-800-848-0920


Representatives are available to answer questions between 8 a.m. and 5 p.m. Eastern Standard Time.

For additional information on buying shares and shareholder services, call the customer service number listed above or contact your Nationwide representative.

SELLING SHARES

You can sell - also known as redeeming - your shares of the Fund at any time, subject to certain restrictions. The price you will receive when you sell your shares will be the NAV (less any applicable sales charges) next determined after NAS receives your properly completed order to sell in its offices in Columbus, Ohio. Of course, the value of the shares you sold may be more or less than their original purchase price depending upon the market value of the Fund's investments at the time of sale.


Properly completed orders contain all necessary paperwork to authorize and complete the transaction. NAS may require all account holder signatures, updated account registration and bank account information and depending on circumstances, a signature guarantee.


Your order to sell shares can be made in writing or by telephone (if you authorized telephone transactions on your application). Generally, we will pay you for the shares that you sell within three days after receiving your order to sell. Payment for shares you recently purchased by check may be delayed until the check clears, which may take up to 12 calendar days from the date of your purchase.

RESTRICTIONS ON  SALES

You may not be able to sell your shares of the Fund or the Fund may delay paying you the proceeds from a sale when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists.


SIGNATURE GUARANTEE - CLASS A AND CLASS B SHARES


A signature guarantee is required under the following circumstances:


-        if a redemption is over $100,000,



-        if your account registration has changed within the last 30 days,



- if the redemption check is made payable to anyone other than the registered shareholder,



- if the proceeds are sent back to a bank account not previously designated or changed within the past 30 days, or


- if the proceeds are mailed to an address other than the address of record.





NAS reserves the right to require a signature guarantee in other circumstances, without notice.



CONTINGENT DEFERRED SALES CHARGE (CDSC) ON CLASS A AND CLASS B SHARES


You must pay a CDSC if you sell Class B shares within six years of purchase, unless you are entitled to waiver. The sales charge applies if your sale causes the value of shares of your account to fall below the total amount of all purchases you made during the preceding six years. The sales charge is applied to your original purchase price, or the current market value of the shares being sold, whichever is less. The amount of the sales charge will decrease as illustrated in the following chart:


Sale within    1 year     2 years    3 years    4 years    5 years    6 years   7 years or more
-----------------------------------------------------------------------------------------------
Sales charge     5%         4%          3%         3%         2%         1%            0%

All purchases during the month are grouped together and will be treated as if made on the last day during the preceding month.


We do not impose a CDSC on Class B shares purchased through reinvested dividends and distributions. If you sell your Class B shares and reinvest the proceeds in Class B shares within 30 days, NAS will deposit an amount equal to any CDSC you paid into your account. We will also waive the CDSC if you sell your shares following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or determination of disability and for mandatory withdrawals from IRA accounts after age 70 1/2 years. For more information, see the Statement of Additional Information.


Under certain circumstances, employer-sponsored retirement plans investing without a sales charge (other than those investing in the Fund through variable insurance products) may be charged a CDSC if shares are redeemed within three years after purchase. The CDSC will be 1% for the first year, 0.50% for the second year and 0.25% for the third year.

HOW TO PLACE YOUR SALE ORDER


YOU CAN REQUEST THE SALE OF YOUR SHARES IN ANY OF THE WAYS DESCRIBED BELOW. A SIGNATURE GUARANTEE MAY BE REQUIRED UNDER CERTAIN CIRCUMSTANCES. PLEASE REFER BACK TO "SIGNATURE GUARANTEE" ABOVE ____., ELIGIBLE ENTITIES WISHING TO SELL INSTITUTIONAL CLASS SHARES SHOULD CONTACT NATIONWIDE ADVISORY SERVICES, INC. AT 1-800-848-0920 FOR INFORMATION REGARDING SUCH PURCHASES.


BY TELEPHONE (NAS NOW) - Calling 1-800-637-0012 connects you to our automated voice-response system, available 24 hours a day, seven days a weeks, for easy access to mutual fund information. You can sell shares and have the check mailed to your address of record, unless you declined this option on your application. Only the following types of accounts can use NAS NOW to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minor accounts. You can call 1-800-637-0012 after 7 p.m. Eastern Standard Time to learn the day's closing share price.

CAPITAL GAINS TAXES
If you sell Fund shares for more than you paid for them, you may have capital gains, which are subject to federal (and in some cases, state) income tax. For more information, see "Distributions and Taxes - Selling Fund Shares."


CUSTOMER SERVICE LINE - Unless you declined the telephone redemption privilege on your application, you can call and request a check payable to the shareholder of record be mailed to the address of record. NAS can wire the funds directly to your account at a commercial bank (a voided check must be attached to your applications), unless you declined telephone privileges on your application.

(This authorization will remain in effect until you give NAS written notice of its termination.) You can sell shares of your IRA by telephone if we receive the proper forms. The distribution from an IRA will be subject to a mandatory 10% federal withholding tax, unless you inform us in writing not to withhold taxes. For additional information or to request the forms, please call the customer service line at 1-800-848-0920. The Fund will use procedures to confirm that telephone instructions are genuine. If the Fund acts on instructions it reasonably believed were genuine, it will not be liable for any loss, injury, damage or expense that occurs as a result, and the Fund will be held harmless for any loss, claims, or liability arising from its compliance with the instructions. NAS may record telephone instructions to sell shares. The Fund reserves the right to revoke this privilege at any time, without notice to shareholders, and to request the sale in writing, signed by all shareholders on the account.


BANK BY WIRE - Your funds will be wired to your bank on the next business day after your order to sell shares has been processed. We will deduct a $20 fee from the proceeds of your sale for this service. Your financial institution may also charge you a fee for receiving the wire. Funds sent outside the U.S. may be subject to a higher fee.

BY AUTOMATED CLEARING HOUSE ("ACH") - Your funds can be sent to your bank via ACH on the second business day after your order to sell has been reviewed by NAS. Funds sent through ACH should reach your bank in two business days. There is no fee for this service. (This authorization will remain in effect until you give NAS written notice of its termination.)


BY MAIL OR FAX (No minimum) - Write a letter to Nationwide Advisory Services, Inc., Three Nationwide Plaza, P.O. Box 1492, Columbus, Ohio 43216-1492 or fax it to 614-249-8705. Please be sure your letter is signed by all account owners. Be sure to include your account number and the Fund from which you wish to make a redemption. For a distribution from an IRA, you must include your date of birth and indicate whether or not you want NAS to withhold federal income tax from your proceeds. Your sale of shares will be processed on the date NAS receives your signed letter or fax. If your fax is received after 4:00 p.m. Eastern Standard Time, it will be processed the next business day. NAS reserves the right to require the original document if you fax your letter



THROUGH AN AUTHORIZED BROKER - NAS has relationships with certain brokers who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Fund. If you have an account with such a broker, your redemption order will be priced at the NAV next determined after your order has been accepted by your broker or its designated intermediary. Your broker or financial intermediary may charge a fee for this service.



BY ON-LINE ACCESS - Log on to our website http://www.nationwidefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can choose to receive information on all of our funds as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Fund may terminate the ability to sell Fund shares on its website at any time, in which case you may continue to sell shares by mail or wire pursuant to the Prospectus.

ACCOUNTS WITH LOW BALANCES - CLASS A AND CLASS B SHARES


We may sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $250. Before the account is closed, we will give you notice and allow you 90 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts. This does not apply to Automatic Asset Accumulation accounts.

For additional information concerning your ability to sell your shares, call our customer service line at 1-800-848-0920 or see your Nationwide representative.

DISTRIBUTION PLAN

In addition to the sales charges which you may pay for Class A and Class B shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Fund to compensate NAS - as distributor - for expenses associated with distributing its shares and providing shareholder services.

DISTRIBUTION AND SERVICE FEES


Under the Distribution Plan, Class A and Class B shares of the Fund pays NAS compensation accrued daily and paid monthly. The Fund shall pay amounts not exceeding an annual amount of:



Class                      As a % of daily net assets
---------------------------------------------------------
Class A shares             0.25% (distribution or
                                 service fee)
---------------------------------------------------------
Class B shares             1.00% (0.25% service fee)


Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


EXCHANGING SHARES



You can exchange the shares you own for shares of another fund within Nationwide Mutual Funds (except the Morley Capital Accumulation Fund) as long as they are the same class of shares, both accounts have the same owner, and your first purchase in the new fund meets the fund's minimum investment requirement. For example, you cannot exchange Class A shares for Class B shares.


CAPITAL GAINS TAXES

Exchanging shares is considered a sale and purchase of shares for federal and state income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have to pay federal and/or state income taxes. For more information, see "Distribution and Taxes - Exchanging Fund
Shares - Class A and Class B Shares."


There is no sales charge for exchanges of Class B shares or Institutional Class shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies.


HOW TO PLACE YOUR EXCHANGE ORDER


You can request an exchange of shares in writing, by fax by phone or by on-line access (see "Buying Shares - How to place your purchase order" or the back cover for contact information). If you make your request in writing, please be sure all account owners' sign the letter. Your exchange will be processed on the date NAS receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Standard Time, it will be processed the next day. If you fax your request, we reserve the right to ask for the original. You can automatically request an exchange 24 hours a day, seven days a week, by calling NAS NOW, our automated voice-response system or on our website. You will have automatic exchange privileges unless you request not to on your application. The Trust reserves the right to amend or discontinue these exchange privileges upon 60 days' written notice to shareholders.


EXCESSIVE TRADING


The Trust reserves the right to reject any exchange request it believes will increase transaction costs, or otherwise adversely affect other shareholders. Specifically, exchange activity may be limited to _____ exchanges within a one year period. The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund.



YEAR 2000 [TO BE DELETED AFTER 1/1/00]


VMF, VSA and NAS have developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999. VMF, VSA and NAS have completed an inventory and assessment of all computer systems and have implemented a plan to renovate or replace all applications that were identified as not Year 2000 compliant. VMF, VSA and NAS have also tested each application for their Year 2000 compliance.

Systems supporting the Fund's infrastructure, such as telecommunications, voice and networks, have also been tested, renovated or replaced, and are compliant. VMF, VSA and NAS' assessment of Year 2000 issues has included non-information technology systems with embedded computer chips. VMF, VSA and NAS' building systems such as fire, security, elevators and escalators supporting facilities in Columbus, Ohio, have been tested and are Year 2000 compliant.


In addition to resolving internal Year 2000 readiness issues, VMF, VSA and NAS are surveying significant external organizations (business partners) to assess if they will be Year 2000 compliant. VMF, VSA and NAS continue their efforts to identify external risk factors and have developed contingency plans as part of their ongoing risk-management strategy.

DISTRIBUTIONS AND TAXES


The following information is provided to help you understand the income and capital gains you can earn from owning Fund shares, as well as the federal taxes you may have to pay on this income. For tax advice regarding your personal tax situation, please speak with your tax adviser.


DISTRIBUTIONS OF INCOME DIVIDENDS


Every quarter, the Fund distributes any available income dividends to shareholders. Income dividends are taxable to you as ordinary income for federal income tax purposes, unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax, or are otherwise not subject to federal income tax. The amount of income dividends distributed to you will be reported in a Form 1099, which we will send to you during the tax season each year (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). For corporate shareholders, a portion of each year's distributions may be eligible for the corporate dividend-received deduction.


DISTRIBUTIONS OF CAPITAL GAINS


If the Fund has net realized capital gains at the end of the calendar year (meaning the gains from sale of securities exceed any losses from sales), it will distribute this capital gain to shareholders annually. You must pay federal income taxes on any capital gains distributed to you, unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax. On Form 1099, we will report the amount of net short-term capital gains and net long-term capital gains distributed to you during the year. Currently, for individuals, long-term capital gains are taxed at a maximum rate of 20%; short-term capital gains are taxed as ordinary income, such as interest or dividends. For the current capital gains tax rates, speak with your tax adviser.


REINVESTING DISTRIBUTIONS


All income and capital gains distributions will be reinvested in shares of the Fund. You may request a payment in cash if distributions are in excess of $5. You are subject to tax on reinvested distributions. If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. checks that remain uncashed for six months will be canceled and the money reinvested in the Fund as of the cancellation date. No interest is paid during the time the check is outstanding.


You may be subject to federal backup withholding at a rate of 31% of each distribution unless you certify that the taxpayer identification number you gave us is correct, and that you are not subject to withholding. (We will, however, withhold taxes if the Internal Revenue Service notifies us that such certifications are not accurate, or as may otherwise be required under the Internal Revenue Code.

CHANGING YOUR DISTRIBUTION OPTION


If you want to change your option, you must notify us by the record date for a dividend or distribution in order for it to be effective for that dividend or distribution.


STATE AND LOCAL TAXES

Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser.

SELLING FUND SHARES


Selling Fund shares for more than you paid for them gives you a capital gain, which is subject to federal income tax. The amount of the tax depends on how long you held your shares. For individuals, long-term capital gains are currently taxed as ordinary income, such as interest or dividends. Capital gains from your sale of Fund shares is not reported on Form 1099; you or your tax adviser should keep track of your purchases, sales, and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset any capital gains you have.



EXCHANGING FUND SHARES



Exchanging your shares of the Fund is considered a sale for income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you have capital gains, which are subject to the federal income taxes described above. If you exchange Fund shares for a loss, you may be able to use this capital loss to offset any capital gains you have.

INFORMATION FROM NATIONWIDE

Please read this Prospectus before you invest, and keep it with your records. The following documents contain additional information about the Fund. To obtain a document free of charge, contact us at the address or number listed below.



- Statement of Additional Information (SAI) (incorporated by reference in this Prospectus)

- Annual Report (which contains a discussion of the market conditions and investment strategies that significantly affect the Funds performance) (as available)

-        Semi-Annual Report (as available)



FOR ADDITIONAL INFORMATION CONTACT:

Nationwide Advisory Services, Inc.
P.O. Box 1492
Three Nationwide Plaza
Columbus, Ohio 43216-1492
(614) 249-8705 (fax)

FOR INFORMATION, ASSISTANCE AND WIRE ORDERS:

1-800-848-0920 (toll free, 8 a.m. - 5 p.m. Eastern Standard Time)

FOR 24-HOUR ACCOUNT ACCESS:

1-800-637-0012 (toll free)
Also, visit the Nationwide Funds Web Site at www.nationwidefunds.com.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION


You can obtain copies of the Fund's documents from the SEC as follows:


IN PERSON:


Public Reference Room in Washington, D.C. (for their hours of operation, call 1-202-942-8090)


BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-6009
(The SEC charges a fee to copy any documents.)


ON THE EDGAR DATABASE VIA THE INTERNET:



http://www.sec.gov
By electronic request:  publicinfo@sec.gov
Investment Company Act File No. 811-08495

NATIONWIDE(R) MUTUAL FUNDS                                     December 29, 1999



NATIONWIDE HIGH YIELD BOND FUND




As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this fund's shares as an investment or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

TABLE OF CONTENTS

FUND SUMMARY ....................................................
Objectives and Principal Strategies
Principal Risks
Performance
Fees and Expenses

MORE ABOUT THE FUND .............................................
Principal Risks
Principal Techniques

MANAGEMENT ......................................................
Investment Manager
Portfolio Manager
Historical Performance of the Portfolio Manager

BUYING, SELLING AND EXCHANGING FUND SHARES ......................
Choosing a Share Class
Buying Shares
Selling Shares
Distribution Plan
Exchanging Shares
Year 2000

DISTRIBUTIONS AND TAXES .........................................
Distributions of Income Dividends
Distributions of Capital Gains
Reinvesting Distributions
State and Local Taxes
Selling Fund Shares
Exchanging Fund Shares

ADDITIONAL INFORMATION ..........................................    BACK COVER

FUND SUMMARY


This prospectus provides information about the Nationwide High Yield Bond Fund (the "Fund"), a series of the Nationwide(R) Mutual Funds. "You" and "your" refers to potential investors and current shareholders of the Fund.


A QUICK NOTE ABOUT SHARE CLASSES

The Fund has three different share classes--Class A, Class B and Institutional Class shares. The fees, sales charges and expenses for each share class are different, but each share class of the Fund represents an investment in the same assets of the Fund. Having different share classes simply lets you choose the cost structure that's right for you.


The fees and expenses for the Fund are set forth below. For more information about which share class is right for you, see "Buying, Selling and Exchanging Fund Shares - Choosing a Share Class."

FUND SUMMARY


This section summarizes key information about the Fund. Use the summary to compare the Fund with other mutual funds. More detailed information about the risks and investment techniques of the Fund can be found in "More About the Fund."

OBJECTIVES AND PRINCIPAL STRATEGIES

The Fund seeks high current income with capital appreciation as a secondary objective. The Fund's investment objectives can be changed without shareholder approval.


To achieve its objective, the Fund invests primarily in U.S. dollar-denominated high yield bonds of domestic and foreign issuers ("junk bonds"). Under normal market conditions, the Fund will invest at least 65% of its total assets in U.S. dollar-denominated domestic and foreign bonds that are below investment grade. Such bonds are commonly known as junk bonds. These bonds may be of any credit quality and may include securities which currently are not paying interest, pay-in-kind securities, zero coupon bonds and securities that are in default.


In order to maintain liquidity, or in the event that the portfolio manager determines there are no securities currently available in the market that meet the Fund's investment objectives, the Fund may invest up to 35% of its total assets in cash or money market instruments.


The Fund's portfolio manager generally uses a "top-down" and "bottom up" approach when selecting securities. The "top-down" approach focuses on neutral yield curve distribution, careful cash flow and total return analysis, and broad diversification among countries, sectors, industries and, with respect to the "bottom up" approach ,individual issuers, in an effort to provide higher income and manage risk. The portfolio manager uses an active process that emphasizes relative value in a global environment, managing on a total return basis, and using intensive research to identify stable to improving credit situations that may provide yield compensation for the risk of investing in junk bonds.


"TOP-DOWN" AND "BOTTOM UP" APPROACH


      -     "TOP-DOWN"

- ECONOMIC ANALYSIS. The portfolio manager analyzes economic conditions for improving or undervalued sectors and industries.


      -     BOTTOM UP"

- CREDIT RESEARCH. The Fund uses independent credit research and on-site management visits to evaluate debt service, growth rate, and both downside and upgrade potential for each individual issue.

- STRONG LONG-TERM FUNDAMENTALS. The Fund seeks issues within attractive industry sectors and with strong long-term fundamentals and improving credits.
      ------------------------------------------------------------------
      The Fund assesses new issues versus secondary market opportunities through a "top-down and bottom up approach". The Fund intends to maintain a dollar weighted effective average portfolio maturity of five to ten years.

The Fund's average portfolio maturity may be shortened by Fund securities that have floating or variable interest rates or that include put features which provide the Fund with the right to sell the security at face value prior to maturity.

PRINCIPAL RISKS

Because the value of an investment will fluctuate, there is the risk that a shareholder will lose money. A shareholder's investment will decline in value if the value of the Fund's investments decreases. The value of shares will also be impacted in part by the adviser's ability to assess economic conditions and investment opportunities.

Interest rate risk. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes.

Credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the Fund. These risks are particularly strong for junk bonds and other lower-rated securities.

Maturity Risk. The price of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Lower-rated securities risk. Investment in junk bonds and other lower-rated or high yield securities involves substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons an investment in the Fund is subject to the following specific risks:

- Increased price sensitivity to changing interest rates and to adverse economic and business developments

-     Greater risk of loss due to default or declining credit quality

- Greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due

- Negative market sentiments toward high yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security in the Fund.

Foreign Risk. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. In addition, the "Euro" began serving as a new common currency for participating European nations on January 1, 1999. It is unclear whether the newly created accounting, clearing, settlement and payment systems for the new currency will be adequate.

For more detailed information about the Fund's investments and risks, see "More About the Funds."


PERFORMANCE


No performance information is provided because the Fund will not begin operations until on or about December 29, 1999. For the performance of a comparable mutual fund for which the Fund's portfolio manager previously acted as portfolio manager, please refer to "Management" on page ___.


FEES AND EXPENSES

This table describes fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees(1)                       Class A       Class B    Institutional
(paid directly from your investment)       shares       shares      Class shares
-------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on    4.50%(2)      None           None
purchases (as a percentage of offering
price)
-------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)      None(3)       5.00%(4)       None
imposed on redemptions (as a
percentage of original purchase price
or sale proceeds, as applicable)

Annual Fund Operating Expenses            Class A      Class B     Institutional
(deducted from Fund assets)                shares      shares       Class shares
-------------------------------------------------------------------------------
Management Fees                           0.55%         0.55%          0.55%
-------------------------------------------------------------------------------
Distribution and/or Service (12b-1)       0.25%         1.00%          None
Fees
-------------------------------------------------------------------------------
Other Expenses                            0.90%         0.75%          0.82%
-------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(5)   1.70%         2.30%          1.37%


--------

(1) If you buy and sell shares through a broker or agent, they may also charge you a transaction fee.

(2) As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares - Buying Shares - Class A sales charges."

(3) A contingent deferred sales charge (CDSC) of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge.


(4) A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares - Selling Shares - Contingent deferred sales charge (CDSC) on Class A and Class B shares."



(5) Because the Fund will be established on December 29, 1999 and had no operating history, the management fee is the fee to which the adviser is entitled under its contract with the Fund, and any applicable distribution and service fees are the maximum rates that can be charged under the Distribution and Service Plan. "Other Expenses" are estimates of the other operating expenses (without taking into account any expense limitation arrangement between the adviser and the Fund) based on estimates for the Fund's first fiscal year ending October 31, 2000. At least through October 31, 2000, the adviser has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 0.95% for Class A, 1.70% for Class B and 0.70% for Institutional Class shares. This waiver of management fees or reimbursement of other expenses is subject to a possible reimbursement by the Fund within five years of the Fund's commencement of operations if the reimbursement by the Fund can be implemented within the annual expense limitations described above.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                               1 year     3 years
-----------------------------------------------------
Class A shares                  $615       $ 962
-----------------------------------------------------
Class B shares                  $733       $1018
-----------------------------------------------------
Institutional Class shares      $139       $ 434


You would pay the following expenses on the same investment if you did not sell your shares:


                    1 year      3 years
------------------------------------------
Class B shares      $ 233       $  718
------------------------------------------

MORE ABOUT THE FUND


PRINCIPAL RISKS AND TECHNIQUES

The Fund may use the principal investment techniques to increase returns, protect assets or diversify investments. These techniques are subject to certain risks. For additional information about the Fund's investment strategies and techniques, see the Statement of Additional Information.

PRINCIPAL RISKS

FOREIGN RISK

- COUNTRY. General securities market movements in any country in which the Fund has investments are likely to affect the value of the Fund's securities that trade in that country. These movements will affect the Fund's share price and the Fund's performance. The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

- COMPANY. Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Foreign stock exchanges, trading systems, brokers and companies generally have less government supervision and regulation than in the U.S. A Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Generally, the Fund can decrease in value when the individual stocks and other assets it owns decrease in value. A company's stock can lose value for various reasons, including poor profits, weakened finances, changes in management, a downturn in the economy, or any other reason that leads investors to lose faith in that stock.

- CURRENCY. Some of the Fund's investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund's share price. Generally, when the U.S. rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency.


DERIVATIVES RISK. An investment in derivative contracts can have an impact on market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. Counterparties to the over-the-counter derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses and relative to the amount of its investments in derivative contracts. Lastly, changes in the value of derivative contracts or other hedging instruments may not match or fully offset changes in the value of the hedged portfolio securities.


PREPAYMENT RISK AND EXTENSION RISK. Prepayments of principal on mortgage- and asset-backed securities affect the average life of a pool of such securities. Prepayments are affected by the level of interest rates and other factors. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage- and asset-backed securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool of mortgage- and asset-backed securities. Prepayment risk is the risk that, because prepayments generally occur when interest rates are falling, a Fund may have to reinvest the proceeds from prepayments at lower rates. Extension risk is the risk that anticipated payments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the portfolio manager anticipated, affecting the maturity and volatility of a Fund.

CALL RISK. Call risk is the possibility that an issuer may redeem a debt security before maturity ("call"). An increase in the likelihood of a call may reduce the security's price. If a debt security is called, the Fund may have to reinvest the proceeds in other debt securities with lower interest rates, higher credit risks, or other less favorable characteristics.

LIQUIDITY RISK. Liquidity risk is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock market goes down. Individual stocks and the overall stock market may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. The stock market is affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

PRINCIPAL TECHNIQUES

The Fund may use the following investment techniques to increase its returns, protect its assets or diversify its investments.

CONVERTIBLE SECURITIES. In addition to investing in bonds, the Fund may invest in convertible securities -- also known as convertibles -- include bonds, debentures, notes, preferred stocks, and other securities. Convertibles are hybrid securities that have characteristics of both bonds and stocks. Like bonds, they pay interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stocks.

Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible's market value. For example, as an underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than the common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with bonds as a good source of dependable income. Therefore, if interest rates increase and "newer," better-paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies must generally pay holders of convertibles before they pay holders of common stock), but they are typically less secure than similar non-convertible securities such as bonds (bondholders must generally be paid before holders of convertibles and common stock). Because convertibles are usually subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a nationally recognized rating agency, or they are not rated at all.

WHEN-ISSUED SECURITIES. When the Fund purchases securities on a "when-issued" basis, it enters into a commitment to buy the security before the security has been issued. The Fund's payment obligation and the interest rate on the security are determined when the Fund enters into the commitment. The security is typically delivered to the Fund 15 to 120 days later. No interest accrues on the security between the time the Fund enters into the commitment and the time the security is delivered. If the value of the security being purchased falls between the time a Fund commits to buy it and the payment date, the Fund may sustain a loss. In addition, when the Fund buts a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to the Fund may be lower than the yield available on other, comparable securities at the time of delivery.

ZERO COUPON SECURITIES. Zero coupon securities pay no interest during the life of the security, and are issued by a wide variety of corporate and governmental issuers. Certain zero coupon securities are sold at a deep discount.

Zero coupon securities may be subject to greater price changes as a result of changing interests than bonds that make regular interest payments. Their value tends to grow during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates than bonds that make regular interest payments. Although they are not traded on a national securities exchange, they are widely traded by brokers and dealers, and are considered liquid. Investors in zero coupon securities are required by federal income tax laws to pay interest on the payments they would have received had a payment been made. So, to avoid federal income tax liability, the Fund may be required to make distributions to shareholders and may have to sell some of its assets at inappropriate times in order to generate cash to make distributions.

FLOATING AND VARIABLE RATE SECURITIES. Floating- and variable-rate securities are securities that do not have fixed interest rates; the rates change periodically. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable-rate securities change at preset times based upon an underlying index. Some of the floating- or variable- rate securities will be callable by the issuer, which means they can be paid off before their maturity date.

These securities are subject to interest rate risk like other securities. In addition, because they may be callable, these securities are also subject to the risk that they will be repaid prior to their stated maturity and that the repaid principal will be reinvested in a lower interest rate market, reducing the Fund's income. The Fund will only purchase floating- and variable-rate securities of the same quality as the securities it would otherwise purchase.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. U.S. Government mortgage-backed securities are securities that are secured by and paid from a pool of mortgage loans on real property and issued or guaranteed by the U.S. Government or one of its agencies. Mortgage-backed securities may also be issued by private issuers. Collateralized mortgage obligations (CMOs) are securities that have mortgage loans or mortgage pass-through securities, such as GNMA, FNMA or FHLMC certificates, as their collateral. CMOs can be issued by the U.S. Government or its agencies or by private lenders.

These securities are subject to interest rate risk and credit risk if they are issued by private issuers. CMOs and other mortgage-backed securities are also subject to prepayment risk. With respect to prepayment risk, when interest rates fall, homeowners may refinance their loans and the mortgage-backed security will be paid off sooner than the portfolio manager anticipated. Reinvesting the returned principal in a lower interest rate market reduces the Fund's income. Mortgage-backed securities are also subject to extension risk and the possibility of losing principal as a result of prepayments.

Asset-backed securities are securities that are secured by and paid from a pool of underlying assets, such as automobile installment sales contracts, home equity loans, property leases and credit card receivables. Asset-backed securities are generally issued by private issuers.

DERIVATIVES. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives are available based on the performance of assets, interest rates, currency exchange rates, and various domestic foreign indexes.

The Fund may use derivatives for any of the following purposes:

- To hedge against adverse changes in the market value of securities held by or to be bought for the Fund. These changes may be caused by changing interest rates, stock market prices or currency exchange rates.

- As a substitute for purchasing or selling securities or foreign currencies.

- To shorten or lengthen the effective maturity or duration of the Fund's fixed income portfolio.

- In non-hedging situations, to attempt to profit from anticipated market developments.


SHORT SALES. The Fund may borrow the security sold short to make delivery to the buyer. The Fund must then replace the security it has borrowed. If the price of a security sold short goes up between the time of the short sale and the time the Fund must deliver the security to the lender, the Fund will incur a loss. The Fund must also pay the lender any interest accrued during the period of the loan.



TEMPORARY DEFENSIVE POSITIONS. In response to economic, political or unusual market conditions, the Fund may invest up to 100% of its assets in cash or money market obligations. Should this occur, the Fund will not meet its investment objectives, and may miss potential market upswings.

MANAGEMENT


INVESTMENT MANAGER


Villanova Mutual Fund Capital Trust ("VMF"), Three Nationwide Plaza, Columbus, Ohio 43215, manages the investment of the Fund's assets and supervises the daily business affairs of the Fund. VMF was organized in 1999. As of September 30, 1999, it had approximately $12.65 billion in assets under management for the mutual funds it advises.


The Fund pays VMF a management fee as set forth below. The management fee is based on the Fund's average daily net assets and includes breakpoints so fees decrease as assets increase:

             Assets                             Fee
---------------------------------------------------------
       up to $250 million                     0.55%
    $250 million - $1 billion                 0.525%
     $1 billion - $2 billion                  0.50%
     $2 billion - $5 billion                  0.475%
          $5 billion +                        0.45%

PORTFOLIO MANAGER

__________________ manages the Fund. _____________ managed the _______________
Fund (the "Prior Fund"), an investment portfolio offered by ______________ from __________ to ____________. Average annual returns for the entire period during which he managed the Prior Fund compared with the performance of the ______________ Index for the same periods were as follows.

                           INSERT PERFORMANCE FIGURES

HISTORICAL PERFORMANCE OF THE PORTFOLIO MANAGER

Although the Fund has been operating for only a limited time, the portfolio manager managed [a] similar mutual fund[s] previously. [These/This] other mutual fund[s] [have/had] investment objectives and strategies that are substantially similar, but not necessarily identical, to those of the Fund. We have included performance information about [these/this] other mutual fund[s] for comparison purposes, BUT THESE OTHER MUTUAL FUNDS AND INSTITUTIONAL ACCOUNTS ARE SEPARATE AND DISTINCT FROM THE FUND. [THEIR/ITS] PERFORMANCE DOES NOT GUARANTEE SIMILAR RESULTS FOR THE FUND AND SHOULD NOT BE VIEWED AS A SUBSTITUTE FOR THE FUND'S OWN PERFORMANCE.

The performance of [the] similar mutual fund[s] previously managed by the portfolio manager may not be comparable to the performance of the Fund because of the following differences:

      -     brokerage commissions and dealer spreads

      -     expenses (including management fees)

      - the size of the investment in a particular security in relation to the portfolio size

      - the timing of purchases and sales (including the affect of market conditions at that time)

      -     the timing of cash flows into the portfolio

      -     the availability of cash for new investments.


[If the historical performance relates only to institutional accounts (including institutional accounts that are included in composite performance), the performance may not be comparable to the performance of the Fund because, unlike the Fund, the institutional accounts may not be required to do the following:


      -     redeem shares upon request

      -     meet the same diversification requirements as mutual funds

      - follow the same tax restrictions and investment limitations as mutual funds.

In some instances the performance of the institutional accounts is calculated by combining the performance of all similarly managed accounts into a composite. Depending on the subadviser, the composite may or may not also contain registered mutual funds. If the accounts within each composite had been subject to all Fund expenses, their performance may have been lower. As indicated below, the composite performance may be prepared in compliance with the Performance Presentation Standards of the Association for Investment Management and Research ("AIMR Standards"), which are different from the performance methodology used by registered investment companies like the Fund. AIMR has not been involved with the preparation or review of this information.]

Average annual total return represents the average change over a specified period of time in the value of an investment after reinvesting all income and capital gains distributions.

The historical performance information has been provided by _________. The Fund believes that it is reliable, but the Fund has not independently verified it.

The historical investment performance of the _________ reflects the deduction of total annual operating expenses of ____% as of December __, 1999, which are [lower\higher] than the total operating expenses of the ______ before fee waivers.

BUYING, SELLING AND EXCHANGING FUND SHARES


CHOOSING A SHARE CLASS

As noted in the Fund Summary, the Fund offers different share classes to give investors different price and cost options. Class A and Class B shares are available to all investors; Institutional Class shares are available to a limited group of investors.

With Class A shares, you pay a sales charge (known as a front-end sales charge) when you purchase the shares; and with Class B shares you pay a sales charge (known as a contingent deferred sales charge, or CDSC) if you sell your shares within six years after purchase.

Class A and Class B shares both pay distribution and/or service fees under a Distribution Plan. These fees are either retained by NAS or paid by NAS to brokers for distribution and shareholder services. Class A shares may pay administrative service fees. These fees are paid to brokers and other entities who provide administrative support services to the beneficial owners of the shares.

If you want to lower annual fund expenses, Class A shares may be right for you, particularly if you qualify for a reduction or waiver of sales charges. If you do not want to pay an up-front sales charge, and you anticipate holding your shares for the long term, Class B shares may be more appropriate. As the Fund's principal distributor, Nationwide Advisory Services, Inc. ("NAS") reserves the right to reject an order in excess of $100,000 for Class B shares and an order for Class B shares for Individual Retirement Accounts ("IRA accounts") for shareholders 70 1/2 years and older. When choosing a share class, consider the following:


Class A shares                 Class B shares
------------------------------ -----------------------------------
Front-end sales charge means   No front-end sales charge, so
that a portion of your         your full investment immediately
initial investment goes        goes toward buying shares
toward the sales charge, and
is not invested
------------------------------ -----------------------------------
Reductions and waivers of      No reductions of the contingent
the sales charge available     deferred sales charge available,
                               but waivers available
------------------------------ -----------------------------------
Lower expenses than Class B    Higher distribution and service
shares mean higher dividends   fees than Class A shares mean
per share                      lower dividends per share
------------------------------ -----------------------------------
Conversion features are not    After seven years, Class B shares
applicable                     convert into Class A shares,
                               which reduces your future Fund
                               expenses
------------------------------ -----------------------------------
No sales charge when shares    Contingent deferred sales charge
are sold back to the Fund      (CDSC) if shares sold within six
For investors who are          years:  5% in the first year, 4%
eligible to purchase           in the second, 3% in the third
Institutional Class            and fourth years, 2% in the
Shares, the purchase of        fifth, and 1% in the sixth year
Institutional Class
Shares will be
preferable to purchasing
Class A or Class B
shares.



The Institutional Class shares are available for purchase only by the following:

- retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans

- tax-exempt employee benefit plans of VMF, the Fund's investment manager, or its affiliates and securities dealer firms with selling agreements with NAS

- institutional advisory accounts of VMF, or its affiliates and those having client relationships with an affiliate of VMF, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts

- a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Institutional Class shares, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan or Administrative Service fee

- registered investment advisers investing on behalf of institutions and high net-worth individuals entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services


-     investments of at least $50,000


BUYING SHARES

PURCHASE PRICE


The purchase or "offering" price of each share of the Fund is its "net asset value" or NAV next determined after the order is received, plus any applicable sales charge. A separate NAV is calculated for each class of the Fund. Generally, NAV is based on the market value of the securities owned by the Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities owned by the Fund less the liabilities, allocable to that class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Standard Time) on each day the Exchange is open for trading.


MINIMUM INVESTMENTS - CLASS A AND CLASS B SHARES
To open an account                                      $  1000
Through the Automatic Asset Accumulation plan
(per transaction)                                       $    25
Additional investments                                  $   100

MINIMUM INVESTMENTS - INSTITUTIONAL CLASS SHARES
To open an account                                      $50,000
Additional investments                                  $ 5,000


These minimum investment requirements do not apply to certain retirement plans. Call 1-800-848-0920 for more information. If you purchase shares through an account at a broker (other than NAS), different minimum account requirements may apply.

The Fund does not calculate NAV on the following days:

-     Christmas Day

-     New Year's Day

-     Martin Luther King, Jr. Day

-     Presidents' Day

-     Good Friday

-     Memorial Day

-     Independence Day

-     Labor Day

-     Thanksgiving Day

-     other days when the New York Stock Exchange is not open.

The Fund reserves the right not to determine an NAV for the Fund when:

-     It has not received any orders to purchase, sell or exchange shares

-     Changes in the value of the Fund's portfolio do not affect the NAV

If current prices are not available, or if Villanova SA Capital Trust ("VSA") as the Fund's administrator or its agent determines a price does not represent fair value, the Fund's investments may be valued at fair market value in accordance with procedures adopted by the Board of Trustees. To the extent that the Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.




CLASS A SALES CHARGES

The chart below shows the Class A sales charges, which decrease as the amount of your investment increases.

CLASS A SHARES

CLASS A SHARES
                                  Sales charge      Sales charge
                                  as % of           as % of amount
Amount of purchase                offering price    invested
------------------------------------------------------------------
less than $50,000                 4.50%             4.71%
------------------------------------------------------------------
$50,000 to $99,999                4.00              4.17
------------------------------------------------------------------
$100,000 to $249,999              3.00              3.09
------------------------------------------------------------------
$250,000 to $499,999              2.50              2.56
------------------------------------------------------------------
$500,000 to $999,999              2.00              2.04
------------------------------------------------------------------
$1 million to $24,999,999         0.50              0.50
------------------------------------------------------------------
$25 million or more               0.25              0.25

REDUCTION AND WAIVER OF CLASS A SALES CHARGES

Shareholders can reduce or eliminate the Class A initial sales charge through one or more of the discounts described below:

- Increase the amount of your investment. The preceding table shows how the sales charge decreases as the amount of your investment increases.

- Family Member Discount. Members of your family who live at the same address can combine investments, possibly reducing the sales charge.

- Lifetime Additional Discount. You can add the value of any of the Nationwide Mutual Funds Class A shares you already own with the value of the shares you are purchasing, which may reduce the applicable sales charge.

- Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any member of the Nationwide Insurance Enterprise to purchase Class A shares, you will pay one-half of the published sales charge if you make your investment 60 days after receiving the proceeds.

- No sales charge on a repurchase. If you sell shares from your Nationwide account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A shares that you buy within 30 days of selling Class A shares of an equal or lesser amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.

- Letter of Intent Discount. State in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $50,000 in Class A shares and your sales charge will be based on the total amount you intend to invest. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of the Fund; it is merely a statement of intent. Call 1-800-848-0920 for more information.

WAIVER OF CLASS A SALES CHARGES

The Class A sales charges will be waived for the following purchases:

Class A shares sold to:

- Any person purchasing through an account with a unaffiliated brokerage firm that has an agreement with NAS to waive sales charges for those persons;

- Directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with NAS;

- Any person who pays for the share with proceeds of mutual fund shares sold from an NAS brokerage account. To qualify, you must have paid an initial sales charge or CDSC on the shares sold. You must purchase the Class A shares within 60 days of the sale, and you must request the waiver when you purchase the Class A shares (NAS may require evidence that you qualify for this waiver);

- Employer-sponsored retirement plans, including pension, profit sharing or deferred compensation plans which are qualified under sections 401(a), 403(b) or 457 of the Internal Revenue Code.

- Trustees and retired Trustees of Nationwide Mutual Funds (including its predecessor Trusts);

- Directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives (including mother, father, brothers, sisters, grandparents and grandchildren) and immediate relatives of deceased employees of any member of Nationwide Insurance and Nationwide Financial companies, or any investment advisory clients of VMF, VSA, NAS and their affiliates;

- Directors, officers, full-time employees, their spouses, children or immediate relatives and immediate relatives of deceased employees of any sponsor group which may be affiliated with Nationwide Insurance and Nationwide Financial companies from time to time, (including but not limited to, Farmland Insurance Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farmers' Association, Ruralite Services, Inc., and Southern States Cooperative).

Additional investors eligible for sales charge waivers may be found in the Statement of Additional Information.

CONVERSION OF CLASS B SHARES

After you have held your Class B shares for seven years, we will automatically convert them into Class A shares (without charge), which carry the lower 12b-1 fee. We will also convert any Class B shares that you purchased with reinvested dividends and other distributions for those shares at that time. Remember, because the NAV of Class A shares is usually higher than the NAV of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted, but the total dollar value will be the same. We do the conversion on the first business day of the month following the seventh anniversary of the date of your purchase.

HOW TO PLACE YOUR PURCHASE ORDER


If you wish to purchase Class A or Class B shares, you may purchase the shares using one of the methods below. Eligible entities wishing to purchase Institutional Class shares should contact Nationwide Advisory Services, Inc. at 1-800-848-0920 for information regarding such purchases.


BY MAIL - Complete and mail the application with a check or money order made payable to: Nationwide Advisory Services, Inc., Three Nationwide Plaza, P.O. Box 1492, Columbus, Ohio 43216-1492. Payment must be made in

U.S. dollars only and drawn on a U.S. bank. NAS will not accept third-party checks.

BY WIRE - You can request that your bank transmits funds ("federal funds") by wire to the Fund's custodian bank. In order to use this method, you must call NAS by 4 p.m. Eastern Standard Time, and the wire must be received by the custodian bank by the close of business on the day you placed your order or your order will be cancelled. You may be liable for any loss to the Fund resulting from the cancellation. Your bank may charge a fee to wire the funds. If you choose this method to open your account, you must call our toll-free number before you wire your investment, and you must then complete and fax the application.

BY TELEPHONE (NAS NOW) - Call 1-800-637-0012, our automated voice-response system, 24 hours a day, seven days a week, for easy access to mutual fund information. You can choose from a menu of choices to conduct transactions and hear Fund price information, mailing and wiring instructions and other mutual fund information. You must complete the appropriate section of the application to use NAS NOW to make purchases.

THROUGH AN AUTHORIZED BROKER - NAS has relationships with certain brokers who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Fund. If you purchase through such a broker, your order will be priced at the NAV next determined after your broker or its designated intermediary accepts it. Contact your broker to determine whether it has an established relationship with NAS.


BY ON-LINE ACCESS - Log on to our website http://www.nationwidefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund
accounts.   Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can choose to receive information on all of our funds as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Fund may terminate the ability to buy Fund shares on its website at any time, in which case you may continue to buy shares by mail, wire or telephone pursuant to the Prospectus.



ADDITIONAL SHAREHOLDER SERVICES

Shareholders are entitled to a wide variety of services by contacting:

NAS NOW               1-800-637-0012

Our customized voice-response system, available 24 hours a day, seven days a week

CUSTOMER SERVICE      1-800-848-0920

Representatives are available to
answer questions between 8 a.m.
and 5 p.m. Eastern Standard Time

For additional information on buying shares and shareholder services, call the customer service number listed above or contact your Nationwide representative.

SELLING SHARES

You can sell - also known as redeeming - your shares of the Fund at any time, subject to certain restrictions. The price you will receive when you sell your shares will be the NAV (less any applicable sales charges) next determined after NAS receives your properly completed order to sell in its offices in Columbus, Ohio. Of course, the value of the shares you sold may be more or less than their original purchase price depending upon the market value of the Fund's investments at the time of sale.


Properly completed orders contain all necessary paperwork to authorize and complete the transaction. NAS may require all account holder signatures, updated account registration and bank account information and depending on circumstances, a signature guarantee.



Your order to sell shares can be made in writing or by telephone (if you authorized telephone transactions on your application). Generally, we will pay you for the shares that you sell within three days after receiving your order to sell. Payment for shares you recently purchased by check may be delayed until the check clears, which may take up to 12 calendar days from the date of your purchase.

RESTRICTIONS ON SALES

You may not be able to sell your shares of the Fund or the Fund may delay paying you the proceeds from a sale when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists.


SIGNATURE GUARANTEE  - CLASS A AND CLASS B SHARES


A signature guarantee is required under the following circumstances:

-     if a redemption is over $100,000,

-     if your account registration has changed within the last 30 days,

- if the redemption check is made payable to anyone other than the registered shareholder,

- if the proceeds are sent back to a bank account not previously designated or changed within the past 30 days, or

-     if the proceeds are mailed to an address other than the address of record.

NAS reserves the right to require a signature guarantee in other circumstances, without notice.

CONTINGENT DEFERRED SALES CHARGE (CDSC) ON CLASS A AND CLASS B SHARES


You must pay a CDSC if you sell Class B shares within six years of purchase, unless you are entitled to waiver. The sales charge applies if your sale causes value of your account to fall below the total amount of purchases you made during the preceding six years. The sales charge is applied to your original purchase price, or the current market value of the shares being sold, whichever is less. The amount of the sales charge will decrease as illustrated in the following chart:


Sale within   1 year   2 years   3 years   4 years   5 years   6 years   7 years or more
-----------   ------   -------   -------   -------   -------   -------   ---------------
Sales charge    5%       4%         3%        3%        2%        1%             0%

All purchases during the month are grouped together and will be treated as if made on the last day during the preceding month.


We do not impose a CDSC on Class B shares purchased through reinvested dividends and distributions. If you sell your Class B shares and reinvest the proceeds in Class B shares within 30 days, NAS will deposit an amount equal to any CDSC you paid into your account. We will also waive the CDSC if you sell your shares following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or determination of disability and for mandatory withdrawals from IRA accounts after age 70 1/2 years. For more information, see the Statement of Additional Information.


Under certain circumstances, employer-sponsored retirement plans investing without a sales charge (other than those investing in the Fund through variable insurance products) may be charged a CDSC if shares are redeemed within three years after purchase. The CDSC will be 1% for the first year, 0.50% for the second year and 0.25% for the third year.

HOW TO PLACE YOUR SALE ORDER


You can request the sale of your shares in any of the ways below.   A
signature guarantee may be required under certain circumstances. Please refer back to "Signature Guarantee" on page ___. Eligible entities wishing to sell Institutional Class shares should contact Nationwide Advisory Services, Inc. at 1-800-848-0920 for information regarding such purchases.


BY TELEPHONE (NAS NOW) - Calling 1-800-637-0012 connects you to our automated voice-response system, available 24 hours a day, seven days a weeks, for easy access to mutual fund information. You can sell shares and have the check mailed to your address of record, unless you declined this option on your application. Only the following types of accounts can use NAS NOW to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minor accounts. You can call 1-800-637-0012 after 7 p.m. Eastern Standard Time to learn the day's closing share price.

CAPITAL GAINS TAXES

If you sell Fund shares for more than you paid for them, you may have capital gains, which are subject to federal (and in some cases, state) income tax. For more information, see "Distributions and Taxes - Selling Fund Shares."


CUSTOMER SERVICE LINE - Unless you declined the telephone redemption privilege on your application, you can call and request a check payable to the shareholder of record be mailed to the address of record. NAS can wire the funds directly to your account at a commercial bank (a voided check must be attached to your applications), unless you declined telephone privileges on your application. (This authorization will remain in effect until you give NAS written notice of its termination.) You can sell shares of your IRA by telephone if we receive the proper forms. The distribution from an IRA will be subject to a mandatory 10% federal withholding tax, unless you inform us in writing not to withhold taxes. For additional information or to request the forms, please call the customer service line at 1-800-637-0012. The Fund will use procedures to confirm that telephone instructions are genuine. If the Fund acts on instructions it reasonably believed were genuine, it will not be liable for any loss, injury, damage or expense that occurs as a result, and the Fund will be held harmless for any loss, claims, or liability arising from its compliance with the instructions. NAS may record telephone instructions to sell shares. The Fund reserves the right to revoke this privilege at any time, without notice to shareholders, and to request the sale in writing, signed by all shareholders on the account.


BANK BY WIRE - Your funds will be wired to your bank on the next business day after your order to sell shares has been processed. We will deduct a $20 fee from the proceeds of your sale for this service. Your financial institution may also charge you a fee for receiving the wire. Funds sent outside the U.S. may be subject to a higher fee.

BY AUTOMATED CLEARING HOUSE ("ACH") - Your funds can be sent to your bank via ACH on the second business day after your order to sell has been reviewed by NAS. Funds sent through ACH should reach your bank in two business days. There is no fee for this service. (This authorization will remain in effect until you give NAS written notice of its termination.)

BY MAIL OR FAX (No minimum) - Write a letter to Nationwide Advisory Services, Inc., Three Nationwide Plaza, P.O. Box 1492, Columbus, Ohio 43216-1492 or fax it to 614-249-8705. Please be sure your letter is signed by all account owners. Be sure to include your account number and the Fund from which you wish to make a redemption. For a distribution from an IRA, you must include your date of birth and indicate whether or not you want NAS to withhold federal income tax from your proceeds. Your sale of shares will be processed on the date NAS receives your signed letter or fax. If your fax is received after 4:00 p.m. Eastern Standard Time, it will be processed the next business day. NAS reserves the right to require the original document if you fax your letter. A signature guarantee may be required under certain circumstances.



THROUGH AN AUTHORIZED BROKER - NAS has relationships with certain brokers who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Fund. If you have an account with such a broker, your redemption order will be priced at the NAV next determined after your order has been accepted by your broker or its designated intermediary. Your broker or financial intermediary may charge a fee for this service.



BY ON-LINE ACCESS - Log on to our website http://www.nationwidefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can choose to receive information on all of our funds as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to sell Fund shares on its website at any time, in which case you may continue to sell shares by mail or wire pursuant to the Prospectus.



ACCOUNTS WITH LOW BALANCES - CLASS A AND CLASS B SHARES


We may sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $250. Before the account is closed, we will give you notice and allow you 90 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts. This does not apply to Automatic Asset Accumulation accounts.

For additional information concerning your ability to sell your shares, call our customer service line at 1-800-848-0920 or see your Nationwide representative.

DISTRIBUTION PLAN


In addition to the sales charges which you may pay for Class A and Class B shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act , which permits the Fund to compensate NAS - as distributor - for expenses associated with distributing the Fund's shares and providing shareholder services.


DISTRIBUTION AND SERVICE FEES


Under the Distribution Plan Class A and Class B shares of the Fund pay NAS compensation accrued daily and paid monthly. The Fund shall pay amounts not exceeding an annual amount of:



Class                                 As a % of daily net assets
---------------------------------------------------------------------
Class A shares                     0.25% (distribution or service fee)
---------------------------------------------------------------------
Class B shares                     1.00% (.25% service fee)


Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


EXCHANGING SHARES


You can exchange the shares you own for shares of another fund within Nationwide Mutual Funds (except the Morley Capital Accumulation Fund) as long as they are the same class of shares, both accounts have the same owner, and your first purchase in the new fund meets the fund's minimum investment requirement. For example, you cannot exchange Class A shares for Class B shares.

CAPITAL GAINS TAXES

Exchanging shares is considered a sale and purchase of shares for federal and state income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have to pay federal and/or state income taxes. For more information, see ""Distribution and Taxes - Exchanging Fund Shares."


There is no sales charge for exchanges of Class B or Institutional Class shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies.


HOW TO PLACE YOUR EXCHANGE ORDER


You can request an exchange of shares in writing, by fax, by phone or by on-line access (see "Buying Shares - How to place your purchase order" or the back cover for contact information). If you make your request in writing, please be sure all account holders sign the letter. Your exchange will be processed on the date NAS receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Standard Time, it will be processed the next day. If you fax your request, we reserve the right to ask for the original. You can automatically request an exchange 24 hours a day, seven days a week, by calling NAS NOW, our automated voice-response system or on our website. You will have automatic exchange privileges unless you request not to on your application. The Trust reserves the right to amend or discontinue these exchange privileges upon 60 days written notice to shareholders.

EXCESSIVE TRADING


The Trust reserves the right to reject any exchange request it believes will increase transaction costs, or otherwise adversely affect other shareholders. Specifically, exchange activity may be limited to ____ exchanges within a one year period. The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund.




YEAR 2000 [TO BE DELETED AFTER 1/1/2000]


VMF, VSA and NAS have developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999. VMF, VSA and NAS have completed an inventory and assessment of all computer systems and have implemented a plan to renovate or replace all applications that were identified as not Year 2000 compliant. VMF, VSA and NAS have also tested each application for their Year 2000 compliance.

Systems supporting the Fund's infrastructure, such as telecommunications, voice and networks, have also been tested, renovated or replaced, and are compliant. VMF, VSA and NAS' assessment of Year 2000 issues has included non-information technology systems with embedded computer chips. VMF, VSA and NAS' building systems such as fire, security, elevators and escalators supporting facilities in Columbus, Ohio, have been tested and are Year 2000 compliant.

In addition to resolving internal Year 2000 readiness issues, VMF, VSA and NAS are surveying significant external organizations (business partners) to assess if they will be Year 2000 compliant. VMF, VSA and NAS continue their efforts to identify external risk factors and has developed contingency plans as part of its ongoing risk-management strategy.

DISTRIBUTIONS AND TAXES


The following information is provided to help you understand the income and capital gains you can earn from owning Fund shares, as well as the federal taxes you may have to pay on this income. For tax advice regarding your personal tax situation, please speak with your tax adviser.


DISTRIBUTIONS OF INCOME DIVIDENDS


Every quarter, the Fund distributes any available income dividends to shareholders. Income dividends are taxable to you as ordinary income for federal income tax purposes, unless you hold your shares in a qualified tax-deferred plan or account, or are otherwise not subject to federal income tax. The amount of income dividends distributed to you will be reported in a Form 1099, which we will send to you during the tax season each year (unless you hold your shares in a qualified tax-deferred plan or account).


DISTRIBUTIONS OF CAPITAL GAINS


If the Fund has net realized capital gains at the end of the calendar year (meaning the gains from sale of securities exceed any losses from sales), it will distribute this capital gain to shareholders annually. You must pay federal income taxes on any capital gains distributed to you, unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax. On Form 1099, we will report the amount of net short-term capital gains and net long-term capital gains distributed to you during the year. Currently, for individuals, long-term capital gains are taxed at a maximum rate of 20%; short-term capital gains are taxed as ordinary income, such as interest or dividends. For the current capital gains tax rates, speak with your tax adviser.


REINVESTING DISTRIBUTIONS


All income and capital gains distributions will be reinvested in shares of the Fund. You may request a payment in cash if distributions are in excess of $5. You are subject to tax on reinvested distributions. If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the applicable Fund as of the cancellation date. No interest is paid during the time the check is outstanding.


You may be subject to federal backup withholding at a rate of 31% of each distribution unless you certify that the taxpayer identification number you gave us is correct, and that you are not subject to withholding. (We will, however, withhold taxes if the Internal Revenue Service notifies us that such certifications are not accurate, or as may otherwise be required under the Internal Revenue Code.

CHANGING YOUR DISTRIBUTION OPTION


If you want to change your option, you must notify us by the record date for a dividend or distribution in order for it to be effective for that dividend or distribution.


STATE AND LOCAL TAXES

Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser.

SELLING FUND SHARES

Selling Fund shares for more than you paid for them gives you a capital gain, which is subject to federal income tax. The amount of the tax depends on how long you held your shares. For individuals, long-term capital gains are currently taxed as ordinary income, such as interest or dividends. Capital gains from your sale of Fund shares is not reported on Form 1099; you or your tax adviser should keep track of your purchases, sales, and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset any capital gains you have.


EXCHANGING FUND SHARES


Exchanging your shares of the Fund is considered a sale for income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you have capital gains, which are subject to the federal income taxes described above. If you exchange Fund shares for a loss, you may be able to use this capital loss to offset any capital gains you have.

INFORMATION FROM NATIONWIDE

Please read this Prospectus before you invest, and keep it with your records. The following documents contain additional information about the Fund. To obtain a document free of charge, contact us at the address or number listed below.

- Statement of Additional Information (SAI) (incorporated by reference in this Prospectus)


- Annual Report (which contains a discussion of the market conditions and investment strategies that significantly effect the Fund's performance) (as available)

-     Semi-Annual Report (as available)






FOR ADDITIONAL INFORMATION CONTACT:

Nationwide Advisory Services, Inc.
P.O. Box 1492
Three Nationwide Plaza
Columbus, Ohio 43216-1492
(614) 249-8705 (fax)

FOR INFORMATION, ASSISTANCE AND WIRE ORDERS:

1-800-848-0920 (toll free, 8 a.m. - 5 p.m. Eastern Standard Time)


FOR 24-HOUR ACCOUNT ACCESS:

1-800-637-0012 (toll free)
Also, visit the Nationwide Funds WebSite at www.nationwidefunds.com.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION

You can obtain copies of the Fund documents from the SEC as follows:

IN PERSON:


Public Reference Room in Washington, D.C. (for their hours of operation, call 1-202-942-8090)


BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-6009
(The SEC charges a fee to copy any documents.)


ON THE EDGAR DATABASE VIA THE INTERNET:



http://www.sec.gov



BY ELECTRONIC REQUEST:



publicinfo@sec.gov


Investment Company Act File No. 811-08495

NATIONWIDE(R) MUTUAL FUNDS             December 29, 1999


NATIONWIDE FOCUS FUND


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this fund's shares as an investment or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

TABLE OF CONTENTS


FUND SUMMARY .......................................
Objectives and Principal Strategies
Principal Risks
Performance
Fees and Expenses

MORE ABOUT THE FUND ................................
Principal Risks
Principal Techniques

MANAGEMENT .........................................
Investment Manager
Portfolio Manager

BUYING, SELLING AND EXCHANGING FUND SHARES .........
Choosing a Share Class
Buying Shares
Selling Shares
Distribution Plan
Exchanging Shares
Year 2000

DISTRIBUTIONS AND TAXES ............................
Distributions of Income Dividends
Distributions of Capital Gains
Reinvesting Distributions
State and Local Taxes
Selling Fund Shares
Exchanging Fund Shares

ADDITIONAL INFORMATION .............................   BACK COVER

FUND SUMMARY


This prospectus provides information about the Nationwide Focus Fund (the "Fund"), a series of the Nationwide(R) Mutual Funds. "You" and "your" refers to potential investors and current shareholders of the Fund.


A QUICK NOTE ABOUT SHARE CLASSES

The Fund has three different share classes--Class A, Class B and Institutional Class shares. The fees, sales charges and expenses for each share class are different, but each share class of the Fund represents an investment in the same assets of the Fund. Having different share classes simply lets you choose the cost structure that's right for you.

The fees and expenses for the Fund are set forth in the Fund Summary. For more information about which share class is right for you, see "Buying, Selling and Exchanging Fund Shares - Choosing a Share Class."

FUND SUMMARY


This section summarizes key information about the Fund. Use the summary to compare the Fund with other mutual funds. More detailed information about the risks and investment techniques of the Fund can be found in "More About the Fund."

OBJECTIVES AND PRINCIPAL STRATEGIES

The Fund seeks long term capital appreciation with current income as a secondary objective. The Fund's investment objectives may be changed without shareholder approval.


To achieve its objectives, the Fund invests primarily in common stock and convertible securities of companies that demonstrate growth potential. The portfolio manager generally intends to be fully invested in these securities. The Fund looks for companies whose earnings are expected to consistently grow faster than other companies in the market. The Fund typically focuses its investments in a core group of 20 to 30 common stocks and is considered a non-diversified fund. It usually will sell portfolio securities if


   -  the price of the security is overvalued

   -  the company's earnings are consistently lower than expected

   -  more favorable opportunities are identified.

TOTAL RETURN
Generally having objectives of both income and capital appreciation means that the Fund is seeking total return from the portfolio. In other words, the Fund looks for stocks and other securities that pay dividends and other income, instead of relying solely on the security's prospects for increasing in value. Because, in most cases, a stock is more certain to pay its scheduled dividends than increase in value, a total return approach can help the Fund achieve more stable, dependable returns.

PRINCIPAL RISKS

The Nationwide Focus Fund is subject to the risk that individual stocks - or the stock market - could lose value. The Fund seeks to minimize risk by investing in securities that produce income; these securities tend to be the stock of larger, more stable companies.

In addition, the Fund is non-diversified. In other words, it may hold larger positions in a smaller number of securities than a diversified fund. Since the Fund normally concentrates in a core portfolio of 20 to 30 stocks, this risk may be increased. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's net asset value and total return.

PERFORMANCE

No performance information is provided because the Fund will not begin operations until on or about December 29, 1999.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


Shareholder Fees(1)                      Class A      Class B     Institutional
(paid directly from your investment)     shares       shares      Class shares
------------------------------------     --------     --------    -----------
Maximum Sales Charge (Load)              5.75%(2)       None        None
imposed on purchases (as a
percentage of offering price)
------------------------------------     --------     --------    -----------
Maximum Deferred Sales Charge             None(3)       5.00%(4)     None
(Load) imposed on redemptions
(as a percentage of original
purchase price or sale proceeds,
as applicable)



Annual Fund Operating Expenses      Class A      Class B     Institutional
(deducted from Fund assets)         shares       shares      Class shares
--------------------------------    --------     --------    -----------
Management Fees                      0.60%        0.60%         0.60%
--------------------------------    --------     --------    -----------
Distribution and/or Service          0.25%        1.00%         None
(12b-1) Fees
--------------------------------    --------     --------    -----------
Other Expenses                       0.87%        0.72%         0.79%
--------------------------------    --------     --------    -----------
TOTAL ANNUAL FUND OPERATING          1.72%        2.32%         1.39%
EXPENSES(5)


--------
(1) If you buy and sell shares through a broker or agent, they may also charge you a transaction fee.

(2) As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares - Buying Shares - Class A sales charges."

(3) A contingent deferred sales charge (CDSC) of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge.



(4) A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares - Selling - Contingent deferred sales charge (CDSC) on Class A and Class B shares."



(5) Because the Fund will be established on December 29, 1999 and had no operating history, the management fee is the fee to which the adviser is entitled under its contract with the Fund, and any applicable distribution and service fees are the maximum rates that can be charged under the Distribution and Service Plan. "Other Expenses" are estimates of the other operating expenses (without taking into account any expense limitation arrangement between the adviser and the Fund) based on estimates for the Fund's first fiscal year ending October 31, 2000. At least through October 31, 2000, the adviser has agreed to waive management fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 1.20% for Class A, 1.70% for Class B and 0.75% for Institutional Class shares. This waiver of management fees or reimbursement of other expenses is subject to a possible reimbursement by the Fund within five years of the Fund's commencement of operations if

----------


   the reimbursement by the Fund can be implemented within the annual expense limitations described above.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                         1 year       3 years
---------------------    ---------    ---------
Class A shares           $735         $1024
---------------------    ---------    ---------
Class B shares           $735         $1024
---------------------    ---------    ---------
Institutional Class      $142         $440
shares



You would pay the following expenses on the same investment if you did not sell your shares:


                       1 year        3 years
-----------------      ---------     ---------
Class B shares         $235          $724

MORE ABOUT THE FUND



PRINCIPAL RISKS AND TECHNIQUES

The Fund may use the principal investment technique to increase returns, protect assets or diversify investments. This technique is subject to certain risks. For additional information about the Fund's investment strategies and techniques, see the Statement of Additional Information.

PRINCIPAL RISKS

Generally, the Fund can decrease in value when the individual stocks and other assets it owns decrease in value. A company's stock can lose value for various reasons, including poor profits, weakened finances, changes in management, a downturn in the economy, or any other reason that leads investors to lose faith in that stock.

The Fund can also lose value if the overall stock market goes down. The stock market is affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the U.S. and global economies, national and world social and political events, and the fluctuations of other stock markets around the world.

There is also risk when investing in smaller capitalization or newer companies. The stock prices of these companies may be more volatile than the stock of larger companies for a variety of reasons, including less domination in their markets, fewer financial resources, and less-experienced management. In other words, they tend to be less "seasoned" than larger companies. The stock of small capitalization and newer companies may have more limited trading markets than the markets for larger or more established issuers and, therefore, are usually less stable and less liquid than the stock of larger and more established companies.

NON-DIVERSIFICATION
As a non-diversified fund, the Fund has the ability to invest a larger portion of its assets in a smaller number of issuers. Because the appreciation or depreciation of a single stock may have a greater impact on the net asset value ("NAV") of the Fund, its share price can be expected to fluctuate more than a comparable diversified fund. This fluctuation, if significant, may affect the performance of the Fund. With regard to the Fund, such risks are increased because the Fund normally concentrates its investments in a core group of twenty to thirty common stocks.


For additional information about the Fund's investment strategies and techniques, see the Statement of Additional Information.

PRINCIPAL TECHNIQUE

The Fund may use the following investment technique to increase its returns, protect its assets or diversify its investments.

CONVERTIBLE SECURITIES

In addition to investing in common stock, the Fund may invest in convertible securities - also known as convertibles - including bonds, debentures, notes, preferred stocks and other securities. Convertibles are a hybrid bond/stock security. Like bonds, they pay interest. Because they can be converted into common stock (within a set period of time, at a specified price or formula), convertibles also offer the chance for capital appreciation, like common stock.

Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible's market value. For example, as the underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however may sustain their value better than common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with bonds as a good source of dependable income. Therefore, if interest rates increase and "newer," better-paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (generally companies must pay holders of convertibles before they pay common stock shareholders), but they are generally less secure than similar non-convertible securities such as bonds (bondholders generally must be paid before holders of convertibles and common stock shareholders). Because they are subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a NRSRO, or they are not rated at all.


TEMPORARY DEFENSIVE POSITIONS. In response to economic, political or unusual market conditions, the Fund may invest up to 100% of its assets in cash or money market obligations. Should this occur, the Fund will not meet its investment objectives, and may miss potential market upswings.

MANAGEMENT



INVESTMENT MANAGER


Villanova Mutual Fund Capital Trust ("VMF"), Three Nationwide Plaza, Columbus, OH 43215, manages the investment of the assets and supervises the daily business affairs of the Fund. VMF was organized in 1999. As of September 30, 1999, it had approximately $12.65 billion in assets under management for the mutual funds it advises.


The Fund pays VMF a management fee as set forth below. The management fee is based on the Fund's average daily net assets and includes breakpoints so fees decrease as assets increase:

           Assets                             Fee
-----------------------------      ---------------------------
     up to $250 million                     0.60%
 $250 million - $1 billion                  0.575%
  $1 billion - $2 billion                   0.55%
  $2 billion - $5 billion                   0.525%
        $5 billion +                        0.50%



PORTFOLIO MANAGER

Charles Bath manages the Fund. As portfolio manager, Mr. Bath is responsible for the day to day management of the Fund and the selection of the Fund's investments. In addition to managing the Fund, he has managed the Nationwide Fund and its predecessor, since 1985.

BUYING, SELLING AND EXCHANGING FUND SHARES


CHOOSING A SHARE CLASS

As noted in the Fund Summary, the Fund offers different share classes to give investors different price and cost options. Class A and Class B shares are available to all investors; Institutional Class shares are available to a limited group of investors.

With Class A shares, you pay a sales charge (known as a front-end sales charge) when you purchase the shares; and with Class B shares you pay a sales charge (known as a contingent deferred sales charge, or CDSC) if you sell your shares within six years after purchase.


Class A and Class B shares both pay distribution and/or service fees under a Distribution Plan. These fees are either retained by NAS or paid by NAS to brokers for distribution and shareholder services. Class A and Institutional Class shares may pay administrative service fees. These fees are paid to brokers and other entities who provide administrative support services to the beneficial owners of the shares.


If you want to lower annual fund expenses, Class A shares may be right for you, particularly if you qualify for a reduction or waiver of sales charges. If you do not want to pay an up-front sales charge, and you anticipate holding your shares for the long term, Class B shares may be more appropriate.

As the Fund's principal distributor, Nationwide Advisory Services, Inc. ("NAS") reserves the right to reject an order in excess of $100,000 for Class B shares and an order for Class B shares for Individual Retirement Accounts ("IRA accounts") for shareholders 70-1/2 years and older. When choosing a share class, consider the following:


Class A shares                        Class B shares
----------------------------------    ---------------------------------------
Front-end sales charge means          No front-end sales charge, so your full
that a portion of your initial        investment immediately goes toward
investment goes toward the            buying shares
sales charge, and is not invested
----------------------------------    ---------------------------------------
Reductions and waivers of the         No reductions of the contingent
sales charge available                deferred sales charge available, but
                                      waivers available
----------------------------------    ---------------------------------------
Lower expenses than Class B shares    Higher distribution and service fees
mean higher dividends per share       than Class A shares mean lower
                                      dividends per share
----------------------------------    ---------------------------------------
Conversion features are not           After seven years, Class B shares
applicable                            convert into Class A shares, which
                                      reduces your future Fund expenses
----------------------------------    ---------------------------------------
No sales charge when shares are       Contingent deferred sales charge (CDSC)
sold back to the Fund                 if shares sold within six years:  5% in
                                      the first year, 4% in the second, 3% in
                                      the third and fourth years, 2% in the
                                      fifth, and 1% in the sixth year


WHO CAN BUY INSTITUTIONAL CLASS SHARES

The Institutional Class shares are available for purchase only by the following:

- retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans

- tax-exempt employee benefit plans of VMF, the Fund's investment advisor, or its affiliates and securities dealer firms with selling agreements with NAS

- institutional advisory accounts of VMF, or its affiliates and those having client relationships with an affiliate of VMF, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts


- a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Institutional Class shares, where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan or Administrative Service fee



- registered investment advisers investing on behalf of institutions and high net-worth individuals entrusted to the adviser for investment purposes, if the adviser is affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services


-      investments of at least $50,000


BUYING SHARES

PURCHASE PRICE The purchase or "offering" price of each share of the Fund is its NAV next determined after the order is received, plus any applicable sales charge. A separate NAV is calculated for each class of the Fund. Generally, NAV is based on the market value of the securities owned by the Fund allocable to such class less its liabilities. The NAV for a class is determined by dividing the total market value of the securities owned by the Fund allocable to such class, less the liabilities allocable to that class,


BUYING, SELLING AND EXCHANGING FUND SHARES  (CONTINUED)

     by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Standard Time) on each day the Exchange is open for trading.


MINIMUM INVESTMENTS - CLASS A AND CLASS B SHARES
To open an account                                      $1000
Through the Automatic Asset Accumulation plan
(per transaction)                                         $25
Additional investments                                   $100

MINIMUM INVESTMENTS - INSTITUTIONAL CLASS SHARES
To open an account                                    $50,000
Additional investments                                 $5,000



These minimum investment requirements do not apply to certain retirement plans. Call 1-800-848-0920 for more information. If you purchase shares through an account at a broker (other than NAS), different minimum account requirements may apply.

The Fund does not calculate NAV on the following days:

-  Christmas Day
-  New Year's Day
-  Martin Luther King, Jr. Day
-  Presidents' Day
-  Good Friday
-  Memorial Day
-  Independence Day
-  Labor Day
-  Thanksgiving Day
-  other days when the New York Stock Exchange is not open.

The Fund reserves the right not to determine an NAV for the Fund when:

-  It has not received any orders to purchase, sell or exchange shares
-  Changes in the value of the Fund's portfolio do not affect the NAV


If current prices are not available, or if Villanova SA Capital Trust ("VSA") as the Fund's administrator or its agent determines a price does not represent fair value, the Fund's investments may be valued at fair market value in accordance with procedures adopted by the Board of Trustees. To the extent that the Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

When you initially purchase shares of the Fund, your purchase price will be the offering price or NAV next determined after your order is received, plus any applicable sales load.

CLASS A  SALES CHARGES

The chart below shows the Class A sales charges, which decrease as the amount of your investment increases.


CLASS A  SHARES

                                 Sales              Sales charge
                                 charge as %        as % of
                                 of offering        amount
Amount of purchase               price              invested
----------------------------     -------------      --------------
less than $50,000                5.75%              6.10%
----------------------------     -------------      --------------
$50,000 to $99,999               4.50               4.71
----------------------------     -------------      --------------
$100,000 to $249,999             3.50               3.63
----------------------------     -------------      --------------
$250,000 to $499,999             2.50               2.56
----------------------------     -------------      --------------
$500,000 to $999,999             2.00               2.04
----------------------------     -------------      --------------
$1 million to $24,999,999        0.50               0.50
----------------------------     -------------      --------------
$25 million or more              0.25               0.25


REDUCTION AND WAIVER OF CLASS A SALES CHARGES

Shareholders can reduce or eliminate the Class A initial sales charge through one or more of the discounts described below:

- Increase the amount of your investment. The preceding table shows how the sales charge decreases as the amount of your investment increases.

- Family Member Discount. Members of your family who live at the same address can combine investments, possibly reducing the sales charge.

- Lifetime Additional Discount. You can add the value of any of the Nationwide Mutual Funds Class A shares you already own with the value of the shares you are purchasing, which may reduce the applicable sales charge.

- Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any member of the Nationwide Insurance Enterprise to purchase Class A shares, you will pay one-half of the published sales charge if you make your investment 60 days after receiving the proceeds.

- No sales charge on a repurchase. If you sell shares from your Nationwide account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A shares that you buy within 30 days of selling Class A shares of an equal or lesser amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.

- Letter of Intent Discount. State in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $50,000 in Class A shares and your sales charge will be based on the total amount you intend to invest. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of the Fund; it is merely a statement of intent. Call 1-800-848-0920 for more information.

WAIVER OF CLASS A SALES CHARGES

The Class A sales charges will be waived for the following purchases:

Class A shares sold to:

- Any person purchasing through an account with a unaffiliated brokerage firm that has an agreement with NAS to waive sales charges for those persons;

- Directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with NAS;

- Any person who pays for the share with proceeds of mutual fund shares sold from an NAS brokerage account. To qualify, you must have paid an initial sales charge or CDSC on the shares sold. You must purchase the Class A shares within 60 days of the sale, and you must request the waiver when you purchase the Class A shares (NAS may require evidence that you qualify for this waiver);

- Employer-sponsored retirement plans, including pension, profit sharing or deferred compensation plans which are qualified under sections 401(a), 403(b) or 457 of the Internal Revenue Code.

- Trustees and retired Trustees of Nationwide Mutual Funds (including its predecessor Trusts).

- Directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives (including mother, father, brothers, sisters, grandparents and grandchildren) and immediate relatives of deceased employees of any member of Nationwide Insurance and Nationwide Financial companies, or any investment advisory clients of VMF, VSA, NAS and their affiliates.

- Directors, officers, full-time employees, their spouses, children or immediate relatives and immediate relatives of deceased employees of any sponsor group which may be affiliated with Nationwide Insurance and Nationwide Financial companies from time to time, (including, but not limited to, Farmland Insurance Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farmers' Association, Ruralite Services, Inc., and Southern States Cooperative.

Additional investors eligible for sales charge waivers may be found in the Statement of Additional Information.

CONVERSION OF CLASS B SHARES

After you have held your Class B shares for seven years, we will automatically convert them into Class A shares (without charge), which carry the lower 12b-1 fee. We will also convert any Class B shares that you purchased with reinvested dividends and other distributions for those shares at that time. Remember, because the NAV of Class A shares is usually higher than the NAV of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted, but the total dollar value will be the same. We do the conversion on the first business day of the month following the seventh anniversary of the date of your purchase.

HOW TO PLACE YOUR PURCHASE ORDER

If you wish to purchase Class A or Class B shares, you may purchase the shares using one of the methods below. Eligible entities wishing to purchase Institutional Class shares should contact NAS at 1-800-848-0920 for information regarding such purchases.

BY MAIL - Complete and mail the application with a check or money order made payable to: Nationwide Advisory Services, Inc., Three Nationwide Plaza, P.O. Box 1492, Columbus, Ohio 43216-1492. Payment must be made in U.S. dollars only and drawn on a U.S. bank. NAS will not accept third-party checks.

BY WIRE - You can request that your bank transmit funds ("federal funds") by wire to the Fund's custodian bank. In order to use this method, you must call NAS by 4 p.m. Eastern Standard Time, and the wire must be received by the custodian bank by the close of business on the day you placed your order or your order will be cancelled. You may be liable for any loss to the Fund resulting from the cancellation. Your bank may charge a fee to wire the funds. If you choose this method to open your account, you must call our toll-free number before you wire your investment, and you must then complete and fax the application.

BY TELEPHONE (NAS NOW) - Call 1-800-637-0012, our automated voice-response system, 24 hours a day, seven days a week, for easy access to mutual fund information. You can choose from a menu of choices to conduct transactions and hear Fund price information, mailing and wiring instructions and other mutual fund information. You must complete the appropriate section of the application to use NAS NOW to make purchases.

THROUGH AN AUTHORIZED BROKER - NAS has relationships with certain brokers who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Fund. If you purchase through such a broker, your order will be priced at the NAV next determined after your broker or its designated intermediary accepts it. Contact your broker to determine whether it has an established relationship with NAS.


BY ON-LINE ACCESS - Long on to our website http://www.nationwidefunds.com 24 hours a day, seven days a week for easy access to your fund account. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can choose to receive information on all of our funds as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Fund may terminate the ability to buy Fund shares on its website at any time, in which case you may continue to buy shares by mail, wire or telephone pursuant to the Prospectus.



ADDITIONAL SHAREHOLDER SERVICES

Shareholders are entitled to a wide variety of services by contacting:

NAS NOW
1-800-637-0012

Our customized voice-response system, available 24 hours a day, seven days a week

CUSTOMER SERVICE
1-800-848-0920

Representatives are available to answer questions between 8 a.m. and 5 p.m. Eastern Standard Time

For additional information on buying shares and shareholder services, call the customer service number listed above or contact your Nationwide representative.


SELLING SHARES

You can sell - also known as redeeming - your shares of the Fund at any time, subject to certain restrictions. The price you will receive when you sell your shares will be the NAV (less any applicable sales charges) next determined after NAS receives your properly completed order to sell in its offices in Columbus, Ohio. Of course, the value of the shares you sold may be more or less than their original purchase price depending upon the market value of the Fund's investments at the time of sale.

Your order to sell shares can be made in writing or by telephone (if you authorized telephone transactions on your application). Generally, we will pay you for shares that you sell within three days after receiving your order to sell. Payment for shares you recently purchased by check may be delayed until the check clears, which may take up to 12 calendar days from the date of your purchase.

RESTRICTIONS ON SALES

You may not be able to sell your shares of the Fund or the Fund may delay paying you the proceeds from a sale when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists.

SIGNATURE GUARANTEE - CLASS A AND CLASS B SHARES

A signature guarantee is required under the following circumstances:

-  if a redemption is over $100,000,

-  if your account registration has changed within the last 30 days,

- if the redemption check is made payable to anyone other than the registered shareholder,

- if the proceeds are sent back to a bank account not previously designated or changed within the past 30 days, or

-  if the proceeds are mailed to an address other than the address of record.


NAS reserves the right to require a signature guarantee in other circumstances, without notice.

CONTINGENT DEFERRED SALES CHARGE (CDSC) ON CLASS A AND CLASS B SHARES

You must pay a CDSC if you sell Class B shares within six years of purchase, unless you are entitled to waiver. The sales charge applies if your sale causes the value of your account to fall below the total amount of all shares you purchased during the preceding six years. The sales charge is applied to your original purchase price, or the current market value of the shares being sold, whichever is less. The amount of the sales charge will decrease as illustrated in the following chart:


Sale within    1 year     2 years    3 years    4 years    5 years    6 years    7 years or more
------------------------------------------------------------------------------------------------
Sales charge     5%          4%         3%         3%         2%         1%             0%



All purchases during the month are grouped together and will be treated as if made on the last day during the preceding month.

We do not impose a CDSC on Class B shares purchased through reinvested dividends and distributions. If you sell your Class B shares and reinvest the proceeds in Class B shares within 30 days, NAS will deposit an amount equal to any CDSC you paid into your account. Also, we will waive the CDSC if you sell your shares following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or determination of disability and for mandatory withdrawals from IRA accounts after age 70-1/2 years. For more information, see the Statement of Additional Information.

Under certain circumstances, employer-sponsored retirement plans investing in Class A shares without a sales charge (other than those investing in the Fund through variable insurance products) may be charged a CDSC if shares are redeemed within three years after purchase. The CDSC will be 1% for the first year, 0.50% for the second year and 0.25% for the third year.

HOW TO PLACE YOUR SALE ORDER - CLASS A AND CLASS B SHARES


You can request the sale of your shares in any of the ways described below. A signature guarantee may be required under certain circumstances. Please refer back to "Signature Guarantee - Class A and Class B shares" on page ____.


BY TELEPHONE (NAS NOW) - Calling 1-800-637-0012 connects you to our automated voice-response system, available 24 hours a day, seven days a weeks, for easy access to mutual fund information. You can sell shares and have the check mailed to your address of record, unless you declined this option on your application. Only the following types of accounts can use NAS NOW to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minor accounts. You can call 1-800-637-0012 after 7 p.m. Eastern Standard Time to learn the day's closing share price.

CAPITAL GAINS TAXES
If you sell Fund shares for more than you paid for them, you may have capital gains, which are subject to federal (and in some cases, state) income tax. For more information, see "Distributions and Taxes - Selling Fund Shares."

CUSTOMER SERVICE LINE - Unless you declined the telephone redemption privilege on your application you can call and request that a check payable to the shareholder of record be mailed to the address of record. NAS can wire the funds directly to your account at a commercial bank (a voided check must be attached to your applications), unless you declined telephone privileges on your application. (This authorization will remain in effect until you give NAS written notice of its termination.) You can sell shares of your IRA by telephone if we receive the proper forms. The distribution from an IRA will be subject to a mandatory 10% federal withholding tax, unless you inform us in writing not to withhold taxes. For additional information or to request the forms, please call the customer service line at 1-800-848-0920. The Fund will use procedures to confirm that telephone instructions are genuine. If the Fund acts on instructions it reasonably believed were genuine, it will not be liable for any loss, injury, damage or expense that occurs as a result, and the Fund will be held harmless for any loss, claims, or liability arising from its compliance with the instructions. NAS may record telephone instructions to sell shares. The Fund reserves the right to revoke this privilege at any time, without notice to shareholders, and to request the sale in writing, signed by all shareholders on the account.

BANK BY WIRE - Your funds will be wired to your bank on the next business day after your order to sell shares has been processed. We will deduct a $20 fee from the proceeds of your sale for this service. Your financial institution may also charge you a fee for receiving the wire. Funds sent outside the U.S. may be subject to a higher fee.

BY AUTOMATED CLEARING HOUSE ("ACH") - Your funds can be sent to your bank via ACH on the second business day after your order to sell has been reviewed by NAS. Funds sent through ACH should reach your bank in two business days. There is no fee for this service. (This authorization will remain in effect until you give NAS written notice of its termination.)


BY MAIL OR FAX (No minimum) - Write a letter to Nationwide Advisory Services, Inc., Three Nationwide Plaza, P.O. Box 1492, Columbus, Ohio 43216-1492 or fax it to 614-249-8705. Please be sure your letter is signed by all account owners. Be sure to include your account number and the Fund from which you wish to make a redemption. For a distribution from an IRA, you must include your date of birth and indicate whether or not you want NAS to withhold federal income tax from your proceeds. Your sale of shares will be processed on the date NAS receives your signed letter or fax. If your fax is received after 4:00 p.m. Eastern Standard Time, it will be processed the next business day. NAS reserves the right to require the original document if you fax your letter.



THROUGH AN AUTHORIZED BROKER - NAS has relationships with certain brokers who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Fund. If you have an account with such a broker, your redemption order will be priced at the NAV next determined after your order has been accepted by your broker or its designated intermediary. Your broker or financial intermediary may charge a fee for this service.



BY ON-LINE ACCESS - You can choose to receive information on all of our funds as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. Once you have reached the website, you will be instructed on how to select a password and perform transactions. The Fund may terminate the ability to sell Fund shares on its website at any time, in which case you may continue to sell shares by mail or wire pursuant to the Prospectus.



ACCOUNTS WITH LOW BALANCES - CLASS A AND CLASS B SHARES


We may sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $250. Before the account is closed, we will give you notice and allow you 90 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts. This does not apply to Automatic Asset Accumulation accounts.

For additional information concerning your ability to sell your shares, call our customer service line at 1-800-848-0920 or see your Nationwide representative.

DISTRIBUTION PLAN


In addition to the sales charges which you may pay for Class A and Class B shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Fund to compensate NAS - as distributor - for expenses associated with distributing the Fund's shares and providing shareholder services.


DISTRIBUTION AND SERVICE FEES

Under the Distribution Plan, Class A and Class B shares of the Fund pay NAS compensation accrued daily and paid monthly. The Fund shall pay amounts not exceeding an annual amount of:


Class                           As a % of daily net assets
------------------------------------------------------------------------------
Class A shares           0.25% (distribution or service fee)
------------------------------------------------------------------------------
Class B shares           1.00% (.0.25% service fee)


Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

EXCHANGING SHARES



You can exchange the shares you own for shares of another fund within Nationwide Mutual Funds (except the Morley Capital Accumulation Fund) as long as they are the same class of shares, both accounts have the same owner, and your first purchase in the new fund meets the fund's minimum investment requirement. For example, you cannot exchange Class A shares for Class B shares.


CAPITAL GAINS TAXES

Exchanging shares is considered a sale and purchase of shares for federal and state income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have to pay federal and/or state income taxes. For more information, see ""Distribution and Taxes - Exchanging Fund Shares-Class A and Class B Shares."


There is no sales charge for exchanges of Class B or Institutional Class shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the new fund.

HOW TO PLACE YOUR EXCHANGE ORDER


You can request an exchange of shares in writing, by fax, by phone or by on-line access (see "Buying Shares - How to place your purchase order" or the back cover for contact information). If you make your request in writing, please be sure all account owners sign the letter. Your exchange will be processed on the date NAS receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Standard Time, it will be processed the next day. If you fax your request, we reserve the right to ask for the original. You can automatically request an exchange 24 hours a day, seven days a week, by calling NAS NOW, our automated voice-response system or on our website. You will have automatic exchange privileges unless you request not to on your application. The Trust reserves the right to amend or discontinue these exchange privileges upon 60 days written notice to shareholders


EXCESSIVE TRADING


The Trust reserves the right to reject any exchange request it believes will increase transaction costs, or otherwise adversely affect other shareholders. Specifically, exchange activity may be limited to ____ exchanges within a one year period. The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund.




YEAR 2000 [TO BE DELETED AFTER 1/1/2000]


VMF, VSA and NAS have developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999. VMF, VSA and NAS have completed an inventory and assessment of all computer systems and have implemented a plan to renovate or replace all applications that were identified as not Year 2000 compliant. VMF, VSA and NAS have also tested each application for their Year 2000 compliance.

Systems supporting the Fund's infrastructure, such as telecommunications, voice and networks, have also been tested, renovated or replaced, and are compliant. VMF, VSA and NAS' assessment of Year 2000 issues has included non-information technology systems with embedded computer chips. VMF, VSA and NAS' building systems such as fire, security, elevators and escalators supporting facilities in Columbus, Ohio, have been tested and are Year 2000 compliant.

In addition to resolving internal Year 2000 readiness issues, VMF, VSA and NAS are surveying significant external organizations (business partners) to assess if they will be Year 2000 compliant. VMF, VSA and NAS continue their efforts to identify external risk factors and has developed contingency plans as part of their ongoing risk-management strategy.

DISTRIBUTIONS AND TAXES


The following information is provided to help you understand the income and capital gains you can earn from owning Fund shares, as well as the federal taxes you may have to pay on this income. For tax advice regarding your personal situation, please speak with your tax adviser.


DISTRIBUTIONS OF INCOME DIVIDENDS

Every quarter, the Fund distributes any available income dividends to shareholders. Income dividends are taxable to you as ordinary income for federal income tax purposes, unless you hold your shares in a qualified tax-deferred plan or account, or are otherwise not subject to federal income tax. The amount of income dividends distributed to you will be reported in a Form 1099, which we will send to you during the tax season each year (unless you hold your shares in a qualified tax-deferred plan or account). For corporate shareholders, a portion of each year's distributions may be eligible for the corporate dividend-received deduction.

DISTRIBUTIONS OF CAPITAL GAINS

If the Fund has net realized capital gains at the end of the calendar year (meaning the gains from sale of securities exceed any losses from sales), it will distribute this capital gain to shareholders annually. You must pay federal income taxes on any capital gains distributed to you, unless you hold your shares in a qualified tax-deferred plan or account, or are otherwise not subject to federal income tax. On Form 1099, we will report the amount of net short-term capital gains and net long-term capital gains distributed to you during the year. Currently, for individuals, long-term capital gains are taxed at a maximum rate of 20%; short-term capital gains are taxed as ordinary income, such as interest or dividends. For the current capital gains tax rates, speak with your tax adviser.

REINVESTING DISTRIBUTIONS


All income and capital gains distributions will be reinvested in shares of the Fund. You may request a payment in cash if distributions are in excess of $5. You are subject to tax on reinvested distributions. If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will e changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the applicable Fund as of the cancellation date. No interest is paid during the time the check is outstanding.


You may be subject to federal backup withholding at a rate of 31% of each distribution unless you certify that the taxpayer identification number you gave us is correct, and that you are not subject to withholding. (We will, however, withhold taxes if the Internal Revenue Service notifies us that such certifications are not accurate, or as may otherwise be required under the Internal Revenue Code.

CHANGING YOUR DISTRIBUTION OPTION

If you want to change your option, you must notify us by the record date for a dividend or distribution in order for it to be effective for that dividend or distribution. You will not receive interest on any uncashed distribution, dividend or redemption checks.

STATE AND LOCAL TAXES

Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser.

SELLING FUND SHARES

Selling Fund shares for more than you paid for them gives you a capital gain, which is subject to federal income tax. The amount of the tax depends on how long you held your shares. For individuals, long-term capital gains are currently taxed as ordinary income, such as interest or dividends. Capital gains from your sale of Fund shares is not reported on Form 1099; you or your tax adviser should keep track of your purchases, sales, and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset any capital gains you have.


EXCHANGING FUND SHARES


Exchanging your shares of the Fund is considered a sale for income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you have capital gains, which are subject to the federal income taxes described above. If you exchange Fund shares for a loss, you may be able to use this capital loss to offset any capital gains you have.

INFORMATION FROM NATIONWIDE

Please read this Prospectus before you invest, and keep it with your records. The following documents contain additional information about the Fund. To obtain a document free of charge, contact us at the address or number listed below.

- Statement of Additional Information (SAI) (incorporated by reference in this Prospectus)


- Annual Report (which contains a discussion of the market conditions and investment strategies that significantly affect the funds performance) (as available)

-  Semi-Annual Report (as available)



FOR ADDITIONAL INFORMATION CONTACT:

Nationwide Advisory Services, Inc.
P.O. Box 1492
Three Nationwide Plaza
Columbus, Ohio 43216-1492
(614) 249-8705 (fax)

FOR INFORMATION, ASSISTANCE AND WIRE ORDERS:

1-800-848-0920 (toll free, 8 a.m. - 5 p.m. Eastern Standard Time)

FOR 24-HOUR ACCOUNT ACCESS:

1-800-637-0012 (toll free) Also, visit the Nationwide Funds Web Site at www.nationwidefunds.com.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION

You can obtain copies of the Fund 's documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (for their hours of operation, call 1-800-SEC-0330)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-6009
(The SEC charges a fee to copy any documents.)


ON THE EDGAR DATABASE via the Internet:



http://www.sec.gov



By electronic request:  publicinfo@sec.gov


Investment Company Act File No. 811-08495

                       STATEMENT OF ADDITIONAL INFORMATION



                                DECEMBER 29, 1999



                             NATIONWIDE MUTUAL FUNDS


                         NATIONWIDE SMALL CAP INDEX FUND

                      NATIONWIDE MID CAP MARKET INDEX FUND

                       NATIONWIDE INTERNATIONAL INDEX FUND
                           NATIONWIDE BOND INDEX FUND
                        (COLLECTIVELY, THE "INDEX FUNDS")






      Nationwide Mutual Funds (the "Trust") is a registered open-end investment company consisting of 24 series as of the date hereof. This Statement of Additional Information relates to four series of the Trust, consisting of the Index Funds (each, a "Fund" and collectively, the "Funds").




      This Statement of Additional Information is not a prospectus but the Statement of Additional Information is incorporated by reference into the Prospectuses for the Funds. It contains information in addition to and more detailed than that set forth in the Prospectuses dated December 29, 1999, and should be read in conjunction with the Prospectuses. Terms not defined in this Statement of Additional Information have the meanings assigned to them in the Prospectuses. The Prospectuses may be obtained from Nationwide Advisory Services, Inc., P.O. Box 1492, Three Nationwide Plaza, Columbus, Ohio 43215, or by calling toll free 1-800-848-0920.

TABLE OF CONTENTS                                                        PAGE

General Information and History............................................1
Additional Information on Portfolio Instruments and Investment Policies....1
Description of Portfolio Investments and Investment Policies...............8
Investment Restrictions...................................................33
Trustees and Officers of the Trust........................................35
Investment Advisory and Other Services....................................37
Brokerage Allocation......................................................52
Additional Information on Purchases and Sales.............................57
Valuation of Shares.......................................................59
Investor Strategies.......................................................61
Investor Privileges.......................................................62
Investor Services.........................................................64
Fund Performance Advertising..............................................65
Additional Information....................................................66
Additional General Tax Information........................................68
Major Shareholders........................................................72
Appendix A - Bond Ratings.................................................73


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GENERAL INFORMATION AND HISTORY


      Nationwide Mutual Funds (the "Trust"), formerly Nationwide Investing Foundation III (NIF III), is an open-end management investment company organized under the laws of Ohio by a Declaration of Trust, dated as of October 30, 1997, as subsequently amended. The Trust currently offers shares in twenty-four (24) separate series, each with its own investment objective. Each of the four Funds discussed in this Statement of Additional Information is a non-diversified fund as defined in the Investment Company Act of 1940.



ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES


THIS STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT BOTH THE PRINCIPAL AND NON-PRINCIPAL INVESTMENT STRATEGIES AND POLICIES OF THE INDEX FUNDS.


THE INDEX FUNDS


      Each Index Fund's investment objective is to provide investment results that, before expenses, seek to replicate the total return (i.e., the combination of capital changes and income) of a specified securities index. Each Fund will seek to achieve its objective by investing all of its assets in the series (collectively, the "Series," and each, a "Series") of Quantitative Master Series Trust that has the same investment objective as the Fund. Each Fund's investment experience will correspond directly to the investment experience of the respective Series in which it invests. All investments will be made at the level of the Series. There can be no assurance that the investment objectives of the Funds will be achieved.



      The Funds' investment objectives are not fundamental policies and may be changed by the Board of Trustees of the Trust without shareholder approval. The Trustees may also change the target index of any Index Fund if they consider that a different index would facilitate the management of the Fund in a manner which better enables the Fund to seek to replicate the total return of the market segment represented by the current index.

      Small Cap Index Fund. The investment objective of the Small Cap Index Fund is to match the performance of the Russell 2000(R) Index (the "Russell 2000") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.


      The Fund seeks to achieve its investment objective by investing all of its assets in the Master Small Cap Series of Quantitative Master Series Trust ("Small Cap Series"), which has the same investment objective as the Fund.



      Mid Cap Market Index Fund. The investment objective of the Mid Cap Market Index Fund is to match the performance of the Standard & Poor's Mid Cap 400(R) Index (the "S&P 400")(1) as closely as


--------
(1) "Standard & Poor's", "S&P", "S&P 400", "Standard & Poor's 400", and "400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted



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


possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.


      The Fund seeks to achieve its investment objective by investing all of its assets in the Master Mid Cap Series of Quantitative Master Series Trust ("Mid Cap Series"), which has the same investment objective as the Fund.

      Bond Index Fund. The investment objective of the Bond Index Fund is to match the performance of the Lehman Brothers Aggregate Bond Index (the "Aggregate Bond Index") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.


      The Fund seeks to achieve its investment objective by investing all of its assets in the Master Aggregate Bond Series of Quantitative Master Series Trust ("Aggregate Bond Series"), which has the same investment objective as the Fund. The following supplements the information contained in the Prospectus regarding the investment policies of the Bond Index Fund.


      The Aggregate Bond Index is composed primarily of dollar-denominated investment grade bonds in the following classes: U.S. Treasury and agency securities, U.S. corporate bonds, foreign corporate bonds, foreign sovereign debt (debt securities issued or guaranteed by foreign governments and governmental agencies), supranational debt (debt securities issued by entities, such as the World Bank, constituted by the governments of several countries to promote economic development) and mortgage-backed securities with maturities greater than one year. Corporate bonds contained in the Aggregate Bond Index represent issuers from various industrial sectors.

      The Bond Index Fund may invest in U.S. Treasury bills, notes and bonds and other "full faith and credit" obligations of the U.S. Government. The Bond Index Fund may also invest in U.S. Government agency securities, which are debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. "Agency" securities may not be backed by the "full faith and credit" of the U.S. Government. U.S. Government agencies may include the Federal Farm Credit Bank, the Resolution Trust Corporation and the Government National Mortgage Association. "Agency" obligations are not explicitly guaranteed by the U.S. Government and so are perceived as somewhat riskier than comparable Treasury bonds.

      Because the Aggregate Bond Index is composed of investment grade bonds, the Bond Index Fund will invest in corporate bonds rated investment grade i.e., those rated at least Baa3 by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Group ("S&P"), the equivalent by another nationally recognized statistical rating organization ("NRSRO") or, if unrated, of equal quality in the opinion of Fund Asset Management, L.P. as the investment adviser to the Series ("Fund Asset Management"). Corporate bonds ranked in the fourth highest rating category, while considered "investment grade", have more speculative characteristics and are more likely to

-------------

by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. See "Additional Information Concerning the Indices" herein for more information.


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


be downgraded than securities rated in the three highest ratings categories. In the event that the rating of a security in the Bond Index Fund is lowered below Baa or BBB, the Bond Index Fund may continue to hold the security. Such securities rated below investment grade are considered to be speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Descriptions of the ratings of bonds are contained in the Appendix.

      The Bond Index Fund may also invest in other instruments that "pass through" payments on such obligations, such as collateralized mortgage obligations ("CMOs").


      International Index Fund. The investment objective of the International Index Fund is to match the performance of the Morgan Stanley Capital International EAFE(R) Capitalization Weighted Index (the "EAFE Index") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.


      The Fund seeks to achieve its investment objective by investing all of its assets in the Master International (Capitalization Weighted) Series of Quantitative Master Series Trust ("International Series"), which has the same investment objective as the Fund.


      About Indexing. The Index Funds are not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, each Index Fund, utilizing essentially a "passive" or "indexing" investment approach, seeks to replicate, before each Fund's expenses (which can be expected to reduce the total return of the Fund), the total return of its respective index.


      Indexing and Managing the Funds. Each Index Fund will be substantially invested in securities in the applicable index, and will invest at least 80% of its assets in securities or other financial instruments which are contained in or correlated with securities in the applicable index (equity securities, in the case of the Small Cap Index Fund, Mid Cap Index Fund II and International Index Fund, and fixed-income securities in the case of the Bond Index Fund ).


      Because each Index Fund seeks to replicate the total return of its respective index, generally Fund Asset Management will not attempt to judge the merits of any particular security as an investment but will seek only to replicate the total return of the securities in the relevant index. However, Fund Asset Management may omit or remove a security which is included in an index from the portfolio of an Index Fund if, following objective criteria, Fund Asset Management judges the security to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions.

      Fund Asset Management may acquire certain financial instruments based upon individual securities or based upon or consisting of one or more baskets of securities (which basket may be based upon a target index). Certain of these instruments may represent an indirect ownership interest in such securities or baskets. Others may provide for the payment to an Index Fund or by an Index Fund of amounts based upon the performance (positive, negative or both) of a particular security or basket. Fund Asset Management will select such instruments when it believes that the use of the


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
instrument will correlate substantially with the expected total return of a target security or index. In connection with the use of such instruments, Fund Asset Management may enter into short sales in an effort to adjust the weightings of particular securities represented in the basket to more accurately reflect such securities, weightings in the target index.

      The ability of each Index Fund to satisfy its investment objective depends to some extent on Fund Asset Management's ability to manage cash flow (primarily from purchases and redemptions and distributions from the Fund's investments). Fund Asset Management will make investment changes to an Index Fund's portfolio to accommodate cash flow while continuing to seek to replicate the total return of the Series' target index. Investors should also be aware that the investment performance of each index is a hypothetical number which does not take into account brokerage commissions and other transaction costs, custody and other costs of investing, and any incremental operating costs (e.g., transfer agency, accounting) that will be borne by the Funds. Finally, since each Index Fund seeks to replicate the total return of its target index, Fund Asset Management generally will not attempt to judge the merits of any particular security as an investment.


      Each Index Fund's ability to replicate the total return of its respective index may be affected by, among other things, transaction costs, administration and other expenses incurred by the Fund, taxes (including foreign withholding taxes, which will affect the International Index Fund and the Bond Index Fund due to foreign tax withholding practices), changes in either the composition of the index or the assets of a Fund, and the timing and amount of Series investor contributions and withdrawals, if any. In addition, each Index Fund's total return will be affected by incremental operating costs (e.g., transfer agency, accounting) that will be borne by the Fund. Under normal circumstances, it is anticipated that each Index Fund's total return over periods of one year and longer will, on a gross basis and before taking into account expenses (incurred at either the Series or the Fund level) be within 100 basis points (a basis point is one one-hundredth of one percent (0.01%)) for the Small Cap Index Fund, 100 basis points for the Mid Cap Market Index Fund, 150 basis points for the International Index Fund, and 50 basis points for the Bond Index Fund, of the total return of the applicable indices. There can be no assurance, however, that these levels of correlation will be achieved. In the event that this correlation is not achieved over time, the Trustees will consider alternative strategies for the Funds. Information regarding correlation of an Index Fund's performance to that of a target index will be reported in the Funds' annual report.






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




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






GENERALLY

      For simplicity, with respect to investment objective and policies of each Fund, this Statement of Additional Information, like the Prospectus for the Index Funds, uses the term "Fund" to include the underlying Series or Underlying Funds in which the Fund invests. Please review the discussions in the Prospectuses for further information regarding the investment objectives and policies of each Fund, including their respective underlying Series or Fund.

      The Funds invest in a variety of securities and employ a number of investment techniques that involve certain risks. The Prospectuses for the Funds highlight the principal investment strategies, investment techniques and risks. The following table sets forth additional information concerning permissible investments and techniques for each of the Funds (including their respective underlying Series and Underlying Fund). A "Y" in the table indicates that the Fund may invest in or follow the corresponding instrument or technique. An empty box indicates that the Fund does not intend to invest in or follow the corresponding instrument or technique.




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

--------------------------------------------------------------------------------


                                           Small Cap       Mid Cap Market   International   Bond
                                           Index Fund      Index Fund       Index Fund      Index Fund


       TYPE OF INVESTMENT OR TECHNIQUE
 --------------------------------------------------------------------------------------------------------
 U.S. common stocks                            Y              Y
 --------------------------------------------------------------------------------------------------------
 Small company stocks                          Y
 --------------------------------------------------------------------------------------------------------
 Special situation companies                   Y              Y
 --------------------------------------------------------------------------------------------------------
 Illiquid securities                           Y              Y               Y                Y
 --------------------------------------------------------------------------------------------------------
 Restricted securities                         Y              Y               Y                Y
 --------------------------------------------------------------------------------------------------------
 When-issued / delayed-delivery securities                                                     Y
 --------------------------------------------------------------------------------------------------------
 Securities of foreign issuers                                                Y                Y
 --------------------------------------------------------------------------------------------------------
 Long-term debt                                                                                Y
 --------------------------------------------------------------------------------------------------------
 Short-term debt                               Y              Y               Y                Y
 --------------------------------------------------------------------------------------------------------
 Sovereign debt (foreign)                                                                      Y
 --------------------------------------------------------------------------------------------------------
 U.S. Government securities                    Y              Y               Y                Y
 --------------------------------------------------------------------------------------------------------
 Money market instruments                      Y              Y               Y                Y
 --------------------------------------------------------------------------------------------------------
 Mortgage-backed securities                                                                    Y
 --------------------------------------------------------------------------------------------------------


                                           Small Cap       Mid Cap Market   International   Bond
                                           Index Fund      Index Fund       Index Fund      Index Fund


       TYPE OF INVESTMENT OR TECHNIQUE


 Collateralized mortgage obligations                                                             Y
 ---------------------------------------------------------------------------------------------------------
  Dollar rolls                                                                                   Y
 ---------------------------------------------------------------------------------------------------------
 Bank obligations                              Y            Y                   Y                Y
 ---------------------------------------------------------------------------------------------------------
 Repurchase agreements                         Y            Y                   Y                Y
 ---------------------------------------------------------------------------------------------------------
 Futures                                       Y            Y                   Y                Y
 ---------------------------------------------------------------------------------------------------------
 Options                                       Y            Y                   Y                Y
 ---------------------------------------------------------------------------------------------------------
 Foreign currencies                                                             Y
 ---------------------------------------------------------------------------------------------------------
 Forward currency contracts                                                     Y
 ---------------------------------------------------------------------------------------------------------
 Borrowing money                               Y            Y                   Y                Y
 ---------------------------------------------------------------------------------------------------------
 Lending of portfolio securities               Y            Y                   Y                Y
 ---------------------------------------------------------------------------------------------------------
 Short sales                                   Y            Y                   Y                Y
 ---------------------------------------------------------------------------------------------------------
 Swap Agreements                               Y            Y                   Y                Y
 ---------------------------------------------------------------------------------------------------------

DESCRIPTIONS OF PORTFOLIO INVESTMENTS AND INVESTMENT POLICIES





DEBT OBLIGATIONS

      Debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity. Lower-rated securities are more likely to react to developments affecting these risks than are more highly rated securities, which react primarily to movements in the general level of interest rates. Although the fluctuation in the price of debt securities is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of debt securities in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate securities (which tend to be less volatile in price) into long term securities (which tend to be more volatile in price).

      Ratings as Investment Criteria. High-quality, medium-quality and non-investment grade debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations ("NRSROs"), such as Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investor Services ("Moody's"). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings are used by a Fund as initial criteria for the selection of portfolio securities, but the Fund also relies upon the independent advice of a Fund's adviser or subadviser(s) to evaluate potential investments. This is particularly important for lower-quality securities. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends, as well as an issuer's capital structure, existing debt and earnings history. The Appendix to this Statement of Additional Information contains further information about the rating categories of NRSROs and their significance.

      Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events generally will require sale of such securities, but a Fund's adviser or subadviser will consider such events in its determination of whether the Fund should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, or due to a corporate reorganization, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

      Medium-Quality Securities. Certain Funds anticipate investing in medium-quality obligations, which are obligations rated in the fourth highest rating category by any NRSRO. Medium-quality securities, although considered investment-grade, may have some speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-quality securities may be more vulnerable to adverse economic conditions or changing circumstances than issues of higher-rated securities.

      U.S. Government Securities. U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

- the Federal Housing Administration, Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;
- the Federal Home Loan Banks whose securities are supported by the right of the agency to borrow from the U.S. Treasury;
- the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and
- the Student Loan Marketing Association and the Federal Home Loan Mortgage Corporation ("FHLMC"), whose securities are supported only by the credit of such agencies.

Although the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

      Mortgage-Backed Securities. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. Such securities may be issued or guaranteed by U.S. Government agencies or instrumentalities by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). The purchase of mortgage-backed securities from private lenders may entail greater risk than mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. Mortgage-backed securities issued by private lenders maybe supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. Government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. These credit enhancements may include letters of credit, reserve funds, overcollateralization, or guarantees by third parties.

      Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of GNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. Such credit enhancement falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

      The ratings of mortgage-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency loss experience on the underlying pool of assets is better than expected. There can be no assurance that the private issuers or credit enhancers of mortgage-backed securities can meet their obligations under the relevant policies or other forms of credit enhancement.

      Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.

      Private lenders or government-related entities may also create mortgage loan pools offering pass-through investments where the mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than was previously customary. As new types of

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mortgage-related securities are developed and offered to investors, a Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities.

      The yield characteristics of mortgage-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is lower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.

      Unlike fixed rate mortgage-backed securities, adjustable rate mortgage-backed securities are collateralized by or represent interest in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. A Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. In this event, the value of the adjustable rate mortgage-backed securities in a Fund would likely decrease. Also, a Fund's net asset value could vary to the extent that current yields on adjustable rate mortgage-backed securities are different than market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to a Fund derived from adjustable rate mortgage securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

      There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks and do not constitute a debt or obligation of the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

      Collateralized Mortgage Obligations and Multiclass Pass-Through Securities. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, Fannie Mae or Freddie Mae Certificates, but also may be collateralized by whole loans or private pass-throughs (such collateral collectively hereinafter referred to as "Mortgage Assets"). Multiclass pass-through securities are interests in a trust composed of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multiclass pass-through securities. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

      In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

      A Fund may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or a final distribution date but may be retired earlier. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a predefined range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions occur, principal payments on the PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.

MONEY MARKET INSTRUMENTS

      Generally, Fund Asset Management will employ futures and options on futures to provide liquidity necessary to meet anticipated redemptions or for day-to-day operating purposes of the Index Funds. However, if considered appropriate in the opinion of Fund Asset Management, a portion of an Index Fund's assets may be invested in certain types of money market instruments with remaining maturities of 397 days or less for liquidity purposes.

      Money market instruments may include the following types of instruments:

      -- obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies, or instrumentalities, or any federally chartered corporation, with remaining maturities of 397 days or less;

      -- repurchase agreements;

      -- certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States (Eurodollars) and subsidiaries located in Canada), domestic branches of foreign banks (Yankee dollars), savings and loan associations and similar institutions, and such obligations issued by foreign branches of foreign banks and financial institutions;

      -- commercial paper (including asset-backed commercial paper), which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. Generally the commercial paper will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;

       -- high quality short-term (maturity in 397 days or less) corporate obligations, these obligations will be rated within the top two rating categories by an NRSRO or if not rated, of comparable quality.

REPURCHASE AGREEMENTS

      In connection with the purchase of a repurchase agreement from member banks of the Federal Reserve System or certain non-bank dealers by a Fund, the Fund's custodian, or a subcustodian, will have custody of, and will hold in a segregated account, securities acquired by the

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Fund under a repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the Securities and Exchange Commission (the "SEC") to be loans by the Fund. Repurchase agreements may be entered into with respect to securities of the type in which it may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. A Fund's adviser or subadviser, acting under the supervision of the Board of Trustees, reviews the creditworthiness of those banks and non-bank dealers with which the Funds enter into repurchase agreements to evaluate these risks.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS

      When securities are purchased on a "when-issued" basis or purchased for delayed delivery, then payment and delivery occur beyond the normal settlement date at a stated price and yield. When-issued transactions normally settle within 45 days. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The greater a Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of a Fund. Purchasing when-issued or delayed-delivery securities may involve the additional risk that the yield or market price available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment.

      When a Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, its custodian will set aside permissible liquid assets equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of such Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, such Fund's liquidity and the ability of the adviser or subadviser to manage it might be affected in the event its commitments to purchase "when-issued" securities ever exceed 25% of the value of its total assets. Under normal market conditions, however, a Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of its total assets. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate

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the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

STANDBY COMMITMENT AGREEMENTS

      The Bond Index Fund may enter into standby commitment agreements. These agreements commit the Bond Index Fund, for a stated period of time, to purchase a stated amount of fixed income securities that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Bond Index Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued. The Bond Index Fund will enter into such agreements for the purpose of investing in the security underlying the commitment at a yield and price that is considered advantageous to the Fund. The Bond Index Fund will not enter into a standby commitment with a remaining term in excess of 90 days and will limit its investment in such commitments so that the aggregate purchase price of securities subject to such commitments, together with the value of all other illiquid securities, will not exceed 15% of its net assets taken at the time of the commitment. The Bond Index Fund will maintain a segregated account with its custodian of cash, cash equivalents, U.S. Government securities or other liquid securities in an aggregate amount equal to the purchase price of the securities underlying the commitment.

      There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Bond Index Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

      The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security will thereafter be reflected in the calculation of the Bond Index Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

INDEXED SECURITIES

      The Index Funds may invest in securities the potential return of which is based on the change in particular measurements of value or rate (an "index"). As an illustration, a Fund may invest in a debt security that pays interest and returns principal based on the change in the value of a securities index or a basket of securities. If a Series invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index.

LENDING PORTFOLIO SECURITIES

      A Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, the Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, the Fund considers collateral consisting of cash, U.S. Government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, the Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

      The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) a Fund must receive at least 100% cash collateral of the type discussed in the preceding paragraph from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, a Fund's board of trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

SMALL COMPANY  STOCKS

      Investing in securities of small-sized companies may involve greater risks than investing in the stocks of larger, more established companies since these securities may have limited marketability and thus may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Fund to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices. Small-sized companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized companies than for larger, more established ones.

SPECIAL SITUATION COMPANIES

      "Special situation companies" include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Therefore, an investment in a Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The subadvisers of such Funds believe, however, that if a subadviser analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

FOREIGN SECURITIES

      Investing in foreign securities (including through the use of depository receipts) involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

      Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

      [Depository Receipts. A Fund may invest in foreign securities by purchasing depository receipts, including American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depository Receipts ("CDRs")), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. Bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Fund's investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

      A Fund may invest in depository receipts through "sponsored" or "unsponsored" facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

      A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depository receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

      Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.]

      Eurodollar and Yankee Obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

      Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues. However, Eurodollar and Yankee bank obligations held in a Fund will undergo the same credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

      Foreign Sovereign Debt. Certain Funds may invest in sovereign debt obligations issued by foreign governments. To the extent that a Fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiation new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

SHORT SELLING OF SECURITIES

      In a short sale of securities, a Fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

      Such transactions will be used only in an effort to adjust the weightings of particular securities represented in the basket to reflect such securities' weightings in the target index. Fund Asset Management will not employ short sales in reflection of Fund Asset Management's outlook for the securities markets or for the performance of the securities sold short.

      A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest the Fund may be required to pay in connection with the short sale.

      In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund must deposit in a segregated account an amount of cash or liquid assets equal to the difference between (a) the market value of securities sold short at the time that they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain on a daily basis the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

      A Fund may engage in short sales if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

RESTRICTED, NON-PUBLICLY TRADED AND ILLIQUID SECURITIES

      A Fund may not invest more than 15% of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

      Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Unless subsequently registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Investment companies do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

      Some Funds may sell over-the-counter ("OTC") options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

      The applicable subadviser or adviser will monitor the liquidity of restricted securities in the portion of a Fund it manages. In reaching liquidity decisions, the following factors are considered: (A) the unregistered nature of the security; (B) the frequency of trades and quotes for the security; (C) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (D) dealer undertakings to make a market in the security and (E) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

      Private Placement Commercial Paper. Commercial paper eligible for resale under Section 4(2) of the Securities Act is offered only to accredited investors. Rule 506 of Regulation D in the Securities Act of 1933 lists investment companies as an accredited investor.

      Section 4(2) paper not eligible for resale under Rule 144A under the Securities Act shall be deemed liquid if (1) the Section 4(2) paper is not traded flat or in default as to principal and interest; (2) the Section 4(2) paper is rated in one of the two highest rating categories by at least two NRSROs, or if only NRSRO rates the security, it is rated in one of the two highest categories by that NRSRO; and (3) the Adviser believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

BORROWING

      A Fund may borrow money from banks, limited by each Fund's fundamental investment restriction to 33-1/3% of its total assets (including the amount borrowed), and may engage in mortgage dollar roll and reverse repurchase agreements which may be considered a form of borrowing. In addition, a Fund may borrow up to an additional 5% of its total assets from banks for temporary or emergency purposes. A Fund will not purchase securities when bank borrowings exceed 5% of such Fund's total assets.

      Each Fund expects that its borrowings will be on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender. The Funds have established a line-of-credit ("LOC") with their custodian by which they may borrow for temporary or emergency purposes. The Funds intend to use the LOC to meet large or unexpected redemptions that would otherwise force a Fund to liquidate securities under circumstances which are unfavorable to a Fund's remaining shareholders.

      Leverage and the Index Funds. The use of leverage by an Index Fund creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Fund which can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay on the borrowings, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to a Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, Fund Asset Management in its best judgment nevertheless may determine to maintain a Fund's leveraged position if it expects that the benefits to the Fund's shareholders of maintaining the leveraged position will outweigh the current reduced return.

      Certain types of borrowings by a Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede Fund Asset Management from managing a Fund's portfolio in accordance with the Fund's investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require a Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.

      A Fund at times may borrow from affiliates of Fund Asset Management, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.

DERIVATIVE INSTRUMENTS

      A Fund's adviser or subadviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options, and forward currency contracts to provide liquidity or to act as a proxy for a direct investment in securities underlying a Fund's index. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.

      Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

      The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, a Fund's ability to use these instruments will be limited by tax considerations.

      Special Risks Of Derivative Instruments. The use of derivative instruments involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

      (1) Successful use of most of these instruments depends upon a Fund's adviser's or subadviser's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

      (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged, as well as, how similar the index is to the portion of the Fund's assets being hedged in terms of securities composition.

      (3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because a Fund's adviser or subadviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, a Fund could suffer a loss.

      (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counter party") to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

      For a discussion of the federal income tax treatment of a Fund's derivative instruments, see ADDITIONAL GENERAL TAX INFORMATION below.

      Purchasing Options. Each Index Fund is authorized to purchase put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. When a Fund purchases a put option, in consideration for an upfront payment (the "option premium") the Fund acquires a right to sell to another party specified securities owned by the Fund at a specified price (the "exercise price") on or before a specified date (the "expiration date"), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines below a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a put option limits the Fund's risk of loss in the event of a decline in the market value of the portfolio holdings underlying the put option prior to the option's expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, the Fund will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized without the purchase of the put.

      Each Index Fund is also authorized to purchase call options on securities it intends to purchase or securities indices. When a Fund purchases a call option, in consideration for the option premium the Fund acquires the right to purchase from another party specified securities at the exercise price on or before the expiration date, in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index increases beyond a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a call option may protect the Fund from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Fund is contemplating its purchase, in the case of an option on a security, or attempting to maintain exposure to an index prior to purchasing the underlying securities, in the case of an option on an index (an "anticipatory hedge"). In the event a Fund determines not to purchase a security underlying a call option, however, the Fund may lose the entire option premium.

      Each Index Fund is also authorized to purchase put or call options in connection with closing out put or call options it has previously sold.

      Writing Options. Each Index Fund is authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices, the performance of which is substantially correlated to securities held in its portfolio. When a Fund writes a call option, in return for an option premium the Fund gives another party the right to buy specified securities owned by the Fund at the exercise price on or before the expiration date, in the case of an option on securities, or agrees to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index. In the event the party to which a Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, the Fund will partially offset any decline in the value of the underlying securities through the receipt of the option premium. By writing a call option, however, a Fund limits its ability to sell the underlying securities, and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding.

      Each Index Fund may also write put options on securities or securities indices. When a Fund writes a put option, in return for an option premium the Fund gives another party the right to sell to the Fund a specified security at the exercise price on or before the expiration date, in the case of an option on a security, or agrees to pay to another party an amount based on any decline in a specified securities index below a specified level on or before the expiration date, in the case of an option on a securities index. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is greater than the exercise price, the Fund will profit by the amount of the option premium. By writing a put option, however, a Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of the security at the time of exercise as long as the put option is outstanding, in the case of an option on a security, or make a cash payment reflecting any decline in the index, in the case of an option on an index. Accordingly, when the Fund writes a put option it is exposed to a risk of loss in the event the value of the underlying securities falls below the exercise price, which loss potentially may substantially exceed the amount of option premium received by the Fund for writing the put option. A Fund will write a put option on a security or a securities index only if the Fund would be willing to purchase the security at the exercise price for investment purposes (in the case of an option on a security) or is writing the put in connection with trading strategies involving combinations of options--for example, the sale and purchase of options on the same security or index but different expiration dates or exercise prices (a technique called a "spread").

      Each Index Fund is also authorized to sell call or put options in connection with closing out call or put options it has previously purchased.

      Other than with respect to closing transactions, an Index Fund will only write call or put options that are "covered." A put option will be considered covered if a Fund has segregated assets with respect to such option in the manner described in "Special Risks of Derivative Instruments" above. A call option will be considered covered if a Fund owns the securities it would be required to deliver upon exercise of the option (or, in the case of option on a securities index, securities which substantially replicate the performance of such index) or owns a call option, warrant or convertible instrument which is immediately exercisable for, or convertible into, such security.

      The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by a Fund may include European-style options, which can only be exercised at expiration. This is in contrast to American-style options which can be exercised at any time prior to the expiration date of the option.

      A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

      Types of Options. A Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counter party to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter party to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

      A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with a Fund, there is no assurance that such Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counter party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

      If a Fund is unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

      The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

      Transactions using OTC options (other than purchased options) expose a Fund to counter party risk. To the extent required by SEC guidelines, a Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, other options, or futures or (2) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will also set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts as a cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

      Futures Contracts. The Index Funds may enter into futures contracts, including interest rate, index, and currency futures and purchase and write
(sell) related options.

      To the extent required by regulatory authorities, a Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions. The ability of a Fund to trade in futures contracts may be limited by the requirements of the Code applicable to a regulated investment company.

      A Fund will not enter into futures contracts and related options for other than "bona fide hedging" purposes for which the aggregate initial margin and premiums required to establish positions exceed 5% of the Fund's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. There is no overall limit on the percentage of a Fund's assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund's exposure to market, currency, or interest rate fluctuations, such Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

      A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transactions costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, that Fund will continue to be required to maintain the margin deposits on the futures contract.

      No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. Government securities or other liquid obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

      Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.

      Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

      If a Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses, because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

      Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

      Swap Agreements. Each Index Fund may enter into equity swap agreements for any lawful purpose consistent with such Fund's investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. A Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular "basket" of securities representing a particular index.

      The "notional amount" of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by a Fund, the obligations of the parties would be exchanged on a "net basis." Consequently, a Fund's obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid assets.

      Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on a Fund's adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on a Fund by the Internal Revenue Code may limit a Fund's ability to use swap agreements. The swaps market is largely unregulated.

      A Fund will enter swap agreements only with counterparties that a Fund's adviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

      Foreign Currency-Related Derivative Strategies - Special Considerations. The International Index Fund may use futures on foreign currencies and forward currency contracts in connection with transactions or anticipated transactions in securities denominated in foreign currencies. Specifically, the International Index Fund may purchase or sell a currency to settle a security transaction or sell a currency in which the Fund has received or anticipates receiving a dividend or distribution.

      A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

      At or before the maturity of a forward contract, the Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

         The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.

         Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

         The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

BANK OBLIGATIONS

         Bank obligations that may be purchased by a Fund include certificates of deposit, banker's acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

         Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

DOLLAR ROLLS

         The Bond Index Fund may enter into dollar rolls which are arrangements in which the Fund would sell securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While the Fund would forego principal and interest paid on the securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The Bond Index Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy securities. Dollar roll transactions may be considered a borrowing by the Fund. (See "Borrowing")

         Dollar rolls involve the risk that the market value of the securities subject to the Bond Index Fund's forward purchase commitment may decline below the price of the securities the Bond Index Fund has sold. In the event the buyer of the securities files for bankruptcy or becomes insolvent, the Bond Index Fund's use of the proceeds of the current sale portion of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Bond Index Fund's obligation to purchase the similar securities in the forward transaction. Dollar rolls are speculative techniques which can be deemed to involve leverage. The Bond Index Fund will engage in dollar roll transactions to enhance return and not for the purpose of borrowing. Each dollar roll transaction is accounted for as a sale of a portfolio security and a subsequent purchase of a substantially similar security in the forward market.

ADDITIONAL INFORMATION CONCERNING THE INDICES

         Russell 2000. The Small Cap Index Fund and the Small Cap Index Series are not promoted, sponsored or endorsed by, not in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Small Cap Index Fund or the Small Cap Index Series nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

         Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000(R) Index. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

         Frank Russell Company's publication of the Russell 2000(R) Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell 2000 is based. Frank Russell Company makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell 2000 or any data included in the Russell 2000. Frank Russell Company makes no representation or warranty regarding the use, or the results of use, of the Russell 2000 or any data included therein, or any security (or combination thereof) comprising the Russell 2000. Frank Russell Company makes no other express or implied warranty, and expressly disclaims any warranty, or any kind, including, without means of limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Russell 2000 or any data or any security (or combination thereof) included therein.

         EAFE Index. The EAFE Index is the exclusive property of Morgan Stanley & Co. Incorporated ("Morgan Stanley"). The EAFE Index is a service mark of Morgan Stanley Group Inc. and has been licensed for use by the Investment Adviser and its affiliates.

         The International Index Fund and the International Index Series are not sponsored, endorsed, sold or promoted by Morgan Stanley. Morgan Stanley makes no representation or warranty, express or implied, to the owners of shares of the International Index Fund and the International Index Series or any member of the public regarding the advisability of investing in securities generally or in the International Index Fund and the International Index Series particularly or the ability of the EAFE Index to track general stock market performance. Morgan Stanley is the licensor of certain trademarks, service marks and trade names of Morgan Stanley and of the EAFE Index. Morgan Stanley has no obligation to take the needs of the International Index Fund and the International Index Series or the owners of shares of the International Index Fund and the International Index Series into consideration in determining, composing or calculating the EAFE Index. Morgan Stanley is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of shares of the International Index Fund and the International index Series to be issued or in the determination or calculation of the equation by which the shares of the International Index Fund and the International Index Series is redeemable for cash. Morgan Stanley has no obligation or liability to owners of shares of the International Index Fund and the International Index Series in connection with the administration, marketing or trading of the International Index Fund and the International Index Series.

         Although Morgan Stanley shall obtain information for inclusion in or for use in the calculation of the EAFE Index from sources which Morgan Stanley considers reliable, Morgan Stanley does not guarantee the accuracy and/or the completeness of the EAFE Index or any data included therein. Morgan Stanley makes no warranty, express or implied, as to results to be obtained by licensee, licensee's customers and counterparties, owners of shares of the International Index Fund and the International Index Series, or any other person or entity from the use of the EAFE Index or any data included therein in connection with the rights licensed hereunder or for any other use. Morgan Stanley makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the EAFE Index or any data included therein. Without limiting any of the foregoing, in no event shall Morgan Stanley have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.


         S&P 500 Index and S&P 400 Index. The Trust, on behalf of the S&P 500 Fund, one of the Underlying Funds, has entered into a licensing agreement which authorizes the Fund to use the trademarks of the McGraw-Hill Companies, Inc.

         Standard & Poor's 500, S&P 500(R), Standard & Poor's 400, and S&P 400(R) are trademarks of The McGraw-Hill Companies, Inc. The S&P 500 Index Fund and the Mid Cap Index Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc.("S&P"). S&P makes no representation or warranty, expressed or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 Index or the S&P 400 Index to track general stock market performance. S&P's only relationship to the Funds or the applicable adviser is the licensing of certain trademarks and trade names of S&P and of the S&P 500 and S&P 400 indices which are determined, composed and calculated by S&P without regard to the Funds. S&P has no obligation to take the needs of the Funds or their shareholders into consideration in determining, composing or calculating the S&P 500 and S&P 400 Indices. S&P is not responsible for or has not participated in the determination of the prices and amount of the Funds' shares or the timing of the issuance or sale of Fund shares or in the determination or calculation of the equation by which Fund shares are redeemed. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds. S&P does not guarantee the accuracy makes no warranty, expressed or implied as to the results to be obtained by the Funds, shareholders of the Funds, or any other person or entity from the use of the S&P 500 or S&P 400 Indices or any data included therein. Without limiting any of the foregoing, in no event shall S&P 500 and S&P 400 Indices have any liability for any special, punitive, indirect, or consequential damages, including lost profits even if notified of the possibility of such damages.

INVESTMENT RESTRICTIONS

         The following are fundamental investment restrictions of each Fund which cannot be changed without the authorization of the majority of the outstanding shares of the Fund for which a change is proposed. The vote of the majority of the outstanding securities means the vote of (A) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (B) a majority of the outstanding securities, whichever is less. None of the following restrictions will prevent a Fund from investing all of its assets in shares of one or more other registered investment companies.


Each of the Index Funds:


- May not borrow money or issue senior securities, except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

- May not purchase or sell real estate, except that each Fund may acquire real estate through ownership of securities or instruments and may purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein) or instruments secured by real estate (including interests therein).

- May not lend any security or make any other loan, except that each Fund may purchase or hold debt securities and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements.

- May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

- May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus and Statement of Additional Information of such Fund.

- May not purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry; provided, that in replicating the weightings of a particular industry in its target index, a Series or Fund may invest more than 25% of its total assets in securities of issuers in that industry.

         The following are the non-fundamental operating policies of the Funds which may be changed by the Board of Trustees of the Trust without shareholder approval:

Each Fund may not:

- Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sales as required by the current rules and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

- Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.

- Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

- Pledge, mortgage or hypothecate any assets owned by the Fund in excess of 33 1/3% of the Fund's total assets at the time of such pledging, mortgaging or hypothecating.


- May not purchase securities of one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if at the end of each fiscal quarter, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in such issuer (except that up to 50% of the Fund's total assets may be invested without regard to such 5% limitation), and (b) more than 25% of its total assets (taken at current value) would be invested in securities of a single issuer. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

TRUSTEES AND OFFICERS OF THE TRUST

         The business and affairs of the Trust are managed under the direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust.

         The principal occupation of the Trustees and Officers during the last five years, their ages, their addresses and their affiliations are:

JOHN C. BRYANT, Trustee*, Age 63
411 Oak St., Suite 306, Cincinnati, Ohio 45219
Dr. Bryant is Executive Director, Cincinnati Youth Collaborative, a partnership of business, government, schools and social service agencies to address the educational needs of students. He was formerly Professor of Education, Wilmington College.

C. BRENT DEVORE, Trustee, Age 58
North Walnut and West College Avenue, Westerville, Ohio
Dr. DeVore is President of Otterbein College.

SUE A. DOODY, Trustee, Age 64
169 East Beck Street, Columbus, Ohio
Ms. Doody is President of Lindey's Restaurant, Columbus, Ohio. She is an active member of the Greater Columbus Area Chamber of Commerce Board of Trustees.

ROBERT M. DUNCAN, Trustee*, Age 71
1397 Haddon Road, Columbus, Ohio
Mr. Duncan is a member of the Ohio Elections Commission. He was formerly Secretary to the Board of Trustees of The Ohio State University. Prior to that, he was Vice President and General Counsel of The Ohio State University.


THOMAS J. KERR, IV, Trustee*, Age 65
4890 Smoketalk Lane, Westerville, Ohio
Dr. Kerr is President Emeritus of Kendall College. He was formerly President of Grant Hospital Development Foundation.

DOUGLAS F. KRIDLER, Trustee, Age 43
55 E. State Street, Columbus, Ohio
Mr. Kridler is President of the Columbus Association of Performing Arts.

DIMON R. MCFERSON, Trustee*+, Age 61
One Nationwide Plaza, Columbus, Ohio
Mr. McFerson is President and Chief Executive Officer of the Nationwide Insurance Enterprise and is Chairman and Chief Executive Officer of Nationwide Advisory Services, Inc.

NANCY C. THOMAS, Trustee+, Age 64
10835 Georgetown Road, NE, Louisville, Ohio
Ms. Thomas is a farm owner and operator. She is also a Director of the Nationwide Insurance Companies and associated companies.

DAVID C. WETMORE, Trustee, Age 50
11495 Sunset Hills Rd - Suite #210, Reston, Virginia
Mr. Wetmore is the Managing Director of The Updata Capital, a venture capital firm.

JAMES F. LAIRD, JR., Treasurer, Age 42
Three Nationwide Plaza, Columbus, Ohio
Mr. Laird is Vice President and General Manager of Nationwide Advisory Services, Inc., the Distributor.





ELIZABETH A. DAVIN, Secretary, age 35
Three Nationwide Plaza, Columbus, Ohio
Ms. Davin is a member of Dietrich, Reynolds & Koogler, the Trust's legal counsel.

 + A Trustee who is an "interested person" of the Trust as defined in the Investment Company Act.

*Members of the Executive Committee. Mr. McFerson is Chairman. The Executive Committee has the authority to act for the Board of Trustees except as provided by law and except as specified in the Trust's Bylaws.

         Bryant, Doody, DeVore, Duncan, Kerr, Kridler and Wetmore are also Trustees, and Laird, Cray and Davin are also Officers of Nationwide Separate Account Trust and Nationwide Asset Allocation Trust, registered investment companies in the Nationwide Fund Complex.

         All Trustees and Officers of the Trust own less than 1% of its outstanding shares.

         The Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust. VMF and UBT reimburse the Trust for fees and expenses paid to Trustees who are interested persons of the Trust. The Compensation Table below sets forth the total compensation to be paid to the Trustees of the Trust, before reimbursement, for the fiscal period ended October 31, 1999. In addition, the table sets forth the total compensation to be paid to the Trustees from all funds in the Nationwide Fund Complex, including the predecessor investment companies to the Trust, for the fiscal year ended October 31, 1999. Trust officers receive no compensation from the Trust in their capacity as officers.

                               COMPENSATION TABLE


                                                                             PENSION
                                                                            RETIREMENT
                                                        AGGREGATE            BENEFITS           ANNUAL            TOTAL
                                                      COMPENSATION          ACCRUED AS         BENEFITS       COMPENSATION
NAME OF PERSON,                                           FROM             PART OF TRUST         UPON         FROM THE FUND
POSITION                                                THE TRUST            EXPENSES         RETIREMENT        COMPLEX**
John C. Bryant, Trustee                                 $9,167                 --0--             --0--             $18,167
C. Brent DeVore, Trustee                                  9,167                --0--             --0--              18,167
Sue A. Doody, Trustee                                     9,167                --0--             --0--              18,167
Robert M Duncan, Trustee                                  9,167                --0--             --0--              18,167
Thomas J. Kerr, IV, Trustee                               9,167                --0--             --0--              18,167
Douglas F. Kridler, Trustee                               9,167                --0--             --0--              18,167
Dimon R. McFerson, Trustee                                --0--                --0--             --0--               --0--
Nancy C. Thomas, Trustee                              ----0----                 -0--             --0--          ----0-----
David C. Wetmore, Trustee                                 9,167                --0--             --0--              18,167


**The Fund Complex includes three trusts comprised of 65 investment company funds or series.

INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER


         Under the terms of the Investment Advisory Agreement dated May 9, 1998 as amended as of December ___, 1999, Villanova Mutual Fund Capital Trust ("VMF") manages the investment of the assets of the funds of the Trust, other than the Index Funds, Morley Capital Accumulation Fund and Morley Enhanced Income Fund, in accordance with the policies and procedures established by the Trustees. With respect to Nationwide Mid Cap Growth Fund, Growth Fund, Nationwide Fund, Bond Fund, Tax-Free Income Fund, Long-Term U.S. Government Bond Fund, Intermediate U.S. Government Bond Fund, and Money Market Fund , VMF manages the day-to-day investments of the assets of such Funds. With respect to each of the other funds of the Trust, VMF provides investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of the subadvisers to such Funds, who each manage the investment portfolio of a particular fund. VMF is also authorized to select and place portfolio investments on behalf of the funds which engage subadvisers; however VMF does not intend to do so at this time.


         VMF pays the compensation of the Trustees and officers affiliated with VMF. VMF also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Trust and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Trust.

         The Investment Advisory Agreement also specifically provides that VMF, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The Agreement will continue in effect for an initial period of two years and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Agreement terminates automatically in the event of its "assignment", as defined under the 1940 Act. It may be terminated as to a Fund without penalty by vote of a majority of the outstanding voting securities of that Fund, or by either party, on not less than 60 days written notice. The Agreement further provides that VMF may render similar services to others.


         The Trust pays the compensation of the Trustees who are not interested persons of VMF and all expenses (other than those assumed by VMF), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; fees under the Trust's Fund Administration Agreement; fees and expenses of independent certified public accountants, legal counsel, and any transfer agent, registrar, and dividend disbursing agent of the Trust; expenses of preparing, printing, and mailing shareholders' reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions; insurance premiums; fees and expenses of the custodian for all services to the Trust; expenses of calculating the net asset value of shares of the Trust; expenses of shareholders' meetings; and expenses relating to the issuance, registration, and qualification of shares of the Trust. VMF reimburses the Trust for fees and expenses paid to Trustees who are interested persons of the Trust.


         VMF, a Delaware business trust, is a wholly owned subsidiary of Villonova Capital, Inc., 97% of the common stock of which is held by Nationwide Financial Services, Inc. (NFS). NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B common stock) to control NFS. Nationwide Corporation is also a holding company in the Nationwide Insurance Enterprise. All of the Common Stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders.

         Prior to September 1, 1999, Nationwide Advisory Services, Inc. ("NAS") served as the investment adviser to the then current funds of the Trust (except for Morley Capital Accumulation Fund). Effective September 1, 1999, the investment advisory services previously performed for such funds by NAS were transferred to VMF, an affiliate of NAS and an indirect subsidiary of NFS. After the transfer, there was no change in the fees charged for investment advisory services to each of the Funds.

         For services provided under the Investment Advisory Agreement, VMF receives an annual fee paid monthly based on average daily net assets of each Fund according to the following schedule:


         FUND                             ASSETS                              FEE

Nationwide Mid Cap Growth           $0 up to $250 million                    0.60%
Fund, Nationwide Growth             $250 million up to $1 billion            0.575%
Fund, Nationwide Fund and           $1 billion up to $2 billion              0.55%
Nationwide Focus Fund               $2 billion up to $5 billion              0.525%
                                    $5 billion and more                      0.50%

Nationwide Bond Fund,               $0 up to $250 million                    0.50%
Nationwide Tax-Free Income          $250 million up to $1 billion            0.475%
Fund, Nationwide Long-Term          $1 billion up to $2 billion              0.45%
U.S. Government Bond Fund,          $2 billion up to $5 billion              0.425%
and Nationwide Intermediate         $5 billion and more                      0.40%
U.S. Government Bond Fund


Nationwide Money Market             $0 up to $1 billion                      0.40%
Fund                                $1 billion up to $2 billion              0.38%
                                    $2 billion up to $5 billion              0.36%
                                    $5 billion and more                      0.34%

Nationwide S&P 500 Index            $0 up to $1.5 billion                    0.13%
Fund                                $1.5 billion up to $3 billion            0.12%
                                    $3 billion and more                      0.11%

Prestige Large Cap Value            up to $100 million                       0.75%
                                    $100 million or more                     0.70%

Prestige Large Cap Growth           up to $150 million                       0.80%
Fund                                $150 million or more                     0.70%

Prestige Balanced Fund              up to $100 million                       0.75%
                                    $100 million or more                     0.70%

Prestige Small Cap Fund             up to $100 million                       0.95%
                                    $100 million or more                     0.80%

Prestige International Fund         up to $200 million                       0.85%
                                    $200 million or more                     0.80%

         FUND                             ASSETS                              FEE

Nationwide Value                    $0 up to $250 million                    0.70%
Opportunities Fund                  $250 million up to $1 billion            0.675%
                                    $1 billion up to $2 billion              0.65%
                                    $2 billion up to $5 billion              0.625%
                                    $5 billion and more                      0.60%

Nationwide High Yield Bond          $0 up to $250 million                    0.55%
Fund                                $250 million up to $1 billion            0.525%
                                    $1 billion up to $2 billion              0.50%
                                    $2 billion up to $5 billion              0.475%
                                    $5 billion and more                      0.45%




         VMF has also agreed to waive advisory fees, and if necessary, reimburse expenses in order to limit annual Fund operating expenses for certain of the Funds as follows:

- Nationwide Mid Cap Growth Fund to 1.25% for Class A shares, 2.00% for Class B shares and 1.00% for Class D shares
- Nationwide Long-Term U.S. Government Bond Fund and Nationwide Intermediate U.S. Government Bond Fund to 1.04% for Class A shares, 1.64% for Class B shares and 0.79% for Class D shares
- Prestige Large Cap Value Fund to 1.15% for Class A shares, 1.90% for Class B shares and 1.00% for Class Y shares
- Prestige Large Cap Growth Fund to 1.20% for Class A shares, 1.95% for Class B shares and 1.05% for Class Y shares
- Prestige Balanced Fund to 1.10% for Class A shares, 1.85% for Class B shares and 0.95% for Class Y shares
- Prestige Small Cap Fund to 1.35% for Class A shares, 2.10% for Class B shares and 1.20% for Class Y shares
- Prestige Large Cap Value Fund to 1.30% for Class A shares, 2.05% for Class B shares and 1.25% for Class Y shares

- Nationwide S&P 500 Index Fund to 0.75% for Class A shares, 1.25% for Class B shares, 0.48% for Class Y shares, 0.63% for Class R shares, 0.23% for Institutional shares and 0.35% for Local Fund shares


- Nationwide Focus Fund to 1.20% for Class A shares, 1.70% for Class B shares and 0.75% for Institutional Class shares

- Nationwide Value Opportunities Fund to 1.35% for Class A shares, 1.85% for Class B shares and 1.00% for Institutional Class shares

- Nationwide High Yield Bond Fund to 1.20% for Class A shares, 1.80% for Class B shares and 0.85% for Institutional Class shares

         In the interest of limiting the expenses of each of the Funds listed above (except the Nationwide MidCap Growth Fund, the Nationwide Long-Term U.S. Government Bond Fund, the Nationwide Intermediate U.S. Government Bond Fund and the Nationwide S&P 500 Index Fund, VMF has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement"). Reimbursement by the Fund of the advisory fees waived or limited and other expenses reimbursed by VMF pursuant to the Expense Limitation Agreement may be made at a later date when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by VMF is not permitted.

         VMF may from time to time waive some or all of its investment advisory fee or other fees for any of the fund of the Trust. The waiver of such fees will cause the total return and yield of a fund to be higher than they would otherwise be in the absence of such a waiver.

         During the fiscal years ended October 31, 1999, 1998 and 1997, VMF/NAS received the following fees for investment advisory services*:


                                                  Years Ended October 31,
          Fund                         1999                1998             1997
          ----                         ----                ----             ----
Mid Cap Growth                     $    66,283         $    61,706      $    63,883

Growth                             $ 5,873,926           4,894,110        3,750,599

Nationwide Fund                    $13,888,390           9,977,231        5,938,011

Bond                               $   674,918             647,809          629,068

Tax-Free Income                    $ 1,263,813           1,505,626        1,810,070

LT U.S. Govt                       $   198,048             254,928          343,259

Intermediate U.S. Govt             $   314,314             266,473          256,016

Money Market**                     $ 4,709,925         $ 3,857,898      $ 3,519,727

Nationwide S&P 500 Index Fund      $    79,372              79,315(1)

Prestige Large Cap Value Fund      $    62,525(2)

Prestige Large Growth Fund         $    89,668(2)

Prestige Balanced Fund             $    48,069(2)

Prestige Small Cap Fund            $    64,998(2)

Prestige International Fund        $    45,208(2)


------------------------------


(1) Commenced operations July 24, 1998. All such fees were waived by NAS.


(2) Commenced operations November 2, 1998.


* As of May 9, 1998, Nationwide Mid Cap Growth, Growth, Fund, Bond, Tax-Free Income, Long-Term U.S. Government Bond, Intermediate U.S. Government Bond and Money Market Funds acquired all of the assets of one or more series of Nationwide Investing Foundation ("NIF"), Nationwide Investing Foundation II ("NIF II") and Financial Horizons Investment Trust ("FHIT") (collectively, the "Acquired Funds"), in exchange for the assumption of the stated liabilities of the Acquired Funds and a number of full and fractional Class D shares of the applicable Fund (the Money Market Fund issued shares without class designation) having an aggregate net asset value equal to the net assets of the Acquired Funds as applicable (the "Reorganization").

** Net of waivers prior to the Reorganization of $221,174 and $389,150 for the fiscal years ended October 31, 1998 and 1997, respectively.

         During the period from July 24, 1998 (date of commencement of operations) through October 31, 1998, NAS waived advisory fees for the S&P 500 Index Fund in the amount of $7,315. The Prestige Large Cap Value, Large Cap Growth, Balanced, Small Cap and International Funds did not begin operations until November 2, 1998.

         The subadvisers for the certain of the funds are as follows:


       FUND                                             SUBADVISER

Prestige Large Cap Value               Brinson Partners, Inc. ("Brinson Partners")

Prestige Large Cap Growth              Goldman Sachs Asset Management ("GSAM")

Prestige Balanced                      J.P. Morgan Investment Management, Inc. (J.P. Morgan")

         FUND                                    SUBADVISER

Prestige Small Cap                     INVESCO Management & Research, Inc. ("IMR")

Prestige International                 Lazard Asset Management ("Lazard")

Nationwide S&P 500 Index               Fund Asset Management L.P. ("FAM")



         Brinson Partners, a Delaware corporation and an investment management firm, is an indirect wholly-owned subsidiary of UBS AG, an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many aspects of the financial services industry. GSAM is a separate operating division of Goldman Sachs & Co., an investment banking firm whose headquarters are in New York, New York. J.P. Morgan is a directly wholly owned subsidiary of J.P. Morgan & Co. Incorporated, a bank holding company organized under the laws of Delaware. J.P. Morgan offers a wide range investment management services and acts as investment adviser to corporate and institutional clients. IMR is part of a global investment organization, AMVESCAP plc. AMVESCAP plc is a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. Lazard is a New York-based division of Lazard Freres & Co. LLC, a limited liability company registered as an investment adviser and providing investment management services to client discretionary accounts. FAM, P.O. Box 9011, Princeton, New Jersey 08543-9011, is a limited partnership, the partners of which are ML & Co. and Princeton Services. ML & Co. and Princeton Services are "controlling persons" of FAM as defined under the Investment Company Act of 1940 because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies. Prior to December 29, 1999, the Dreyfus Corporation ("Dreyfus") served as Subadviser for the S&P 500 Index Fund. Dreyfus, 200 Park Avenue, New York, N.Y. 10166, which was formed in 1947, is registered under the Investment Advisers Act of 1940, served as subadviser to the Fund pursuant to a Subadvisory Agreement dated July 23, 1998. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.


         Subject to the supervision of the VMF and the Trustees, each of the Subadvisers manages the assets of the Fund listed above in accordance with the Fund's investment objectives and policies. Each Subadviser makes investment decisions for the Fund and in connection with such investment decisions places purchase and sell orders for securities. For the investment management services they provide to the Funds, the Subadvisers receive annual fees from VMF, calculated at an annual rate based on the average daily net assets of the Funds, in the following amounts:

              FUND                                   ASSETS                      FEE

       Large Cap Value Fund                   up to $100 million                 0.35%
                                              $100 million or more               0.30%

             FUND                                  ASSETS                        FEE
       Large Cap Growth Fund                  up to $150 million                 0.40%
                                              $150 million or more               0.30%

       Balanced Fund                          up to $100 million                 0.35%
                                              $100 million or more               0.30%

       Small Cap Fund                         up to $100 million                 0.55%
                                              $100 million or more               0.40%

       International Fund                     up to $200 million                 0.45%
                                              $200 million or more               0.40%

       S&P 500 Index Fund                     up to $250 million                 0.07%
                                              next $250 million                  0.06%
                                              next $500 million                  0.05%
                                              $1 billion or more                 0.04%

         During the period from July 24, 1998 (date of commencement of operations) through October 31, 1998, NAS paid $3,939 in subadvisory fees to Dreyfus with respect to the S & P 500 Index Fund.

         VMF and the Trust have received from the Securities and Exchange Commission an exemptive order for the multi-manager structure which allows VMF to hire, replace or terminate subadvisers without the approval of shareholders; the order also allows VMF to revise a subadvisory agreement without shareholder approval. If a new subadviser is hired, the change will be communicated to shareholders within 90 days of such changes, and all changes will be approved by the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust or VMF. The order is intended to facilitate the efficient operation of the Funds and afford the Trust increased management flexibility.

         VMF provides to the Funds investment management evaluation services principally by performing initial due diligence on prospective Subadvisers for the Fund and thereafter monitoring the performance of the Subadviser through quantitative and qualitative analysis as well as periodic in-person, telephonic and written consultations with the Subadviser. VMF has responsibility for communicating performance expectations and evaluations to the Subadviser and ultimately recommending to the Trust's Board of Trustees whether the Subadviser's contract should be renewed, modified or terminated; however, VMF does not expect to recommend frequent changes of subadvisers. VMF will regularly provide written reports to the Trust's Board of Trustees regarding the results of its evaluation and monitoring functions. Although VMF will monitor the performance of the Subadvisers, there is no certainty that the Subadviser or the Fund will obtain favorable results at any given time.

THE INDEX FUNDS

         With respect to the Index Funds, each Index Fund invests all of its assets in shares of the corresponding Series of Quantitative Master Series Trust. Accordingly, the Index Funds do not invest directly in portfolio securities and do not require investment advisory services. All portfolio management occurs at the level of Quantitative Master Series Trust. Quantitative Master Series Trust has entered into a management agreement ("Management Agreement") with Fund Asset Management, L.P. ("Fund Asset Management").



         Fund Asset Management provides Quantitative Master Series Trust with investment advisory and management services. Subject to the supervision of the Board of Trustees of Quantitative Master Series Trust, Fund Asset Management is responsible for the actual management of each Series' portfolio and constantly reviews the Series' holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with Fund Asset Management. Fund Asset Management performs certain of the other administrative services and provides all the office space, facilities, equipment and necessary personnel for management of the Series.



         Securities held by the Series of Quantitative Master Series Trust may also be held by, or be appropriate investments for, other funds or investment advisory clients for which Fund Asset Management or its affiliates act as an adviser. Because of different objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities by Fund Asset Management for the Series or other funds for which it acts as investment adviser or for its advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of Fund Asset Management or its affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold there may be an adverse effect on price.



         As discussed in the Prospectus, Fund Asset Management receives for its services to the Series monthly compensation at the annual rates of the average daily net assets of each Series as follows:



         Name of Series                                                              Management Fee
         --------------                                                              --------------

         Master Small Cap Series..........................................................  0.08%
         Master Mid Cap Series............................................................  0.01%
         Master Aggregate Bond Series.....................................................  0.06%
         Master International (Capitalization Weighted) Series............................  0.01%


         The table below sets forth information about the total investment advisory fees paid by the Series to Fund Asset Management, and any amount voluntarily waived by Fund Asset Management.

                                            Small Cap      Aggregate Bond     International
                                             Series            Series            Series
                                             ------            ------            ------

December 31, 1997*
     Contractual amount                     $ 36,425          $ 88,609          $100,102
     Amount waived (if applicable)          $ 36,425          $ 37,562          $ 35,546
December 31, 1998
     Contractual amount                     $ 61,476          $238,378          $142,489
     Amount waived (if applicable)          $ 61,476          $  2,537          $ 87,182

* Period is from commencement of operations (April 3, 1997 for the Aggregate Bond Index Series, and April 9, 1997 for the Small Cap Index Series and the International Index Series).

         The Master Mid Cap Series did not commence operations until ______________, 1999.


         The Management Agreement obligates Fund Asset Management to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of Quantitative Master Series Trust connected with investment and economic research, trading and investment management of Quantitative Master Series Trust, as well as the fees of all Trustees who are affiliated persons of Fund Asset Management or any of their affiliates. Each Series pays all other expenses incurred in the operation of the Series (except to the extent paid by Merrill Lynch Funds Distributor), including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, stock certificates, shareholder reports, copies of the registration statements, charges of the custodian, any sub-custodian and transfer agent, expenses of portfolio transactions, expenses of redemption of shares, Securities and Exchange Commission fees, expenses of registering the shares under federal, state or foreign laws, fees and out-of-pocket expenses of unaffiliated Trustees, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by Quantitative Master Series Trust or the Series. Merrill Lynch Funds Distributor will pay certain of the expenses of Quantitative Master Series Trust incurred in connection with the offering of its shares of beneficial interest of each of the Series.


         Fund Asset Management is a limited partnership, the partners of which are ML & Co. and Princeton Services. ML & Co. and Princeton Services are "controlling persons" of Fund Asset Management as defined under the 1940 Act because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies.

         Unless earlier terminated as described below, the Management Agreement will remain in effect from year to year with respect to each Series if approved annually (a) by the Board of Trustees or by a majority of the outstanding shares of the Series and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the 1940 Act) of any such party. Such contract is not assignable and may be terminated without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Series.

MORLEY CAPITAL ACCUMULATION AND ENHANCED INCOME FUNDS

         Under the terms of the Trust's investment advisory agreement with UBT (the "UBT Advisory Agreement"), UBT manages the Morley Capital Accumulation and Enhanced Income Funds (the "Morley Funds") subject to the supervision and direction of the Board of Trustees. UBT will: (i) act in strict conformity with the Declaration of Trust and the 1940 Act, as the same may from time to time be amended; (ii) manage the Morley Funds in accordance with the Funds' investment objectives, restrictions and policies; (iii) make investment decisions for the Morley Funds; and (iv) place purchase and sale orders for securities and other financial instruments on behalf of the Morley Funds.


         UBT has informed the Fund that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Fund, UBT will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of UBT, its parent or its affiliates and, in dealing with its customers, UBT, its parent and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by UBT or any such affiliate.



         Morley Financial Services, Inc. ("MFS") owns 100% of the issued and outstanding voting securities of UBT. MFS, an Oregon corporation, is a wholly owned subsidiary of Villanova Capital, Inc.


         UBT is a state bank and trust company chartered in 1913 and reorganized under the laws of the state of Oregon in 1992. UBT provides a range of investment and fiduciary services to institutional clients. UBT maintains and manages common and pooled trust funds invested primarily in fixed income assets whose principal value is relatively stable. UBT currently has approximately $1.0 billion under management. UBT also acts as custodian with respect to similar fixed income assets.


         Under the terms of the UBT Advisory Agreement, UBT pays the Morley Funds' pro rata share of the compensation of the Trustees who are interested persons of the Trust and officers and employees of UBT. UBT also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Morley Funds and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Morley Funds.



         The UBT Advisory Agreement also specifically provides that UBT, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Morley Funds, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the UBT Advisory Agreement. The UBT Advisory Agreement will continue in effect for an initial period of two years and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Fund, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The UBT Advisory Agreement terminates automatically in the event of its "assignment", as defined under the 1940 Act. It may be terminated as to a Morley Fund without penalty by vote of a majority of the outstanding voting securities of the Fund, or by either party, on not less than 60 days written notice. The UBT Advisory Agreement further provides that UBT may render similar services to others.




         Subject to the Morley Funds' Expense Limitation Agreements, the Trust pays the compensation of the Trustees who are not interested persons of the Trust and all expenses (other than those assumed by UBT), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; fees under the Trust's Fund Administration Agreement; fees and expenses of independent certified public accountants, legal counsel, and any transfer agent, registrar, and dividend disbursing agent of the Trust; expenses of preparing, printing, and mailing shareholders' reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions, insurance premiums, fees and expenses of the custodian for all services to the Trust; and expenses of calculating the net asset value of shares of the Trust, expenses of shareholders' meetings, and expenses relating to the issuance, registration, and qualification of shares of the Trust.



         As compensation for UBT's services to the Morley Capital Accumulation Fund, the Fund is obligated to pay UBT a fee computed and accrued daily and paid monthly at an annual rate of 0.35% of the average daily net assets of the Fund. UBT has agreed to waive 0.10% of that fee until further written notice to shareholders. In the interest of limiting the expenses of the Fund, UBT has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement"). Pursuant to the Expense Limitation Agreement, UBT has agreed to waive or limit its fees and to assume other expenses (except for Rule 12b-1
Fees) to the extent necessary to limit the total annual operating expenses of each Class of the Fund (expressed as a percentage of average daily net assets and excluding Rule 12b-1 Fees) to no more than 0.70% for ISC Shares 0.55% for IC Shares and 0.70% for IRA Shares. Reimbursement by the Fund of the advisory fees waived or limited and other expenses reimbursed by UBT pursuant to the Expense Limitation Agreement may be made at a later date when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $50 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by UBT is not permitted.


         As compensation for UBT's services to the Morley Enhanced Income Fund, the Fund is obligated to pay UBT a fee computed and accrued daily and paid monthly at an annual rate of 0.35% of the average daily net assets of the Fund. In the interest of limiting the expenses of the Fund, UBT has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement"). Pursuant to the Expense Limitation Agreement, UBT has agreed to waive or limit its fees and to assume other expenses (except for Rule 12b-1 Fees and Administrative Service Fees) to the extent necessary to limit the total annual operating expenses of each Class of the Fund to 0.90% for Class A, 0.70% for Class Y and 0.45% for Institutional Class shares. Reimbursement by the Fund of the advisory fees waived or limited and other expenses reimbursed by UBT pursuant to the Expense Limitation Agreement may be made at a later date when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by UBT is not permitted.

DISTRIBUTOR

         NAS serves as underwriter for each of the Funds in the continuous distribution of its shares pursuant to a Underwriting Agreement dated as of May 9, 1998, as amended as of December ____, 1999 (the "Underwriting Agreement"). Unless otherwise terminated, the Underwriting Agreement will continue in effect until May 9, 2000, and year to year thereafter for successive annual periods, if, as to each Fund, such continuance is approved at least annually by (i) the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

         In its capacity as Distributor, NAS solicits orders for the sale of shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. NAS receives no compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the sales charge imposed upon sales of shares of the Funds.

DISTRIBUTION PLAN

         The Funds have adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the 1940 Act. The Plan permits the Funds to compensate NAS, as the Funds' Distributor, for expenses associated with the distribution of shares of the Funds. Although actual distribution expenses may be more or less, under the Plan the Funds pay NAS an annual fee in an amount that will not exceed the following amounts:

     -    0.25% of the average daily net assets of Class A shares of each Fund;




     -    1.00% of the average daily net assets of Class B shares of the Funds.





         Distribution expenses paid by NAS may include the costs of marketing, printing and mailing prospectuses and sales literature to prospective investors, advertising, and compensation to sales personnel and broker-dealers as well as payments to broker-dealers for shareholder services.

         As required by Rule 12b-1, the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan was initially approved by the Board of Trustees on November 5, 1999, with respect to the Funds. The Plan may be terminated as to a Class of a Fund by vote of a majority of the Independent Trustees, or by vote of majority of the outstanding shares of that Class. Any change in the Plan that would materially increase the distribution cost to a Class requires shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding shares of the applicable Class. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan as to a Fund must determine that there is a reasonable likelihood that the Plan will benefit such Fund and its shareholders.

         The Board of Trustees of the Trust believes that the Plan is in the best interests of the Funds since it encourages Fund growth and maintenance of Fund assets. As the Funds grow in size, certain expenses, and therefore total expenses per share, may be reduced and overall performance per share may be improved.

         NAS may enter into, from time to time, Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of a Fund's shares including, but not limited to, those discussed above.

ADMINISTRATIVE SERVICES PLAN


         Under the terms of an Administrative Services Plan, a Fund is permitted to enter into Servicing Agreements with servicing organizations, such as NAS, who agree to provide certain administrative support services in connection with the Class A shares of the Funds. Such administrative support services include but are not limited to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering inquiries regarding the Funds, providing periodic statements showing the account balance for beneficial owners or for plan participants or contract holders of insurance company separate accounts, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required.


         As authorized by the Administrative Services Plan, the Trust has entered into a Servicing Agreement effective December ____, 1999, pursuant to which Nationwide Financial Services, Inc. has agreed to provide certain administrative support services in connection with Class A shares of each Fund held beneficially by its customers. In consideration for providing administrative support services, NFS and other entities with which the Trust may enter into Servicing Agreements (which may include NAS) will receive a fee, computed at the annual rate of up to 0.25% of the average daily net assets of the Class A shares of each Fund, held by customers of NFS or such other entity.


FUND ADMINISTRATION

         Under the terms of a Fund Administration Agreement, Villanova SA Capital Trust ("VSA"), a wholly owned subsidiary of Villanova Capital, Inc., provides for various administrative and accounting services, including daily valuation of the Funds' shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees. For these services, each Fund pays VSA an annual fee based on each Fund's average daily net assets at the following rates (with an annual minimum fee of $_____ per Fund):


          FUND                                   ASSETS                                         FEE

Small Cap Index Fund                       $0 up to $250 million                                0.27%
                                           $250 million and more                                0.24%

Mid Cap Market Index Fund                  $0 up to $250 million                                0.29%
                                           $250 million and more                                0.26%


International Index Fund                   $0 up to $250 million                                0.34%
                                           $250 million and more                                0.31%


Bond Index Fund                            $0 up to $250 million                                0.29%
                                           $250 million and more                                0.26%


SUB-ADMINISTRATORS

          VSA has entered into a Sub-Administration Agreement with BISYS Fund Services Ohio, Inc. ("BISYS") to provide certain fund administration services for each of the Funds. For these services, VSA pays BISYS a fee equal to the greater of $50,000 of an annual fee at the following rates based on the average daily net assets of the aggregate of all the funds [of the Trust] that BISYS is providing such services for:

                           ASSETS                                      FEE

                  $0 up to $13 million                                 0.045%
                  $13 million up to $25 million                        0.02%
                  $25 million up to $50 million                        0.015%
                  $50 million and more                                 0.01%

         VSA has also entered into a Sub-Administration Agreement with Fund Asset Management, L.P. that covers the fund accounting, custody and other administrative expenses at the Series level with respect to the Index Funds only. For these services, VSA pays Fund Asset Management, L.P. an annual fee based on the average daily net assets as follows: 0.07% for the Small Cap Index Fund, 0.09% for the Mid Cap Index Fund, 0.14% for the International Index Fund and 0.09% for the Bond Index Fund.

TRANSFER AGENT


         Nationwide Investors Services, Inc. ("NISI"), a wholly owned subsidiary of VSA, Three Nationwide Plaza, Columbus, Ohio 43215, serves as transfer agent and dividend disbursing agent for each of the Funds. For these services, NISI receives an annual fee of .01% of each of the Funds' total assets with respect to the Institutional Class and an annual account fee of $18 with respect to each Fund's Class A Shares and Class B Shares from each of the Funds.


CUSTODIAN

         The Fifth Third Bank ("Fifth Third"), 38 Fountain Square Plaza, Cincinnati, OH 45263, is the custodian for the Funds and makes all receipts and disbursements under a Custody Agreement. Fifth Third performs no managerial or policy-making functions for the Funds.

LEGAL COUNSEL

         Dietrich, Reynolds & Koogler, One Nationwide Plaza, Columbus, OH 43215, serves as the Trust's legal counsel.

AUDITORS

         KPMG LLP, Two Nationwide Plaza, Columbus, OH 43215, serves as the independent auditors for the Trust.

BROKERAGE ALLOCATION

THE INDEX FUNDS

         Because the Index Funds will invest exclusively in shares of their corresponding Series, it is expected that all transactions in portfolio securities will be entered into by the Series. Subject to policies established by the Board of Trustees of Quantitative Master Series Trust, Fund Asset Management is primarily responsible for the execution of the Series' portfolio transactions and the allocation of brokerage. Quantitative Master Series Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities of the Series. Where possible, Quantitative Master Series Trust deals directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. It is the policy of Quantitative Master Series Trust to obtain the best results in conducting portfolio transactions for the Series, taking into account such factors as price (including the applicable dealer spread or commission), the size, type and difficulty of the transaction involved, the firm's general execution and operations facilities and the firm's risk in positioning the securities involved. The portfolio securities of the Series generally are traded on a principal basis and normally do not involve either brokerage commissions or transfer taxes. The cost of portfolio securities transactions of the Series primarily consists of dealer or underwriter spreads. While reasonable competitive spreads or commissions are sought, Quantitative Master Series Trust will not necessarily be paying the lowest spread or commission available. Transactions with respect to the securities of small and emerging growth companies in which the Series may invest may involve specialized services on the part of the broker or dealer and thereby entail higher commissions or spreads than would be the case with transactions involving more widely trading securities.



         Subject to obtaining the best price and execution, broker-dealers who provide supplemental investment research (such as quantitative and modeling information assessments and analyses of the business or prospects of a company, industry or economic sector) to Fund Asset Management may receive orders for transactions by Quantitative Master Series Trust. Information so received will be in addition to and not in lieu of the services required to be performed by Fund Asset Management under its Management Agreement and the expense of Fund Asset Management will not necessarily be reduced as a result of the receipt of such supplemental information. If in the judgment of Fund Asset Management Quantitative Master Series Trust will be benefited by supplemental research services, Fund Asset Management is authorized to pay brokerage commissions to a broker-dealer furnishing such services which are in excess of commissions which another broker-dealer may have charged for effecting the same transaction. Supplemental investment research obtained from such broker-dealers might be used by Fund Asset Management in servicing all of its accounts and all such research might not be used by Fund Asset Management in connection with the Series.



         For the fiscal period April 3, 1997 (commencement of operations) to December 31, 1997, the Series paid brokerage commissions of $0 for the Master Aggregate Bond Series. For the fiscal period April 9, 1997 (commencement of operations) to December 31, 1997, the Series paid brokerage commissions of $60,361 and $146,336 for the Master Small Cap Series and the Master International (Capitalization Weighted) Series, respectively. The Series paid no commissions to Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("Merrill Lynch"). For the fiscal year ended December 31, 1998, the following table shows the amount of brokerage commissions paid by each Series to Merrill Lynch, the percentage of each Series brokerage commissions paid to Merrill Lynch, the percentage of each Series aggregate dollar amount of transactions involving the payment of commissions effected through Merrill Lynch and aggregate brokerage commissions paid by each Series:

                                                     Small Cap         Aggregate Bond       International
                                                       Series              Series              Series

Aggregate brokerage commissions
   paid to Merrill Lynch.......................      $          0            $    0           $  1,299
% of Fund's aggregate brokerage
   commissions paid to Merrill Lynch...........              0.00%             0.00%              1.75%
% of Fund's aggregate dollar amount
   of transactions effected through
   the broker..................................              0.00%             0.00%              0.20%
Aggregate brokerage
   Commissions paid............................      $     50,264            $    0           $ 74,373

         As of December 31, 1998, the Master Mid Cap Series had not yet commenced operations.


         Under the 1940 Act, persons affiliated with Quantitative Master Series Trust and persons who are affiliated with such persons are prohibited from dealing with Quantitative Master Series Trust as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Commission. Since transactions in the OTC market usually involve transactions with dealers acting as principal for their own accounts, affiliated persons of Quantitative Master Series Trust, including Merrill Lynch and any of its affiliates, will not serve as Quantitative Master Series Trust's dealer in such transactions. However, affiliated persons of Quantitative Master Series Trust may serve as its broker in listed or OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, Quantitative Master Series Trust may not purchase securities during the existence of any underwriting syndicate for such securities of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves as placement agent except pursuant to procedures adopted by the Board of Trustees of Quantitative Master Series Trust that either comply with rules adopted by the Commission or with interpretations of the Commission staff.



         Certain court decisions have raised questions as to the extent to which investment companies should seek exemptions under the 1940 Act in order to seek to recapture underwriting and dealer spreads from affiliated entities. The Trustees of Quantitative Master Series Trust have considered all factors deemed relevant and have made a determination not to seek such recapture at this time. The Trustees will reconsider this matter from time to time.


         Section 11(a) of the Exchange Act generally prohibits members of the U.S. national securities exchanges from executing exchange transactions for their affiliates and institutional accounts that they manage unless the member
(i) has obtained prior express authorization from the account to effect such transactions, (ii) at least annually furnishes the account with a statement setting forth the aggregate compensation received by the member in effecting such transactions, and (iii) complies with any rules the Commission has prescribed with respect to the requirements of clauses (i) and (ii). To the extent Section 11(a) would apply to Merrill Lynch acting as a broker for Quantitative Master Series Trust in any of its portfolio transactions executed on any such securities exchange of which it is a member, appropriate consents have been obtained from Quantitative Master Series Trust and annual statements as to aggregate compensation will be provided to Quantitative Master Series Trust. Securities may be held by, or be appropriate investments for, the Series as well as other funds or investment advisory clients of Fund Asset Management.



         Because of different objectives or other factors, a particular security may be bought for one or more clients of Fund Asset Management or an affiliate when one or more clients of Fund Asset Management or an affiliate are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve Quantitative Master Series Trust or other clients or funds for which Fund Asset Management or an affiliate acts as manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of Fund Asset Management or an affiliate during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

ADDITIONAL INFORMATION ON PURCHASES AND SALES

CLASS A SALES CHARGES

The chart below shows the Class A sales charges, which decrease as the amount of your investment increases.

CLASS A SHARES

                                            Sales charge as %            Sales charge as %
Amount of purchase                          of offering price           of amount invested
------------------                          -----------------           ------------------

Less than $50,000                                  5.75%                       6.10%
$50,000 to $99,999                                 4.50                        4.71
$100,000 to $249,999                               3.50                        3.63
$250,000 to $499,999                               2.50                        2.56
$500,000 to $999,999                               2.00                        2.04
$1 million to $24,999,999                          0.50                        0.50
$25 million or more                                0.25                        0.25

NET ASSET VALUE PURCHASE PRIVILEGE (CLASS A SHARES ONLY).--THE SALES CHARGE APPLICABLE TO CLASS A SHARES MAY BE WAIVED FOR THE FOLLOWING PURCHASES DUE TO THE REDUCED MARKETING EFFORT REQUIRED BY NAS:

(1) shares sold to other registered investment companies affiliated with VMF,

(2) shares sold:

     (a) to any pension, profit sharing, or other employee benefit plan for the employees of VMF, any of its affiliated companies, or investment advisory clients and their affiliates;

     (b)  to any endowment or non-profit organization;

     (c) to any pension, profit sharing, or deferred compensation plan which is qualified under Sections 401(a), 403(b) or 457 of the Internal Revenue Code of 1986 as amended, dealing directly with NAS with no sales representative involved upon written assurance of the purchaser that the shares are acquired for investment purposes and will not be resold except to the Trust;

     (d) to any life insurance company separate account registered as a unit investment trust;

     (e) to any person purchasing through an account with an unaffiliated brokerage firm having an agreement with NAS to waive sales charges for those persons;

     (f) to any directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with NAS;

     (g) to any person who pays for such shares with the proceeds of mutual fund shares redeemed from an NAS brokerage account; to qualify, the person must have paid an initial sales charge or CDSC on the redeemed shares and the purchase of Class A shares must be made within 60 days of the redemption. This waiver must be requested when the purchase order is placed, and NAS may require evidence of qualification for this waiver;





     (h) to any person who pays for such shares with the proceeds of mutual funds shares redeemed from an account in the NEA Valuebuilder Mutual Fund Program. This waiver is only available for the initial purchase if shares were made with such proceeds. NAS may require evidence of qualification for such waiver; and



     (i) to certain employer-sponsored retirement plan including pension, profit sharing or deferred compensation plans which are qualified under Sections 401(a), 403(b) or 457 of the Internal Revenue Code.


     (j) Trustees and retired Trustees of Nationwide Mutual Funds (including its predecessor Trusts);

     (k) Directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives (including mother, father, brothers, sisters, grandparents and grandchildren) and immediate relatives of deceased employees of any member of Nationwide Insurance and Nationwide Financial companies, or any investment advisory clients of VMF, VSA, NAS and their affiliates; and

     (l) Directors, officers, full-time employees, their spouses, children or immediate relatives and immediate relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time (including but not limited to, Farmland Insurance Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farmers' Association, Ruralite Services, Inc., and Southern States Cooperative).

CDSC APPLICABLE FOR CLASS A SHARES

         Employer sponsored retirement plans which purchase Class A shares at net asset value (other than those investing in Funds through a variable insurance product) are subject to a CDSC, payable to NAS, of 1.00% if a finder's fee (as described below) was paid on the purchase of the shares and the shares are redeemed within the first year after purchase, 0.50% if redeemed within the second year and 0.25% if redeemed within the third year. The sales charge is applied to the original purchase price, or the current market value of the shares being sold, whichever is less. A CDSC will be charged on redemptions of $1 million or more within a 12 month period.

NAS will pay a finder's fee at the plan sponsor level at the time of purchase to the dealer of record at the time of purchase at the following rates:

1.00% for sales of the Funds of $1 million up to $3 million

0.50% for sales of the Funds of $3 million up to $50 million

0.25% for sales of the Funds of $50 million or more

The finder's fee is paid on the aggregate assets of all Funds held at the plan sponsor level.

SIGNATURE GUARANTEE


         A signature guarantee is required if the redemption is over $100,000, if your account registration has changed within the last 30 days, if the redemption check is made payable to anyone other than the registered shareholder, if the proceeds are sent to a bank account not previously designated, or if are mailed to an address other than the address of record. NAS reserves the right to require a signature guarantee in other circumstances, without notice. Based on the circumstances of each transaction, NAS reserves the right to require that your signature be guaranteed by an authorized agent of an "eligible guarantor institution," which includes, but is not limited to, certain banks, credit unions, savings associations, and member firms of national securities exchanges. A signature guarantee is designed to protect the shareholder by helping to prevent an unauthorized person from redeeming shares and obtaining the proceeds. A notary public is not an acceptable guarantor. In certain special cases (such as corporate or fiduciary registrations), additional legal documents may be required to ensure proper authorizations. If NAS decides to require signature guarantees in all circumstances, shareholders will be notified in writing prior to implementation of the policy.



VALUATION OF SHARES

         The net asset value per share for each of the Funds is determined 15 minutes after the close of regular trading on the New York Stock Exchange (usually 4 P.M. Eastern Time), each day that the Exchange is open. The time at which a Fund's net asset value per share is calculated is referred to as the "Valuation Time."

         The Funds will not compute net asset value on customary business holidays, including Christmas, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day and Thanksgiving.

         The net asset value per share of a class is computed by adding the value of all securities and other assets in a Fund's portfolio allocable to such class, deducting any liabilities allocable to such class and any other liabilities charged directly to that class and dividing by the number of shares outstanding in such class.

THE INDEX FUNDS


         The principal assets of each Index Fund will normally be its interest in the underlying Series, which will be valued at its net asset value. Portfolio securities that are traded on stock exchanges are valued at the last sale price (regular way) on the exchange on which such securities are traded as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions and at the last available ask price for short positions. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Trustees of Quantitative Master Series Trust as the primary market. Long positions in securities traded in the OTC market are valued at the last available bid price in the OTC market prior to the time of valuation. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market. Short positions in securities traded in the OTC market are valued at the last available ask price in the OTC market prior to the time of valuation. When the Series writes an option, the amount of the premium received is recorded on the books of the Series as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased by the Series are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Other investments, including financial futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trustees of Quantitative Master Series Trust, including valuations furnished by a pricing service retained by Quantitative Master Series Trust. Such valuations and procedures will be reviewed periodically by the Trustees.



         Generally, trading in non-U.S. securities, as well as U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the Exchange. The values of such securities used in computing the net asset value of a Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of business on the Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the Exchange that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Trustees of Quantitative Master Series Trust.



     Each investor in Quantitative Master Series Trust may add to or reduce its investment in any Series on each day the Exchange is open. The value of each investor's (including the respective Index

Funds') interest in a Series will be determined as of 15 minutes after the close of business on the Exchange (generally 4:00 p.m., New York Time) by multiplying the net asset value of the Series by the percentage, effective for that day, that represents that investor's share of the aggregate interests in such Series. Any additions or withdrawals, which are to be effected on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in a Series will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Series as of the time or determination on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Series effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Series as of such time on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Series by all investors in the Series. The percentage so determined will then be applied to determine the value of the investor's interest in such Series as of 15 minutes after the close of business of the Exchange on the next day the Exchange is open.




INVESTOR STRATEGIES

1 AUTOMATIC ASSET ACCUMULATION--This is a systematic investment strategy which combines automatic monthly transfers from your personal checking account to your mutual fund account with the concept of Dollar Cost Averaging. With this strategy, you invest a fixed amount monthly over an extended period of time, during both market highs and lows. Dollar Cost Averaging can allow you to achieve a favorable average share cost over time since your fixed monthly investment buys more shares when share prices fall during low markets, and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past.

         You can get started with Automatic Asset Accumulation for as little as $25 a month in a Fund.

2 AUTOMATIC ASSET TRANSFER--This systematic investment plan allows you to transfer $25 or more to a Fund from another Fund systematically, monthly or quarterly, after Fund minimums have been met. The money is transferred on the 25th day of the month as selected or on the preceding business day. Dividends of any amount can be moved automatically from one Fund to another at the time they are paid. This strategy can provide investors with the benefits of Dollar Cost Averaging through an opportunity to achieve a favorable average share cost over time. With this plan, your fixed monthly or quarterly transfer from the Fund to any other Fund you select buys more shares when share prices fall during low markets and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past.

3        AUTOMATIC WITHDRAWAL PLAN ($50 OR MORE)--You may have checks for any fixed amount of $50 or more automatically sent bi-monthly, monthly, quarterly, three times/year, semi-annually or annually, to you (or anyone you designate) from your account.

         NOTE: If you are withdrawing more shares than your account receives in dividends, you will be decreasing your total shares owned, which will reduce your future dividend potential.

INVESTOR PRIVILEGES

         The Funds offer the following privileges to shareholders. Additional information may be obtained by calling NAS toll-free at 1-800-848-0920.

1        NO SALES CHARGE ON REINVESTMENTS--All dividends and capital gains will be automatically reinvested free of charge in the form of additional shares within the same Fund and class or another specifically requested Fund (but the same class) unless you have chosen to receive them in cash on your application. Unless requested in writing by the shareholder, the Trust will not mail checks for dividends and capital gains of less than $5 but instead they will automatically be reinvested in the form of additional shares, and you will receive a confirmation.

2        EXCHANGE PRIVILEGE--The exchange privilege is a convenient way to exchange shares from one Fund to another Fund in order to respond to changes in your goals or in market conditions. HOWEVER, AN EXCHANGE IS A SALE AND PURCHASE OF SHARES AND, FOR FEDERAL AND STATE INCOME TAX PURPOSES, MAY RESULT IN A CAPITAL GAIN OR LOSS. The registration of the account to which you are making an exchange must be exactly the same as that of the Fund account from which the exchange is made, and the amount you exchange must meet the applicable minimum investment of the Fund being purchased.

EXCHANGES AMONG FUNDS

         Exchanges may be made among any of the Funds within the same class or among any class in any of the Funds and Prime Shares of the Nationwide Money Market Fund. For certain exchanges of Class A shares among the Funds, you may pay the difference between the sales charges, if a higher sales charge is applicable. Exchanges within Service Class shares may be made without incurring a sales charge.

         An exchange from the Prime Shares of the Nationwide Money Market Fund into another Fund will be subject to the applicable sales charge unless already paid.

         There is no administrative fee or exchange fee. The Trust reserves the right to reject any exchange request it believes will result in excessive transaction costs, or otherwise adversely affect other shareholders. The Trust reserves the right to change the exchange privilege upon at least 60 days' written notice to shareholders.

EXCHANGES MAY BE MADE FOUR CONVENIENT WAYS:


BY TELEPHONE

         NAS NOW--You can automatically process exchanges by calling 1-800-637-0012, 24 hours a day, seven days a week. However, if you declined the option in the application, you will not have this automatic exchange privilege. NAS NOW also gives you quick, easy access to mutual fund information. Select from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions as well as other mutual fund information. You must call our toll-free number by the Valuation Time to receive that day's closing share price. See "VALUATION OF SHARES" above information as to when a Fund's Valuation Time is.

         CUSTOMER SERVICE LINE--By calling 1-800-848-0920, you may exchange shares by telephone. Requests may be made only by the account owner(s). You must call our toll-free number by the Valuation Time to receive that day's closing share price.

         NAS may record all instructions to exchange shares. NAS reserves the right at any time without prior notice to suspend, limit or terminate the telephone exchange privilege or its use in any manner by any person or class.

         The Funds will employ the same procedure described under "Buying, Selling and Exchanging Fund Shares" in the Prospectus to confirm that the instructions are genuine.

         The Funds will not be liable for any loss, injury, damage, or expense as a result of acting upon instructions communicated by telephone reasonably believed to be genuine, and the Funds will be held harmless from any loss, claims or liability arising from its compliance with such instructions. These options are subject to the terms and conditions set forth in the Prospectus and all telephone transaction calls may be tape recorded. The Funds reserve the right to revoke this privilege at any time without notice to shareholders and request the redemption in writing, signed by all shareholders.

BY MAIL OR FAX-- Write or fax to Nationwide Advisory Services, Inc., Three Nationwide Plaza, P.O. Box 1492, Columbus, Ohio 43216-1492 or FAX (614) 249-8705. Please be sure that your letter or facsimile is signed exactly as your account is registered and that your account number and the Fund from which you wish to make the exchange are included. For example, if your account is registered "John Doe and Mary Doe", "Joint Tenants With Right of Survivorship,' then both John and Mary must sign the exchange request. The exchange will be processed effective the date the signed letter or fax is received. Fax requests received after 4 P.M. Eastern Time will be processed as of the next business day. NAS reserves the right to require the original document if you use the fax method.


BY ON LINE ACCESS -- Log on to our website http://www.nationwidefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can choose to receive information on all of our funds as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to buy Fund shares on its website at any time, in which case you may continue to exchange shares by mail, wire or telephone pursuant to the Prospectus.


3        NO SALES CHARGE ON A REPURCHASE--If you redeem all or part of your
Class A shares on which you paid a front-end sales charge, you have a one-time privilege to reinvest all or part of the redemption proceeds in any shares of the same class, without a sales charge, within 30 days after the effective date of the redemption.

         If you realize a gain on your redemption, the transaction is taxable, and reinvestment will not alter any capital gains tax payable. If you realize a loss and you use the reinstatement privilege, some or all of the loss will not be allowed as a tax deduction depending upon the amount reinvested.

INVESTOR SERVICES

1        NAS NOW AUTOMATED VOICE RESPONSE SYSTEM--Our toll-free number
1-800-637-0012 will connect you 24 hours a day, seven days a week to NAS NOW. Through a selection of menu options, you can conduct transactions, hear fund price information, mailing and wiring instructions and other mutual fund information.

2        TOLL-FREE INFORMATION AND ASSISTANCE--Customer service representatives are available to answer questions regarding the Funds and your account(s) between the hours of 8 A.M. and 5 P.M. Eastern Time. Call toll-free:
1-800-848-0920 or contact NAS at our FAX telephone number (614) 249-8705.

3        RETIREMENT PLANS --Shares of the Funds may be purchased for
Self-Employed Retirement Plans, Individual Retirement Accounts (IRAs), Roth IRAs, Educational IRAs, Simplified Employee Pension Plans, Corporate Pension Plans, Profit Sharing Plans and Money Purchase Plans. For a free information kit, call 1-800-848-0920.

4        SHAREHOLDER CONFIRMATIONS--You will receive a confirmation statement each time a requested transaction is processed. However, no confirmations are mailed on certain pre-authorized, systematic transactions. Instead, these will appear on your next consolidated statement.

5        CONSOLIDATED STATEMENTS--Shareholders of the Funds receive statements as of the end of [March, June, September and December]. Please review your statement carefully and notify us immediately if there is a discrepancy or error in your account.

         For shareholders with multiple accounts, your consolidated statement will reflect all your current holdings in the Funds. Your accounts are consolidated by social security number and zip code. Accounts in your household under other social security numbers may be added to your statement at your request. Depending on which Funds you own, your consolidated statement will be sent either monthly or quarterly. Only transactions during the reporting period will be reflected on the statements. An annual summary statement reflecting all calendar-year transactions in all your Funds will be sent after year-end.

6        AVERAGE COST STATEMENT--This statement may aid you in preparing your tax return and in reporting capital gains and losses to the IRS. If you redeemed any shares during the calendar year, a statement reflecting your taxable gain or loss for the calendar year (based on the average cost you paid for the redeemed shares) will be mailed to you following each year-end. Average cost can only be calculated on accounts opened on or after January 1, 1984. Fiduciary accounts and accounts with shares acquired by gift, inheritance, transfer, or by any means other than a purchase cannot be calculated.

         Average cost is one of the IRS approved methods available to compute gains or losses. You may wish to consult a tax advisor on the other methods available. The average cost information will not be provided to the IRS. If you have any questions, contact one of our service representatives at 1-800-848-0920.

7        SHAREHOLDER REPORTS--All shareholders will receive reports semi-annually detailing the financial operations of the funds.

8        PROSPECTUSES--Updated prospectuses will be mailed to you annually.

9        UNDELIVERABLE MAIL--If mail from NAS to a shareholder is returned as undeliverable on three or more consecutive occasions, NAS will not send any future mail to the shareholder unless it receives notification of a correct mailing address for the shareholder. Any dividends that would be payable by check to such shareholders will be reinvested in the shareholder's account until NAS receives notification of the shareholder's correct mailing address.

FUND PERFORMANCE ADVERTISING

CALCULATING YIELD AND TOTAL RETURN

         The Funds may from time to time advertise historical performance, subject to Rule 482 under the Securities Act. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         All performance advertisements shall include average annual (compound) total return quotations for the most recent one, five, and ten-year periods (or life if a Fund has been in operation less than one of the prescribed periods). Average annual (compound) total return represents redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 minus the maximum sales charge, for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. In calculating the standard total returns for Class A shares, the current maximum applicable sales charge is deducted from the initial investment. The one, five, and ten-year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.

         Standardized yield and total return quotations will be compared separately for each Class of shares. Because of differences in the fees and/or expenses borne by Class A, Class B and Institutional Class shares of the Funds, the net yields and total returns on Class A, Class B and Institutional Class shares can be expected, at any given time, to differ from class to class for the same period.



         Each of the Funds, may also from time to time advertise a uniformly calculated yield quotation. This yield is calculated by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period, assuming reinvestment of all dividends and distributions. This yield formula uses the average number of shares entitled to receive dividends, provides for semi-annual compounding of interest, and includes a modified market value method for determining amortization. The yield will fluctuate, and there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The effect of sales charges are not reflected in the calculation of the yields, therefore, a shareholders actual yield may be less.


NONSTANDARD RETURNS

         The Funds may also choose to show nonstandard returns including total return, and simple average total return. Nonstandard returns may or may not reflect reinvestment of all dividends and capital gains; in addition, sales charge assumptions will vary. Sales charge percentages decrease as amounts invested increase as outlined in the prospectus; therefore, returns increase as sales charges decrease.

         Total return represents the cumulative percentage change in the value of an investment over time, calculated by subtracting the initial investment from the redeemable value and dividing the result by the amount of the initial investment. The simple average total return is calculated by dividing total return by the number of years in the period, and unlike average annual (compound) total return, does not reflect compounding.

RANKINGS AND RATINGS IN FINANCIAL PUBLICATIONS

         The Funds may report their performance relative to other mutual funds or investments. The performance comparisons are made to: other mutual funds with similar objectives; other mutual funds with different objectives; or, to other sectors of the economy. Other investments which the Funds may be compared to include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; market indexes; fixed-rate, insured bank CDs, bank money market deposit accounts and passbook savings; and the Consumer Price Index.

         Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to: Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, Schabaker Investment Management, Kanon Bloch Carre & Co.; magazines such as Money, Fortune, Forbes, Kiplinger's Personal Finance Magazine, Smart Money, Mutual Funds, Worth, Financial World, Consumer Reports, Business Week, Time, Newsweek, U.S. News and World Report; and other publications such as the Wall Street Journal, Barron's, Columbus Dispatch, Investor's Business Daily, and Standard & Poor's Outlook.

         The rankings may or may not include the effects of sales charges.

ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

         The Trust presently offers the following series of shares of beneficial interest, without par value and with the various classes listed; eight of these series are the Funds:


Series                                                    Share Classes

Nationwide Mid Cap Growth Fund                            Class A, Class B, Class D
Nationwide Growth Fund                                    Class A, Class B, Class D
Nationwide Fund                                           Class A, Class B, Class D
Nationwide Bond Fund                                      Class A, Class B, Class D
Nationwide Tax-Free Income Fund                           Class A, Class B, Class D
Nationwide Long-Term U.S. Government Bond Fund            Class A, Class B, Class D
Nationwide Intermediate U.S. Government Bond Fund         Class A, Class B, Class D
Nationwide Money Market Fund                              Class R, Prime Shares
Nationwide S&P 500 Index Fund                             Class R, Class Y,
                                                          Local Fund Shares
Morley Capital Accumulation Fund                          ISC Shares, IC Shares,
                                                          IRA Shares
Prestige Large Cap Value Fund                             Class A, Class B, Class Y
Prestige Large Cap Growth Fund                            Class A, Class B, Class Y
Prestige Small Cap Fund                                   Class A, Class B, Class Y
Prestige Balanced Fund                                    Class A, Class B, Class Y
Prestige International Fund                               Class A, Class B, Class Y
Nationwide Small Cap Index Fund                           Class A, Class B,
Institutional Class
Nationwide Mid Cap Market Index Fund                      Class A, Class B,
Institutional Class
Nationwide International Index Fund                       Class A, Class B,
Institutional Class
Nationwide Bond Index Fund                                Class A, Class B,
Institutional Class
Nationwide Focus Fund                                     Class A, Class B,
Institutional Class
Nationwide Value Opportunities Fund                       Class A, Class B,

                                                          Institutional Class
Nationwide High Yield Bond Fund                           Class A, Class B,
                                                          Institutional Class
Morley Enhanced Income Fund                               Class A, Class Y,
                                                          Institutional Class

         You have an interest only in the assets of the shares of the Fund which you own. Shares of a particular class are equal in all respects to the other shares of that class. In the event of liquidation of a Fund, shares of the same class will share pro rata in the distribution of the net assets of such Fund with all other shares of that class. All shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as described in this Statement of Additional Information and in the Prospectus but will have no other preference, conversion, exchange or preemptive rights.

VOTING RIGHTS

         Shareholders of each class of shares have one vote for each share held and a proportionate fractional vote for any fractional share held. An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to amend the Declaration of Trust, the Investment Advisory Agreement, fundamental investment objectives, investment policies, investment restrictions, to elect and remove Trustees, to reorganize the Trust or any series or class thereof and to act upon certain other business matters. In regard to termination, sale of assets, the change of fundamental investment objectives, policies and restrictions or the approval of an Investment Advisory Agreement, the right to vote is limited to the holders of shares of the particular fund affected by the proposal. In addition, holders of Class A shares or Service Class shares will vote as a class and not with holders of any other class with respect to the approval of the Distribution Plan.

         To the extent that such a meeting is not required, the Trust does not intend to have an annual or special meeting of shareholders. The Trust has represented to the Commission that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of the Trust and the Trust will assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act. At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Trust), by majority vote, has the power to remove one or more Trustees.

ADDITIONAL GENERAL TAX INFORMATION

         Each of the Funds is treated as a separate entity for Federal income tax purposes and intends to qualify as a "regulated investment company" under the Code, for so long as such qualification is in the best interest of that Fund's shareholders. In order to qualify as a regulated investment company, a Fund must, among other things: diversify its investments within certain prescribed limits; derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies. In addition, to utilize the tax provisions specially applicable to regulated investment companies, a Fund must distribute to its shareholders at least 90% of its investment company taxable income for the year. In general, the Fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net mid-term or net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.

         A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, the Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

         Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year a Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and would be eligible for the dividends received deduction for corporations.

         It is expected that each Fund will distribute annually to shareholders all or substantially all of that Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to shareholders for federal income tax purposes, even if paid in additional shares of that Fund and not in cash.

         Distribution by a Fund of the excess of net long-term capital gain over net short-term capital loss, if any, is taxable to shareholders as long-term capital gain, respectively, in the year in which it is received, regardless of how long the shareholder has held the shares. Such distributions are not eligible for the dividends-received deduction.

         Federal taxable income of individuals is subject to graduated tax rates of 15%, 28%, 31%, 36% and 39.6%. Further, the effective marginal tax rate may be in excess of 39.6%, because adjustments reduce or eliminate the benefit of the personal exemption and itemized deductions for individuals with gross income in excess of certain threshold amounts.

         Long-term capital gains of individuals are subject to a maximum tax rate of 20% (10% for individuals in the 15% ordinary income tax bracket). Capital losses may be used to offset capital gains. In addition, individuals may deduct up to $3,000 of net capital loss each year to offset ordinary income. Excess net capital loss may be carried forward and deducted in future years. The

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holding period for long-term capital gains is more than one year.

         Federal taxable income of corporations in excess of $75,000 up to $10 million is subject to a 34% tax rate; however, because the benefit of lower tax rates on a corporation's taxable income of less than $75,000 is phased out for corporations with income in excess of $100,000 but lower than $335,000, a maximum marginal tax rate of 39% may result. Federal taxable income of corporations in excess of $10 million is subject to a tax rate of 35%. Further, a corporation's federal taxable income in excess of $15 million is subject to an additional tax equal to 3% of taxable income over $15 million, but not more than $100,000.

         Capital gains of corporations are subject to tax at the same rates applicable to ordinary income. Capital losses may be used only to offset capital gains and excess net capital loss may be carried back three years and forward five years.

         Certain corporations are entitled to a 70% dividends received deduction for distributions from certain domestic corporations. Each Fund will designate the portion of any distributions which qualify for the 70% dividends received deduction. The amount so designated may not exceed the amount received by that Fund for its taxable year that qualifies for the dividends received deduction. Because all of the Bond Index Fund's net investment income is expected to be derived from earned interest and short term capital gains, it is anticipated that no distributions from such Fund will qualify for the 70% dividends received deduction.

         Foreign taxes may be imposed on a Fund by foreign countries with respect to its income from foreign securities. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of each Fund's assets to be invested in various countries is not known.

         If less than 50% in value of any Fund's total assets at the end of its fiscal year are invested in stocks or securities of foreign corporations, such Fund will not be entitled under the Code to pass through to its Shareholders their pro rata share of the foreign taxes paid by that Fund. These taxes will be taken as a deduction by the Fund. Under Section 1256 of the Code, gain or loss realized by a Fund from certain financial futures and options transactions will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of such futures and options as well as from closing transactions. In addition, any such futures and options remaining unexercised at the end of a Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to such Fund characterized in the manner described above.

         If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to its shareholders the amount of foreign income taxes paid by the Fund. Pursuant to such election, shareholders would be required (i) to include in gross income, even though not actually received, their respective pro rata share of the foreign taxes paid by the Fund, (ii) to treat their income from the Fund as being from foreign sources to the extent that the Fund's income is from foreign sources, and (iii) to either deduct their pro rata share of foreign taxes in computing their taxable income or use it as a foreign tax credit against federal income (but not both). No deduction for foreign taxes could be claimed by a shareholder who does not itemize deductions.

         It is anticipated that the International Fund will be operated so as to meet the requirements of the Code to "pass through" to its shareholders credits for foreign taxes paid, although there can be no assurance that these requirements will be met. Each shareholder will be notified within 45 days after the close of the International Fund's taxable year whether the foreign taxes paid by the International Fund will "pass through" for that year and, if so, the amount of each shareholder's pro rata share of (i) the foreign taxes paid, and
(ii) the International Fund's gross income from foreign sources. Of course, shareholders who are not liable for federal income taxes, such as retirement plans qualified under Section 401 of the Code, will not be affected by any such "pass through" of foreign tax credits.

         If a Fund invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. In addition, gain realized from the sale, other disposition, or marking-to-market of PFIC securities may be treated as ordinary income under Section 1291 or Section 1296 of the Code.

         Offsetting positions held by a Fund involving certain futures contracts or options transactions may be considered, for tax purposes, to constitute "straddles." Straddles are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, overrides or modifies the provisions of Section 1256. As such, all or a portion of any short or long-term capital gain from certain straddle and/or conversion transactions may be recharacterized as ordinary income.

         If a Fund were treated as entering into straddles by reason of its engaging in futures or options transactions, such straddles would be characterized as "mixed straddles" if the futures or options comprising a part of such straddles were governed by Section 1256 of the Code. A Fund may make one or more elections with respect to mixed straddles. If no election is made, to the extent the straddle rules apply to positions established by a Fund, losses realized by such Fund will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and conversion transaction rules, short-term capital losses on straddle positions may be recharacterized as long-term capital losses and long-term capital gains may be recharacterized as short-term capital gain or ordinary income.

         Investment by a Fund in securities issued at a discount or providing for deferred interest or for payment of interest in the form of additional obligations could, under special tax rules, affect the amount, timing and character of distributions to Shareholders. For example, a Fund could be required to take into account annually a portion of the discount (or deemed discount) at which such securities were issued and to distribute such portion in order to maintain its qualification as a regulated investment company. In that case, that Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.



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         Each Fund may be required by federal law to withhold and remit to the
U.S. Treasury 31% of taxable dividends, if any, and capital gain distributions to any Shareholder, and the proceeds of redemption or the values of any exchanges of Shares of the Fund, if such Shareholder (1) fails to furnish the Fund with a correct taxpayer identification number, (2) under-reports dividend or interest income, or (3) fails to certify to the Fund that he or she is not subject to such withholding. An individual's taxpayer identification number is his or her Social Security number.

         Information set forth in the Prospectuses and this Statement of Additional Information which relates to Federal taxation is only a summary of some of the important Federal tax considerations generally affecting purchasers of shares of the Funds. No attempt has been made to present a detailed explanation of the Federal income tax treatment of the Funds or their shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the prospectuses and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

         Information as to the federal income tax status of all distributions will be mailed annually to each shareholder.

MAJOR SHAREHOLDERS


         As of December 29, 1999, there were no outstanding shares of the Funds. Immediately prior to the public offering of shares of the Funds, Nationwide Advisory Services owned all of the issued and outstanding shares of each Fund. It is anticipated that upon the public offering of shares of the Funds, NAS' holdings will be reduced below 5% of the outstanding shares of each Fund.






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APPENDIX A

BOND RATINGS

STANDARD & POOR'S DEBT RATINGS

A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

           1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

           2. Nature of and provisions of the obligation.

           3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE

AAA - Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A - Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.



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BBB - Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B - Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC - Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC - Debt rated 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

C - Debt rated 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating 'CI' is reserved for income bonds on which no interest is being paid.

D - Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.



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MOODY'S LONG-TERM DEBT RATINGS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

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FITCH IBCA INFORMATION SERVICES, INC. BOND RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and represent the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments, a capacity that is highly unlikely to be adversely affected by foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. This rating indicates a very strong capacity for timely payment of financial commitments, a capacity that is not significantly vulnerable to foreseeable events.

A Bonds considered to be investment grade and represent a low expectation of credit risk. This rating indicates a strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in economic conditions or circumstances than long term debt with higher ratings.



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BBB       Bonds considered to be in the lowest investment grade and indicates that there is currently low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in economic conditions and circumstances are more likely to impair this capacity.

BB Bonds are considered speculative. This rating indicates that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Bonds are considered highly speculative. This rating indicates that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC   Bonds are considered a high default risk. Default is a real and C possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' rating signal imminent default.

DDD, DD   Bonds are in default.  Such bonds are not meeting current obligations and D and are extremely speculative. 'DDD' designates the highest potential for recovery of amounts outstanding on any securities involved and 'D' represents the lowest potential for recovery.

DUFF & PHELPS, INC. LONG-TERM DEBT RATINGS

These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors which may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

Each rating also takes into account the legal form of the security, (e.g., first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. Review of indenture restrictions is important to the analysis of a company's operating and


                                       82
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financial constraints.

The Credit Rating Committee formally reviews all ratings once per quarter (more frequently, if necessary). Ratings of 'BBB-' and higher fall within the definition of investment grade securities, as defined by bank and insurance supervisory authorities.

RATING SCALE        DEFINITION
------------        ----------

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+                 High credit quality. Protection factors are  strong. Risk is
AA                  modest, but may vary slightly from time to time because of
AA-                 economic conditions.

A+                  Protection factors are average but adequate. However, risk
A                   factors are more variable and greater in periods of economic
A-                  stress.

BBB+                Below average protection factors but still considered
BBB                 sufficient for prudent investment. Considerable variability
BBB-                in risk during economic cycles.

BB+                 Below investment grade but deemed likely to meet obligations
BB                  when due. Present or prospective financial protection
BB-                 factors fluctuate according to industry conditions or
                    company fortunes. Overall quality may move up or down frequently within this category.

B+                  Below investment grade and possessing risk that obligations
B                   will not be met when due. Financial protection factors will
B-                  fluctuate widely according to economic cycles, industry
                    conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.



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DP                  Preferred stock with dividend arrearages.

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated 'D' is in payment default. the 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period.

STANDARD & POOR'S NOTE RATINGS

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

          The following criteria will be used in making the assessment:

          1. Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

          2. Source of payment - the more the issue depends on the market for its refinancing, the


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          more likely it is to be considered a note.

          Note rating symbols and definitions are as follows:

          SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM RATINGS

Moody's short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (I) leading market positions in well established industries, (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset protection, (IV) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (V) well established access to a range of financial markets and assured sources of alternative liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the prime rating categories.

MOODY'S NOTE RATINGS

MIG 1/VMIG 1 This designation denotes best quality. There is present strong protection by

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established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG 2/VMIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4 This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SG This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

FITCH'S SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

         F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2 Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

DUFF & PHELPS SHORT-TERM DEBT RATINGS

Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

RATING SCALE   DEFINITION
-------------------------

HIGH GRADE
----------

          D-1+ Highest certainty of timely payment. short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                        GOOD GRADE

          D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                        SATISFACTORY GRADE

          D-3 Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                        NON-INVESTMENT GRADE

          D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                        DEFAULT

          D-5 Issuer failed to meet scheduled principal and/or interest payments.

THOMSON'S SHORT-TERM RATINGS

The Thomson Short-Term Ratings apply, unless otherwise noted, to specific debt instruments of the rated entities with a maturity of one year or less. Thomson short-term ratings are intended to assess the likelihood of an untimely or incomplete payments of principal or interest.

TBW-1 the highest category, indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 the second highest category, while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

TBW-3 the lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 the lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                       STATEMENT OF ADDITIONAL INFORMATION



                                DECEMBER 29, 1999



                             NATIONWIDE MUTUAL FUNDS


                       NATIONWIDE VALUE OPPORTUNITIES FUND
                         NATIONWIDE HIGH YIELD BOND FUND

                              NATIONWIDE FOCUS FUND
                           MORLEY ENHANCED INCOME FUND


         Nationwide Mutual Funds (the "Trust") is a registered open-end investment company consisting of 24-series as of the date hereof. This Statement of Additional Information relates to four series of the Trust listed above (each, a "Fund" and collectively, the "Funds").


         This Statement of Additional Information is not a prospectus but the Statement of Additional Information is incorporated by reference into the Prospectuses for the Funds. It contains information in addition to and more detailed than that set forth in the Prospectuses dated December 29, 1999, and should be read in conjunction with the Prospectuses. Terms not defined in this Statement of Additional Information have the meanings assigned to them in the Prospectuses. The Prospectuses may be obtained from Nationwide Advisory Services, Inc., P.O. Box 1492, Three Nationwide Plaza, Columbus, Ohio 43215, or by calling toll free 1-800-848-0920.

TABLE OF CONTENTS                                                           PAGE

General Information and History..............................................3
Additional Information on Portfolio Instruments and Investment Policies......4
Investment Restrictions.....................................................35
Major Shareholders..........................................................40
Trustees and Officers of the Trust..........................................40
Calculating Yield and Total Return..........................................43

Investment Advisory and Other Services......................................45
Brokerage Allocations.......................................................56
Purchases, Redemptions and Pricing of Shares................................61
Additional Information......................................................62
Tax Status..................................................................63
Other Tax Consequences......................................................64
Tax Consequences to Shareholders............................................65

Financial Statements........................................................65
Appendix A - Bond Ratings...................................................66

GENERAL INFORMATION AND HISTORY


         Nationwide Mutual Funds (the "Trust"), formerly Nationwide Investing Foundation III ("NIF III"), is an open-end management investment company organized under the laws of Ohio by a Declaration of Trust, dated as of October 30, 1997, as subsequently amended. The Trust currently offers shares in twenty four (24) separate series, each with its own investment objective. This statement of additional information relates to those series: Nationwide Value Opportunities Fund, Nationwide High Yield Bond Fund, Nationwide Focus Fund and Morley Enhanced Income Fund (collectively, the "Funds"). Each of the Funds, except the Nationwide Focus Fund, is a diversified fund as defined in the Investment Company Act of 1940.


ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

         The Funds invest in a variety of securities and employ a number of investment techniques that involve certain risks. The Prospectuses for the Funds highlight the principal investment strategies, investment techniques and risks. The following table sets forth additional information concerning permissible investments and techniques for each of the Funds. A "Y" in the table indicates that the Fund may invest in or follow the corresponding instrument or technique. An empty box indicates that the Fund does not intend to invest in or follow the corresponding instrument or technique.

  ----------------------------------------------------------------- ------------- ----- ----- --------
            TYPE OF INVESTMENT OR TECHNIQUE                         Value         High  Focus Enhanced
                                                                    Opportunities Yield Fund  Income
                                                                    Fund          Bond        Fund
                                                                                  Fund
  ----------------------------------------------------------------- ------------- ----- ----- --------
  U.S. common stocks                                                 Y             Y     Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Preferred stocks                                                   Y             Y     Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Small company stocks                                                             Y     Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Special situation companies                                        Y             Y     Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Illiquid securities                                                Y             Y     Y     Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Restricted securities                                              Y             Y     Y     Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  When-issued / delayed-delivery securities                          Y             Y     Y     Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Investment companies                                               Y             Y     Y     Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Real estate investment trusts (REITS)                              Y             Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Securities of foreign issuers                                      Y             Y     Y     Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Depository receipts                                                Y             Y     Y
  ----------------------------------------------------------------- ------------- ----- ----- --------

  ----------------------------------------------------------------- ------------- ----- ----- --------
            TYPE OF INVESTMENT OR TECHNIQUE                         Value         High  Focus Enhanced
                                                                    Opportunities Yield Fund  Income
                                                                    Fund          Bond        Fund
                                                                                  Fund
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Wrap Contracts                                                                               Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Convertible securities                                             Y             Y     Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Long-term debt                                                                   Y           Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Short-term debt                                                    Y             Y     Y     Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Floating and variable rate securities                              Y             Y     Y     Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Zero coupon securities                                                           Y           Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Pay-in-kind bonds                                                                Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Deferred payment securities                                                      Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Non-investment grade debt                                                        Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Loan participations and assignments                                              Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Sovereign debt (foreign)                                                         Y           Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Foreign commercial paper                                                         Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Duration                                                                                     Y
  ----------------------------------------------------------------- ------------- ----- ----- --------

  ----------------------------------------------------------------- ------------- ----- ----- --------
            TYPE OF INVESTMENT OR TECHNIQUE                         Value         High  Focus Enhanced
                                                                    Opportunities Yield Fund  Income
                                                                    Fund          Bond        Fund
                                                                                  Fund
  ----------------------------------------------------------------- ------------- ----- ----- --------
  U.S. Government securities                                         Y             Y     Y     Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Money market instruments                                           Y             Y     Y     Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Mortgage-backed securities                                                       Y           Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Stripped mortgage-backed securities                                              Y           Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Collateralized mortgage obligations                                              Y           Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Mortgage dollar rolls                                                            Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Asset-backed securities                                                          Y           Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Bank obligations                                                   Y             Y     Y     Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Repurchase agreements                                              Y             Y     Y     Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Reverse repurchase agreements                                                    Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Warrants                                                           Y             Y     Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Futures                                                            Y             Y     Y     Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Options                                                            Y             Y     Y     Y
  ----------------------------------------------------------------- ------------- ----- ----- --------

  ----------------------------------------------------------------- ------------- ----- ----- --------
            TYPE OF INVESTMENT OR TECHNIQUE                         Value         High  Focus Enhanced
                                                                    Opportunities Yield Fund  Income
                                                                    Fund          Bond        Fund
                                                                                  Fund
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Foreign currencies                                                               Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Forward currency contracts                                         Y             Y     Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Borrowing money                                                    Y             Y     Y     Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Lending of portfolio securities                                    Y             Y     Y     Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Strip Bonds                                                                      Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Participation Interests                                                          Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Swap Agreements                                                                  Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Put Bonds                                                                        Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Private Activity and Industrial Development Bonds                                Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Custodial Receipts                                                               Y
  ----------------------------------------------------------------- ------------- ----- ----- --------
  Short Selling of Securities                                                      Y
  ----------------------------------------------------------------- ------------- ----- ----- --------

DESCRIPTION OF PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

INFORMATION CONCERNING DURATION

         Duration is a measure of the average life of a fixed-income security that was developed as a more precise alternative to the concepts of "term to maturity" or "average dollar weighted maturity" as measures of "volatility" or "risk" associated with changes in interest rates. Duration incorporates a security's yield, coupon interest payments, final maturity and call features into one measure.

         Most debt obligations provide interest ("coupon") payments in addition to final ("par") payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in interest rates.

         Traditionally, a debt security's "term-to-maturity" has been used as a measure of the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term-to-maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Average dollar weighted maturity is calculated by averaging the terms of maturity of each debt security held with each maturity "weighted" according to the percentage of assets that it represents. Duration is a measure of the expected life of a debt security on a present value basis and reflects both principal and interest payments. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable security, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is ordinarily less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.


         There are some situations where the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, a Fund's investment adviser or subadviser will use more sophisticated analytical techniques to project the economic life of a security and estimate its interest rate exposure. Since the computation of duration is based on predictions of future events rather than known factors, there can be no assurance that a Fund will at all times achieve its targeted portfolio duration.

         The change in market value of U.S. Government fixed-income securities is largely a function of changes in the prevailing level of interest rates. When interest rates are falling, a portfolio with a shorter duration generally will not generate as high a level of total return as a portfolio with a longer duration. When interest rates are stable, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case.) When interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. With respect to the composition of a fixed-income portfolio, the longer the duration of the portfolio, generally, the greater the anticipated potential for total return, with, however, greater attendant interest rate risk and price volatility than for a portfolio with a shorter duration.

DEBT OBLIGATIONS

         Debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity. Lower-rated securities are more likely to react to developments affecting these risks than are more highly rated securities, which react primarily to movements in the general level of interest rates. Although the fluctuation in the price of debt securities is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of debt securities in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate securities (which tend to be less volatile in price) into long term securities (which tend to be more volatile in price).


         RATINGS AS INVESTMENT CRITERIA. High-quality, medium-quality and non-investment grade debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations ("NRSROs"), such as Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investor Services ("Moody's"). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings are used by a Fund as initial criteria for the selection of portfolio securities, but the Fund also relies upon the independent advice of a Fund's adviser or subadviser(s) to evaluate potential investments. This is particularly important for lower-quality securities. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends, as well as an issuer's capital structure, existing debt and earnings history. The Appendix to this Statement of Additional Information contains further information about the rating categories of NRSROs and their significance.


         Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events generally will require sale of such securities, but a Fund's adviser or subadviser will consider such events in its determination of whether the Fund should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, or due to a corporate reorganization, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.


         MEDIUM-QUALITY SECURITIES. Certain Funds anticipate investing in medium-quality obligations, which are obligations rated in the fourth highest rating category by any NRSRO. Medium-quality securities, although considered investment-grade, may have some speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-quality securities may be more vulnerable to adverse economic conditions or changing circumstances than issues of higher-rated securities.

         LOWER QUALITY (HIGH-RISK) SECURITIES. Non-investment grade debt or lower quality/rated securities (hereinafter referred to as "lower-quality securities") include (i) bonds rated as low as C by Moody's, Standard & Poor's, or Fitch/IBCA Investors Service, Inc. ("Fitch"), or CCC by D&P; (ii) commercial paper rated as low as C by Standard & Poor's, Not Prime by Moody's or Fitch 4 by Fitch; and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Under NRSRO guidelines, lower quality securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighted by large uncertainties or major risk exposures to adverse conditions. Lower quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

         Effect of Interest Rates And Economic Changes. All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

         As previously stated, the value of a lower-quality or comparable unrated security will generally decrease in a rising interest rate market, and accordingly so will a Fund's net asset value. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), a Fund may be forced to liquidate these securities at a substantial discount which would result in a lower rate of return to the Fund.

         Payment Expectations. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities at a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which would result in a lower return for that Fund.

         Liquidity And Valuation. A Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there may be no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, a Fund's asset value and ability to dispose of particular securities, when necessary to meet such Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing that Fund's portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

         U.S. GOVERNMENT SECURITIES. U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

- the Federal Housing Administration, Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;
- the Federal Home Loan Banks whose securities are supported by the right of the agency to borrow from the U.S. Treasury;
- the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and
- the Student Loan Marketing Association and the Federal Home Loan Mortgage Corporation ("FHLMC"), whose securities are supported only by the credit of such agencies.

Although the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

         MORTGAGE AND ASSET-BACKED SECURITIES. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. Such securities may be issued or guaranteed by U.S. Government agencies or instrumentalities by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). The purchase of mortgage-backed securities from private lenders may entail greater risk than mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. Mortgage-backed securities issued by private lenders maybe supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. Government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. These credit enhancements may include letters of credit, reserve funds, overcollateralization, or guarantees by third parties.

         Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of GNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. Such credit enhancement falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

         The ratings of mortgage-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency loss experience on the underlying pool of assets is better than expected. There can be no assurance that the private issuers or credit enhancers of mortgage-backed securities can meet their obligations under the relevant policies or other forms of credit enhancement.

         Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.

         Private lenders or government-related entities may also create mortgage loan pools offering pass-through investments where the mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than was previously customary. As new types of mortgage-related securities are developed and offered to investors, a Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities.

         The yield characteristics of mortgage-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is lower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated

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

prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.

         Unlike fixed rate mortgage-backed securities, adjustable rate mortgage-backed securities are collateralized by or represent interest in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. A Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. In this event, the value of the adjustable rate mortgage-backed securities in a Fund would likely decrease. Also, a Fund's net asset value could vary to the extent that current yields on adjustable rate mortgage-backed securities are different than market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to a Fund derived from adjustable rate mortgage securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks and do not constitute a debt or obligation of the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein; rather they include assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

         Collateralized Mortgage Obligations and Multiclass Pass-Through Securities. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, Fannie Mae or Freddie Mae Certificates, but also may be collateralized by whole loans or private pass-throughs (such collateral collectively hereinafter referred to as "Mortgage Assets"). Multiclass pass-through securities are interests in a trust composed of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multiclass pass-through securities. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

         In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

         A Fund may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or a final distribution date but may be retired earlier. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a predefined range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions occur, principal payments on the PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.

         Stripped Mortgage Securities. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.

         Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest ("IO" or interest-only), while the other class will receive all of the principal ("PO" or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.

         In addition to the stripped mortgage securities described above, the Fund may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. The Fund may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions. POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the Fund. See "Tax Status" in the Prospectus and "Additional Information Concerning Taxes" in the Statement of Additional Information.

         A Fund may also purchase stripped mortgage-backed securities for hedging purposes to protect that Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. With respect to IOs, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities even if the securities are rated in the highest rating category by an NRSRO. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.

         Private Activity and Industrial Development Bonds. Private activity and industrial development bonds are obligations issued by or on behalf of public authorities to raise money to finance various privately owned or operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking, and sewage and solid waste disposal facilities, as well as certain other facilities or projects. The payment of the principal and interest on such bonds is generally dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.


         Put Bonds. "Put" bonds are tax exempt securities (including securities with variable interest rates) that may be sold back to the issuer of the security at face value at the option of the holder prior to their stated maturity. The Adviser or (a subadviser) intends to purchase only those put bonds for which the put option is an integral part of the security as originally issued. The option to "put" the bond back to the issuer prior to the stated final maturity can cushion the price decline of the bond in a rising interest rate environment. However, the premium paid, if any, for an option to put will have the effect of reducing the yield otherwise payable on the underlying security. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar weighted average maturity of a Fund holding such securities, the Fund will consider "maturity" to be the first date on which it has the right to demand payment from the issuer.

WRAP CONTRACTS

         Why Wrap Contracts May Be Purchased. A wrap contract is a contract between the MORLEY ENHANCED INCOME Fund and a financial institution such as a bank, insurance company or other financial institution (a "wrap provider"), under which the wrap provider agrees to make payments to the MORLEY ENHANCED INCOME Fund upon the occurrence of certain events. By purchasing wrap contracts, the MORLEY ENHANCED INCOME Fund expects to reduce fluctuations in NAV per share because, under normal circumstances, the value of the Fund's wrap contracts will vary inversely with the value of Fund assets covered by the contracts ("covered assets"). For example, when the market value of covered assets falls below "book value" (essentially the purchase price of covered assets plus any accrued net income thereon), wrap contracts will be assets of the Fund with a value equal to the difference between the book and market values. Similarly, when the market value of covered assets is greater than their book value, wrap contracts will become a liability of the Fund equal to the amount by which the market value of covered assets exceeds their book value. In this manner, under normal conditions, wrap contracts are expected to reduce the impact of interest rate risk on covered assets and, hence, the market price variability of the Fund.

         How Wrap Contracts Work. The MORLEY ENHANCED INCOME Fund will pay premiums to wrap providers if and when it purchases wrap contracts, and these premiums will be an expense of the Fund. Wrap contracts obligate wrap providers to make certain payments to the MORLEY ENHANCED INCOME Fund in exchange for annual premiums. Payments made by wrap providers as provided by wrap contracts are intended to enable the MORLEY ENHANCED INCOME Fund to make redemption payments at the current book value of covered assets rather than at the current market price. Wrap contract payments may be made when assets are sold to fund redemption of shares, upon termination of wrap contracts, or both. Payments are based on the book value of wrap contracts, and are normally equal to the sum of
(i) the accrued or amortized purchase price of covered assets, minus (ii) the sale price of covered assets liquidated to fund share redemptions, plus (iii) interest accrued at a crediting rate, computation of which is specified in the wrap contracts. The crediting rate is the yield on the covered assets, adjusted to amortize the difference between market value and book value over the duration of the covered assets, less wrap contract premiums and Fund expenses. Wrap contracts typically provide for periodic reset of crediting rates. Crediting rates reflect the amortization of realized and unrealized gains and losses on covered assets and, in consequence, may not reflect the actual returns achieved the wrapped assets. From time to time crediting rates may be significantly greater or less than current market interest rates, although wrap contracts generally provide that crediting rates may not fall below zero.

         The MORLEY ENHANCED INCOME Fund will normally liquidate assets not covered by wrap contracts prior to liquidating covered assets to meet redemption requests. If circumstances arise that require the Fund to liquidate wrapped assets, and if the fair market value of covered assets is less than their book value, a wrap contract will, under normal circumstances, obligate the wrap provider to pay the Fund all or some of the difference. However, if the market value of covered assets being liquidated exceeds the corresponding book value, the Fund would be obligated to pay all or some of the difference to the wrap provider. Generally, wrap contract payments will be made within one day after the Fund requests a payment. If more than one wrap contract applies to covered assets which have been liquidated, payment requests will be allocated among wrap contracts as specified in each wrap contract.

         Wrap contracts may require that covered assets be limited as to duration or maturity, consist of specified types of securities, and/or be at or above a specified credit quality. Wrap contracts purchased by the MORLEY ENHANCED INCOME Fund will be consistent with the Fund's investment objectives and policies as set forth in the Prospectus and this SAI, although in some cases wrap contracts may require more restrictive investment objectives and policies than do the Prospectus and SAI. Wrap contracts may also allow providers to terminate their contracts if the Fund changes the investment objectives, policies and restrictions set forth in the Prospectus and this SAI without having obtained the consent of the wrap providers. In the event of termination by a wrap provider, the Fund may not be able successfully to replace contract coverage with another provider.

         Wrap contracts may mature on specified dates and may be terminable upon notice by the MORLEY ENHANCED INCOME Fund or in the event of a default by either the Fund or the wrap provider. "Evergreen" wrap contracts specify no maturity date. They allow either the Fund or a provider to terminate the wrap contract through a fixed maturity conversion. Under a fixed maturity conversion the wrap contract will terminate on a future date which is generally determined by adding the duration of covered assets to a date elected by the party seeking to terminate the contract. For example, if the date elected is January 1, 2002 and the duration of covered assets is 3 years, the wrap contract will terminate as of January 1,.2005. In addition, during the conversion period, the Fund may be required to comply with certain restrictions on covered assets, such as limitation of their duration to the remaining term of the conversion period.

         Generally, at termination of a wrap contract, the wrap provider will be obligated to pay the Fund any excess of book value over market value of covered assets. However, if a wrap contract terminates because of a default by the Fund or upon election by the Fund (other than through a fixed maturity conversion), no such payment is made.

         Risks Associated with Wrap Contracts. The MORLEY ENHANCED INCOME Fund expects wrap contracts, if and to the extent utilized, to reduce the per share price volatility of the Fund. However, there are certain risks associated with the use of wrap contracts that could impair the Fund's ability to achieve this objective.

         If a wrap contract matures or terminates, the MORLEY ENHANCED INCOME Fund may be unable to obtain a replacement wrap contract or a wrap contract with terms substantially similar those of the maturing or terminating agreement. If at the time the market value of covered assets is less than their book value, the Fund may be required to reduce its NAV accordingly. Likewise, if the market value of the covered assets is greater than their book value, the Fund's NAV may increase. In either case, Fund shareholders may experience unexpected fluctuations in the value of their shares. Further, if new wrap contracts are negotiated on less favorable terms than those of the contracts being replaced, such as higher wrap premiums, the net returns of the Fund may be negatively affected.


         The Fund's Board of Trustees shall in good faith determine the value of each of the Fund's wrap contracts and has established policies and procedures governing valuation of these instruments. Other fair and reasonable valuation methodologies may be utilized in certain circumstances including, but not limited to, (1) default by a wrap provider under a wrap contract or other agreement; (2) insolvency of a wrap provider; (3) reduction of the credit rating of a wrap provider; or (4) any other situation in which the Board of Trustees determines that a wrap provider may no longer be able to satisfy its obligations under a wrap contract. In any such case, the fair value of any wrap contract may be determined to be less than the difference between book value and the market value of covered assets. In these situations the Fund may experience greater variability in its NAV per share.

         Wrap contracts do not protect the Fund from the credit risk of covered assets. Defaults by issuers of covered assets or downgrades in their credit rating to below investment grade status will generally cause those assets to be removed from coverage under wrap contracts, in which event the Fund may experience a decrease in NAV.

         Currently, there is no active trading market for wrap contracts, and none is expected to develop. The MORLEY ENHANCED INCOME Fund may therefore be unable to liquidate wrap contracts within seven days at fair market value, in which case the wrap contracts will be considered illiquid. At the time of their purchase, the fair market value of the Fund's wrap contracts, plus the fair market value of all other illiquid assets in the Fund, may not exceed fifteen percent (15%) of the fair market value of the Fund's net assets. If the fair market value of illiquid assets including wrap contracts later rises above 15% of the fair market value of the Fund's net assets, the price volatility of the Fund's shares may increase as the Fund acts to reduce the percentage of illiquid assets to a level that does not exceed 15% of the Fund.

MONEY MARKET INSTRUMENTS

         Money market instruments may include the following types of instruments:

          - obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies, or instrumentalities, or any federally chartered corporation, with remaining maturities of 397 days or less;

          - obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions, with remaining maturities of 397 days or less;

          - asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the two highest categories of any NRSRO;

          -    repurchase agreements;

          - certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States (Eurodollars) and subsidiaries located in Canada), domestic branches of foreign banks (Yankee dollars), savings and loan associations and similar institutions, and such obligations issued by foreign branches of foreign banks and financial institutions;

          - commercial paper (including asset-backed commercial paper), which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. Generally the commercial paper will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;

          - bank loan participation agreements representing obligations of corporations and banks having a high quality short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower.


          - high quality short-term (maturity in 397 days or less) corporate obligations rated within the top two rating categories by an NRSRO or, if not rated, are of comparable quality.

CUSTODIAL RECEIPTS


         Certain Funds may acquire U.S. Government securities and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government securities, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are generally held in book-entry form at a Federal Reserve Bank. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government securities for federal tax and securities purposes. In the case of CATS and TIGRS, the Internal Revenue Service ("IRS") has reached this conclusion for the purpose of applying the tax diversification requirements applicable to regulated investment companies such as the Funds. CATS and TIGRS are not considered U.S. Government securities by the Staff of the SECURITIES AND EXCHANGE COMMISSION (THE "SEC"), however. Further, the IRS conclusion is contained only in a general counsel memorandum, which is an internal document of no precedential value or binding effect, and a private letter ruling, which also may not be relied upon by the Funds. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.


REPURCHASE AGREEMENTS


         In connection with entering into a repurchase agreement with member banks of the Federal Reserve System or certain non-bank dealers by a Fund, the Fund's custodian, or a subcustodian, will have custody of, and will hold in a segregated account, securities acquired by the Fund under such repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the Commission to be loans by the Fund. Repurchase agreements may be entered into by a Fund with respect to securities of the type in which the Fund may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with the Fund's custodian if the value of the securities purchased should decrease below the repurchase price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. A Fund's adviser or subadviser reviews the creditworthiness of those banks and non-bank dealers with which the Funds enter into repurchase agreements to evaluate these risks.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS


         When securities are purchased on a "when-issued" basis or purchased for delayed delivery, then payment and delivery occur beyond the normal settlement date at a stated price or yield. When-issued transactions normally settle within 45 days. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the prices or yields obtained on such securities may be higher or lower than the prices of yields available in the market on the dates when the investments are actually delivered to the buyers. The greater a Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of a Fund

         When a Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the Commission, its custodian will set aside permissible liquid assets equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of such Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, such Fund's liquidity and the ability of VMF or a subadviser to manage it might be affected in the event its commitments to purchase "when-issued" securities ever exceed 25% of the value of its total assets. Under normal market conditions, however, a Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of its total assets. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.


LENDING PORTFOLIO SECURITIES

         A Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, the Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, the Fund considers collateral consisting of cash, U.S. Government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, the Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

         The Commission currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) a Fund must receive at least 100% cash collateral of the type discussed in the preceding paragraph from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, a Fund's board of trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan.


SMALL COMPANY AND EMERGING GROWTH STOCKS

         Investing in securities of small-sized and emerging growth companies may involve greater risks than investing in the stocks of larger, more established companies since these securities may have limited marketability and thus may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized and emerging growth companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Fund to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices. Small-sized and emerging growth companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized and emerging growth companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized and emerging growth companies than for larger, more established ones.

SPECIAL SITUATION COMPANIES


         "Special situation companies" include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Therefore, an investment in a Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The investment adviser or subadviser of such a Fund believe, however, that if it analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Fund makes


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its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

FOREIGN SECURITIES

         Investing in foreign securities (including through the use of depository receipts) involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

         Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

         INVESTMENT IN COMPANIES IN DEVELOPING COUNTRIES. Investments may be made from time to time in companies in developing countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

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         The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain countries in the Asia region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

         The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

         Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund's investments in those countries and the availability to the Fund of additional investments in those countries.

         Economies of developing countries may differ favorably or unfavorably from the United States' economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Hong Kong, Japan and Taiwan have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

         Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

         Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.


         DEPOSITORY RECEIPTS. A Fund may invest in foreign securities by purchasing depository receipts, including American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depository Receipts ("CDRs")), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. Bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Fund's investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.


         A Fund may invest in depository receipts through "sponsored" or "unsponsored" facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

         A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depository receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

         Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

         EURODOLLAR AND YANKEE OBLIGATIONS. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

         Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues. However, Eurodollar and Yankee bank obligations held in a Fund will undergo the same credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

         FOREIGN SOVEREIGN DEBT. Certain Funds may invest in sovereign debt obligations issued by foreign governments. To the extent that a Fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiation new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in

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negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.


BRADY BONDS. Brady Bonds are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. The Brady Plan is an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the "World Bank") and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds known as "Brady Bonds". Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's economic growth and development. Investors should also recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. A Fund's adviser or subadviser may believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds may make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. However, there can be no assurance that the adviser or the subadviser's expectations with respect to Brady Bonds will be realized.

         Investors should recognize that Brady Bonds have been issued only recently, and accordingly, do not have a long payment history. Brady Bonds which have been issued to date are rated in the categories "BB" or "B" by Standard & Poor's or "Ba" or "B" by Moody's or, in cases in which a rating by S&P or Moody's has not been assigned, are generally considered by the Fund's adviser or subadviser to be of comparable quality.


         Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Discount bonds issued to date under the framework of the Brady Plan

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have generally borne interested computed semi-annually at a rate equal to 13/16 of 1% above the then current six month London Inter-Bank Offered Rate ("LIBOR") rate. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the applicable Funds will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Brady Bonds issued to date have traded at a deep discount from their face value. Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due date at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the fact amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. Based upon current market conditions, the Fund would not intend to purchase Brady Bonds which, at the time of investment, are in default as to payments. However, in light of the risidual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are considered speculative. A Fund may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

         Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transnational securities depositories. A substantial portion of the Brady Bonds and other sovereign debt securities in which a Fund may invest are likely to be acquired at a discount, which involves certain considerations discussed below under "Additional Information Concerning Taxes."

REAL ESTATE SECURITIES

         Although no Fund will invest in real estate directly, certain Funds may invest in securities of real estate investment trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments and, as a result, such Fund may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic

                                       29
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conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

         REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of Internal Revenue Code, as amended (the "Code").

CONVERTIBLE SECURITIES

         Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both debt obligations and equity securities. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, the credit standing of the issuer and other factors. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. The conversion value of a convertible security is determined by the market price of the underlying common stock. The market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore will react to variations in the general market for equity securities. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

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         A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged.
Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

         A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, a Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

         Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically are rated below investment grade or are not rated.

         Certain Funds may also invest in zero coupon convertible securities. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities acretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the securities back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations then conventional convertible securities. Federal income tax law requires the holder of a zero coupon convertible security to recognize income from the security prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability of federal income taxes, a Fund will be required to distribute income accrued from zero coupon convertible securities which it owns, and may have to sell portfolio securities (perhaps at disadvantageous times) in order to generate cash to satisfy these distribution requirements.

WARRANTS

         Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants acquired by a Fund in units or attached

                                       31
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to securities are not subject to these restrictions. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

PREFERRED STOCK

         Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

SHORT SELLING OF SECURITIES

         In a short sale of securities, a Fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

         A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest the Fund may be required to pay in connection with the short sale.

         In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund must deposit in a segregated

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account an amount of cash or liquid assets equal to the difference between (a)
the market value of securities sold short at the time that they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain on a daily basis the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.


         To the extent that the Fund engages in short sales, it will provide collateral to the broker-dealer and (excluding short sales "against the box") will maintain additional asset coverage in the form of cash or other liquid assets in a segregated account. The Fund does not intend to enter into short sales (other than those "against the box") if immediately after such sale the aggregate of the value of all collateral plus the amount in such segregated account exceeds one-third of the value of the Fund's net assets. This percentage may be varied by action of the Trust's Board of Trustees. A short sale is "against the box" to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.


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RESTRICTED, NON-PUBLICLY TRADED AND ILLIQUID SECURITIES


         A Fund may not invest more than 15% of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.


         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Unless subsequently registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Investment companies do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.


         The Commission has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

         Any such restricted securities will be considered to be illiquid for purposes of a Fund's limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust, VMF or the subadviser has determined such securities to be liquid because such securities are eligible for resale pursuant to Rule 144A and are readily saleable.

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To the extent that qualified institutional buyers may become uninterested in purchasing Rule 144A securities, the Fund's level of illiquidity may increase.

         Some Funds may sell over-the-counter ("OTC") options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


         The applicable subadviser or adviser will monitor the liquidity of restricted securities in the portion of a Fund it manages. In reaching liquidity decisions, the following factors are considered: (A) the unregistered nature of the security; (B) the frequency of trades and quotes for the security; (C) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (D) dealer undertakings to make a market in the security and (E) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


         PRIVATE PLACEMENT COMMERCIAL PAPER. Commercial paper eligible for resale under Section 4(2) of the Securities Act is offered only to accredited investors. Rule 506 of Regulation D in the Securities Act of 1933 lists investment companies as an accredited investor.

         Section 4(2) paper not eligible for resale under Rule 144A under the Securities Act shall be deemed liquid if (1) the Section 4(2) paper is not traded flat or in default as to principal and interest; (2) the Section 4(2) paper is rated in one of the two highest rating categories by at least two NRSROs, or if only NRSRO rates the security, it is rated in one of the two highest categories by that NRSRO; and (3) the Adviser believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

BORROWING

         A Fund may borrow money from banks, limited by each Fund's fundamental investment restriction to 33-1/3% of its total assets (including the amount borrowed), and may engage in mortgage dollar roll and reverse repurchase agreements which may be considered a form of borrowing. In addition, a Fund may borrow up to an additional 5% of its total assets from banks for temporary or emergency purposes. A Fund will not purchase securities when bank borrowings exceed 5% of such Fund's total assets.

         Each Fund expects that its borrowings will be on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender. The Funds have established a line-of-credit ("LOC") with their custodian by which they may borrow for temporary or emergency purposes. The Funds intend to use the LOC to meet large or unexpected redemptions that would otherwise force a Fund to liquidate securities under circumstances which are unfavorable to a Fund's remaining shareholders.

DERIVATIVE INSTRUMENTS


         A Fund's adviser or subadviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options and forward currency contracts to hedge a Fund's portfolio or for risk management or for any other permissible purposes consistent with that Fund's investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.


         Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

         The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, a Fund's ability to use these instruments will be limited by tax considerations.

         SPECIAL RISKS OF DERIVATIVE INSTRUMENTS. The use of derivative instruments involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.


         (1) Successful use of most of these instruments depends upon a Fund's adviser's or subadviser's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

         (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged, as well as, how similar the index is to the portion of the Fund's assets being hedged in terms of securities composition.


         (3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because a Fund's adviser or subadviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, a Fund could suffer a loss.


         (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counter party") to enter into a transaction closing out the position. Therefore, there is no assurance that any hedgingposition can be closed out at a time and price that is favorable to the Fund.

         For a discussion of the federal income tax treatment of a Fund's derivative instruments, see "ADDITIONAL GENERAL TAX INFORMATION" below.

         OPTIONS. A Fund may purchase or write put and call options on securities and indices, and may purchase options on foreign currencies, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under "Restricted, non-publicly traded and Illiquid Securities" above. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.


         The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by a Fund may include European-style options, which can only be exercised at expiration. This is in contrast to American-style options which can be exercised at any time prior to the expiration date of the option.

         A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

         A Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counter party to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter party to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

         A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with a Fund, there is no assurance that such Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counter party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         If a Fund is unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

         A Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.

         The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.


         Transactions using OTC options (other than purchased options) expose a Fund to counter party risk. To the extent required by Commission guidelines, a Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, other options, or futures or (2) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will also set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the Commission and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts as a cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.


         SPREAD TRANSACTIONS. A Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to a Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

         FUTURES CONTRACTS. Certain Funds may enter into futures contracts, including interest rate, index, and currency futures and purchase and write
(sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund's hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. A Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when a Fund's adviser or a subadviser believes it is more advantageous to a Fund than is purchasing the futures contract.


         To the extent required by regulatory authorities, a Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions. The ability of a Fund to trade in futures contracts may be limited by the requirements of the Code applicable to a regulated investment company.

         A Fund will not enter into futures contracts and related options for other than "bona fide hedging" purposes for which the aggregate initial margin and premiums required to establish positions exceed 5% of the Fund's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. There is no overall limit on the percentage of a Fund's assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund's exposure to market, currency, or interest rate fluctuations, such Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

         A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transactions costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, that Fund will continue to be required to maintain the margin deposits on the futures contract.

         No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. Government securities or other liquid obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

         Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If a Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses, because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

         Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

         SWAP AGREEMENTS. A Fund may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with such Fund's investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. A Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         The "notional amount" of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by a Fund, the obligations of the parties would be exchanged on a "net basis." Consequently, a Fund's obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid assets.


         Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on a Fund's adviser's or subadviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on a Fund by the Internal Revenue Code may limit a Fund's ability to use swap agreements. The swaps market is largely unregulated.

         A Fund will enter swap agreements only with counterparties that a Fund's adviser or subadviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.


         FOREIGN CURRENCY-RELATED DERIVATIVE STRATEGIES - SPECIAL CONSIDERATIONS. A Fund may use options and futures and options on futures on foreign currencies and forward currency contracts to hedge against movements in the values of the foreign currencies in which a Fund's securities are denominated. A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates and may also engage in currency transactions to increase income and total return. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.


         A Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, a Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which a subadviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

         The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.

         Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.


         Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, a Fund will normally purchase OTC options on foreign currency only when a Fund's adviser or subadviser believes a liquid secondary market will exist for a particular option at any specific time.


FORWARD CURRENCY CONTRACTS

         A Fund may enter into forward currency contracts. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

         At or before the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

         The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

         CURRENCY HEDGING. While the values of forward currency contracts, currency options, currency futures and options on futures may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of a Fund's investments denominated in that currency over time.

         A decline in the dollar value of a foreign currency in which a Fund's securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In order to protect against such diminutions in the value of securities it holds, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.

         A Fund may enter into foreign currency exchange transactions to hedge its currency exposure in specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. A Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.

         Cross Hedging. At the discretion VMF or a subadviser a Fund may employ the currency hedging strategy known as "cross-hedging" by using forward currency contracts, currency options or a combination of both. When engaging in cross-hedging, a Fund seeks to protect against a decline in the value of a foreign currency in which certain of its portfolio securities are denominated by selling that currency forward into a different foreign currency for the purpose of diversifying the Fund's total currency exposure or gaining exposure to a foreign currency that is expected to appreciate.


FOREIGN COMMERCIAL PAPER

         A Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. A Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rate enables a Fund to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. A Fund will purchase such commercial paper for hedging purposes only, not for speculation. The staff of the SEC is currently considering whether the purchase of this type of commercial paper would result in the issuance of a "senior security" within the meaning of the Investment Company Act of 1940. The Funds believe that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or other liquid assets having a value equal to the aggregate principal amount of outstanding commercial paper of this type.

SECURITIES OF INVESTMENT COMPANIES

         As permitted by the Investment Company Act of 1940, a Fund may invest up to 10% of its total assets, calculated at the time of investment, in the securities of other open-end or closed-end investment companies. No more than 5% of a Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. A Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by the Fund. Some of the countries in which a Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies.

BANK OBLIGATIONS

         Bank obligations that may be purchased by a Fund include certificates of deposit, banker's acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

         Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

FLOATING AND VARIABLE RATE INSTRUMENTS

         Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain of the floating or variable rate obligations that may be purchased by the Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

         Some of the demand instruments purchased by a Fund may not be traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as "readily marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as "not readily marketable" and therefore illiquid.


         Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and to provide for periodic adjustments in the interest rate. A Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it is otherwise allowed to purchase. A Fund's adviser or subadviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.


         A Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than a Fund's custodian subject to a subcustodian agreement approved by the Fund between that bank and the Fund's custodian.

         Inverse Floating Instruments. Certain Funds may invest up to 5% of their net assets in inverse floating rate securities. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values.

ZERO COUPON SECURITIES, PAY-IN-KIND BONDS ("PIK BONDS") AND DEFERRED PAYMENT SECURITIES

         Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon securities may have conversion features. PIK bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Deferred payment securities are often sold at substantial discounts from their maturity value.

         Zero coupon securities, PIK bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities, PIK bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of a Fund's limitation on investments in illiquid securities.

         Current federal income tax law requires the holder of a zero coupon security, certain PIK bonds, deferred payment securities and certain other securities acquired at a discount to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for federal income and excise taxes, a Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

LOAN PARTICIPATIONS AND ASSIGNMENTS


         Loan Participations typically will result in a Fund having a contractual relationship only with the lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Fund will acquire Loan Participations only if the lender interpositioned between the Fund and the borrower is determined by the applicable subadviser to be creditworthy. When a Fund purchases Assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

         A Fund may have difficulty disposing of Assignments and Loan Participations. Because the market for such instruments is not highly liquid, the Fund anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Fund's ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

         In valuing a Loan Participation or Assignment held by a Fund for which a secondary trading market exists, the Fund will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Fund's Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower under the loan and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) recent prices in the market for similar loans; and (iv) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

MORTGAGE DOLLAR ROLLS AND REVERSE REPURCHASE AGREEMENTS


         A Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A Fund generally retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing (see "Borrowing"). When required by guidelines of the Commission, a Fund will set aside permissible liquid assets in a segregated account to secure its obligations to repurchase the security. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. Reverse repurchase agreements are considered to be borrowings under the Investment Company Act of 1940.


         Mortgage dollar rolls are arrangements in which a Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by the Funds. (See "Borrowing")


         Mortgage dollar rolls and reverse repurchase agreements may be used as arbitrage transactions in which a Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Fund's adviser or subadviser believes that such arbitrage transactions do not present the risks to the Funds that are associated with other types of leverage.


TEMPORARY DEFENSIVE POSITIONS


         In response to economic, political or unusual market conditions, each Fund may invest up to 100% of its assets in cash or money market obligations. In addition, a Fund may have, from time to time, significant cash positions until suitable investment opportunities are available.


INVESTMENT RESTRICTIONS


         The following are fundamental investment restrictions of each Fund which cannot be changed without the authorization of the majority of the outstanding shares of the Fund for which a change is proposed. The vote of the majority of the outstanding securities means the vote of (A) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (B) a majority of the outstanding securities, whichever is less.


Each of the Funds:


- May not borrow money or issue senior securities, except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the Investment Company Act of 1940 (the "Act") or any rule, order or interpretation thereunder.

- May not purchase or sell real estate, except that each Fund may acquire real estate through ownership of securities or instruments and may purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein) or instruments secured by real estate (including interests therein).

- May not lend any security or make any other loan, except that each Fund may purchase or hold debt securities and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements.

- May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

- May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus and Statement of Additional Information of such Fund.

- May not purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry; provided, that in replicating the weightings of a particular industry in its target index, a Series or Fund may invest more than 25% of its total assets in securities of issuers in that industry.

- May not purchase securities of one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, so that (a) more than 5% of the Fund's total assets (taken at current value) would be invested in such issuer (except that up to 75% of the Fund's total assets may be invested without regard to such 5% limitation), and (b) more than 25% of its total assets (taken at current value) would be invested in securities of a single issuer. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. (This restriction does not apply to Funds described as nondiversified in the Prospectus.)


         The following are the non-fundamental operating policies of the Funds which may be changed by the Board of Trustees of the Trust without shareholder approval:

Each Fund may not:


- Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sales as required by the current rules and positions of the Commission or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

- Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.

- Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

- Pledge, mortgage or hypothecate any assets owned by the Fund in excess of 33 1/3% of the Fund's total assets at the time of such pledging, mortgaging or hypothecating.


- Purchase securities of other investment companies except (a)in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or (b) to the extent permitted by the Act or any rules or regulations thereunder pursuant to any exemptions therefrom.


TRUSTEES AND OFFICERS OF THE TRUST

         The business and affairs of the Trust are managed under the direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust.

         The principal occupation of the Trustees and Officers during the last five years, their ages, their addresses and their affiliations are:


JOHN C. BRYANT, Trustee*, Age --64
411 Oak St., Suite 306, Cincinnati, Ohio 45219
Dr. Bryant is Executive Director, Cincinnati Youth Collaborative, a partnership of business, government, schools and social service agencies to address the educational needs of students. He was formerly Professor of Education, Wilmington College.

C. BRENT DEVORE, Trustee, Age 59
North Walnut and West College Avenue, Westerville, Ohio
Dr. DeVore is President of Otterbein College.

SUE A. DOODY, Trustee, Age  65
169 East Beck Street, Columbus, Ohio
Ms. Doody is President of Lindey's Restaurant, Columbus, Ohio. She is an active member of the Greater Columbus Area Chamber of Commerce Board of Trustees.

ROBERT M. DUNCAN, Trustee*,  Age 72

1397 Haddon Road, Columbus, Ohio
Mr. Duncan is a member of the Ohio Elections Commission. He was formerly Secretary to the Board of Trustees of The Ohio State University. Prior to that, he was Vice President and General Counsel of The Ohio State University.


THOMAS J. KERR, IV, Trustee*, Age  66
4890 Smoketalk Lane, Westerville, Ohio
Dr. Kerr is President Emeritus of Kendall College. He was formerly President of Grant Hospital Development Foundation.

DOUGLAS F. KRIDLER, Trustee, Age  44
55 E. State Street, Columbus, Ohio
Mr. Kridler is President of the Columbus Association of Performing Arts.

DIMON R. MCFERSON, Trustee*+, Age  62
One Nationwide Plaza, Columbus, Ohio
Mr. McFerson is President and Chief Executive Officer of the Nationwide Insurance Enterprise and is Chairman and Chief Executive Officer of Nationwide Advisory Services, Inc.

NANCY C. THOMAS, Trustee+, Age  65
10835 Georgetown Road, NE, Louisville, Ohio
Ms. Thomas is a farm owner and operator. She is also a Director of the Nationwide Insurance Companies and associated companies.

DAVID C. WETMORE, Trustee, Age  51
11495 Sunset Hills Rd - Suite #210, Reston, Virginia
Mr. Wetmore is the Managing Director of The Updata Capital, a venture capital firm.

JAMES F. LAIRD, JR., Treasurer, Age  43
Three Nationwide Plaza, Columbus, Ohio
Mr. Laird is Vice President and General Manager of Nationwide Advisory Services, Inc., the Distributor.

ELIZABETH A. DAVIN, Secretary, age  36
Three Nationwide Plaza, Columbus, Ohio
Ms. Davin is a member of Dietrich, Reynolds & Koogler, the Trust's legal counsel.


+ A Trustee who is an "interested person" of the Trust as defined in the Investment Company Act.

* Members of the Executive Committee. Mr. McFerson is Chairman. The Executive Committee has the authority to act for the Board of Trustees except as provided by law and except as specified in the Trust's Bylaws.


Bryant, Doody, DeVore, Duncan, Kerr, Kridler and Wetmore are also Trustees, and Laird and Davin are also Officers of Nationwide Separate Account Trust and Nationwide Asset Allocation Trust, registered investment companies in the Nationwide Fund Complex.


         All Trustees and Officers of the Trust own less than 1% of its outstanding shares.


         The Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust. VMF reimburses the Trust for fees and expenses paid to Trustees who are interested persons of the Trust. The Compensation Table below sets forth the total compensation to be paid to the Trustees of the Trust, before reimbursement, for the fiscal period ended October 31, 1998. In addition, the table sets forth the total compensation to be paid to the Trustees from all funds in the Nationwide Fund Complex, for the fiscal year ended October 31, 1999. Trust officers receive no compensation from the Trust in their capacity as officers.

                                                     COMPENSATION TABLE

                                                                              PENSION
                                                                            RETIREMENT
                                                        AGGREGATE            BENEFITS           ANNUAL            TOTAL
                                                      COMPENSATION          ACCURED AS         BENEFITS       COMPENSATION
NAME OF PERSON,                                           FROM             PART OF TRUST         UPON         FROM THE FUND
POSITION                                                THE TRUST            EXPENSES         RETIREMENT        COMPLEX**


John C. Bryant, Trustee                                 $ 9,167                --0--             --0--             $18,167
C. Brent DeVore, Trustee                                  9,167                --0--             --0--              18,167
Sue A. Doody, Trustee                                     9,167                --0--             --0--              18,167
Robert M Duncan, Trustee                                  9,167                --0--             --0--              18,167
Thomas J. Kerr, IV, Trustee                               9,167                --0--             --0--              18,167
Douglas F. Kridler, Trustee                               9,167                --0--             --0--              18,167
Dimon R. McFerson, Trustee                                --0--                --0--             --0--               --0--
Nancy C. Thomas, Trustee                                  9,167                --0--             --0--               --0--
David C. Wetmore, Trustee                                 9,167                --0--             --0--              18,167

**The Fund Complex includes three trusts comprised of __65____ investment company funds or series.




INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER


         Under the terms of the Investment Advisory Agreement dated May 9, 1998 as amended as of December __, 1999, Villanova Mutual Fund Capital Trust ("VMF") manages the investment of the assets of the Funds, as well as the other funds of the Trust (except for Morley Capital Accumulation Fnd, Morley Enhanced Income Fund and the Index Funds) in accordance with the policies and procedures established by the Trustees. With respect to the Mid Cap Growth Fund, Growth Fund, Nationwide Fund, Bond Fund, Tax-Free Income Fund, Long-Term U.S. Government Bond Fund, Intermediate U.S. Government Bond Fund, Money Market Fund, Focus Fund, High Yield Bond Fund, VMF manages the day-to-day investments of the assets of such Funds. With respect to each of the Prestige Advisor Series of the Trust and the S&P 500 Index Fund VMF provides investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of the subadvisers to such funds, who each manage the investment portfolio of a particular fund. VMF is also authorized to select and place portfolio investments on behalf of the fund which engage subadvisers; however VMF does not intend to do so at this time.


         VMF pays the compensation of the Trustees and officers affiliated with VMF. VMF also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Trust and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Trust.


         The Investment Advisory Agreement also specifically provides that VMF, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The Agreement will continue in effect for an initial period of two years and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Agreement terminates automatically in the event of its "assignment", as defined under the Act. It may be terminated as to a Fund without penalty by vote of a majority of the outstanding voting securities of that Fund, or by either party, on not less than 60 days written notice. The Agreement further provides that VMF may render similar services to others.

         The Trust pays the compensation of the Trustees who are not interested persons of VMF and all expenses (other than those assumed by VMF), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; fees under the Trust's Fund Administration Agreement; fees and expenses of independent certified public accountants, legal counsel, and any transfer agent, registrar, and dividend disbursing agent of the Trust; expenses of preparing, printing, and mailing shareholders' reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions; insurance premiums; fees and expenses of the custodian for all services to the Trust; expenses of calculating the net asset value of shares of the Trust; expenses of shareholders' meetings; and expenses relating to the issuance, registration, and qualification of shares of the Trust. VMF reimburses the Trust for fees and expenses paid to Trustees who are interested persons of the Trust.


         VMF, a Delaware business trust, is a wholly owned subsidiary of Villonova Capital, Inc., 97% of the common stock of which is held by Nationwide Financial Services, Inc. (NFS). NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling

Nationwide Corporation (the holder of all of the outstanding Class B common stock) to control NFS. Nationwide Corporation is also a holding company in the Nationwide Insurance Enterprise. All of the Common Stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders.

         For services provided under the Investment Advisory Agreement, VMF receives an annual fee paid monthly based on average daily net assets of each Fund according to the following schedule:

                 FUND                                   ASSETS                                   FEE

Nationwide   Mid   Cap   Growth   Fund,    $0 up to $250 million                                0.60%
Nationwide   Growth  Fund,   Nationwide    $250 million up to $1 billion                        0.575%
Fund and Nationwide Focus Fund             $1 billion up to $2 billion                          0.55%
                                           $2 billion up to $5 billion                          0.525%
                                           $5 Billion and more                                  0.50%



Nationwide Bond Fund,                      $0 up to $250 million                                0.50%
Nationwide    Tax-Free   Income   Fund,    $250 million up to $1 billion                        0.475%
Nationwide  Long-Term  U.S.  Government    $1 billion up to $2 billion                          0.45%
Bond Fund, and Nationwide  Intermediate    $2 billion up to $5 billion                          0.425%
U.S. Government Bond Fund                  $5 Billion and more                                  0.40%


Nationwide Money Market Fund               $0 up to $1 billion                                  0.40%
                                           $1 billion up to $2 billion                          0.38%
                                           $2 billion up to $5 billion                          0.36%
                                           $5 billion and more                                  0.34%


Nationwide S&P 500 Index Fund              $0 up to $1.5 billion                                0.12%
                                           $1.5 billion up to $3 billion                        0.11%
                                           $3 billion and more


Prestige Large Cap Value Fund              up to $100 million                                   0.75%
                                           $100 million or more                                 0.70%

Prestige Large Cap Growth Fund             up to $150 million                                   0.80%
                                           $150 million or more                                 0.70%


Prestige Balanced Fund                     up to $100 million                                   0.75%
                                           $100 million or more                                 0.70%

Prestige Small Cap Fund                    up to $100 million                                   .95%
                                           $100 million or more                                 0.80%

Prestige International Fund                up to $200 million                                   0.85%
                                           $200 million or more                                 0.80%


Nationwide Value Opportunities Fund        $0 up to $250 million                                0.270%
                                           $250 million up to $1 billion                        0.675%
                                           $1 billion up to $2 billion                          0.65%
                                           $2 billion up to $5 billion                          0.625%
                                           $5 billion and more                                  0.60%


Nationwide High Yield Bond Fund            $0 up to $250 million                                0.55%
                                           $250 million up to $1 billion                        0.525%
                                           $1 billion up to $2 billion                          0.50%
                                           $2 billion up to $5 billion                          0.475%
                                           $5 billion and more                                  0.45%

         VMF has also agreed to waive advisory fees, and if necessary, reimburse expenses in order to limit annual Fund operating expenses for certain of the Funds as follows:

- Nationwide Mid Cap Growth Fund to 1.25% for Class A shares, 2.00% for Class B shares and 1.00% for Class D shares
- Nationwide Long-Term U.S. Government Bond Fund and Nationwide Intermediate U.S. Government Bond Fund to 1.04% for Class A shares, 1.64% for Class B shares and 0.79% for Class D shares
- Prestige Large Cap Value Fund to 1.15% for Class A shares, 1.90% for Class B shares and

     1.00% for Class Y shares
- Prestige Large Cap Growth Fund to 1.20% for Class A shares, 1.95% for Class B shares and 1.05% for Class Y shares
- Prestige Balanced Fund to 1.10% for Class A shares, 1.85% for Class B shares and 0.95% for Class Y shares
- Prestige Small Cap Fund to 1.35% for Class A shares, 2.10% for Class B shares and 1.20% for Class Y shares
- Prestige Large Cap Value Fund to 1.30% for Class A shares, 2.05% for Class B shares and 1.25% for Class Y shares

- Nationwide S&P 500 Index Fund to 0.75%, ____ for Class A shares, 1.25% for Class B shares,0.48% for Class Y shares, 0.63% for Class R shares,and 0.23% for Institutional Class, and, 0.35% for Local Fund shares

- Nationwide Focus Fund to 1.20% for Class A shares, 1.70% for Class B shares and 0.75% for Institutional Class shares


- Nationwide Value Opportunities Fund to 1.35% for Class A shares, 1.85% for Class B shares and 1.00% for Institutional Class shares

- Nationwide High Yield Bond Fund to 1.20% for Class A shares, 1.80% for Class B shares and 0.85% for Institutional Class shares

         In the interest of limiting the expenses of each of the Funds listed above (except the Nationwide MidCap Growth Fund, the Nationwide Long-Term U.S. Government Bond Fund, the Nationwide Intermediate U.S. Government Bond Fund and the Nationwide S&P 500 Index Fund, VMF has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement"). Pursuant to the Expense Limitation Agreement, UBT has agreed to waive or limit its fees and to assume other expenses (except for Rule 12b-1 Fees and Administrative Service
Fees) to the extent necessary to limit the total annual operating expenses of each Class of the Fund to the limits described above. Reimbursement by the Fund of the advisory fees waived or limited and other expenses reimbursed by VMF pursuant to the Expense Limitation Agreement may be made at a later date when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by VMF is not permitted.

         VMF may from time to time waive some or all of its investment advisory fee or other fees for any of the fund of the Trust. The waiver of such fees will cause the total return and yield of a fund to be higher than they would otherwise be in the absence of such a waiver.

         During the fiscal years ended October 31, 1999, 1998,1997 and 1996, VMF/NAS received the following fees for investment advisory services*:



                                                      Acquired                             Years Ended October 31,
                FUND                                    FUND*                        1999            1998            1997
                ----                                    ----                         ----            ----            ----

Mid Cap Growth                         Growth of FHIT                                  $66,283         $61,706         $63,883
Growth                                 Growth of NIF                                 5,873,926       4,894,110       3,750,599
Nationwide Fund                        Nationwide Fund of NIF                       13,888,290      9.9787,231      5,938,9011
Bond                                   Bond of NIF                                     674,918         647,809         629,068
Tax-Free Income                        Tax-Free Income of NIF II and                 1,263,813                       1,810,070
                                       Municipal Bond of FHIT                                        1,303,626
LT U.S. Govt.                          Government of FHIT                              198,048         254,928         343,259
Intermediate U.S. Govt.                U.S. Govt. of NIF II                            314,314         266,473         256,016
Money Market**                                                                       4,709,925       3,857,898       3,519,727
                                       Money Market of NIF and
                                       Cash Reserve of FHIT
S&P 500 Index                                                                          79,372            7,315(1)
Large Cap Growth                                                                       89,668(2)
Large Cap Value                                                                        62,525(2)
Balanced                                                                               48,069(2)
Small Cap                                                                              64,998(2)
International                                                                          45,208(2)


(1) Commenced operations July 24, 1998. All such fees were waived by NAS.
(2) Commenced operations November 2, 1998.

* As of May 9, 1998, the Funds acquired all of the assets of one or more series of Nationwide Investing Foundation ("NIF"), Nationwide Investing Foundation II ("NIF II") and Financial Horizons Investment Trust ("FHIT") (collectively, the "Acquired Funds"), as described above, in exchange for the assumption of the stated liabilities of the Acquired Funds and a number of full and fractional Class D shares of the applicable Fund (the Money Market Fund issued shares without class designation) having an aggregate net asset value equal to the net assets of the Acquired Funds as applicable (the "Reorganization"). (1)

** Net of waivers prior to the Reorganization of $221,174, $389,150 and $328,076 for the fiscal year ended October 31, 1998, 1997, and 1996, respectively.

         During the period from July 24, 1998 (date of commencement of operations) through October 31, 1998, NAS waived advisory fees for the S&P 500 Index Fund in the amount of $7,315. The Large Cap Value, Large Cap Growth, Balanced, Small Cap and International Funds did not begin operations until November 2, 1998.

         The Subadvisers for the Funds are as follows:

                FUND                                  SUBADVISER

         Large Cap Value               Brinson Partners, Inc. ("Brinson Partners")

         Large Cap Growth              Goldman Sachs Asset Management ("GSAM")

         Balanced                      J.P. Morgan Investment Management, Inc. ("J.P. Morgan")

         Small Cap                     INVESCO Management & Research, Inc. ("IMR")

         International                 Lazard Asset Management ("Lazard")

         S&P 500 Index                 Fund Asset Management L.P. ("FAM")

         Small Cap Value II            Villanova Value Investors, Inc. ("VVI")

         Brinson Partners, a Delaware corporation and an investment management firm, is an indirect wholly-owned subsidiary of UBS AG, an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many aspects of the financial services industry. GSAM is a separate operating division of Goldman Sachs & Co., an investment banking firm whose headquarters are in New York, New York. J.P. Morgan is a directly wholly owned subsidiary of J.P. Morgan & Co. Incorporated, a bank holding company organized under the laws of Delaware. J.P. Morgan offers a wide range investment management services and acts as investment adviser to corporate and institutional clients. IMR is part of a global investment organization, AMVESCAP plc. AMVESCAP plc is a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. Lazard is a New York-based division of Lazard Freres & Co. LLC, a limited liability company registered as an investment adviser and providing investment management services to client discretionary accounts. FAM, P.O. Box 9011, Princeton, New Jersey 08523-9011, is a limited partnership, the partners of which are ML& Co., and Princeton Services. ML & Co. and Princeton Services are "controlling persons" of FAM as defined under the Investment Company Act of 1940 because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies. Prior to December 29, 1999, the Dreyfus Corporation ("Dreyfus") served as Subadviser for the Fund. Dreyfus, 200 Park Avenue, New York, N.Y. 10166, which was formed in 1947, s registered under the Investment Advisers Act of 1940, serves as subadviser to the Fund pursuant to a Subadvisory Agreement dated July 23, 1998. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

Villanova Value Investors, Inc. is a subsidiary of Villanova Capital, Inc. which is also the parent of VMF. VVI is located at 56767 Mt. Vernon, Shelby Township, Michigan 48316 and was formed in 1999.

         Subject to the supervision of the VMF and the Trustees, each of the Subadvisers manages the assets of the Fund listed above in accordance with the Fund's investment objectives and policies. Each Subadviser makes investment decisions for the Fund and in connection with such investment decisions places purchase and sell orders for securities. For the investment management services they provide to the Funds, the Subadvisers receive annual fees from VMF, calculated at an annual rate based on the average daily net assets of the Funds, in the following amounts:

                 FUND                                   ASSETS                                   FEE

       Large Cap Value Fund                   up to $100 million                                0.35%
                                              $100 million or more                              0.30%


       Large Cap Growth Fund                  up to $150 million                                0.40%
                                              $150 million or more                              0.30%

       Balanced Fund                          up to $100 million                                0.35%
                                              $100 million or more                              0.30%

       Small Cap Fund                         up to $100 million                                0.55%
                                              $100 million or more                              0.40%

       International Fund                     up to $200 million                                0.45%
                                              $200 million or more                              0.40%


       S&P 500 Index Fund                     up to $250 million                                0.07%
                                              next $250 million                                 0.06%
                                              next $500 million                                 0.05%
                                              $1 billion or more                                0.04%
                                              $0 up to $250 million

       Nationwide Value                       $250 million up to $1                             0.70%
       Opportunities Fund                     billion                                           0.675%
                                              $1 billion up to $2 billion                       0.65%
                                              $2 billion up to $5 billion                       0.625%
                                              $5 billion and more                               0.60%


         The following table sets forth the amount NAS/VMF paid to the Subadvisers for the fiscal periods ended October 31, 1999 and 1998:

                                                              Years Ended October 31,
SUBADVISER                                                    1999              1998
-----------------------------------------------------------------------------------
         Brinson Partners                                      $29,182(1)       ---
         GSAM                                                   44,853(2)       ---
         J.P. Morgan                                            22,437(2)       ---
         IMR                                                    37,636(2)       ---
         Lazard                                                 23,934(2)       ---
         Dreyfus                                                36,609          $ 3,9392

(1)  The Fund began operations on November 2, 1998.
(2)

         During the period from July 24, 1998 (date of commencement of operations) through October 31, 1998, NAS paid $3,939 in subadvisory fees to Dreyfus with respect to the S & P 500 Index Fund.

         VMF and the Trust have received from the Securities and Exchange Commission an exemptive order for the multi-manager structure which allows VMF to hire, replace or terminate subadvisers without the approval of shareholders; the order also allows VMF to revise a subadvisory agreement without shareholder approval. If a new subadviser is hired, the change will be communicated to shareholders within 90 days of such changes, and all changes will be approved by the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust or VMF. The order is intended to facilitate the efficient operation of the Funds and afford the Trust increased management flexibility.

         VMF provides to the Funds investment management evaluation services principally by performing initial due diligence on prospective Subadvisers for the Fund and thereafter monitoring the performance of the Subadviser through quantitative and qualitative analysis as well as periodic in-person, telephonic and written consultations with the Subadviser. VMF has responsibility for communicating performance expectations and evaluations to the Subadviser and ultimately recommending to the Trust's Board of Trustees whether the Subadviser's contract should be renewed, modified or terminated; however, VMF does not expect to recommend frequent changes of subadvisers. VMF will regularly provide written reports to the Trust's Board of Trustees regarding the results of its evaluation and monitoring functions. Although VMF will monitor the performance of the Subadvisers, there is no certainty that the Subadviser or the Fund will obtain favorable results at any given time.

MORLEY CAPITAL ACCUMULATION FUND AND MORLEY ENHANCED INCOME FUND

         Under the terms of the Trust's investment advisory agreement with UBT (the "UBT Advisory Agreement"), UBT manages the Morley Capital Accumulation Fund and Morley Enhanced Income Fund, subject to the supervision and direction of the Board of Trustees. UBT will: (i) act in strict conformity with the Declaration of Trust and the 1940 Act, as the same may from time to time be amended; (ii) manage the Fund in accordance with the Fund's investment objectives, restrictions and policies; (iii) make investment decisions for the Fund; and
(iv) place purchase and sale orders for securities and other financial instruments on behalf of the Fund.

         UBT has informed the Fund that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Fund, UBT will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of UBT, its parent or its affiliates and, in dealing with its customers, UBT, its parent and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by UBT or any such affiliate.


         Morley Financial Services, Inc. ("MFS") owns 100% of the issued and outstanding voting securities of UBT. MFS, an Oregon corporation, is a wholly owned subsidiary of Villanova Capital, Inc..


         UBT is a state bank and trust company chartered in 1913 and reorganized under the laws of the state of Oregon in 1992. UBT provides a range of investment and fiduciary services to institutional clients. UBT maintains and manages common and pooled trust funds invested primarily in fixed income assets whose principal value is relatively stable. UBT currently has approximately $1.0 billion under management. UBT also acts as custodian with respect to similar fixed income assets.

         Under the terms of the Investment Advisory Agreement dated February 1, 1999, as amended, UBT manages the investment of the assets of the Morley Capital Accumulation Fund and Morley Enhanced Income Fund in accordance with the policies and procedures established by the Trustees. UBT pays the Fund's pro rata share of the compensation of the Trustees who are interested persons of the Trust and officers and employees of UBT. UBT also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Fund and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Fund.

         The Investment Advisory Agreement also specifically provides that UBT, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Fund, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The Agreement will continue in effect for an initial period of two years and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Fund, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Agreement terminates automatically in the event of its "assignment", as defined under the 1940 Act. It may be terminated as to the Fund without penalty by vote of a majority of the outstanding voting securities of the Fund, or by either party, on not less than 60 days written notice. The Agreement further provides that UBT may render similar services to others.

         Subject to the Fund's Expense Limitation Agreement the Trust pays the compensation of the Trustees who are not interested persons of the Trust and all expenses (other than those assumed by UBT), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; fees under the Trust's Fund Administration Agreement; fees and expenses of independent certified public accountants, legal counsel, and any transfer agent, registrar, and dividend disbursing agent of the Trust; expenses of preparing, printing, and mailing shareholders' reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions, insurance premiums, fees and expenses of the custodian for all services to the Trust; and expenses of calculating the net asset value of shares of the Trust, expenses of shareholders' meetings, and expenses relating to the issuance, registration, and qualification of shares of the Trust.


As compensation for UBT's services to the Morley Capital Accumulation Fund, the Fund is obligated to pay UBT a fee computed and accrued daily and paid monthly at an annual rate of 0.35% of the average daily net assets of the Fund. UBT has agreed to waive 0.10% of that fee until further written notice to Shareholders.In the interest of limiting the expenses of the Fund, UBT has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement"). Pursuant to the Expense Limitation Agreement, UBT has agreed to waive or limit its fees and to assume other expenses (except for Rule 12b-1
Fees) to the extent necessary to limit the total annual operating expenses of each Class of the Fund (expressed as a percentage of average daily net assets and excluding Rule 12b-1 Fees) to no more than 0.70% for ISC Shares 0.55% for IC Shares and 0.70% for IRA Shares. Reimbursement by the Fund of the advisory fees waived or limited and other expenses reimbursed by UBT pursuant to the Expense Limitation Agreement may be made at a later date when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $50 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by UBT is not permitted.

         As compensation for UBT's services to the Morley Enhanced Income Fund, the Fund is obligated to pay UBT a fee computed and accrued daily and paid monthly at an annual rate of 0.35% of the average daily net assets of the Fund. In the interest of limiting the expenses of the Fund, UBT has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement"). Pursuant to the Expense Limitation Agreement, UBT has agreed to waive or limit its fees and to assume other expenses (except for Rule 12b-1 Fees and Administrative Service Fees) to the extent necessary to limit the total annual operating expenses of each Class of the Fund to 0.90% for Class A, 0.70% for Class Y and 0.45% for Institutional Class shares. Reimbursement by the Fund of the advisory fees waived or limited and other expenses reimbursed by UBT pursuant to the Expense Limitation Agreement may be made at a later date when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by UBT is not permitted.


THE INDEX FUNDS

         With respect to the Nationwide Small Cap Index, Nationwide International Index Fund, Nationwide Bond Index Fund (collectively, the "Index Funds") each Index Fund invests all of its assets in shares of the corresponding Series of Quantitative Master Series Trust. Accordingly, the Index Funds do not invest directly in portfolio securities and do not require investment advisory services. All portfolio management occurs at the level of Quantitative Master Series Trust. Quantitative Master Series Trust has entered into a management agreement ("Management Agreement") with Fund Asset Management ("FAM").

         FAM provides Quantitative Master Series Trust with investment advisory and management services. Subject to the supervision of the Board of Trustees of Quantitative Master Series Trust, FAM is responsible for the actual management of each Series' portfolio and constantly reviews the Series' holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with FAM. FAM performs certain of the other administrative services and provides all the office space, facilities, equipment and necessary personnel for management of the Series.

         Securities held by the Series of Quantitative Master Series Trust may also be held by, or be appropriate investments for, other funds or investment advisory clients for which FAM or its affiliates act as an adviser. Because of different objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities by FAM for the Series or other funds for which it acts as investment adviser or for its advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of FAM or its affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold there may be an adverse effect on price.

         As discussed in the Prospectus, FAM receives for its services to the Series monthly compensation at the annual rates of the average daily net assets of each Series as follows:

         Name of Series                                        Management Fee

         Merrill Lynch Small Cap Index Series.........................  0.08%
         Merrill Lynch Aggregate Bond Index Series....................  0.06%
         Merrill Lynch International Index Series.....................  0.11%

         The table below sets forth information about the total investment advisory fees paid by the Series to FAM, and any amount voluntarily waived by FAM.

                                     Small Cap    Aggregate Bond  International
                                    Index Series   Index Series    Index Series

December 31, 1997*
     Contractual amount...............$ 36,425       $   88,609     $ 100,102
     Amount waived (if applicable)....$ 36,425       $   37,562     $  35,546
December 31, 1998
     Contractual amount...............$ 61,476       $  238,378     $ 142,489
     Amount waived (if applicable)....$ 61,476       $    2,537     $  87,182

* Period is from commencement of operations (April 3, 1997 for the Aggregate Bond Index Series, and April 9, 1997 for the Small Cap Index Series and the International Index Series).

         The Management Agreement obligates FAM to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of FAM Index Trust connected with investment and economic research, trading and investment management of Index Master Series Trust, as well as the fees of all Trustees who are affiliated persons of FAM or any of their affiliates. Each Series pays all other expenses incurred in the operation of the Series (except to the extent paid by Merrill Lynch Funds Distributor), including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, stock certificates, shareholder reports, copies of the registration statements, charges of the custodian, any sub-custodian and transfer agent, expenses of portfolio transactions, expenses of redemption of shares, Securities and Exchange Commission fees, expenses of registering the shares under federal, state or foreign laws, fees and out-of-pocket expenses of unaffiliated Trustees, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by Index Master Series Trust or the

Series. Merrill Lynch Funds Distributor will pay certain of the expenses of Index Master Series Trust incurred in connection with the offering of its shares of beneficial interest of each of the Series.

         FAM is a limited partnership, the partners of which are ML & Co. and Princeton Services. ML & Co. and Princeton Services are "controlling persons" of FAM as defined under the 1940 Act because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies.

         Unless earlier terminated as described below, the Management Agreement will remain in effect from year to year with respect to each Series if approved annually (a) by the Board of Trustees or by a majority of the outstanding shares of the Series and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the 1940 Act) of any such party. Such contract is not assignable and may be terminated without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Series.


DISTRIBUTOR


         NAS serves as underwriter for each of the Funds in the continuous distribution of its shares pursuant to a Underwriting Agreement dated as of May 9, 1998, as amended as of December ___, 1999, (the "Underwriting Agreement"). Unless otherwise terminated, the Underwriting Agreement will continue in effect until May 9, 2000, and year to year thereafter for successive annual periods, if, as to each Fund, such continuance is approved at least annually by (i) the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

         In its capacity as Distributor, NAS solicits orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. NAS receives no compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the sales charge, if any, imposed upon sales of shares of each of the Funds.


DISTRIBUTION PLAN

         The Funds have adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the 1940 Act. The Plan permits the Funds to compensate NAS, as the Funds' Distributor, for expenses associated with the distribution of shares of the Funds. Although actual distribution expenses may be more or less, under the Plan the Funds pay NAS an annual fee in an amount that will not exceed the following amounts:

-    0.25% of the average daily net assets of Class A shares; and

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

- 1.00% of the average daily net assets of Class B shares for each of the Funds

         Distribution expenses paid by NAS may include the costs of marketing, printing and mailing prospectuses and sales literature to prospective investors, advertising, and compensation to sales personnel and broker-dealers as well as payments to broker-dealers for shareholder services.

         As required by Rule 12b-1, the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan was initially approved by the Board of Trustees on March 5, 1998, and is amended from time to time upon approval by the Board of Trustees. The Plan may be terminated as to a Class of a Fund by vote of a majority of the Independent Trustees, or by vote of majority of the outstanding shares of that Class. Any change in the Plan that would materially increase the distribution cost to a Class requires shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding Shares of the applicable Class. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan as to a Fund must determine that there is a reasonable likelihood that the Plan will benefit such Fund and its Shareholders.

         The Board of Trustees of the Trust believes that the Plan is in the best interests of the Funds since it encourages Fund growth and maintenance of Fund assets. As the Funds grow in size, certain expenses, and therefore total expenses per Share, may be reduced and overall performance per Share may be improved.

         NAS may enter into, from time to time, Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of a Fund's Shares including, but not limited to, those discussed above.

ADMINISTRATIVE SERVICES PLAN

         Under the terms of an Administrative Services Plan, a Fund is permitted to enter into Servicing Agreements with servicing organizations, such as NAS, who agree to provide certain

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


administrative support services in connection with the Class A. Such administrative support services include but are not limited to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering inquiries regarding the Funds, providing periodic statements showing the account balance for beneficial owners or for plan participants or contract holders of insurance company separate accounts, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required.


         As authorized by the Administrative Services Plan, the Trust has entered into a Servicing Agreement pursuant to which Nationwide Financial Services, Inc. has agreed to provide certain administrative support services in connection with Class A of each Fund held beneficially by its customers. In consideration for providing administrative support services, NFS and other entities with which the Trust may enter into Servicing Agreements (which may include NAS) will receive a fee, computed at the annual rate of up to 0.25% of the average daily net assets of the Class A shares of each Fund held by customers of NFS or such other entity.

FUND ADMINISTRATION

         Under the terms of a Fund Administration Agreement, Villanova SA Capital Trust ("VSA"), a wholly owned subsidiary of Villanova Capital, Inc., provides for various administrative and accounting services, including daily valuation of the Funds' shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees. For these services, each Fund pays VSA an annual fee based on each Fund's average daily net assets according to the following schedule:

             FUND                     ASSETS                  FEE


Nationwide Value Opportunities Fund,


SUB-ADMINISTRATOR

          VSA has entered into a Sub-Administration Agreement with BISYS Fund Services Ohio, Inc. ("BISYS") to provide certain fund administration services for each of the Funds. For these

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

services, VSA pays BISYS a fee equal to the greater of $50,000 of an annual fee at the following rates based on the average daily net assets of the aggregate of all the funds [of the Trust] that BISYS is providing such services for:

                          ASSETS                                        FEE

            $0 up to $13 million                                 0.045%
            $13 million up to $25 million                        0.02%
            $25 million up to $50 million                        0.015%
            $50 million and more                                 0.01%

TRANSFER AGENT

         Nationwide Investors Services, Inc. ("NISI"), a wholly owned subsidiary of VSA, Three Nationwide Plaza, Columbus, Ohio 43215, serves as transfer agent and dividend disbursing agent for each of the Funds. For these services, NISI receives an annual fee from each of the Funds according to the following schedule:


Mid Cap Growth Fund, Growth Fund and Nationwide Fund         $16 per account

Bond Fund, Tax-Free Income Fund, Long-Term U.S. Government   $18 per account
Bond Fund, and Intermediate U.S. Government Bond Fund

Money Market Fund - Prime Shares                             $27 per Prime Share
                                                             Account

Money Market Fund - Class R Shares                           0.01% of average
                                                             daily net assets of
                                                             Class R shares

S&P 500 Index Fund and Morley Capital Accumulation Fund      0.01% of average
                                                             daily net assets

Large Cap Value Fund, Large Cap Growth Fund, Balanced        $18 per account for
Fund, Small Cap Fund, and International Fund                 Class A and Class B
                                                             shares 0.01% of
                                                             average daily net
                                                             assets of Class Y
                                                             shares


CUSTODIAN

         The Fifth Third Bank ("Fifth Third"), 38 Fountain Square Plaza, Cincinnati, OH 45263, is the custodian for the Funds and makes all receipts and disbursements under a Custody Agreement. Fifth Third performs no managerial or policy-making functions for the Funds.

LEGAL COUNSEL

         Dietrich, Reynolds & Koogler, One Nationwide Plaza, Columbus, OH 43215, serves as the Trust's legal counsel.

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

AUDITORS

         KPMG LLP, Two Nationwide Plaza, Columbus, OH 43215, serves as the independent auditors for the Trust.

BROKERAGE ALLOCATION


         VMF (or a subadviser) is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the over-the-counter markets or for securities traded on a principal basis, there is generally no commission, but the price includes a spread between the dealer's purchase and sale price. This spread is the dealer's profit. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short term obligations are normally traded on a "principal" rather than agency basis. This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer.

         The primary consideration in portfolio security transactions is "best price - best execution," i.e., execution at the most favorable prices and in the most effective manner possible. Except as described below, VMF, or a subadviser always attempts to achieve best price - best execution, and both VMF and the subadvisers have complete freedom as to the markets in and the broker-dealers through which they seek this result. In selecting broker-dealers, VMF and each subadviser will consider various relevant factors, including but not limited to the size and type of the transaction, the nature and character of the markets for the security or asset to be purchased or sold, the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm, the broker-dealer's execution services (rendered on a continuing basis), and the reasonableness of any commissions. In allocating orders among brokers for execution on an agency basis, in addition to price and execution considerations, the usefuless of the brokers' overall services is also considered. Services provided by brokerage firms include efficient handling of orders, useful analyses of corporations, industries and the economy, statistical reports and other related services for which no charge is made by the broker above the negotiated brokerage commissions.

         Subject to the requirement of seeking best execution, securities may be bought from or sold to broker-dealers who have furnished statistical, research, and other information or services to VMF or a subadviser. In placing orders with such broker-dealers, VMF or a Subadviser will, where possible, take into account the comparative usefulness of such information. Such information is useful to VMF or a subadviser even though its dollar value may be indeterminable, and its receipt or availability generally does not reduce VMF's or a subadviser's normal research activities or expenses.


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

         Fund portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of variable annuity contracts or variable insurance policies issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company. However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker-dealer's selection, nor is the selection of any broker-dealer based on the volume of shares sold.


         There may be occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts (including other mutual funds) served by VMF or a Subadviser or by an affiliated company thereof. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are effected only when VMF or a Subadviser believes that to do so is in the interest of the Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

         The Trustees periodically review VMF's and each Subadviser's performance of their responsibilities in connection with the placement of portfolio transactions on behalf of the Funds and review the commissions paid by the Funds over representative periods of time to determine if they are reasonable in relation to the benefits to the Funds.

         Each Subadviser may cause a Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined, pursuant to the requirements of Section 28(e) of the Securities Exchange Act of 1934, that such commission is reasonable in relation to the value of the brokerage and/or research services provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy. Any such research and other information provided by brokers to a Subadviser is considered to be in addition to and not in lieu of services required to be performed by the Subadviser under its subadvisory agreement with VMF. The fees paid to each of the Subadvisers pursuant to its subadvisory agreement with VMF are not reduced by reason of its receiving any brokerage and research services. The research services provided by broker-dealers can be useful to a Subadviser in serving its other clients or clients of the Subadviser's affiliates. Subject to the policy of the Subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers, a Subadviser also may consider the broker-dealer's sale of shares of any fund for which the Subadviser serves as investment adviser, subadviser or administrator.


         Under the 1940 Act, "affiliated persons" of a Fund are prohibited from dealing with it as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. However, each Fund may purchase securities from underwriting

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


syndicates of which a Subadviser or any of its affiliates, as defined in the 1940 Act, is a member under certain conditions, in accordance with Rule 10f-3 under the 1940 Act.

         Each of the Funds contemplate that, consistent with the policy of obtaining best results, brokerage transactions may be conducted through "affiliated brokers or dealers," as defined in the 1940 Act. Under the 1940 Act, commissions paid by a Fund to an "affiliated broker or dealer" in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Funds' policy that the commissions to be paid to an affiliated broker-dealer must, in the judgment of VMF or the appropriate Subadviser, be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by such broker or dealer on comparable transactions for the broker's or dealer's most favored unaffiliated customers, except for accounts for which the affiliated broker or dealer acts as a clearing broker for another brokerage firm and customers of an affiliated broker or dealer that, in the opinion of a majority of the independent trustees, are not comparable to the Fund. The Funds do not deem it practicable or in their best interests to solicit competitive bids for commissions on each transaction. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.


ADDITIONAL INFORMATION ON PURCHASES AND SALES

CLASS A SALES CHARGES

         The charts below show the Class A sales charges, which decrease as the amount of your investment increases.

CLASS A SHARES OF THE FOCUS FUND AND SMALL CAP VALUE FUND II

                               Sales charge as %           Sales charge as %
Amount of Purchase             of Offering Price          of Amount Invested
------------------             -----------------          ------------------

less than $50,000                     5.75%                      6.10%
$50,000 to $99,999                    4.50                       4.71
$100,000 to $249,999                  3.50                       3.63
$250,000 to $499,999                  2.50                       2.56
$500,000 to $999,999                  2.00                       2.04
$1 million to $24,999,999             0.50                       0.50
$25 million or more                   0.25                       0.25

CLASS A SHARES OF THE HIGH YIELD BOND AND ENHANCE INCOME FUNDS

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

                               Sales charge as %           Sales charge as %
Amount of Purchase             of Offering Price          of Amount Invested
------------------             -----------------          ------------------

less than $50,000                     4.50%                      4.71%
$50,000 to $99,999                    4.00                       4.17
$100,000 to $249,999                  3.00                       3.09
$250,000 to $499,999                  2.50                       2.56
$500,000 to $999,999                  2.00                       2.04
$1 million to $24,999,999             0.50                       0.50
$25 million or more                   0.25                       0.25

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

NET ASSET VALUE PURCHASE PRIVILEGE (CLASS A SHARES ONLY).--The Sales Charge Applicable To Class A Shares May Be Waived for the Following Purchases Due to the Reduced Marketing Effort Required By NAS:

(1) shares sold to other registered investment companies affiliated with VMF,

(2)      shares sold:

         (a) to any pension, profit sharing, or other employee benefit plan for the employees of VMF, any of its affiliated companies, or investment advisory clients and their affiliates;

         (b)      to any endowment or non-profit organization;

         (c) to any pension, profit sharing, or deferred compensation plan which is qualified under Sections 401(a), 403(b) or 457 of the Internal Revenue Code of 1986 as amended, dealing directly with NAS with no sales representative involved upon written assurance of the purchaser that the shares are acquired for investment purposes and will not be resold except to the Trust;

         (d) to any life insurance company separate account registered as a unit investment trust;

         (e) to any person purchasing through an account with an unaffiliated brokerage firm having an agreement with NAS to waive sales charges for those persons;

         (f) to any directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with NAS;

         (g) to any person who pays for such shares with the proceeds of mutual fund shares redeemed from an NAS brokerage account; to qualify, the person must have paid an initial sales charge or CDSC on the redeemed shares and the purchase of Class A shares must be made within 60 days of the redemption. This waiver must be requested when the purchase order is placed, and NAS may require evidence of qualification for this waiver;

         (h) to any Class Member of Snyder vs. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company on the initial purchase of shares for an amount no less than $5,000 and no more than $100,000. To be eligible for this waiver, the purchase of Class A shares must come from a source other than the surrender of, withdrawal from, or loan against any existing policy, mutual fund or annuity issued by Nationwide Mutual Insurance Company or its affiliates;

         (i) to any person who pays for such shares with the proceeds of mutual funds shares

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

                  redeemed from an account in the NEA Valuebuilder Mutual Fund Program. This waiver is only available for the initial purchase if shares were made with such proceeds. NAS may require evidence of qualification for such waiver; and

         (j) to certain employer-sponsored retirement plan including pension, profit sharing or deferred compensation plans which are qualified under Sections 401(a), 403(b) or 457 of the Internal Revenue Code.

         (j) Trustees and retired Trustees of Nationwide Mutual Funds (including its predecessor Trusts);

         (k) Directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives (including mother, father, brothers, sisters, grandparents and grandchildren) and immediate relatives of deceased employees of any member of Nationwide Insurance and Nationwide Financial companies, or any investment advisory clients of VMF, VSA, NAS and their affiliates; and

         (l) Directors, officers, full-time employees, their spouses, children or immediate relatives and immediate relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time, (including but not limited to, Farmland Insurance Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farmers' Association, Ruralite Services, Inc., and Southern States Cooperative).

CLASS B SHARES OF THE FUNDS AND CDSC

         A CDSC, payable to NAS, will be imposed on any redemption of Class B shares which causes the current value of your account to fall below the total amount of all purchases made during the preceding six years. THE CDSC IS NEVER IMPOSED ON DIVIDENDS, WHETHER PAID IN CASH OR REINVESTED, OR ON APPRECIATION OVER THE INITIAL PURCHASE PRICE. The CDSC applies only to the lesser of the original investment or current market value.

         Where the CDSC is imposed, the amount of the CDSC will depend on the number of years since you made the purchase payment from which an amount is being redeemed, according to the following table:

YEAR OF REDEMPTION                          CONTINGENT DEFERRED
AFTER PURCHASE                                 SALES CHARGE

First                                               5.00%
Second                                              4.00%

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

Third                                               3.00%
Fourth                                              3.00%
Fifth                                               2.00%
Sixth                                               1.00%
Seventh and following                               0.00%

         For purposes of calculating the CDSC, it is assumed that the oldest Class B shares remaining in your account will be sold first. All payments during a month will be aggregated and deemed to have been made on the last day of the preceding month.


         For the Bond Fund your money will earn daily dividends through the date of liquidation. If you redeem all of your shares in the Bond Fund, you will receive a check representing the value of your account, less any applicable CDSC calculated as of the date of your withdrawal, plus all daily dividends credited to your account through the date of withdrawal.


         THE CDSC WILL BE WAIVED IN THE CASE OF A TOTAL OR PARTIAL REDEMPTION FOLLOWING THE DEATH OR DISABILITY (WITHIN THE MEANING OF CODE SECTION 72(m)(7) OF THE INTERNAL REVENUE CODE) OF A SHAREHOLDER (ACCOUNTS OWNED BY AN INDIVIDUAL OR AN INDIVIDUAL JOINTLY WITH SPOUSE) IF REDEMPTION OCCURS WITHIN ONE YEAR OF DEATH OR INITIAL DETERMINATION OF DISABILITY.

CDSC APPLICABLE FOR CLASS A SHARES

         Employer sponsored retirement plans which purchase Class A shares at net asset value (other than those investing in Funds through a variable insurance product) are subject to a CDSC, payable to NAS, of 1.00% if a finder's fee (as described below) was paid on the purchase of the shares and the shares are redeemed within the first year after purchase, 0.50% if redeemed within the second year and 0.25% if redeemed within the third year. The sales charge is applied to the original purchase price, or the current market value of the shares being sold, whichever is less. A CDSC will be charged on redemptions of $1 million or more within a 12 month period.

         NAS will pay a finder's fee at the plan sponsor level at the time of purchase to the dealer of record at the time of purchase at the following rates:

1.00% for sales of the Funds of $1 million up to $3 million
0.50% for sales of the Funds of $3 million up to $50 million
0.25% for sales of the Funds of $50 million or more

         The finder's fee is paid on the aggregate assets of all Funds held at the plan sponsor level.

CONVERSION FEATURES FOR CLASS B SHARES

         Class B shares which have been outstanding for seven years will automatically convert to Class A shares on the first business day of the next month following the seventh anniversary of the date on

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

which such Class B shares were purchased. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or other charge except that the lower 12b-1 fee applicable to Class A shares shall thereafter be applied to such converted shares. Because the per share net asset value of the Class A shares may be higher than that of the Class B shares at the time of the conversion, a shareholder may receive fewer Class A shares than the number of Class B shares converted, although the dollar value of the amount converted will be the same. Reinvestments of dividends and distributions in Class B shares will not be considered a new purchase for purposes of the conversion feature and will convert to Class A shares in the same proportion as the number of the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through dividends and distributions.

         If you effect one or more exchanges among Class B shares of the Funds during the seven-year period, the holding period for shares so exchanged will be counted toward such period. If you exchange Class B shares into the Prime Shares of the Money Market Fund for a period of time, the conversion aging period will be stopped during the time period when shares are exchanged into the Money Market Fund.

FACTORS TO CONSIDER WHEN CHOOSING A CLASS OF SHARES

         Before purchasing Class A shares or Class B shares of a Fund, investors should consider whether, during the anticipated life of their investment in a Fund, the accumulated 12b-1 fee and potential CDSC on Class B shares prior to conversion (as described above) would be less than the initial sales charge and accumulated 12b-1 fee on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher yield of Class A shares as a result of the lower expenses. In this regard, to the extent that the sales charge for the Class A shares is waived or reduced investments in Class A shares become more desirable. NAS may refuse a purchase order for Class B shares of over $100,000.

         Although Class A shares are subject to a 12b-1 fee, they are not subject to the higher 12b-1 fee applicable to Class B shares. For this reason, Class A shares can be expected to pay correspondingly higher dividends per shares. However, because initial sales charges are deducted at the time of purchase, purchasers of Class A shares who do not qualify for waivers of or reductions in the initial sales charge would have less of their purchase price initially invested in the Fund than purchasers of Class B shares.

         As described above, purchasers of Class B shares will have more of their initial purchase price invested. Any positive investment return on this additional invested amount may partially or wholly offset the expected higher annual expenses borne by Class B shares. Because a Fund's future returns cannot be predicted, there can be no assurance that this will be the case. Investors in Class B shares would, however, own shares that are subject to higher annual expenses and, for a six-year period, such shares would be subject to a CDSC ranging from 5.00% to 1.00% upon redemption. Investors expecting to redeem during this six-year period should compare the cost of the CDSC plus the aggregate annual Class B shares' 12b-1 fees to the cost of the initial sales charge and 12b-1 fee on the

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

Class A shares. Over time the expense of the annual 12b-1 fee on the Class B shares may be equal to or exceed the initial sales charge and annual 12b-1 fee applicable to Class A shares.

         For example, if a Fund's net asset value remains constant and assuming no waiver of any 12b-1 fees, the aggregate 12b-1 fee with respect to Class B shares of a Fund would equal or exceed the initial sales charge and aggregate 12b-1 fee of Class A shares approximately eight years after the purchase. In order to reduce such fees for Class B Shareholders, Class B shares will be automatically converted to Class A shares, as described above, at the end of a seven-year period. This example assumes that the initial purchase of Class A shares would be subject to the maximum initial sales charge of 5.75% for the Stock Funds and 4.50% for the Bond Funds. This example does not take into account the time value of money which reduces the impact of the Class B shares' 12b-1 fee on the investment, the benefit of having the additional initial purchase price invested during the period before it is effectively paid out as a 12b-1 fee, fluctuations in net asset value, any waiver of 12b-1 fees or the effect of different performance assumptions. For investors who are eligible to purchase Class D shares, the purchase of Class D shares will usually be preferable to purchasing Class A or Class B shares.

SIGNATURE GUARANTEE

         A signature guarantee is required if the redemption is over $100,000, or if your account registration has changed within the last 30 days, or if the redemption check is made payable to anyone other than the registered shareholder, or if the proceeds are sent to a bank account not previously designated, or are mailed to an address other than the address of record. NAS reserves the right to require a signature guarantee in other circumstances, without notice. Based on the circumstances of each transaction, NAS reserves the right to require that your signature be guaranteed by an authorized agent of an "eligible guarantor institution," which includes, but is not limited to, certain banks, credit unions, savings associations, and member firms of national securities exchanges. A signature guarantee is designed to protect the shareholder by helping to prevent an unauthorized person from redeeming shares and obtaining the proceeds. A notary public is not an acceptable guarantor. In certain special cases (such as corporate or fiduciary registrations), additional legal documents may be required to ensure proper authorizations. If NAS decides to require signature guarantees in all circumstances, shareholders will be notified in writing prior to implementation of the policy.

VALUATION OF SHARES

         The net asset value per share for each Fund is determined as of the close of regular trading on the New York Stock Exchange (usually 4 P.M. Eastern
Time), each day that the Exchange is open and on such other days as the Board of Trustees determines and on days in which there is sufficient trading in portfolio securities of a Fund to materially affect the net asset value of that Fund (the "Valuation Time").

         The Funds will not compute net asset value on customary business holidays, including Christmas, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day and Thanksgiving.

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         The net asset value per share of a class is computed by adding the value of all securities and other assets in a Fund's portfolio allocable to such class, deducting any liabilities allocable to such class and any other liabilities charged directly to that class and dividing by the number of shares outstanding in such class.


         In determining net asset value, portfolio securities listed on national exchanges are valued at the last quoted sale price on the principal exchange, or if there is no sale on that day at the quoted bid price, or if the securities are traded in the over-the-counter market, at the last quoted sale price, or if no sale price, at the quoted bid prices; U.S. Government securities are valued at the quoted bid price; all prices obtained from an independent pricing organization. Money market obligations with remaining maturities of 10 days or less are valued at amortized cost in accordance with provisions contained in Rule 2a-7 of the Act,. Securities for which market quotations are not available, or for which an independent pricing agent does not provide a value or provides a value that does not represent fair value in the judgment of VMF or its designee are valued at fair value in accordance with procedures adopted by the Board of Trustees.





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INVESTOR STRATEGIES

1 MONEY MARKET PLUS GROWTH--This strategy provides the security of principal that the Money Market Fund offers plus the opportunity for greater long-term capital appreciation through reinvestment of dividends in one of the Stock Funds.

         An initial investment of $5,000 or more is made in the Prime Shares of the Money Market Fund, and monthly dividends are then automatically invested into one or more of the Stock Funds chosen by you at such Stock Fund's current offering price. Money Market Plus Growth gives investors stability of principal through the Money Market Fund's stable share price, and its portfolio of high quality, short-term money market investments. And the Money Market Fund offers fast liquidity through unlimited free checking ($500 minimum), telephone redemption, or NAS NOW. NOTE: Money Market Fund dividends reinvested into one of the Stock Funds are subject to applicable sales charges.

2        MONEY MARKET PLUS INCOME--This strategy provides the security of principal that the Money Market Fund offers plus the opportunity for greater income by reinvesting dividends into one or more of the Bond Funds.

         An initial investment of $5,000 or more is made in the Prime Shares of the Money Market Fund and monthly dividends are then reinvested into one of the Bond Funds chosen by you at such Fund's current offering price.

         When short-term interest rates increase, Money Market Fund dividends usually also rise. At the same time, share prices of the Bond Funds generally decrease. So, with Money Market Plus Income, when you earn higher Money Market Fund dividends, you can generally purchase more shares of one of the Bond Funds at lower prices. Conversely, when interest rates and Money Market Fund dividends decrease, the share prices of the Bond Funds usually increase--you will automatically buy fewer shares of one of the Bond Funds at higher prices. The Prime Shares of the Money Market Fund provides investors with stability of principal, fast liquidity through unlimited free checking ($500 minimum), telephone redemption, or NAS NOW. NOTE: Money Market Fund dividends reinvested into one of the Bond Funds are subject to applicable sales charges.

3        AUTOMATIC ASSET ACCUMULATION--This is a systematic investment strategy which combines automatic monthly transfers from your personal checking account to your mutual fund account with the concept of Dollar Cost Averaging. With this strategy, you invest a fixed amount monthly over an extended period of time, during both market highs and lows. Dollar Cost Averaging can allow you to achieve a favorable average share cost over time since your fixed monthly investment buys more shares when share prices fall during low markets, and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past.

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         You can get started with Automatic Asset Accumulation for as little as
$25 a month in a Fund. Another way to take advantage of the benefits that Dollar Cost Averaging can offer is through the Money Market Plus Growth or Money Market Plus Income investor strategies.

4 AUTOMATIC ASSET TRANSFER--This systematic investment plan allows you to transfer $25 or more to a Stock or Bond Fund from another Fund systematically, monthly or quarterly, after Fund minimums have been met. The money is transferred on the 25th day of the month as selected or on the preceding business day. Dividends of any amount can be moved automatically from one Fund to another at the time they are paid. This strategy can provide investors with the benefits of Dollar Cost Averaging through an opportunity to achieve a favorable average share cost over time. With this plan, your fixed monthly or quarterly transfer from the Fund to any other Fund you select buys more shares when share prices fall during low markets and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past. For transfers from the Prime Shares of the Money Market Fund to another Fund, sales charges may apply if not already paid.

5 AUTOMATIC WITHDRAWAL PLAN ($50 OR MORE)--You may have checks for any fixed amount of $50 or more automatically sent bi-monthly, monthly, quarterly, three times/year, semi-annually or annually, to you (or anyone you designate) from your account.

         NOTE: If you are withdrawing more shares than your account receives in dividends, you will be decreasing your total shares owned, which will reduce your future dividend potential. In addition, an Automatic Withdrawal Plan for Class B shares will be subject to the applicable CDSC.

INVESTOR PRIVILEGES

         The Funds offer the following privileges to shareholders. Additional information may be obtained by calling NAS toll-free at 1-800-848-0920.

1        NO SALES CHARGE ON REINVESTMENTS--All dividends and capital gains will be automatically reinvested free of charge in the form of additional shares within the same Fund and class or another specifically requested Fund (but the same class) unless you have chosen to receive them in cash on your application. Unless requested in writing by the shareholder, the Trust will not mail checks for dividends and capital gains of less than $5 but instead they will automatically be reinvested in the form of additional shares, and you will receive a confirmation.

2        EXCHANGE PRIVILEGE--The exchange privilege is a convenient way to exchange shares from one Fund to another Fund in order to respond to changes in your goals or in market conditions. HOWEVER, AN EXCHANGE IS A SALE AND PURCHASE OF SHARES AND, FOR FEDERAL AND STATE INCOME TAX PURPOSES, MAY RESULT IN A CAPITAL GAIN OR LOSS. The registration of the account to which you are making an exchange must be exactly the same as that of the Fund account from which the exchange is made, and the amount you exchange must meet the applicable minimum investment of the Fund being purchased.

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EXCHANGES AMONG FUNDS


         Exchanges may be made among any of the funds (except Morley Capital Accumulation Fund) within the same class or among any class in any of the Funds and Prime Shares of the Money Market Fund. For certain exchanges of Class A shares among the Funds, you may pay the difference between the sales charges, if a higher sales charge is applicable. Exchanges within Class B or Institutional Class shares may be made without incurring a sales charge.


         An exchange from the Prime Shares of the Money Market Fund into another Fund will be subject to the applicable sales charge unless already paid. For an exchange into the Prime Shares of the Money Market Fund, the CDSC aging period for Class B shares will be stopped during the time period such Money Market Fund shares are held. If the Money Market Fund shares are subsequently sold, a CDSC will be charged at the level that would have been charged had the shares been sold at the time when they were exchanged into the Money Market Fund. If the Money Market Fund shares are exchanged back into Class B shares, the CDSC aging period will continue from the point in time when the shares were originally exchanged into the Money Market Fund.

         There is no administrative fee or exchange fee. The Trust reserves the right to reject any exchange request it believes will result in excessive transaction costs, or otherwise adversely affect other shareholders. For a description of CDSC see "Class B Shares of the Stock and Bond Funds and CDSC." The Trust reserves the right to change the exchange privilege upon at least 60 days' written notice to shareholders.


EXCHANGES MAY BE MADE FOUR CONVENIENT WAYS:


BY TELEPHONE

         NAS NOW--You can automatically process exchanges by calling 1-800-637-0012, 24 hours a day, seven days a week. However, if you declined the option in the application, you will not have this automatic exchange privilege. NAS NOW also gives you quick, easy access to mutual fund information. Select from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions as well as other mutual fund information. You must call our toll-free number by the Valuation Time to receive that day's closing share price. The Valuation Time is the close of regular trading of the New York Stock Exchange, which is usually 4:00 p.m. Eastern Time.

         CUSTOMER SERVICE LINE--By calling 1-800-848-0920, you may exchange shares by telephone. Requests may be made only by the account owner(s). You must call our toll-free number by the Valuation Time to receive that day's closing share price. The Valuation Time is the close of regular trading of the New York Stock Exchange, which is usually 4:00 p.m. Eastern Time.

         NAS may record all instructions to exchange shares. NAS reserves the right at any time without prior notice to suspend, limit or terminate the telephone exchange privilege or its use in any manner by any person or class.


         The Funds will employ the same procedure described under "Buying, Selling and Exchanging Fund Shares" in the Prospectuses to confirm that the instructions are genuine.


         The Funds will not be liable for any loss, injury, damage, or expense as a result of acting upon instructions communicated by telephone reasonably believed to be genuine, and the Funds will be held harmless from any loss, claims or liability arising from its compliance with such instructions. These options are subject to the terms and conditions set forth in the Prospectus and all telephone transaction calls may be tape recorded. The Funds reserve the right to revoke this privilege at any time without notice to shareholders and request the redemption in writing, signed by all shareholders.

         BY MAIL OR FAX-- Write or fax to Nationwide Advisory Services, Inc., Three Nationwide Plaza, P.O. Box 1492, Columbus, Ohio 43216-1492 or FAX (614) 249-8705. Please be sure that your letter or facsimile is signed exactly as your account is registered and that your account number and the Fund from which you wish to make the exchange are included. For example, if your account is registered "John Doe and Mary Doe", "Joint Tenants With Right of Survivorship,' then both John and Mary must sign the exchange request. The exchange will be processed effective the date the signed letter or fax is received. Fax requests received after 4 P.M. Eastern Time will be processed as of the next business day. NAS reserves the right to require the original document if you use the fax method.


         BY ONLINE ACCESS-- Log on to our website http://www.nationwidefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can choose to receive information on all of our funds as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges.. The Funds may terminate the ability to buy Fund shares on its website at any time, in which case you may continue to exchange shares by mail, wire or telephone pursuant to the Prospectus.


3 NO SALES CHARGE ON A REPURCHASE--If you redeem all or part of your Class A or D shares on which you paid a front-end sales charge, you have a one-time privilege to reinvest all or part of the redemption proceeds in any shares of the same class, without a sales charge, within 30 days after the effective date of the redemption. If you redeem Class B shares, and then reinvest the proceeds in Class B shares within 30 days, NAS will reinvest an amount equal to any CDSC you paid on redemption.

         If you realize a gain on your redemption, the transaction is taxable, and reinvestment will not alter any capital gains tax payable. If you realize a loss and you use the reinstatement privilege, some or all of the loss will not be allowed as a tax deduction depending upon the amount reinvested.

INVESTOR SERVICES

1        NAS NOW AUTOMATED VOICE RESPONSE SYSTEM--Our toll-free number
1-800-637-0012 will connect you 24 hours a day, seven days a week to NAS NOW. Through a selection of menu options, you can conduct transactions, hear fund price information, mailing and wiring instructions and other mutual fund information.

2        TOLL-FREE INFORMATION AND ASSISTANCE--Customer service representatives are available to answer questions regarding the Funds and your account(s) between the hours of 8 A.M. and 5 P.M. Eastern Time. Call toll-free:
1-800-848-0920 or contact NAS at our FAX telephone number (614) 249-8705.

3        RETIREMENT PLANS Shares of the Funds may be purchased for Self-Employed
Retirement Plans, Individual Retirement Accounts (IRAs), Roth IRAs, Educational IRAs, Simplified Employee Pension Plans, Corporate Pension Plans, Profit Sharing Plans and Money Purchase Plans. For a free information kit, call 1-800-848-0920.

4        SHAREHOLDER CONFIRMATIONS--You will receive a confirmation statement each time a requested transaction is processed. However, no confirmations are mailed on certain pre-authorized, systematic transactions. Instead, these will appear on your next consolidated statement.

5        CONSOLIDATED STATEMENTS--Shareholders of the Stock Funds receive quarterly statements as of the end of March, June, September and December. Shareholders of the Bond and Money Market Funds receive monthly statements. Please review your statement carefully and notify us immediately if there is a discrepancy or error in your account.

         For shareholders with multiple accounts, your consolidated statement will reflect all your current holdings in the Funds. Your accounts are consolidated by social security number and zip code. Accounts in your household under other social security numbers may be added to your statement at your request. Depending on which Funds you own, your consolidated statement will be sent either monthly or quarterly. Only transactions during the reporting period will be reflected on the statements. An annual summary statement reflecting all calendar-year transactions in all your Funds will be sent after year-end.

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6        AVERAGE COST STATEMENT--This statement may aid you in preparing your tax return and in reporting capital gains and losses to the IRS. If you redeemed any shares during the calendar year, a statement reflecting your taxable gain or loss for the calendar year (based on the average cost you paid for the redeemed shares) will be mailed to you following each year-end. Average cost can only be calculated on accounts opened on or after January 1, 1984. Fiduciary accounts and accounts with shares acquired by gift, inheritance, transfer, or by any means other than a purchase cannot be calculated.

         Average cost is one of the IRS approved methods available to compute gains or losses. You may wish to consult a tax advisor on the other methods available. The average cost information will not be provided to the IRS. If you have any questions, contact one of our service representatives at 1-800-848-0920.

7        SHAREHOLDER REPORTS--All shareholders will receive reports semi-
annually detailing the financial operations of the funds.

8        PROSPECTUSES--Updated prospectuses will be mailed to you annually.

9        UNDELIVERABLE MAIL--If mail from NAS to a shareholder is returned as undeliverable on three or more consecutive occasions, NAS will not send any future mail to the shareholder unless it receives notification of a correct mailing address for the shareholder. Any dividends that would be payable by check to such shareholders will be reinvested in the shareholder's account until NAS receives notification of the shareholder's correct mailing address.

FUND PERFORMANCE ADVERTISING

CALCULATING YIELD AND TOTAL RETURN

         The Funds may from time to time advertise historical performance, subject to Rule 482 under the Securities Act. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         All performance advertisements shall include average annual (compound) total return quotations for the most recent one, five, and ten-year periods (or life if a Fund has been in operation less than one of the prescribed periods). Average annual (compound) total return represents redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 minus the maximum sales charge, for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. In calculating the standard total returns for Class A shares, the current maximum applicable sales charge is deducted from the initial investment. For Class B shares, the payment of the applicable CDSC is applied to the investment result for the period shown. The one, five, and ten-year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.

         Standardized yield and total return quotations will be compared separately for each class of shares. Because of differences in the fees and/or expenses borne by each class of shares of the Funds, the net yields and total returns on each class can be expected, at any given time, to differ from class to class for the same period.

         The Nationwide High Yield Bond Fund and the Morley Enhanced Income may also from time to time advertise a uniformly calculated yield quotation. This yield is calculated by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period, assuming reinvestment of all dividends and distributions. This yield formula uses the average number of shares entitled to receive dividends, provides for semi-annual compounding of interest, and includes a modified market value method for determining amortization. The yield will fluctuate, and there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The effect of sales charges are not reflected in the calculation of the yields, therefore, a shareholders actual yield may be less.

NONSTANDARD RETURNS

         The Funds may also choose to show nonstandard returns including total return, and simple average total return. Nonstandard returns may or may not reflect reinvestment of all dividends and capital gains; in addition, sales charge assumptions will vary. Sales charge percentages decrease as amounts invested increase as outlined in the prospectus; therefore, returns increase as sales charges decrease.

         Total return represents the cumulative percentage change in the value of an investment over time, calculated by subtracting the initial investment from the redeemable value and dividing the result by the amount of the initial investment. The simple average total return is calculated by dividing total return by the number of years in the period, and unlike average annual (compound) total return, does not reflect compounding.





RANKINGS AND RATINGS IN FINANCIAL PUBLICATIONS

         The Funds may report their performance relative to other mutual funds or investments. The performance comparisons are made to: other mutual funds with similar objectives; other mutual funds with different objectives; or, to other sectors of the economy. Other investments which the Funds may be compared to include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; market indexes; fixed-rate, insured bank CDs, bank money market deposit accounts and passbook savings; and the Consumer Price Index.

         Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to: Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, Schabaker Investment Management, Kanon Bloch Carre & Co.; magazines such as Money, Fortune, Forbes, Kiplinger's Personal Finance Magazine, Smart Money, Mutual Funds, Worth, Financial World, Consumer Reports, Business Week, Time, Newsweek, U.S. News and World Report; and other publications such as the Wall Street Journal, Barron's, Columbus Dispatch, Investor's Business Daily, and Standard & Poor's Outlook.

         The rankings may or may not include the effects of sales charges.

ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

         The Trust presently offers the following series of shares of beneficial interest, without par value and with the various classes listed; four of these series are the Funds:

SERIES                                                SHARE CLASSES


Nationwide Mid Cap Growth Fund                        Class A, Class B, Class D
Nationwide Growth Fund                                Class A, Class B, Class D
Nationwide Fund                                       Class A, Class B, Class D
Nationwide Bond Fund                                  Class A, Class B, Class D
Nationwide Tax-Free Income Fund                       Class A, Class B, Class D
Nationwide Long-Term U.S. Government Bond Fund        Class A, Class B, Class D
Nationwide Intermediate U.S. Government Bond Fund     Class A, Class B, Class D
Nationwide Money Market Fund                          Class R, Prime Shares
Nationwide S&P 500 Index Fund                         Class A, Class B,
                                                      Institutional Class, Class
                                                      R, Class Y,
                                                      Local Fund Shares
Morley Capital Accumulation Fund                      ISC Shares, IC Shares,
                                                      IRA Shares
Prestige Large Cap Value Fund                         Class A, Class B, Class Y
Prestige Large Cap Growth Fund                        Class A, Class B, Class Y
Prestige Small Cap Fund                               Class A, Class B, Class Y


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Prestige Balanced Fund                                Class A, Class B, Class Y
Prestige International Fund                           Class A, Class B, Class Y
Small Cap Index Fund                                  Class A, Class B,
                                                      Institutional Class
Nationwide Mid Cap Market Index Fund Class            Class A, Class B,
                                                      Institutional Class
Nationwide International Index Fund Class             Class A, Class B,
                                                      Institutional Class
Nationwide Bond Index Fund Class                      Class A, Class B
Nationwide Focus Fund                                 Class A, Class B,
                                                      Institutional Class
Nationwide Value Opportunities Fund                   Class A, Class B,
                                                      Institutional Class
Nationwide High Yield Bond Fund                       Class A, Class B,
                                                      Institutional Class
Morley Enhanced Income Fund                           Class A, Class Y,
                                                      Institutional Class



         You have an interest only in the assets of the shares of the Fund which you own. Shares of a particular class are equal in all respects to the other shares of that class. In the event of liquidation of a Fund, shares of the same class will share pro rata in the distribution of the net assets of such Fund with all other shares of that class. All shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as described in this Statement of Additional Information and in the Prospectus but will have no other preference, conversion, exchange or preemptive rights.

VOTING RIGHTS

         Shareholders of each class of shares have one vote for each share held and a proportionate fractional vote for any fractional share held. An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to amend the Declaration of Trust, the Investment Advisory Agreement, fundamental investment objectives, investment policies, investment restrictions, to elect and remove Trustees, to reorganize the Trust or any series or class thereof and to act upon certain other business matters. In regard to termination, sale of assets, the change of investment objectives, policies and restrictions or the approval of an Investment Advisory Agreement, the right to vote is limited to the holders of shares of the particular fund affected by the proposal. In addition, holders of Class A shares, Class B shares or Prime shares will vote as a class and not with holders of any other class with respect to the approval of the Distribution Plan.

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

         To the extent that such a meeting is not required, the Trust does not intend to have an annual or special meeting of shareholders. The Trust has represented to the Commission that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of the Trust and the Trust will assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act. At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Trust), by majority vote, has the power to remove one or more Trustees.

ADDITIONAL GENERAL TAX INFORMATION

         Each of the Funds is treated as a separate entity for Federal income tax purposes and intends to qualify as a "regulated investment company" under the Code, for so long as such qualification is in the best interest of that Fund's shareholders. In order to qualify as a regulated investment company, a Fund must, among other things: diversify its investments within certain prescribed limits; derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies. In addition, to utilize the tax provisions specially applicable to regulated investment companies, a Fund must distribute to its shareholders at least 90% of its investment company taxable income for the year. In general, the Fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net mid-term or net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.

         A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, the Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

         Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year a Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and would be eligible for the dividends received deduction for corporations.

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         It is expected that each Fund will distribute annually to shareholders all or substantially all of that Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to shareholders for federal income tax purposes, even if paid in additional shares of that Fund and not in cash.

         Distribution by a Fund of the excess of net long-term capital gain over net short-term capital loss, if any, is taxable to shareholders as long-term capital gain, respectively, in the year in which it is received, regardless of how long the shareholder has held the shares. Such distributions are not eligible for the dividends-received deduction.

         Federal taxable income of individuals is subject to graduated tax rates of 15%, 28%, 31%, 36% and 39.6%. Further, the effective marginal tax rate may be in excess of 39.6%, because adjustments reduce or eliminate the benefit of the personal exemption and itemized deductions for individuals with gross income in excess of certain threshold amounts.

         Long-term capital gains of individuals are subject to a maximum tax rate of 20% (10% for individuals in the 15% ordinary income tax bracket). Capital losses may be used to offset capital gains. In addition, individuals may deduct up to $3,000 of net capital loss each year to offset ordinary income. Excess net capital loss may be carried forward and deducted in future years. The holding period for long-term capital gains is more than one year.

         Federal taxable income of corporations in excess of $75,000 up to $10 million is subject to a 34% tax rate; however, because the benefit of lower tax rates on a corporation's taxable income of less than $75,000 is phased out for corporations with income in excess of $100,000 but lower than $335,000, a maximum marginal tax rate of 39% may result. Federal taxable income of corporations in excess of $10 million is subject to a tax rate of 35%. Further, a corporation's federal taxable income in excess of $15 million is subject to an additional tax equal to 3% of taxable income over $15 million, but not more than $100,000.

         Capital gains of corporations are subject to tax at the same rates applicable to ordinary income. Capital losses may be used only to offset capital gains and excess net capital loss may be carried back three years and forward five years.

         Certain corporations are entitled to a 70% dividends received deduction for distributions from certain domestic corporations. Each Fund will designate the portion of any distributions which qualify for the 70% dividends received deduction. The amount so designated may not exceed the amount received by that Fund for its taxable year that qualifies for the dividends received deduction. Because all of the Money Market Fund's and each of the Bond Fund's net investment income is expected to be derived from earned interest and short term capital gains, it is anticipated that no distributions from such Funds will qualify for the 70% dividends received deduction.

         Foreign taxes may be imposed on a Fund by foreign countries with respect to its income from foreign securities. Tax conventions between certain countries and the United States may reduce or

                                       93
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eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of each Fund's assets to be invested in various countries is not known.

         If less than 50% in value of any Fund's total assets at the end of its fiscal year are invested in stocks or securities of foreign corporations, such Fund will not be entitled under the Code to pass through to its Shareholders their pro rata share of the foreign taxes paid by that Fund. These taxes will be taken as a deduction by the Fund. Under Section 1256 of the Code, gain or loss realized by a Fund from certain financial futures and options transactions will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of such futures and options as well as from closing transactions. In addition, any such futures and options remaining unexercised at the end of a Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to such Fund characterized in the manner described above.

         If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to its shareholders the amount of foreign income taxes paid by the Fund. Pursuant to such election, shareholders would be required (i) to include in gross income, even though not actually received, their respective pro rata share of the foreign taxes paid by the Fund, (ii) to treat their income from the Fund as being from foreign sources to the extent that the Fund's income is from foreign sources, and (iii) to either deduct their pro rata share of foreign taxes in computing their taxable income or use it as a foreign tax credit against federal income (but not both). No deduction for foreign taxes could be claimed by a shareholder who does not itemize deductions.

         It is anticipated that the International Fund will be operated so as to meet the requirements of the Code to "pass through" to its shareholders credits for foreign taxes paid, although there can be no assurance that these requirements will be met. Each shareholder will be notified within 45 days after the close of the International Fund's taxable year whether the foreign taxes paid by the International Fund will "pass through" for that year and, if so, the amount of each shareholder's pro rata share of (i) the foreign taxes paid, and
(ii) the International Fund's gross income from foreign sources. Of course, shareholders who are not liable for federal income taxes, such as retirement plans qualified under Section 401 of the Code, will not be affected by any such "pass through" of foreign tax credits.

         If a Fund invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. In addition, gain realized from the sale, other disposition, or marking-to-market of PFIC securities may be treated as ordinary income under Section 1291 or Section 1296 of the Code.

         Offsetting positions held by a Fund involving certain futures contracts or options transactions may be considered, for tax purposes, to constitute "straddles." Straddles are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed

                                       94
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by Sections 1092 and 1258 of the Code, which, in certain circumstances, overrides or modifies the provisions of Section 1256. As such, all or a portion of any short or long-term capital gain from certain straddle and/or conversion transactions may be recharacterized as ordinary income.

         If a Fund were treated as entering into straddles by reason of its engaging in futures or options transactions, such straddles would be characterized as "mixed straddles" if the futures or options comprising a part of such straddles were governed by Section 1256 of the Code. A Fund may make one or more elections with respect to mixed straddles. If no election is made, to the extent the straddle rules apply to positions established by a Fund, losses realized by such Fund will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and conversion transaction rules, short-term capital losses on straddle positions may be recharacterized as long-term capital losses and long-term capital gains may be recharacterized as short-term capital gain or ordinary income.

         Investment by a Fund in securities issued at a discount or providing for deferred interest or for payment of interest in the form of additional obligations could, under special tax rules, affect the amount, timing and character of distributions to Shareholders. For example, a Fund could be required to take into account annually a portion of the discount (or deemed discount) at which such securities were issued and to distribute such portion in order to maintain its qualification as a regulated investment company. In that case, that Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

         Each Fund may be required by federal law to withhold and remit to the U.S. Treasury 31% of taxable dividends, if any, and capital gain distributions to any Shareholder, and the proceeds of redemption or the values of any exchanges of Shares of the Fund, if such Shareholder (1) fails to furnish the Fund with a correct taxpayer identification number, (2) under-reports dividend or interest income, or (3) fails to certify to the Fund that he or she is not subject to such withholding. An individual's taxpayer identification number is his or her Social Security number.

         Information set forth in the Prospectuses and this Statement of Additional Information which relates to Federal taxation is only a summary of some of the important Federal tax considerations generally affecting purchasers of shares of the Funds. No attempt has been made to present a detailed explanation of the Federal income tax treatment of the Funds or their shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the prospectuses and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

         Information as to the federal income tax status of all distributions will be mailed annually to each shareholder.

MAJOR SHAREHOLDERS


         As of December _29___, 1999, there were no outstanding shares of the Funds. Immediately prior to the public offering of shares of the Funds, Nationwide Advisory Services owned all of the issued and outstanding shares of each Fund. It is anticipated that upon the public offering of shares of the Funds, NAS' holdings will be reduced below 5% of the outstanding shares of each Fund.


FINANCIAL STATEMENTS

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APPENDIX A

BOND RATINGS

STANDARD & POOR'S DEBT RATINGS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

           1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

           2. Nature of and provisions of the obligation.

           3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE

AAA - Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A - Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

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BBB - Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B - Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC - Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC - Debt rated 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

C - Debt rated 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating 'CI' is reserved for income bonds on which no interest is being paid.

D - Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period. The

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'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

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C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.




STATE AND MUNICIPAL NOTES

Excerpts from Moody's Investors Service, Inc., description of state and municipal note ratings:

MIG-1--Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing from established and board-based access to the market for refinancing, or both.

MIG-2--Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

MIG-3--Notes bearing this designation are of favorable quality, with all security elements accounted for but lacking the strength of the preceding grade. Market access for refinancing, in particular, is likely to be less well established.

FITCH IBCA INFORMATION SERVICES, INC. BOND RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

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

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and represent the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments, a capacity that is highly unlikely to be adversely affected by foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. This rating indicates a very strong capacity for timely payment of financial commitments, a capacity that is not significantly vulnerable to foreseeable events.

A Bonds considered to be investment grade and represent a low expectation of credit risk. This rating indicates a strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in economic conditions or circumstances than long term debt with higher ratings.

BBB Bonds considered to be in the lowest investment grade and indicates that there is currently low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in economic conditions and circumstances are more likely to impair this capacity.

BB Bonds are considered speculative. This rating indicates that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Bonds are considered highly speculative. This rating indicates that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC           Bonds are considered a high default risk. Default is a real
and C             possibility. Capacity for meeting financial commitments is solely reliant upon sustained,

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                  favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' rating signal imminent default.

DDD, DD           Bonds are in default.  Such bonds are not meeting current
and D             obligations and are extremely  speculative.  'DDD' designates the highest potential for recovery of amounts outstanding on any securities involved and 'D' represents the lowest potential for recovery.

DUFF & PHELPS, INC.  LONG-TERM DEBT RATINGS

These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors which may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

Each rating also takes into account the legal form of the security, (e.g., first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. Review of indenture restrictions is important to the analysis of a company's operating and financial constraints.

The Credit Rating Committee formally reviews all ratings once per quarter (more frequently, if necessary). Ratings of 'BBB-' and higher fall within the definition of investment grade securities, as defined by bank and insurance supervisory authorities.

RATING SCALE               DEFINITION
------------               ----------

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+                        High credit quality. Protection factors are
AA                         strong. Risk is modest, but may vary slightly
AA-                        from time to time because of economic conditions.

A+                         Protection factors are average but adequate.
A                          However, risk factors are more variable and
A-                         greater in periods of economic stress.

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BBB+                       Below average protection factors but still considered
BBB                        sufficient for prudent investment. Considerable
BBB-                       variability in risk during economic cycles.

BB+                        Below investment grade but deemed likely to meet
BB                         obligations when due. Present or prospective
BB-                        financial protection factors fluctuate according to
                           industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+                         Below investment grade and possessing risk that
B                          obligations will not be met when due. Financial
B-                         protection factors will fluctuate widely according to
                           economic cycles, industry conditions and/or company fortunes. Potential exists for frequent Changes in the rating within this category or into a higher or lower rating grade.

CCC                        Well below investment grade securities.
                           Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP                         Preferred stock with dividend arrearages.

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

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A-2 Capacity for timely payment on issues with this designation is satisfactory.
However, the relative degree of safety is not as high as for issues designated 'A-1'.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated 'D' is in payment default. the 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period.

STANDARD & POOR'S NOTE RATINGS

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

          The following criteria will be used in making the assessment:

          1. Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

          2. Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.

          Note rating symbols and definitions are as follows:

          SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM RATINGS

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Moody's short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (I) leading market positions in well established industries, (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset protection, (IV) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (V) well established access to a range of financial markets and assured sources of alternative liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the prime rating categories.

MOODY'S NOTE RATINGS

MIG 1/VMIG 1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG 2/VMIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

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MIG 4/VMIG 4 This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SG This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

FITCH'S SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

         F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2 Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

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DUFF & PHELPS SHORT-TERM DEBT RATINGS

Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

RATING SCALE   DEFINITION
-------------------------

HIGH GRADE

          D-1+ Highest certainty of timely payment. short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. risk factors are very small.

                        GOOD GRADE

          D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                        SATISFACTORY GRADE

          D-3 Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

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                        NON-INVESTMENT GRADE

          D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                        DEFAULT

          D-5 Issuer failed to meet scheduled principal and/or interest payments.


THOMSON'S SHORT-TERM RATINGS

The Thomson Short-Term Ratings apply, unless otherwise noted, to specific debt instruments of the rated entities with a maturity of one year or less. Thomson short-term ratings are intended to assess the likelihood of an untimely or incomplete payments of principal or interest.

TBW-1 the highest category, indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 the second highest category, while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

TBW-3 the lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 the lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                                      108
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                                     PART C


OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Amended Declaration of Trust previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.

(b) Amended Bylaws previously filed with the Trust's Registration Statement on August 7, 1998, and is hereby incorporated by reference.

(c) Certificates for shares are not issued. Articles V, VI, VII, and VIII of the Declaration of Trust, incorporated by reference to Exhibit (1) hereto, define rights of holders of shares.

(d)(1)(a) Investment Advisory Agreement (except for the Morley Capital Accumulation Fund) previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.

      (b) Amendment to Investment Advisory Agreement.

      (c) Proposed Amended Exhibit A to the Investment Advisory Agreement.

   (2)(a) Investment Advisory Agreement for the Morley Capital Accumulation Fund previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.

      (b) Proposed Amended Exhibit A to the Investment Advisory Agreement for the Morley Capital Accumulation Fund and the Morley Enhanced Income Fund.

   (3)   Subadvisory Agreements.

         (a)Subadvisory Agreement with Fund Asset Management, L.P. for
                  S & P 500 Index Fund report for October 29,1999, previously filed with the Trust's Registration Statement on October 29, 1999, and is hereby incorporated by reference.
         (b)(1) Subadvisory Agreement for the Prestige Large Cap Value Fund January 5, 1999, and is hereby incorporated by reference.
            (2)   Amendment to Subadvisory Agreement.

         (c)(1) Subadvisory Agreement for the Prestige Large Cap Growth Fund previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.
            (2)   Amendment to Subadvisory Agreement.

         (d)(1) Subadvisory Agreement for the Prestige Small Cap Fund previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.
            (2)   Amendment to Subadvisory Agreement.

         (e)(1) Subadvisory Agreement for the Prestige International Fund previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.
            (2)   Amendment to Subadvisory Agreement.

         (f)(1) Subadvisory Agreement for the Prestige Balanced Fund previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.
            (2)   Amendment to Subadvisory Agreement.

(e)(1) Underwriting Agreement previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.
   (2) Model Dealer Agreement previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.

(f)      Not applicable.

(g) Custody Agreement previously filed with the Trust's original Registration Statement on November 18, 1997, and is hereby incorporated by reference.

(h)(1)(a) Fund Administration Agreement previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.

      (b) Amendment to Fund Administration Agreement.

      (c) Proposed Amended Exhibit A to Fund Administration Agreement.
   (2) Transfer and Dividend Disbursing Agent. previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.

   (3) Agreement and Plan of Reorganization between Nationwide Investing Foundation and the Trust previously filed with the Trust's Registration Statement on form N-14 ('33 Act File No. 333-41175) on November 24, 1997, and is hereby incorporated by reference.

   (4) Agreement and Plan of Reorganization between Nationwide Investing Foundation II and the Trust Previously filed with the Trust's Registration Statement on Form N-14 ('33 Act File No.333-41175) on November 24, 1997, and is hereby incorporated by reference.

   (5) Agreement and Plan of Reorganization between Financial Horizons Investment Trust and the Trust previously filed with the Trust's Registration Statement on Form N-14 ('33 Act File No. 333-41175) on November 24, 1997 and is hereby incorporated by reference.

   (6) Administrative Services Plan and Services Agreement previously filed on January 5, 1999, and is hereby incorporated by reference.

(i) Opinion of Counsel previously filed and is hereby incorporated by reference.

(j) Consent of KPMG LLP, Independent Auditors- to be filed by post effective amendment.

(k)       Not applicable.

(l) Purchase Agreement previously filed with Trust's Registration Statement on January 2, 1998, and hereby incorporated by reference.

(m)(1) Amended Distribution Plan previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.

   (2) Dealer Agreement (see Exhibit 6(b)) previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.

   (3) Rule 12b-1 Agreement previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.

(n)       Financial Data Schedule- to be filed by post-effective amendment.

(o) Amended 18f-3 Plan previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.

Power of Attorney dated November 7, 1997 previously filed in the Trust's Pre-Effective Amendment and is hereby incorporated by reference.

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
           WITH REGISTRANT
           No person is presently controlled by or under common control with Registrant.

ITEM 25.   INDEMNIFICATION
           Indemnification provisions for officers, directors and employees of Registrant are set forth in Article V, Section 5.2 of the Declaration of Trust. In addition, Section 1743.13 of the Ohio Revised Code provides that no liability to third persons for any act, omission or obligation shall attach to the trustees, officers, employees or agents of a business trust organized under Ohio statutes. The trustees are also covered by an errors and omissions policy provided by the Trust covering actions taken by the trustees in their capacity as trustee. See Item 24(b)1 above.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

           (a) Villanova Mutual Fund Capital Trust, ("VMF"), the investment adviser of the Trust, also serves as investment adviser to the Nationwide Separate Account Trust.

           The Directors of Villanova Capital, Inc., VMF's managing unitholder and the officers of VMF are as follows:

Joseph J. Gasper         Director and President and Chief Operating Officer
                         --------------------------------------------------

                                      Nationwide Life Insurance Company
                                      Nationwide Life and Annuity Insurance
                                      Company
                                      Nationwide Financial Services, Inc.

                                      Director and Chairman of the Board
                                      ----------------------------------
                                      National Deferred Compensation, Inc.
                                      Nationwide Investment Services Corp

                                      Director and Vice Chairman
                                      --------------------------
                                        ALLIED Group Merchant Banking Corp
                                      ALLIED Life Brokerage Agency, Inc.
                                      ALLIED Life Financial Corporation
                                      ALLIED Life Insurance Company
                                      Nationwide Financial Institution
                                      Distributors Agency, Inc.

                                        Nationwide Global Funds
                                      Nationwide Global Holdings, Inc.
                                      Nationwide Retirement Solutions, Inc.
                                      Neckura Life Insurance Company
                                      NFS Distributors, Inc.
                                      Pension Associates, Inc.
                                      Villanova Capital, Inc.

                                      Vice Chairman
                                      -------------
                                      Villanova Mutual Fund Capital Trust
                                      Villanova SA Capital Trust

                                      Director and President
                                      ----------------------

                                      Employers Life Insurance Company of
                                      Wausau
                                      Nationwide Advisory Services, Inc.
                                      Nationwide Investor Services, Inc.
                                      Nationwide Financial Services (Bermuda)
                                      Ltd.
                                      Wausau Preferred Health Insurance
                                      Company

                                      Director
                                      --------
                                      Affiliate Agency, Inc.
                                      Affiliate Agency of Ohio, Inc.
                                        Financial Horizons Distributors Agency
                                        Of Alabama, Inc.

                                        Financial Horizons Distributors Agency
                                        of Ohio, Inc.
                                        Financial Horizons Distributors Agency
                                        of Oklahoma, Inc.
                                        Financial Horizons Securities,
                                        Corp.,Inc
                                        Landmark Financial Services of New
                                        York,
                                        Leben Direkt Insurance Company
                                        Morley Financial Services, Inc.
                                        Nationwide Indemnity Company
                                        Neckura Holding Company
                                        NGH Luxembourg, S.A.
                                        PanEurolife

                                        Trustee and Chairman
                                        --------------------
                                        Nationwide Asset Allocation Trust
                                        Nationwide Separate Account Trust

                                        Trustee and President
                                        ---------------------
                                        Nationwide Insurance Golf Charities,
                                        Inc.

                                        Board of Managers
                                        -----------------
                                        Nationwide Services Company, LLC.

Dennis W. Click                         Vice President and Secretary
                                        ------------------------------
                                        Nationwide Mutual Insurance Company
                                        Nationwide Mutual Fire Insurance Company

                                          Nationwide General Insurance
                                          Company
                                          Nationwide Property and Casualty
                                          Insurance Company
                                        Nationwide Life Insurance Company

                                           Nationwide Life and Annuity
                                           Insurance Company
                                        Nationwide Financial Services, Inc.
                                        Nationwide Services Company, LLC.
                                        Nationwide Properties, Ltd.
                                        Nationwide Realty Investors, Ltd.

                                           Nationwide Financial Institution
                                           Distributors Agency, Inc.
                                        Nationwide International Underwriters
                                        AID Finance Services, Inc.
                                        ALLIED General Agency Company
                                        ALLIED Group, Inc.
                                        ALLIED Group Insurance Marketing Company
                                        ALLIED Group Mortgage Company
                                        ALLIED Life Brokerage Agency, Inc.
                                        ALLIED Life Financial Corporation
                                        ALLIED Life Insurance Company

                                        ALLIED Property and Casualty Insurance
                                        Company
                                        AMCO Insurance Company
                                        American Marine Underwriters, Inc.
                                        Cal-Ag Insurance Services, Inc.
                                        CalFarm Insurance Agency
                                        CalFarm Insurance Company
                                        Colonial County Mutual Insurance Company
                                        Colonial Insurance Company of Wisconsin
                                        Depositors  Insurance Company
                                        Midwest Printing Services, Ltd.
                                        Premier Agency, Inc.
                                        Western Heritage Insurance Company

                                        Gates McDonald & Company
                                        GatesMcDonald Health Plus Inc.
                                        Gates, McDonald & Company of Nevada

                                          Gates, McDonald & Company of New York,
                                          Inc.
                                        National Casualty Company
                                        National Deferred Compensation, Inc.
                                        Nationwide Global Holdings, Inc.
                                        Nationwide Cash Management Company
                                        Nationwide Indemnity Company

                                          Nationwide Community Urban
                                          Redevelopment Corporation
                                          Nevada Independent Companies-
                                          Construction
                                          Nevada Independent Companies-Health
                                          and Nonprofit
                                        Nevada Independent Companies-Hospitality and Entertainment
                                        Nevada Independent Companies-
                                        Manufacturing,
                                        Transportation and Distribution
                                        NFS Distributors, Inc.
                                        Farmland Mutual Insurance Company
                                        Lone Star General Agency, Inc.
                                          Nationwide Agribusiness Insurance
                                          Company
                                          Employers Life Insurance Company of
                                          Wausau
                                        Nationwide Advisory Services, Inc.
                                        Nationwide Investors Services, Inc.
                                        Nationwide Corporation

                                          Nationwide Insurance Enterprise
                                          Foundation
                                          Nationwide Investment Services
                                          Corporation
                                        Scottsdale Indemnity Company
                                        Scottsdale Insurance Company

                                          Scottsdale Surplus Lines Insurance
                                          Company
                                        Affiliate Agency, Inc.
                                        Affiliate Agency of Ohio, Inc.

                                           Financial Horizons Distributors
                                           Agency of Alabama, Inc.
                                           Financial Horizons Distributors
                                           Agency of Ohio, Inc.
                                           Financial Horizons Distributors
                                           Agency of Oklahoma, Inc.
                                        Financial Horizons Securities
                                        Corporation
                                        Landmark Financial Services of New
                                        York, Inc.
                                        Nationwide Retirement Solutions, Inc.

                                          Nationwide Retirement Solutions, Inc.
                                          of Alabama
                                          Nationwide Retirement Solutions, Inc.
                                          of Arizona
                                          Nationwide Retirement Solutions, Inc.
                                          of Arkansas
                                        Nationwide Retirement Solutions, Inc.
                                        of Montana
                                        Nationwide Retirement Solutions, Inc.
                                        of Nevada
                                        Nationwide Retirement Solutions, Inc.
                                        of New Mexico
                                        Nationwide Retirement Solutions, Inc.
                                        of Ohio
                                        Nationwide Retirement Solutions, Inc.
                                        of Oklahoma
                                        Nationwide Retirement Solutions, Inc.
                                        of South Dakota
                                        Nationwide Retirement Solutions, Inc.
                                        of Wyoming
                                        Nationwide Agency, Inc.
                                        Nationwide Health Plans, Inc.
                                        Nationwide Management Systems, Inc.
                                        MRM Investments, Inc.

                                          National Premium and Benefit
                                          Administration Company
                                        Nationwide Insurance Company of America
                                        Nationwide Insurance Company of Florida
                                        Morley Financial Services, Inc.
                                        Pension Associates, Inc.
                                        Villanova Capital, Inc.
                                        Villanova Mutual Fund Capital Trust
                                        Villanova SA Capital Trust

                                          Wausau Preferred Health Insurance
                                          Company

                                        Assistant Secretary
                                        -------------------

                                          Nationwide Financial Services
                                          (Bermuda) Ltd.

                                        Vice President and Assistant Secretary
                                        --------------------------------------

                                          ALLIED Group Merchant Banking
                                          Corporation

                                        Vice President and Clerk
                                        ------------------------
                                        Healthcare First, Inc.

                                          Nationwide Retirement Solutions
                                          Insurance Agency, Inc.

Paul J. Hondros                        Director
                                       --------
                                         President and Chief Executive Officer
                                         Nationwide Advisory Services, Inc.
                                       Nationwide Investors Services, Inc.
                                       Villanova Capital, Inc.
                                       Villanova Mutual Fund Capital Trust
                                       Villanova SA Capital Trust

Dimon R. McFerson                        Chairman and Chief Executive Officer
                                         Nationwide Insurance
                                         ------------------------------------
                                       Enterprise and Director
                                       -----------------------
                                       ALLIED Group, Inc.
                                       ALLIED Life Financial Corporation
                                       Farmland Mutual Insurance Company

                                         GatesMcDonald Health Plus, Inc.
                                         Nationwide Agribusiness Insurance
                                         Company
                                       National Casualty Company
                                       Nationwide Financial Services, Inc.
                                       Scottsdale Indemnity Company
                                       Scottsdale Insurance Company

                                         Scottsdale Surplus Lines Insurance
                                         Company

                                       Chairman and Chief Executive Officer and
                                       Director
                                       ----------------------------------------
                                       Nationwide Mutual Insurance Company
                                       Nationwide Mutual Fire Insurance Company
                                       Nationwide General Insurance Company

                                         Nationwide Property and Casualty
                                         Insurance Company
                                       Nationwide Life Insurance Company

                                         Nationwide Life and Annuity Insurance
                                         Company
                                       Colonial Insurance Company of Wisconsin
                                       National Deferred Compensation, Inc.
                                       Nationwide Cash Management Company
                                       Nationwide Global Holdings, Inc.
                                       Nationwide Indemnity Company
                                       Nationwide Insurance Company of America

                                         Nationwide Investment Services
                                         Corporation

                                       Chairman and Chief Executive Officer,
                                       President and Director
                                       -------------------------------------
                                       Nationwide Corporation

                                       Chairman of the Board, Chairman and
                                       Chief Executive
                                       -----------------------------------
                                         Officer and Director
                                         --------------------
                                         American Marine Underwriters, Inc.

                                           Employers Life Insurance Company of
                                           Wausau
                                         Nationwide Advisory Services, Inc.

                                           Nationwide Financial Institution
                                           Distributors Agency, Inc
                                        Nationwide International Underwriters
                                        Nationwide Investor Services, Inc.
                                        Nationwide Retirement Solutions, Inc.
                                        NFS Distributors, Inc.
                                        Pension Associates, Inc.

                                          Wausau Preferred Health Insurance
                                          Company

                                        Chairman of the Board, Chairman and
                                        Chief Executive
                                        -----------------------------------

                                        Officer-Nationwide Insurance Enterprise
                                        and Director
                                        ---------------------------------------
                                        AID Finance Services, Inc.
                                        ALLIED General Agency Company
                                        ALLIED Group Insurance Marketing Company

                                          ALLIED Group Merchant Banking
                                          Corporation
                                        ALLIED Group Mortgage Company
                                        ALLIED Life Brokerage Agency, Inc.
                                        ALLIED Life Insurance Company

                                          ALLIED Property and Casualty
                                          Insurance Company
                                        AMCO Insurance Company
                                        Depositors  Insurance Company
                                        Midwest Printing Services, Ltd.
                                        Premier Agency, Inc.
                                        Western Heritage Insurance Company
                                        Gates, McDonald and Company
                                        Nationwide Retirement Solutions, Inc.

                                          Nationwide Insurance Enterprise
                                          Services, Ltd.
                                        Villanova Capital, Inc.

                                        Trustee and Chairman
                                        --------------------
                                        Financial Horizons Investment Trust
                                        Nationwide Investing Foundation

                                        Nationwide Investing Foundation II
                                        Nationwide Mutual Funds

                                        Chairman of the Board
                                        ---------------------

                                          Nationwide Insurance Golf Charities,
                                          Inc.

                                        Chairman of the Board and Director
                                        ----------------------------------
                                        Cal-Ag Insurance Services, Inc.
                                        CalFarm Insurance Agency
                                        CalFarm Insurance Company
                                        Lone Star General Agency, Inc.

                                          Nationwide Community Urban
                                          Redevelopment Corporation
                                        Colonial County Mutual Insurance Company

                                        Director
                                        --------
                                        Gates, McDonald & Company of Nevada
                                        Gates, McDonald & Company of New York
                                        Healthcare First, Inc.
                                        MRM Investments, Inc.
                                        Morley Financial Services, Inc.
                                        Nationwide Agency, Inc.
                                        Nationwide Health Plans, Inc.
                                        Nationwide Management Systems, Inc.

                                          Nevada Independent Companies-
                                          Construction
                                          Nevada Independent Companies-Health
                                          and Nonprofit
                                          Nevada Independent Companies-
                                          Hospitality and Entertainment

                                            Nevada Independent Companies-
                                            Manufacturing,
                                             Transportation and Distribution
                                        PanEurolife

                                        Chairman of the Board, Chairman and
                                        Chief Executive
                                        -----------------------------------
                                        Officer and Trustee
                                        -------------------

                                          Nationwide Insurance Enterprise
                                          Foundation

                                          Member-Board of Managers, Chairman of
                                          the Board,
                                          -------------------------------------
                                          Chairman and Chief Executive Officer

                                          ------------------------------------
                                          Nationwide Properties, Ltd.
                                          Nationwide Realty Investors, Ltd.
                                          Nationwide Services Company, LLC.


                                          Chairman and Chief Executive Officer
                                          ------------------------------------
                                          Nationwide Insurance Company of
                                          Florida

                                          Chairman and Chief Executive Officer-
                                          Nationwide Insurance
                                          -------------------------------------
                                          Enterprise
                                          ----------
                                          Villanova Mutual Fund Capital Trust
                                          Villanova SA Capital Trust

Robert A. Oakley
                                        Executive Vice President-Chief Financial
                                        Officer
                                        ----------------------------------------
                                          Nationwide Mutual Insurance Company
                                          Nationwide Mutual Fire Insurance
                                          Company
                                          Nationwide General Insurance Company

                                            Nationwide Property and Casualty
                                            Insurance Company
                                          Nationwide Life Insurance Company

                                            Nationwide Life and Annuity
                                            Insurance Company
                                          ALLIED Group. Inc.
                                          ALLIED Life Financial Corporation
                                          CalFarm Insurance Company

                                            Employers Life Insurance Company
                                            of Wausau
                                          National Casualty Company

                                            National Premium and Benefit
                                            Administration Company
                                          Farmland Mutual Insurance Company

                                            Nationwide Financial Institution
                                            Distributors Agency, Inc.
                                          Lone Star General Agency, Inc.

                                            Nationwide Agribusiness Insurance
                                            Company
                                          Nationwide Corporation
                                          Nationwide Financial Services, Inc.

                                            Nationwide Investment Services
                                            Corporation
                                          Nationwide Investor Services, Inc.

                                            Nationwide Insurance Enterprise
                                            Foundation
                                          Nationwide Properties, Ltd.
                                          Nationwide Realty Investors, Ltd.
                                          Nationwide Retirement Solutions, Inc.
                                          Colonial County Mutual Insurance
                                          Company
                                          Pension Associates, Inc.
                                          Nationwide Retirement Solutions, Inc.
                                          Scottsdale Indemnity Company
                                          Scottsdale Insurance Company

                                            Scottsdale Surplus Lines Insurance
                                            Company
                                          Villanova Mutual Fund Capital Trust
                                          Villanova SA Capital Trust

                                            Wausau Preferred Health Insurance
                                            Company

                                          Director and Chairman of the Board
                                          ----------------------------------
                                          Neckura Holding Company
                                          Neckura Insurance Company
                                          Neckura Life Insurance Company

                                          Executive Vice President-Chief
                                          Financial Officer and
                                          ------------------------------
                                          Director

                                          AID Finance Services, Inc.
                                          ALLIED General Agency Company
                                          ALLIED Group Insurance Marketing
                                          Company

                                            ALLIED Group Merchant Banking
                                            Corporation
                                          ALLIED Group Mortgage Company
                                          ALLIED Life Brokerage Agency, Inc.

                                          ALLIED Life Insurance Company
                                          ALLIED Property and Casualty
                                          Insurance Company
                                          AMCO Insurance Company
                                          American Marine Underwriters, Inc.
                                          Cal-Ag Insurance Services, Inc.
                                          CalFarm Insurance Agency
                                          Depositors  Insurance Company
                                          Midwest Printing Services, Ltd.
                                          Premier Agency, Inc.
                                          Western Heritage Insurance Company
                                          Colonial Insurance Company of
                                          Wisconsin
                                          Nationwide Cash Management Company
                                          Nationwide Community Urban
                                          Redevelopment Corporation
                                          National Deferred Compensation, Inc.
                                          Nationwide Global Holdings, Inc.

                                          Nationwide Services Company, LLC.
                                          NFS Distributors, Inc.
                                          MRM Investments, Inc.
                                          Nationwide Advisory Services, Inc.
                                          Nationwide Indemnity Company
                                          Nationwide Insurance Company of
                                          America
                                          Nationwide Insurance Company of
                                          Florida
                                          Nationwide International Underwriters
                                          Villanova Capital, Inc.

                                          Director and Vice Chairman
                                          --------------------------
                                          Leben Direkt Insurance Company
                                          Neckura General Insurance Company
                                          Auto Direkt Insurance Company

                                          Director
                                          --------
                                          Gates, McDonald & Company
                                          GatesMcDonald Health Plus Inc.
                                          Healthcare First, Inc.
                                          Morley Financial Services,  Inc.
                                          NGH Luxembourg, S.A.
                                          PanEurolife

                                          Board of Managers, Executive Vice
                                          Pres.-Chief Financial Officer
                                          ---------------------------------
                                          Nationwide Insurance Enterprise
                                          Services, Ltd.

Susan A. Wolken
                                        Senior Vice President - Life Company
                                        Operations
                                        ------------------------------------
                                        Nationwide Mutual Insurance Company
                                        Nationwide Mutual Fire Insurance Company
                                        Nationwide Property and Casualty
                                        Insurance Company
                                          Nationwide Life Insurance Company
                                        Nationwide Life and Annuity Insurance
                                        Company
                                          Nationwide Financial Services, Inc.

                                        Senior Vice President - Life Company
                                        Operations and Director
                                        ------------------------------------
                                        Nationwide Financial Services
                                        (Bermuda) Ltd.

                                        Chairman of the Board and Director
                                        ----------------------------------
                                        Nationwide Trust Company, FSB

                                        Senior Vice President and Director
                                        ----------------------------------
                                        Employers Life Insurance Company of
                                        Wausau
                                        Pension Associates, Inc.
                                        Wausau Preferred Health Insurance
                                        Company

                                        Director
                                        --------
                                        Affiliate Agency, Inc.
                                        Affiliate Agency of Ohio, Inc.

                                          Financial Horizons Distributors
                                          Agency of Alabama, Inc.
                                          Financial Horizons Distributors
                                          Agency of Ohio, Inc.
                                        Financial Horizons Distributors Agency
                                        of Oklahoma, Inc.
                                        Financial Horizons Securities
                                        Corporation
                                        Landmark Financial Services of New
                                        York, Inc.
                                        Nationwide Advisory Services, Inc.
                                        ----------------------------------

                                          Nationwide Financial Institution
                                          Distributors Agency, Inc.
                                        Nationwide Global Funds

                                          Nationwide Investment Services
                                          Corporation
                                        Nationwide Retirement Solutions, Inc.

                                          Nationwide Retirement Solutions
                                          Insurance Agency, Inc.
                                          Nationwide Retirement Solutions, Inc.
                                          of Alabama
                                          Nationwide Retirement Solutions, Inc.
                                          of Arizona
                                          Nationwide Retirement Solutions, Inc.
                                          of Arkansas
                                          Nationwide Retirement Solutions, Inc.
                                          of Montana
                                          Nationwide Retirement Solutions, Inc.
                                          of Nevada

                                        Nationwide Retirement Solutions, Inc.
                                        of New Mexico
                                        Nationwide Retirement Solutions, Inc.
                                        of Ohio
                                        Nationwide Retirement Solutions, Inc.
                                        of Oklahoma
                                        Nationwide Retirement Solutions, Inc.
                                        of South Dakota
                                        Nationwide Retirement Solutions, Inc.
                                        of Wyoming

                                          Villanova Capital, Inc.


Robert J. Woodward, Jr.                 Executive Vice President-Chief
                                        Investment Officer
                                        ------------------------------
                                        Nationwide Mutual Insurance Company
                                        Nationwide Mutual Fire Insurance
                                        Company

                                          Nationwide General Insurance
                                          Company
                                          Nationwide Property and Casualty
                                          Insurance Company
                                        Nationwide Life Insurance Company

                                        Nationwide Life and Annuity Insurance
                                        Company
                                          AID Finance Services, Inc.
                                          ALLIED General Agency Company
                                          ALLIED Group, Inc.
                                          ALLIED Group Insurance Marketing
                                          Company
                                          ALLIED Group Merchant Banking Corp.
                                          ALLIED Life Brokerage Agency, Inc.
                                          ALLIED Life Financial Corporation
                                          ALLIED Life Insurance Company
                                          ALLIED Property and Casualty
                                          Insurance Company
                                          AMCO Insurance Company
                                          Cal-Ag Insurance Services, Inc.
                                          CalFarm Insurance Agency
                                          CalFarm Insurance Company
                                          Depositors  Insurance Company
                                          Midwest Printing Services, Ltd.
                                          Premier Agency, Inc.
                                         Western Heritage Insurance Company

                                        Colonial County Mutual Insurance
                                        Company
                                        Colonial Insurance Company of Wisconsin
                                        Employers Insurance of Wausau A Mutual
                                          Company
                                        Employers Life Insurance Company of
                                          Wausau
                                        Farmland Mutual Insurance Company
                                        Gates, McDonald & Company
                                        GatesMcDonald Health Plus, Inc.
                                        Lone Star General Agency, Inc.
                                        National Casualty Company
                                        Nationwide Financial Services, Inc.
                                        Nationwide Financial Services (Bermuda)
                                          Ltd.
                                        Nationwide Agribusiness Insurance
                                          Company
                                          Nationwide Insurance Company of
                                          America
                                        Nationwide Insurance Company of Florida
                                        Nationwide Corporation
                                        Nationwide Insurance Enterprise
                                          Foundation

                                 Nationwide Insurance Enterprise Serv Ltd
                                 Nationwide Investment Services
                                  Corporation

                                 Nationwide Retirement Solutions, Inc.
                                 NFS Distributors, Inc.
                                 Pension Associates, Inc.
                                 Nationwide Retirement Solutions, Inc.
                                 Scottsdale Indemnity Company
                                 Scottsdale Insurance Company

                                   Scottsdale Surplus Lines Insurance
                                   Company

                                 Villanova Mutual Fund Capital Trust
                                 Villanova SA Capital Trust

                                   Wausau Preferred Health Insurance
                                   Company

                                 Director
                                 --------
                                 Healthcare First, Inc.
                                 Morley Financial Services, Inc.
                                 Nationwide Global Holdings, Inc.
                                 Nationwide Investors Services, Inc.

                                 Member-Board of Managers and Vice Chairman
                                 ------------------------------------------
                                 Nationwide Properties, Ltd.
                                 Nationwide Realty Investors, Ltd.

                                 Member-Board of Managers and Executive
                                 Vice President-Chief
                                 -----------------------------------------
                                 Investment Officer
                                 ------------------
                                 Nationwide Services Company, LLC.

                                 Director and President
                                 ----------------------
                                 MRM Investments, Inc.
                                 Nationwide Cash Management Company

                                    Nationwide Community Urban
                                    Redevelopment Corporation

                                 Director and Executive Vice President-
                                 Chief Investment Officer
                                 ----------------------------------------
                                 Gates, McDonald & Company
                                 GatesMcDonald Health Plus, Inc.
                                 National Deferred Compensation, Inc.
                                 Nationwide Indemnity Company
                                 Nationwide Advisory Services, Inc.
                                 Villanova Capital, Inc.

                                     Director, Vice Chairman and Executive Vice
                                     President-Chief
                                     --------------------------------------

                                     Investment Officer
                                     ------------------
                                     ALLIED Group Mortgage Company

                                     Trustee and Vice Chairman
                                     -------------------------
                                     Nationwide Asset Allocation Trust
                                     Nationwide Separate Account Trust


Except as otherwise noted, the principal business address of any company with which any person specified above is connected in the capacity of director, officer, employee, partner or trustee is One Nationwide Plaza, Columbus, Ohio 43215, except for the following companies:

Farmland Mutual Insurance Company
Nationwide Agribusiness Insurance Company
1963 Bell Avenue
Des Moines, Iowa 50315-1000

Colonial Insurance Company of Wisconsin
One Nationwide Plaza
Columbus, Ohio 43215

Scottsdale Insurance Company
8877 North Gainey Center Drive
P.O. Box 4110
Scottsdale, Arizona 85261-4110

National Casualty Company
P.O. Box 4110
Scottsdale, Arizona 85261-4110

Lone Star General Agency, Inc.
P.O. Box 14700
Austin, Texas 78761

Auto Direkt Insurance Company
Columbus Insurance Brokerage and Service, GMBH
Leben Direkt Insurance Company
Neckura Holding Company
Neckura Insurance Company

Neckura Life Insurance Company
John E. Fisher Str. 1
61440 Oberursel/Ts.
Germany

Nationwide Retirement Solutions, Inc.
Two Nationwide Plaza
Columbus, Ohio 43215

Morley Financial Services, Inc.
5665 S. W. Meadows Rd. , Suite 400
Lake Oswego, Oregon  97035

          (b) UBT serves as investment adviser to the Morley Capital Accumulation Fund. UBT, a trust company organized under the laws of the State of Oregon, is a wholly owned subsidiary of Nationwide Life Insurance Company. UBT conducts a variety of trust activities.

               To the knowledge of the Trust, none of the directors or officers of UBT, except as set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with and engage in business for Morley Financial Services, Inc. The directors except as noted below may be contacted C/O UBT, 5665 SW Meadows Rd., Suite 400, Lake Oswego, Oregon 97035.

               Donald C. Burdick, 434 Ridgeway Road, Lake Oswego, OR 97034 Mr. Burdick has been an independent consultant and investor for the past 10 years. Prior to that he was President of Investcorp Financial Services.

               Harold H. Morley, President, CEO and Director of UBT. Mr. Morley is Chairman and Chief Executive Officer of Morley Financial Services, Inc.

               Joan K. Hall, Senior Vice President, Corporate Secretary, Financial Officer and Director of UBT. Ms. Hall is Senior Vice President and Financial Officer of Morley Financial Services.

               Greg E. Ellis, Senior Vice President/ Managing Director. Mr. Ellis is also Senior Vice President/ Managing Director of Morley Capital Management, Inc.

               Peter DeGraff, Vice President and Assistant General Manager.

               Taylor E. Drake, Vice President.

               Frederick F. Fletcher VI, Vice President and Corporate
               Controller.

               Barbara Salisbury, Vice President.

          (c)  Information for the Subadviser of the S&P 500 Index Fund

               (1)  Fund Asset Management, L.P.

                    Fund Asset Management, L.P. ("FAM") acts as subadviser to the S&P 500 Index Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 28 of officers and directors of FAM, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by FAM (SEC file No. 801-12485).

          (d)  Information for the Subadviser of the Prestige Large Cap Value
               Fund

               (1)  Brinson Partners, Inc.

                    Brinson Partners, Inc. ("Brinson") acts as a subadviser to the Prestige Large Cap Value Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 28 of officers and directors of Brinson, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by Brinson (SEC file No. 801-34910.)

          (e)  Information for the Subadviser of the Prestige Large Cap Growth
               Fund

               (1)  Goldman Sachs Asset Management

                    Goldman Sachs Asset Management ("Goldman") acts as a subadviser to the Large Cap Growth Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 28 of officers and directors of Goldman, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by Goldman (SEC file No. 801-16048.)

          (f)  Information for the Subadviser of the Prestige Balanced Fund

               (1)  J. P. Morgan Investment Management

                    J. P. Morgan Investment Management, Inc. ("JPMIM"), a registered investment adviser, is a wholly owned subsidiary of J. P. Morgan & Co. Incorporated. JPMIM manages employee benefit plans for corporations and unions. JPMIM also provides investment management services for a broad spectrum of other institutional investors, including foundations, endowments, sovereign governments, and insurance companies.

                    To the knowledge of the Registrant, none of the directors or executive officers of JPMIM is or has been in the past two fiscal years engaged in any other business or profession, vocation or employment of a substantial nature, except that certain officers and directors of JPMIM also hold various positions with, and engage in business for, J.P. Morgan & Co. Incorporated or Morgan Guaranty Trust Company of New York, a New York trust company which is also a wholly owned subsidiary of J. P. Morgan & Co. Incorporated.

          (g)  Information for the Subadviser of the Prestige Small Cap Fund

               (1)  Invesco Management & Research, Inc.

                    Invesco Management & Research, Inc. ("INVESCO") acts as a subadviser to the Small Cap Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 28 of officers and directors of INVESCO, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by INVESCO (SEC file No. 801-01596.)

          (h)  Information for the Subadviser of the Prestige International Fund

               (1)  Lazard Asset Management

                    Lazard Asset Management ("Lazard") acts as subadviser to the International Fund and as adviser or subadviser to a number of other registered investment companies as well as to separate institutional investors. The list required by this
                    Item 26 of officers and directors of Lazard, together with information as to their other business, profession, vocation or employment of a substantial nature during the past 2 years, is incorporated by reference to Schedules A and D of Form ADV filed by Lazard (SEC File No. 801-6568).

          (i) Information for the Subadviser of the Nationwide Small Cap Value Fund II

               (1) Villanova Value Investors, LLC is in the process of being formed. Information required by this item will be added in a subsequent post-effective amendment.

ITEM 27. PRINCIPAL UNDERWRITERS

         (a)  See Item 26 above.
         (b)  Nationwide Advisory Services, Inc.

                                                                          Position with                       Position with
Name                                  Business Address                    Underwriter                         Registrant
----                                  --------------                      --------------                      -------------
Dimon R. McFerson                     One Nationwide Plaza                Chairman and CEO                    Chairman of Board of
                                      Columbus  OH 43215                                                      Trustees

Joseph J. Gasper                      One Nationwide Plaza                President and Director              Vice Chairman of
                                      Columbus OH 43215                                                       of Trustees

Robert A. Oakley                      One Nationwide Plaza                Exec. VP - Chief Financial          N/A
                                      Columbus  OH 43215                  Officer and Director

Robert J. Woodward, Jr.               One Nationwide Plaza                Exec. VP - Chief Investment         Trustee
                                      Columbus  OH 43215                  Officer and Director

James F. Laird, Jr.                   Three Nationwide Plaza              VP - General Manager                Treasurer
                                      Columbus OH 43215

Edwin P. McCausland                   One Nationwide Plaza                Senior VP - Fixed Income            Assistant Treasurer
                                      Columbus  OH 43215                  Securities

Joseph P. Rath                        One Nationwide Plaza                VP - Compliance                     N/A
                                      Columbus  OH 43215

William G. Goslee                     One Nationwide Plaza                Vice President                      N/A
                                      Columbus  OH 43215


Susan A. Wolken                       Three Nationwide Plaza              Director                            N/A
                                      Columbus OH 43215

Dennis W. Click                       One Nationwide Plaza                Vice President and Secretary        N/A
                                      Columbus  OH 43215

Patricia J. Smith                     Three Nationwide Plaza              Assistant Secretary                 Assistant Secretary
                                      Columbus OH 43215

Elizabeth A. Davin                    One Nationwide Plaza                Assistant Secretary                 Assistant Secretary
                                      Columbus  OH 43215


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

          James F. Laird, Jr.
          Nationwide Advisory Services, Inc.
          Three Nationwide Plaza

          Columbus, OH 43215

ITEM 29.  MANAGEMENT SERVICES

          Not applicable.

ITEM 30.  UNDERTAKINGS

          Not applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 17 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on this 28th day of December, 1999.


                             NATIONWIDE MUTUAL FUNDS

                             By: JAMES F. LAIRD, JR.
                                 -------------------
                                 James F. Laird, Jr., Treasurer


PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THE REGISTRATION STATEMENT OF NATIONWIDE MUTUAL FUNDS HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE 28th DAY OF DECEMBER, 1999.


Signature & Title
-----------------

Principal Executive Officer

DIMON R. MCFERSON*
-------------------
Dimon R. McFerson, Trustee and Chairman

Principal Accounting and Financial Officer

JAMES F. LAIRD, JR.
--------------------
James F. Laird, Jr., Treasurer


JOHN C. BRYANT*
----------------
John C. Bryant, Trustee


C. BRENT DEVORE*
----------------
C. Brent Devore, Trustee


SUE A. DOODY*
--------------
Sue A. Doody, Trustee


ROBERT M. DUNCAN*
------------------
Robert M. Duncan, Trustee


THOMAS J. KERR, IV*
--------------------
Thomas J. Kerr, IV, Trustee


DOUGLAS F. KRIDLER*
--------------------
Douglas F. Kridler, Trustee


NANCY C. THOMAS*
-----------------
Nancy C. Thomas, Trustee


DAVID C. WETMORE*
------------------
David C. Wetmore, Trustee


*BY: JAMES F. LAIRD, JR.
     -------------------
     James F. Laird, Jr., Attorney-In Fact

                                   SIGNATURES


Quantitative Master Series Trust has duly caused this Post-Effective Amendment to the Registration Statement of Nationwide Mutual Funds to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 28th day of December, 1999.


                                        Quantitative Master Series Trust

                                   By:  TERRY K. GLENN
                                        ---------------------------------
                                        Terry K. Glenn, President



PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THE REGISTRATION STATEMENT OF NATIONWIDE MUTUAL FUNDS HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE 28th DAY OF DECEMBER 1999.



Signature and Title
--------------------

Principal Executive Officer

TERRY K. GLENN
--------------------------------------
Terry K. Glenn, Trustee and President

Principal Accounting and Financial Officer

DONALD C. BURKE*
--------------------------------------
Donald C. Burke, Trustee and Treasurer

JACK B. SUNDERLAND*
--------------------------------------
Jack B. Sunderland, Trustee

STEPHEN B. SWENSRUD*
--------------------------------------
Stephen B. Swensrud, Trustee

J. THOMAS TOUCHTON*
--------------------------------------
J. Thomas Touchton, Trustee

*BY: TERRY K. GLENN
     ---------------------------------
     Terry K. Glenn, Attorney-In-Fact